UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II
BlackRock Managed Income Fund
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Managed Income Fund

Dear Shareholder,
The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.
Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.25% 40.79%
U.S. small cap equities
(Russell 2000
®
Index)
17.54 62.03
International equities
(MSCI Europe, Australasia,
Far East Index)
8.83 32.35
Emerging market equities
(MSCI Emerging Markets
Index)
7.45 40.90
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.09
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.10) (5.89)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.60) (0.33)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 4.20
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.61 15.34
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report

Financial Statements:

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Managed Income Fund
Investment Objective
BlackRock Managed Income Fund’s (the “Fund”) investment objective is to seek to maximize current income with consideration for risk-managed total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund’s Institutional, Investor A and Class K Shares outperformed their Customized Reference Benchmark, a blend of 30%
S&P 500
®
Index/70% Bloomberg Barclays U.S. Aggregate Bond Index while the Investor C Shares underperformed. For the same period, all of the Fund’s share classes outperformed the Bloomberg Barclays U.S. Aggregate Bond Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund is managed within a risk-controlled framework, and it strives to maintain a consistent yield with a risk profile below that of the benchmark.
What factors influenced performance?
Positions in risk assets, including global equities, generated positive returns. U.S dividend-oriented stocks were particularly robust performers on the strength of a broadening vaccine-led economic recovery, as were holdings in international equities. Covered calls were another large contributor to performance, as income generation augmented the favorable price movements of the underlying stocks.
The Fund’s efforts to manage interest rate risk through the use of derivatives aided performance given the rise in interest rates during the first quarter. The Fund was also well positioned to capitalize on the outperformance of riskier segments of the bond market in relation to “safe haven” investments. Allocations to high yield bonds, floating rate loan interest (“bank loans”) and preferred stocks performed especially well due to the improving economic backdrop and elevated demand for income-generating assets.
The Fund’s allocation to investment-grade bonds modestly detracted from performance. Higher interest rates, together with a flurry of new issuance, weighed on the asset class. The Fund’s effort to manage equity risk through the use of U.S. and European futures was a small detractor due to the strong market rally.
The Fund had an elevated cash position at period end, which was committed for pending transactions. The cash position had no material impact on Fund performance.
The Fund's practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund's investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The investment adviser added risk to the portfolio, primarily by increasing the allocations to global dividend-oriented stocks and higher yielding, lower-duration fixed-income categories such as floating rate bank loans. In addition, it reduced the Fund’s weightings in agency mortgage-backed securities and cash. This shift reflected the investment adviser’s belief there was less upside potential in higher-quality areas of fixed income relative to both equities and the lower-quality segments of the bond market. The investment adviser also continued to manage the Fund with a low duration profile on the view that robust growth and inflation would likely lead to higher interest rates.
(Duration is a measure of interest-rate sensitivity.)
Describe portfolio positioning at period end.
The Fund was diversified across several income-producing asset classes, including investment-grade debt, floating rate bank loans, high yield bonds, global equities, covered calls, mortgage-backed securities, preferred stocks and cash. The Fund’s duration was approximately 2.1 years at the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Managed Income Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.88% 2.68% 3.48% 10.53% N/A 5.09% N/A 6.07% N/A
Investor A ....................... 2.53 2.36 3.36 10.26 5.85% 4.82 3.97% 5.75 5.32%
Investor C ....................... 1.89 1.70 2.98 9.45 8.45 4.05 4.05 4.98 4.98
Class K ........................ 2.93 2.75 3.60 10.56 N/A 5.16 N/A 6.15 N/A
Bloomberg Barclays U.S. Aggregate Bond
Index
(c)
...................... — — (1.60) (0.33) N/A 3.03 N/A 3.39 N/A
Customized Reference Benchmark
(d)
... — — 3.25 10.86 N/A 7.49 N/A 6.93 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund’s returns between July 29, 2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(d)
A customized performance benchmark comprised of the returns of the Bloomberg Barclays U.S. Aggregate Bond Index (70%) and the S&P 500
®
Index (30%).
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 46%
Investment Companies ............................... 16
Floating Rate Loan Interests ........................... 14
Common Stocks ................................... 9
Equity-Linked Notes ................................. 8
Asset-Backed Securities .............................. 5
Preferred Securities ................................. 2
Foreign Agency Obligations ............................ —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 4%
AA/Aa ......................................... 3
A ............................................ 14
BBB/Baa ....................................... 25
BB/Ba ......................................... 15
B ............................................ 21
CCC/ Caa ....................................... 4
CC/Ca ........................................ —
(d)
NR ........................................... 14
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, Equity-Linked Notes and Investment Companies.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders
6
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. Investor C Shares performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,034.80 $ 2.02 $ 1,000.00 $ 1,022.81 $ 2.01 0.40%
Investor A ................................ 1,000.00 1,033.60 3.28 1,000.00 1,021.57 3.26 0.65
Investor C ................................ 1,000.00 1,029.80 7.05 1,000.00 1,017.85 7.00 1.40
Class K .................................. 1,000.00 1,036.00 1.77 1,000.00 1,023.06 1.76 0.35
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 4.6%
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.54%,
10/25/32
(a)(b)
.................... USD 1,000 $ 1,000,636
AIMCO CLO, Series 2017-AA, Class AR,
(LIBOR USD 3 Month + 1.05%), 1.24%,
04/20/34
(a)(b)
.................... 500 499,802
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 1,017,971
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 1,017,050
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
1.38%, 10/15/31
(a)(b)
............... 500 499,999
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.45%, 05/24/30
(a)(b)
............... 500 500,485
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.35%, 10/15/30
(a)(b)
............... 250 250,023
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
1.58%, 07/15/30
(a)(b)
............... 1,000 1,000,278
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.44%, 10/20/29 ... 900 900,537
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.89%, 10/20/29 ... 500 499,014
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
07/15/34
(a)(b)
.................... 500 500,000
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 02/28/40
(a)(b)
... 828 790,571
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.29%, 01/20/31
(a)(b)
... 500 499,990
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 1.62%, 01/20/34
(a)(b)
1,000 1,003,958
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.48%, 04/27/31 .. 650 650,102
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.41%, 07/20/30 ... 1,850 1,850,891
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 0.79%, 11/25/35
(a)
..... 843 815,125
Galaxy XXII CLO Ltd.
(a)(b)
:
Series 2016-22A, Class ARR, (LIBOR USD
3 Month + 1.20%), 1.32%, 04/16/34
(c)
. 750 753,181
Series 2016-22A, Class BRR, (LIBOR USD
3 Month + 1.70%), 1.82%, 04/16/34 .. 500 502,260
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.37%,
10/15/30
(a)(b)
.................... 750 750,093
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)
......... 1,000 995,289
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
1.78%, 04/15/34
(a)(b)
............... 300 300,004
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.37%,
10/20/31
(a)(b)
.................... 500 500,249
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.31%, 07/15/34
(a)(b)
............... USD 1,000 $ 996,398
Halsey Point CLO 4 Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month + 1.22%),
1.37%, 04/20/34
(a)(b)
............... 500 499,500
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 1.69%, 07/18/31
(a)(b)
......... 500 497,955
Invesco CLO Ltd., Series 2021-2A, Class A,
(LIBOR USD 3 Month + 1.12%), 1.20%,
07/15/34
(a)(b)
.................... 1,000 1,000,000
Kayne CLO III Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 1.66%,
04/15/32
(a)(b)
.................... 1,000 1,003,647
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.36%, 10/18/30
(a)(b)
... 750 750,019
OCP CLO Ltd., Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%), 1.98%,
07/15/30
(a)(b)
.................... 500 500,063
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 1.78%, 07/15/30
(a)(b)
......... 500 499,799
Octagon Investment Partners 45 Ltd., Series
2019-1A, Class A, (LIBOR USD 3 Month +
1.33%), 1.51%, 10/15/32
(a)(b)
......... 500 500,262
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.77%, 07/23/31 ... 1,000 997,379
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.50%, 11/15/32 ... 500 500,550
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.40%,
11/22/30
(a)(b)
.................... 250 250,000
Palmer Square CLO Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.49%, 11/14/32 ... 1,000 1,000,751
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.00%, 11/14/32 ... 1,000 1,002,704
Pikes Peak CLO 6
(a)(b)
:
Series 2020-6A, Class AR2, (LIBOR USD 3
Month + 1.17%), 1.33%, 05/18/34 ... 500 499,999
Series 2020-6A, Class BR2, (LIBOR USD 3
Month + 1.70%), 1.86%, 05/18/34 ... 500 499,473
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)
.................... 500 499,500
Progress Residential Trust
(b)
:
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 1,010,496
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 1,021,423
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 1,021,883
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.44%, 10/17/30
(a)(b)
............... 500 500,149
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.84%,
07/17/31
(a)(b)
.................... 650 650,038
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.37%, 10/25/31
(a)(b)
............... 1,000 1,000,065

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
2.03%, 10/25/31
(a)(b)
............... USD 700 $ 699,967
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (LIBOR USD 3 Month + 1.70%),
1.83%, 07/20/34
(a)(b)
............... 1,000 1,000,000
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.32%,
07/15/34
(a)(b)(c)
................... 1,000 1,000,000
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 1.45%,
04/15/33
(a)(b)
.................... 1,300 1,301,473
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.54%, 07/20/30
(a)(b)
............... 1,000 1,000,347
Total Asset-Backed Securities — 4.6%
(Cost: $38,597,872) .............................. 38,801,348
Shares
Shares
Common Stocks — 9.1%
Banks — 0.5%
Citizens Financial Group, Inc. .......... 40,809 1,871,909
DBS Group Holdings Ltd. ............. 36,300 807,577
M&T Bank Corp. ................... 10,524 1,529,243
4,208,729
Beverages — 0.2%
Diageo plc ....................... 43,847 2,101,522
Biotechnology — 0.3%
AbbVie, Inc. ...................... 19,269 2,170,460
Building Products — 0.0%
AZEK Co., Inc. (The)
(d)
............... 54 2,293
Capital Markets — 0.3%
Intercontinental Exchange, Inc. ......... 21,596 2,563,445
Consumer Finance — 0.1%
Synchrony Financial ................. 26,283 1,275,251
Diversified Telecommunication Services — 0.3%
TELUS Corp. ..................... 108,693 2,437,613
Electrical Equipment — 0.1%
Schneider Electric SE ................ 8,129 1,281,492
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. ................. 7,555 1,021,512
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp. ............... 5,961 1,610,305
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV ......... 253,450 827,838
Food Products — 0.2%
China Feihe Ltd.
(b)
.................. 648,000 1,397,103
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 50,100 952,188
Health Care Equipment & Supplies — 0.3%
Ansell Ltd. ....................... 21,026 685,877
Koninklijke Philips NV ................ 21,850 1,084,507
Medtronic plc ..................... 6,355 788,846
2,559,230
Security
Shares
Shares Value
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc. .............. 5,851 $ 2,342,974
Household Products — 0.4%
Reckitt Benckiser Group plc ............ 33,816 2,987,651
Insurance — 0.5%
Assurant, Inc. ..................... 10,551 1,647,855
Progressive Corp. (The) .............. 11,341 1,113,800
Prudential plc ..................... 100,306 1,908,400
4,670,055
IT Services — 0.8%
Amadeus IT Group SA
(d)
.............. 17,640 1,243,561
Fidelity National Information Services, Inc. .. 16,445 2,329,763
Paychex, Inc. ..................... 6,291 675,024
Visa, Inc., Class A .................. 9,212 2,153,950
6,402,298
Leisure Products — 0.2%
Hasbro, Inc. ...................... 16,538 1,563,172
Machinery — 0.2%
Otis Worldwide Corp. ................ 16,432 1,343,645
Media — 0.2%
Comcast Corp., Class A .............. 28,761 1,639,952
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(d)
........... 106 3,195
Energy Transfer LP ................. 2,317 24,630
Enterprise Products Partners LP ......... 538 12,982
Plains All American Pipeline LP ......... 2,578 29,286
70,093
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 5,398 1,716,996
Unilever plc ....................... 33,785 1,974,179
3,691,175
Pharmaceuticals — 1.1%
AstraZeneca plc ................... 17,397 2,090,149
Bristol-Myers Squibb Co. .............. 34,313 2,292,795
Novo Nordisk A/S, Class B ............ 19,924 1,667,811
Sanofi .......................... 29,131 3,060,578
9,111,333
Professional Services — 0.3%
NMG, Inc.
(d)
....................... 265 33,037
RELX plc ........................ 101,536 2,707,899
2,740,936
Semiconductors & Semiconductor Equipment — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. 123,000 2,649,178
Texas Instruments, Inc. ............... 11,573 2,225,488
4,874,666
Software — 0.6%
Intuit, Inc. ........................ 3,340 1,637,168
Microsoft Corp. .................... 11,757 3,184,971
4,822,139
Textiles, Apparel & Luxury Goods — 0.4%
EssilorLuxottica SA ................. 9,512 1,757,182
LVMH Moet Hennessy Louis Vuitton SE .... 2,067 1,626,020
3,383,202
Tobacco — 0.1%
Philip Morris International, Inc. .......... 12,559 1,244,722

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 15,163 $ 2,109,587
Total Common Stocks — 9.1%
(Cost: $70,202,800) .............................. 77,406,581
Par (000)
Par (000)
Corporate Bonds — 44.6%
Aerospace & Defense — 0.8%
Bombardier, Inc.
(b)
:
7.50%, 12/01/24 ................. USD 84 87,780
7.50%, 03/15/25 ................. 10 10,283
7.13%, 06/15/26 ................. 241 252,327
7.88%, 04/15/27 ................. 62 64,325
7.45%, 05/01/34 ................. 100 107,000
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 2,208
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 177 185,186
L3Harris Technologies, Inc.:
3.83%, 04/27/25 ................. 75 82,124
3.85%, 12/15/26 ................. 100 112,157
4.40%, 06/15/28 ................. 665 771,968
2.90%, 12/15/29 ................. 10 10,591
1.80%, 01/15/31 ................. 1,450 1,406,058
5.05%, 04/27/45 ................. 50 65,869
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 200 220,298
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 57 60,563
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 19 20,967
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 613 662,347
6.25%, 03/15/26
(b)
................ 1,780 1,877,900
6.38%, 06/15/26 ................. 23 23,827
7.50%, 03/15/27 ................. 39 41,486
4.63%, 01/15/29
(b)
................ 88 88,031
4.88%, 05/01/29
(b)
................ 104 104,988
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 362 402,725
6,661,008
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.10%, 08/05/29 ................. 40 43,362
4.25%, 05/15/30 ................. 150 174,646
4.55%, 04/01/46 ................. 195 236,813
5.25%, 05/15/50 ................. 25 33,917
488,738
Airlines — 0.5%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 16 15,879
American Airlines Pass-Through Trust:
Series 2019-1, Class B, 3.85%, 02/15/28 73 69,132
Series 2017-1, Class AA, 3.65%, 02/15/29 63 64,674
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ 352 441,760
5.50%, 04/20/26 ................. 242 256,217
5.75%, 04/20/29 ................. 362 391,737
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 40 40,349
Delta Air Lines, Inc.:
3.80%, 04/19/23 ................. 100 103,790
7.00%, 05/01/25
(b)
................ 178 207,724
4.75%, 10/20/28
(b)
................ 242 269,046
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 86 92,331
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
542 596,742
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
13 14,868
Security
Par (000)
Par (000) Value
Airlines (continued)
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21 USD 91 $ 91,025
Series 2020-1, Class B, 4.88%, 01/15/26 34 36,018
Series 2020-1, Class A, 5.88%, 10/15/27 709 786,671
Series 2019-2, Class AA, 2.70%, 05/01/32 43 43,346
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 ................. 173 179,086
4.63%, 04/15/29 ................. 157 162,495
3,862,890
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 21 23,126
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 175 191,625
3.75%, 01/30/31 ................. 92 90,424
Aptiv Corp., 4.15%, 03/15/24 .......... 32 34,720
Aptiv plc, 5.40%, 03/15/49 ........... 25 33,835
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 100 114,753
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 198 210,866
6.25%, 05/15/26 ................. 448 477,259
8.50%, 05/15/27 ................. 850 926,670
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 67 72,192
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 47 52,464
5.00%, 07/15/29
(b)
................ 49 51,303
5.25%, 07/15/31
(b)
................ 147 153,615
5.63%, 04/30/33 ................. 111 117,071
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 18 18,810
6.25%, 05/15/26 ................. 77 81,697
5.25%, 05/15/27
(b)
................ 90 92,925
5.25%, 05/15/27 ................. 139 143,517
4.38%, 02/01/29
(b)
................ 63 62,685
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 24 23,850
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... 18 20,329
2,993,736
Automobiles — 0.8%
BMW US Capital LLC, 3.45%, 04/12/23
(b)
.. 205 215,380
Daimler Finance North America LLC
(b)
:
3.25%, 08/01/24 ................. 175 186,921
1.45%, 03/02/26 ................. 150 150,671
Ford Motor Co.:
0.00%, 03/15/26
(b)(e)(f)
.............. 76 84,028
4.35%, 12/08/26 ................. 182 194,967
4.75%, 01/15/43 ................. 21 22,312
5.29%, 12/08/46 ................. 60 67,013
General Motors Co.:
5.40%, 10/02/23 ................. 1,050 1,156,398
6.13%, 10/01/25 ................. 50 59,190
6.25%, 10/02/43 ................. 125 172,562
6.75%, 04/01/46 ................. 60 86,506
5.95%, 04/01/49 ................. 50 68,064
Hyundai Capital America
(b)
:
0.80%, 01/08/24 ................. 675 672,047
1.80%, 10/15/25 ................. 395 400,778
Nissan Motor Acceptance Corp.
(b)
:
3.88%, 09/21/23 ................. 78 82,530
2.00%, 03/09/26 ................. 400 402,527
2.75%, 03/09/28 ................. 130 131,170
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 ................. 1,180 1,230,704
3.52%, 09/17/25 ................. 385 411,113
4.35%, 09/17/27 ................. 285 313,282

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Automobiles (continued)
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 ................. USD 300 $ 301,060
1.25%, 11/24/25 ................. 600 596,459
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
38 40,945
7,046,627
Banks — 7.5%
AIB Group plc, (LIBOR USD 3 Month + 1.87%),
4.26%, 04/10/25
(a)(b)
.............. 675 727,181
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(g)
.. 800 864,000
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 290,175
Banco Santander SA:
3.50%, 04/11/22 ................. 600 614,563
3.13%, 02/23/23 ................. 200 208,336
3.85%, 04/12/23 ................. 200 211,643
2.71%, 06/27/24 ................. 200 210,453
2.75%, 05/28/25 ................. 200 210,760
1.85%, 03/25/26 ................. 400 404,266
3.31%, 06/27/29 ................. 200 217,625
Bank of America Corp.:
(SOFR + 0.41%), 0.52%, 06/14/24
(a)
... 300 299,937
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... 400 426,503
4.20%, 08/26/24 ................. 300 328,870
4.00%, 01/22/25 ................. 250 274,366
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 85,503
Series L, 3.95%, 04/21/25 .......... 473 519,093
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 795 846,888
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 235,371
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 290 312,676
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
................... 300 309,314
4.45%, 03/03/26 ................. 312 354,368
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 140 140,306
4.25%, 10/22/26 ................. 91 102,754
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 100 99,042
Series L, 4.18%, 11/25/27 .......... 100 112,040
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 165,867
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 330,284
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 875 952,971
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 20 22,680
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 300 322,969
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
... 225 231,961
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 420 432,094
Series L, 4.75%, 04/21/45 .......... 110 141,268
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 605 722,924
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 105 102,392
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
............... 200 204,821
Barclays Bank plc
(e)(f)
:
0.00%, 02/04/25 ................. 399 572,272
Series VUN, 0.00%, 02/18/25 ........ 369 411,886
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(g)
......................... 525 547,313
Security
Par (000)
Par (000) Value
Banks (continued)
3.68%, 01/10/23 ................. USD 200 $ 203,421
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... 380 389,729
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(g)
......................... 475 521,906
(LIBOR USD 3 Month + 1.36%), 4.34%,
05/16/24
(a)
................... 255 271,877
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 200 200,713
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 200 215,901
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(g)
.................... 325 360,139
4.38%, 01/12/26 ................. 200 223,938
5.20%, 05/12/26 ................. 270 308,378
4.84%, 05/09/28 ................. 200 224,837
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 400 466,195
BNP Paribas SA:
4.25%, 10/15/24 ................. 200 221,428
3.38%, 01/09/25
(b)
................ 200 214,513
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
.................. 200 218,199
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)(b)
.................. 200 210,428
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
.. 400 412,243
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
.. 445 439,609
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(g)
........................ 200 240,200
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(g)
................... 1,470 1,530,299
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(a)(b)
.................. 200 221,000
BofA Finance LLC, 0.13%, 09/01/22
(e)
.... 472 571,120
CIT Group, Inc., 5.00%, 08/01/23 ....... 45 48,656
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 650 692,609
(SOFR + 2.84%), 3.11%, 04/08/26
(a)
.... 950 1,016,683
3.20%, 10/21/26 ................. 100 108,326
4.30%, 11/20/26 ................. 155 174,973
(SOFR + 0.77%), 1.12%, 01/28/27
(a)
... 250 246,460
4.45%, 09/29/27 ................. 850 971,122
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 70 77,906
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 125 137,860
4.13%, 07/25/28 ................. 100 112,654
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 125 136,886
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 250 264,796
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 200 233,534
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 595 611,673
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 190 193,411
Cooperatieve Rabobank UA
(a)(b)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ............... 295 296,216
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ............... 250 246,468
Credit Agricole SA
(a)(b)
:
(USD Swap Semi 5 Year + 6.19%), 8.12%
(g)
1,225 1,488,375

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 0.89%), 1.25%, 01/26/27 ..... USD 250 $ 246,133
Danske Bank A/S:
5.00%, 01/12/22
(b)
................ 200 204,640
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22
(a)(b)
.................. 200 200,979
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 485 487,433
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(a)(g)
.................... 725 811,094
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
............. 200 200,187
Discover Bank, 4.20%, 08/08/23 ........ 250 269,190
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.72%),
1.54%, 05/25/27
(a)(b)
.............. 200 200,364
HSBC Holdings plc:
4.25%, 03/14/24 ................. 225 243,733
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 200 215,057
(SOFR + 1.40%), 2.63%, 11/07/25
(a)
.... 450 472,290
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(g)
.................... 200 203,250
(SOFR + 1.54%), 1.64%, 04/18/26
(a)
... 300 304,022
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(g)
.................... 260 269,750
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 520 533,650
ING Groep NV:
4.10%, 10/02/23 ................. 200 215,683
3.55%, 04/09/24 ................. 200 215,433
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 400 400,979
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
... 200 201,708
Intesa Sanpaolo SpA
(b)
:
3.13%, 07/14/22 ................. 620 636,109
4.20%, 06/01/32 ................. 435 445,771
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.73%), 3.56%,
04/23/24
(a)
................... 585 616,858
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 400 431,731
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 550 572,836
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
... 435 449,094
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 200 197,468
4.13%, 12/15/26 ................. 400 452,446
(SOFR + 0.70%), 1.04%, 02/04/27
(a)
... 100 98,356
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 300 301,554
4.25%, 10/01/27 ................. 175 199,407
3.63%, 12/01/27 ................. 180 197,792
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 490 544,121
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
... 225 226,769
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 105,051
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 355 364,351
Series u, (LIBOR USD 3 Month + 0.95%),
1.13%, 02/02/37
(a)
.............. 340 300,900
6.40%, 05/15/38 ................. 60 88,003
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 455 524,145
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 535 555,032
5.63%, 08/16/43 ................. 50 70,544
Security
Par (000)
Par (000) Value
Banks (continued)
4.85%, 02/01/44 ................. USD 65 $ 85,226
4.95%, 06/01/45 ................. 85 112,508
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
.............. 117 100,503
Lloyds Banking Group plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
.............. 200 201,605
4.05%, 08/16/23 ................. 510 546,767
4.50%, 11/04/24 ................. 200 221,245
4.45%, 05/08/25 ................. 400 448,868
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(g)
......................... 200 234,000
4.58%, 12/10/25 ................. 540 606,764
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
.............. 200 208,565
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(g)
.................... 200 230,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 200 200,103
Macquarie Bank Ltd., (USD Swap Semi 5 Year
+ 3.70%), 6.13%
(a)(b)(g)
............. 550 601,562
Mitsubishi UFJ Financial Group, Inc.:
3.46%, 03/02/23 ................. 150 157,547
3.76%, 07/26/23 ................. 220 235,047
2.53%, 09/13/23 ................. 200 208,971
3.41%, 03/07/24 ................. 70 75,014
1.41%, 07/17/25 ................. 400 403,819
2.05%, 07/17/30 ................. 400 398,609
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
............... 220 223,032
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(g)
......................... 700 705,054
3.88%, 09/12/23 ................. 650 694,359
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 380 391,534
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 500 542,342
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. 400 422,105
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 212,500
(LIBOR USD 3 Month + 1.91%), 5.08%,
01/27/30
(a)
................... 200 237,094
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 400 400,640
Nordea Bank Abp
(b)
:
3.75%, 08/30/23 ................. 220 234,842
0.75%, 08/28/25 ................. 580 573,850
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(g)
.................... 550 630,784
PNC Financial Services Group, Inc. (The):
2.20%, 11/01/24 ................. 100 104,888
3.45%, 04/23/29 ................. 70 78,192
Royal Bank of Canada, 2.25%, 11/01/24 ... 170 178,146
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.57%), 4.80%, 11/15/24
(a)
200 218,678

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Santander UK plc, 5.00%, 11/07/23
(b)
..... USD 487 $ 530,918
Skandinaviska Enskilda Banken AB, 0.85%,
09/02/25
(b)
.................... 200 197,840
Societe Generale SA
(a)(b)
:
(USD Swap Rate 5 Year + 5.87%), 8.00%
(g)
400 471,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(g)
..................... 685 709,831
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27 ............... 525 523,724
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(g)
..................... 400 423,500
Standard Chartered plc
(a)(b)
:
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26 .................... 565 592,988
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.46%, 01/14/27 ............... 200 198,087
Sumitomo Mitsui Financial Group, Inc.:
2.78%, 10/18/22 ................. 400 412,462
2.45%, 09/27/24 ................. 250 262,233
2.35%, 01/15/25 ................. 200 208,898
3.54%, 01/17/28 ................. 100 110,545
3.94%, 07/19/28 ................. 100 113,768
2.75%, 01/15/30 ................. 250 262,205
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 250 249,150
UniCredit SpA:
6.57%, 01/14/22
(b)
................ 440 453,579
3.75%, 04/12/22
(b)
................ 705 721,959
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(g)
......................... 400 444,925
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
............. 285 283,934
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
............. 335 335,738
US Bancorp:
2.40%, 07/30/24 ................. 230 241,946
1.38%, 07/22/30 ................. 80 77,102
Wells Fargo & Co.:
3.75%, 01/24/24 ................. 700 752,815
(SOFR + 1.60%), 1.65%, 06/02/24
(a)
... 200 204,277
3.00%, 02/19/25 ................. 210 224,733
(SOFR + 0.51%), 0.80%, 05/19/25
(a)
... 190 189,585
(LIBOR USD 3 Month + 0.50%), 0.68%,
01/15/27
(a)
................... 20 19,343
4.30%, 07/22/27 ................. 131 149,352
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
... 150 155,564
4.15%, 01/24/29 ................. 75 86,376
5.61%, 01/15/44 ................. 50 68,331
4.40%, 06/14/46 ................. 360 433,949
4.75%, 12/07/46 ................. 100 126,544
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 250 342,460
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
......... 135 132,789
63,403,542
Beverages — 0.4%
Anheuser-Busch Cos. LLC:
3.65%, 02/01/26 ................. 245 270,525
Security
Par (000)
Par (000) Value
Beverages (continued)
4.70%, 02/01/36 ................. USD 645 $ 791,637
4.90%, 02/01/46 ................. 347 439,215
Anheuser-Busch InBev Finance, Inc., 3.65%,
02/01/26 ..................... 195 213,567
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 ................. 140 166,777
4.44%, 10/06/48 ................. 10 11,969
5.55%, 01/23/49 ................. 25 34,371
4.50%, 06/01/50 ................. 230 279,908
4.75%, 04/15/58 ................. 320 401,227
5.80%, 01/23/59 ................. 105 151,601
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 150 156,894
Keurig Dr Pepper, Inc.:
0.75%, 03/15/24 ................. 85 85,093
4.42%, 05/25/25 ................. 130 145,840
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
82 82,205
3,230,829
Biotechnology — 0.6%
AbbVie, Inc.:
3.45%, 03/15/22 ................. 175 177,951
3.80%, 03/15/25 ................. 965 1,055,562
3.60%, 05/14/25 ................. 465 507,406
3.20%, 05/14/26 ................. 225 243,961
2.95%, 11/21/26 ................. 145 155,867
4.50%, 05/14/35 ................. 405 487,821
4.05%, 11/21/39 ................. 160 185,828
4.75%, 03/15/45 ................. 100 125,375
4.45%, 05/14/46 ................. 155 187,181
4.88%, 11/14/48 ................. 150 193,215
4.25%, 11/21/49 ................. 302 361,951
Amgen, Inc.:
1.90%, 02/21/25 ................. 160 165,648
2.20%, 02/21/27 ................. 100 103,831
4.56%, 06/15/48 ................. 90 113,131
4.66%, 06/15/51 ................. 25 32,243
Baxalta, Inc., 3.60%, 06/23/22 ......... 9 9,236
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
24 23,508
Gilead Sciences, Inc.:
3.70%, 04/01/24 ................. 100 107,493
3.50%, 02/01/25 ................. 185 200,574
3.65%, 03/01/26 ................. 75 82,682
4.80%, 04/01/44 ................. 25 31,604
4.50%, 02/01/45 ................. 82 100,326
4.75%, 03/01/46 ................. 254 322,111
4,974,505
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 64 66,433
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 50 49,719
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
22 23,567
Carrier Global Corp., 2.24%, 02/15/25 .... 70 72,784
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 171 183,397
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 112 116,060
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 136 146,540
Griffon Corp., 5.75%, 03/01/28 ......... 29 30,813
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 30 31,995
4.63%, 12/15/25 ................. 16 16,300
4.88%, 12/15/27 ................. 6 6,236
Masonite International Corp., 5.38%, 02/01/28
(b)
23 24,373
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
157 166,420

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ................. USD 55 $ 56,959
4.38%, 07/15/30 ................. 140 144,375
3.38%, 01/15/31 ................. 43 41,160
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 61,621
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 74 74,555
1,313,307
Capital Markets — 2.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
39 40,085
Bank of New York Mellon Corp. (The), 1.60%,
04/24/25 ..................... 140 143,760
Charles Schwab Corp. (The), 1.15%, 05/13/26 300 300,089
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 88 91,520
Credit Suisse AG, 2.95%, 04/09/25 ...... 250 267,673
Credit Suisse Group AG:
3.80%, 06/09/23 ................. 600 635,866
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(g)
........................ 500 554,670
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(g)
........................ 400 438,000
4.55%, 04/17/26 ................. 500 566,306
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 485 496,597
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(g)
................... 550 613,046
(SOFR + 0.98%), 1.31%, 02/02/27
(a)(b)
.. 330 323,219
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
.. 250 280,957
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
.. 250 257,563
Deutsche Bank AG
(a)
:
(SOFR + 2.16%), 2.22%, 09/18/24 ..... 390 400,538
(SOFR + 1.13%), 1.45%, 04/01/25 ..... 555 558,336
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(g)
..................... 800 845,000
(SOFR + 1.87%), 2.13%, 11/24/26 ..... 150 152,206
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%,
06/05/23
(a)
................... 260 265,771
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 300 300,536
3.50%, 01/23/25 ................. 350 378,419
3.50%, 04/01/25 ................. 460 499,053
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 295 315,586
4.25%, 10/21/25 ................. 100 111,791
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 100 99,266
3.75%, 02/25/26 ................. 100 110,629
3.50%, 11/16/26 ................. 285 309,909
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 500 498,590
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 83,879
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 445 507,521
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 110 106,831
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 195 199,206
6.13%, 02/15/33 ................. 90 122,488
6.75%, 10/01/37 ................. 125 182,022
5.15%, 05/22/45 ................. 65 86,914
Hightower Holding LLC, 6.75%, 04/15/29
(b)
. 43 43,860
Intercontinental Exchange, Inc., 4.25%,
09/21/48 ..................... 65 76,527
Morgan Stanley:
4.88%, 11/01/22 ................. 150 158,468
(SOFR + 0.70%), 0.75%, 01/20/23
(a)
... 400 401,136
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 650 649,671
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... USD 100 $ 105,761
(SOFR + 0.53%), 0.79%, 05/30/25
(a)
... 455 453,394
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 454 477,507
4.00%, 07/23/25 ................. 430 478,270
3.88%, 01/27/26 ................. 250 279,499
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 575 597,023
(SOFR + 0.72%), 0.98%, 12/10/26
(a)
... 420 413,375
3.63%, 01/20/27 ................. 275 304,925
3.95%, 04/23/27 ................. 85 94,976
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 280 281,981
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 75 83,081
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 300 336,698
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 565 630,684
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 55 58,302
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 40 39,216
MSCI, Inc.
(b)
:
4.00%, 11/15/29 ................. 12 12,660
3.63%, 09/01/30 ................. 54 55,224
3.88%, 02/15/31 ................. 49 50,850
3.63%, 11/01/31 ................. 74 75,902
Northern Trust Corp., 3.15%, 05/03/29 .... 50 54,959
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 40 42,060
State Street Corp.
(a)
:
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 59,269
(LIBOR USD 3 Month + 1.00%), 1.12%,
06/15/47 .................... 1,388 1,180,280
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(g)
......................... 200 204,340
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 5.88%), 7.13%
(g)
350 351,750
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... 925 949,230
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(g)
......................... 800 881,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 640 644,609
(USD Swap Semi 5 Year + 4.87%), 7.00%
(g)
200 230,500
21,900,829
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 51,189
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 200 209,500
3.38%, 02/15/29 ................. 150 146,625
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 39,581
Dow Chemical Co. (The), 3.60%, 11/15/50 . 30 32,415
DuPont de Nemours, Inc.:
4.21%, 11/15/23 ................. 500 541,656
5.32%, 11/15/38 ................. 110 145,476
5.42%, 11/15/48 ................. 36 49,984
Eastman Chemical Co., 4.80%, 09/01/42 .. 65 79,427
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 464 473,419
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 180 188,553
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 46 47,313
HB Fuller Co., 4.25%, 10/15/28 ........ 32 33,073
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 139 154,988
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 25,805

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
International Flavors & Fragrances, Inc.
(b)
:
1.23%, 10/01/25 ................. USD 500 $ 497,311
2.30%, 11/01/30 ................. 95 94,464
3.47%, 12/01/50 ................. 191 198,537
LYB International Finance III LLC:
2.88%, 05/01/25 ................. 295 313,030
1.25%, 10/01/25 ................. 245 244,388
4.20%, 10/15/49 ................. 75 85,237
LyondellBasell Industries NV, 4.63%, 02/26/55 25 30,023
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 47,826
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 9 9,495
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 44,885
PQ Corp., 5.75%, 12/15/25
(b)
.......... 182 186,778
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 ................. 120 119,986
6.63%, 05/01/29 ................. 68 68,170
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(b)
.................... 91 90,716
Sherwin-Williams Co. (The):
2.75%, 06/01/22 ................. 27 27,524
2.30%, 05/15/30 ................. 45 45,521
4.50%, 06/01/47 ................. 100 125,081
4,447,976
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The):
4.13%, 06/15/23 ................. 14 14,735
4.88%, 07/15/32
(b)
................ 175 184,404
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 826 875,750
9.75%, 07/15/27 ................. 425 468,031
4.63%, 06/01/28 ................. 607 608,041
6.00%, 06/01/29 ................. 200 202,758
APX Group, Inc.:
7.88%, 12/01/22 ................. 71 71,266
8.50%, 11/01/24 ................. 22 22,990
6.75%, 02/15/27
(b)
................ 91 97,024
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 310 317,750
5.00%, 02/01/28 ................. 2 2,094
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 14,866
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 190 199,025
5.13%, 07/15/29 ................. 139 151,162
Covanta Holding Corp., 5.00%, 09/01/30 .. 45 47,250
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 84 84,420
9.50%, 11/01/27 ................. 162 179,415
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 18 18,748
3.75%, 08/01/25 ................. 53 54,458
5.13%, 12/15/26 ................. 239 252,843
4.00%, 08/01/28 ................. 105 103,724
3.50%, 09/01/28 ................. 109 108,727
4.75%, 06/15/29 ................. 150 155,745
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 141 148,011
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 45 46,913
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 ................. 37 37,370
5.88%, 06/30/29 ................. 277 281,848
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 38 40,131
5.88%, 10/01/30 ................. 240 261,222
4.75%, 07/15/31 ................. 63 63,158
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. USD 24 $ 25,717
5.75%, 04/15/26 ................. 22 24,303
3.38%, 08/31/27 ................. 56 54,320
6.25%, 01/15/28 ................. 243 258,491
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 41,941
Republic Services, Inc.:
0.88%, 11/15/25 ................. 90 89,118
3.38%, 11/15/27 ................. 35 38,476
3.95%, 05/15/28 ................. 140 159,262
2.30%, 03/01/30 ................. 100 101,549
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 25 25,734
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 51 50,900
Waste Management, Inc.:
1.50%, 03/15/31 ................. 180 170,321
2.50%, 11/15/50 ................. 35 32,766
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 147 151,741
6,338,518
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 416 445,245
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 ................. 31 31,659
5.00%, 03/15/27 ................. 131 134,111
CommScope, Inc.
(b)
:
5.50%, 03/01/24 ................. 148 152,255
6.00%, 03/01/26 ................. 59 62,286
8.25%, 03/01/27 ................. 75 80,160
7.13%, 07/01/28 ................. 119 128,966
Motorola Solutions, Inc.:
4.60%, 02/23/28 ................. 100 116,532
4.60%, 05/23/29 ................. 285 332,291
2.30%, 11/15/30 ................. 120 117,844
2.75%, 05/24/31 ................. 200 204,138
5.50%, 09/01/44 ................. 10 13,025
Nokia OYJ, 6.63%, 05/15/39 .......... 32 41,440
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 90 93,945
6.50%, 07/15/28 ................. 302 322,071
2,275,968
Construction & Engineering — 0.1%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 130 132,275
Brand Industrial Services, Inc., 8.50%, 07/15/25 157 159,627
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 35,303
MasTec, Inc., 4.50%, 08/15/28 ......... 58 61,064
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 17 17,455
9.75%, 07/15/28 ................. 21 23,520
Pike Corp., 5.50%, 09/01/28 .......... 54 56,160
485,404
Consumer Finance — 1.3%
AerCap Ireland Capital DAC:
3.50%, 05/26/22 ................. 150 153,593
4.13%, 07/03/23 ................. 150 159,146
4.88%, 01/16/24 ................. 175 190,512
3.50%, 01/15/25 ................. 410 434,504
1.75%, 01/30/26 ................. 150 148,240
3.65%, 07/21/27 ................. 220 235,022
Ally Financial, Inc., 1.45%, 10/02/23 ..... 125 126,861
American Express Co., 3.40%, 02/22/24 ... 200 213,948
American Honda Finance Corp.:
2.15%, 09/10/24 ................. 100 104,468
1.20%, 07/08/25 ................. 100 100,698
1.00%, 09/10/25 ................. 510 509,414

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Capital One Financial Corp.:
3.90%, 01/29/24 ................. USD 180 $ 194,260
3.30%, 10/30/24 ................. 300 323,109
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(g)
.................... 1,000 1,021,250
3.80%, 01/31/28 ................. 195 219,663
Caterpillar Financial Services Corp., 1.45%,
05/15/25 ..................... 174 178,299
Discover Financial Services, 3.85%, 11/21/22 60 62,871
Ford Motor Credit Co. LLC:
3.35%, 11/01/22 ................. 300 307,470
3.81%, 01/09/24 ................. 200 209,126
5.58%, 03/18/24 ................. 400 438,080
4.13%, 08/04/25 ................. 200 213,748
3.38%, 11/13/25 ................. 255 264,422
2.90%, 02/16/28 ................. 200 199,052
5.11%, 05/03/29 ................. 200 223,896
4.00%, 11/13/30 ................. 200 209,500
General Motors Financial Co., Inc.:
3.45%, 01/14/22 ................. 40 40,558
3.25%, 01/05/23 ................. 415 430,654
5.20%, 03/20/23 ................. 300 323,035
4.15%, 06/19/23 ................. 800 849,651
3.95%, 04/13/24 ................. 200 215,161
4.00%, 01/15/25 ................. 235 256,016
2.90%, 02/26/25 ................. 560 592,781
4.30%, 07/13/25 ................. 35 38,680
1.25%, 01/08/26 ................. 130 129,134
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(h)
..... 84 82,353
Navient Corp.:
6.13%, 03/25/24 ................. 20 21,585
5.88%, 10/25/24 ................. 23 24,811
6.75%, 06/25/25 ................. 72 79,719
6.75%, 06/15/26 ................. 16 17,860
5.00%, 03/15/27 ................. 2 2,070
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 14 14,543
6.88%, 03/15/25 ................. 35 39,501
3.50%, 01/15/27 ................. 115 115,862
6.63%, 01/15/28 ................. 282 323,274
5.38%, 11/15/29 ................. 6 6,526
Synchrony Financial:
2.85%, 07/25/22 ................. 125 127,951
4.25%, 08/15/24 ................. 150 163,909
3.95%, 12/01/27 ................. 90 100,324
Toyota Motor Credit Corp.:
1.80%, 02/13/25 ................. 100 103,238
0.80%, 10/16/25 ................. 115 113,974
1.15%, 08/13/27 ................. 340 335,743
2.15%, 02/13/30 ................. 190 194,739
11,184,804
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 400 420,000
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
............... 310 307,388
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 ................. 259 267,417
5.25%, 08/15/27 ................. 400 408,000
Berry Global, Inc., 1.57%, 01/15/26
(b)
..... 430 430,129
Crown Americas LLC, 4.25%, 09/30/26 ... 34 36,465
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 8 9,800
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
39 42,023
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. USD 15 $ 16,206
3.50%, 03/15/28 ................. 3 3,022
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 52 54,080
International Paper Co.:
5.15%, 05/15/46 ................. 50 66,973
4.35%, 08/15/48 ................. 75 92,780
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 51 51,716
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 ................. 95 101,339
10.50%, 07/15/27 ................ 111 122,378
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 175,740
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 26 27,658
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 8 8,300
Trivium Packaging Finance BV
(b)(i)
:
5.50%, 08/15/26 ................. 200 210,140
8.50%, 08/15/27 ................. 600 652,320
WRKCo, Inc.:
3.75%, 03/15/25 ................. 155 169,094
3.90%, 06/01/28 ................. 209 235,961
3.00%, 06/15/33 ................. 50 52,341
3,961,270
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 ................. 5 5,124
3.88%, 11/15/29 ................. 52 51,675
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 41 41,988
Core & Main LP, 6.13%, 08/15/25 ....... 558 569,160
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 33 32,010
9.00%, 11/15/26 ................. 140 136,500
836,457
Diversified Consumer Services — 0.1%
Bidfair Holdings, Inc., 5.88%, 06/01/29
(b)
... 200 203,000
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 25 26,000
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 81 79,773
Service Corp. International, 4.00%, 05/15/31 135 137,791
Sotheby's, 7.38%, 10/15/27
(b)
.......... 600 647,250
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 25,756
1,119,570
Diversified Financial Services — 0.6%
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 26 27,105
GE Capital Funding LLC:
3.45%, 05/15/25 ................. 450 489,721
4.40%, 05/15/30 ................. 450 524,400
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 900 1,078,633
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 300 300,493
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
.................... 179 179,879
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 835 833,080
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. 123 146,226
7.38%, 09/01/25 ................. 79 85,912
Shell International Finance BV:
3.25%, 05/11/25 ................. 200 217,049
2.38%, 11/07/29 ................. 10 10,379
2.75%, 04/06/30 ................. 10 10,659
3.63%, 08/21/42 ................. 25 28,176

BlackRock Managed Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... USD 113 $ 117,944
Siemens Financieringsmaatschappij NV
(b)
:
1.20%, 03/11/26 ................. 260 260,179
2.88%, 03/11/41 ................. 500 516,491
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 665 700,744
5,527,070
Diversified Telecommunication Services — 2.0%
Altice France Holding SA
(b)
:
10.50%, 05/15/27 ................ 1,125 1,250,156
6.00%, 02/15/28 ................. 200 199,160
Altice France SA, 5.13%, 07/15/29
(b)
..... 380 381,862
AT&T, Inc.:
3.40%, 05/15/25 ................. 150 163,355
3.60%, 07/15/25 ................. 260 285,095
1.70%, 03/25/26 ................. 70 70,740
4.35%, 03/01/29 ................. 140 162,100
2.55%, 12/01/33
(b)
................ 253 250,632
4.50%, 05/15/35 ................. 530 622,125
4.85%, 03/01/39 ................. 100 121,467
5.35%, 09/01/40 ................. 473 610,138
3.50%, 06/01/41 ................. 355 368,762
3.10%, 02/01/43 ................. 100 97,985
4.65%, 06/01/44 ................. 17 20,025
4.75%, 05/15/46 ................. 25 30,363
3.50%, 09/15/53
(b)
................ 140 140,654
3.55%, 09/15/55
(b)
................ 300 301,006
CCO Holdings LLC:
4.75%, 03/01/30
(b)
................ 178 188,235
4.50%, 08/15/30
(b)
................ 148 154,100
4.25%, 02/01/31
(b)
................ 291 296,456
4.50%, 05/01/32 ................. 494 511,907
4.50%, 06/01/33
(b)
................ 137 140,187
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. 79 81,074
8.00%, 10/15/25 ................. 18 18,922
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 345 371,134
Frontier Communications Holdings LLC
(b)
:
5.88%, 10/15/27 ................. 220 235,675
5.00%, 05/01/28 ................. 264 272,931
6.75%, 05/01/29 ................. 175 186,072
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(i)
................... 108 111,539
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 285 289,207
3.75%, 07/15/29 ................. 42 40,845
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... 27 29,942
Series Y, 7.50%, 04/01/24 .......... 2 2,245
5.13%, 12/15/26
(b)
................ 379 393,686
4.00%, 02/15/27
(b)
................ 115 117,300
Series G, 6.88%, 01/15/28 .......... 51 57,024
4.50%, 01/15/29
(b)
................ 284 277,170
5.38%, 06/15/29
(b)
................ 168 170,417
Series P, 7.60%, 09/15/39 .......... 28 31,850
Series U, 7.65%, 03/15/42 .......... 70 78,575
QualityTech LP, 3.88%, 10/01/28
(b)
...... 38 40,637
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 394 505,305
8.75%, 03/15/32 ................. 429 652,080
Switch Ltd.
(b)
:
3.75%, 09/15/28 ................. 113 114,413
4.13%, 06/15/29 ................. 85 87,231
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 84 100,170
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.00%, 09/30/34 ................. USD 178 $ 205,367
7.20%, 07/18/36 ................. 29 37,410
7.72%, 06/04/38 ................. 21 28,629
Telefonica Emisiones SA:
4.10%, 03/08/27 ................. 150 168,833
7.05%, 06/20/36 ................. 50 71,988
5.52%, 03/01/49 ................. 150 195,182
Telesat Canada, 4.88%, 06/01/27
(b)
...... 94 90,710
Verizon Communications, Inc.:
3.50%, 11/01/24 ................. 420 454,387
0.85%, 11/20/25 ................. 175 173,084
1.45%, 03/20/26 ................. 250 252,126
1.50%, 09/18/30 ................. 100 95,548
2.55%, 03/21/31 ................. 100 102,213
4.27%, 01/15/36 ................. 1,465 1,743,094
2.65%, 11/20/40 ................. 150 144,348
3.40%, 03/22/41 ................. 140 148,098
3.85%, 11/01/42 ................. 143 162,304
4.52%, 09/15/48 ................. 50 61,853
3.55%, 03/22/51 ................. 28 29,914
4.67%, 03/15/55 ................. 31 39,879
2.99%, 10/30/56 ................. 325 305,512
3.70%, 03/22/61 ................. 367 393,079
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 200 215,000
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 768 762,716
6.13%, 03/01/28 ................. 533 544,326
17,057,554
Electric Utilities — 1.8%
Alabama Power Co., 3.75%, 03/01/45 .... 25 28,286
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 259,498
Baltimore Gas & Electric Co.:
3.35%, 07/01/23 ................. 300 315,085
3.20%, 09/15/49 ................. 50 52,307
2.90%, 06/15/50 ................. 95 94,579
DTE Electric Co.:
Series A, 4.05%, 05/15/48 .......... 110 133,739
3.95%, 03/01/49 ................. 50 60,442
Series B, 3.25%, 04/01/51 .......... 50 54,140
Duke Energy Carolinas LLC:
6.10%, 06/01/37 ................. 24 33,461
6.05%, 04/15/38 ................. 100 141,072
3.75%, 06/01/45 ................. 50 56,520
3.70%, 12/01/47 ................. 60 67,639
3.95%, 03/15/48 ................. 50 58,739
3.20%, 08/15/49 ................. 200 209,734
3.45%, 04/15/51 ................. 25 27,719
Duke Energy Corp.:
3.95%, 10/15/23 ................. 335 357,106
3.75%, 04/15/24 ................. 360 387,651
2.65%, 09/01/26 ................. 100 105,526
Duke Energy Florida LLC:
2.50%, 12/01/29 ................. 395 413,927
1.75%, 06/15/30 ................. 225 220,229
6.40%, 06/15/38 ................. 80 118,122
5.65%, 04/01/40 ................. 50 70,107
Duke Energy Progress LLC:
3.45%, 03/15/29 ................. 313 346,714
4.10%, 05/15/42 ................. 50 58,651
4.10%, 03/15/43 ................. 25 29,634
2.50%, 08/15/50 ................. 30 27,656
Edison International, 2.40%, 09/15/22 .... 250 254,419
Emera US Finance LP, 0.83%, 06/15/24
(b)
.. 265 263,503

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Entergy Corp.:
0.90%, 09/15/25 ................. USD 375 $ 369,991
2.40%, 06/15/31 ................. 100 99,821
Exelon Corp.:
3.50%, 06/01/22 ................. 150 153,787
4.05%, 04/15/30 ................. 50 56,947
4.70%, 04/15/50 ................. 70 88,418
FirstEnergy Corp.:
Series A, 3.35%, 07/15/22
(i)
......... 17 17,281
Series B, 4.40%, 07/15/27
(i)
......... 230 250,125
2.65%, 03/01/30 ................. 218 217,121
Series B, 2.25%, 09/01/30 .......... 7 6,712
Series C, 7.38%, 11/15/31 .......... 21 28,760
Series C, 5.35%, 07/15/47
(i)
......... 260 312,000
Series C, 3.40%, 03/01/50 .......... 73 71,357
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 ................. 205 224,910
5.45%, 07/15/44 ................. 154 192,154
4.55%, 04/01/49 ................. 56 65,680
Florida Power & Light Co.:
4.13%, 02/01/42 ................. 120 146,862
3.70%, 12/01/47 ................. 25 29,404
3.95%, 03/01/48 ................. 50 60,734
3.15%, 10/01/49 ................. 100 108,667
Interstate Power and Light Co.:
3.25%, 12/01/24 ................. 100 107,532
3.50%, 09/30/49 ................. 25 26,961
MidAmerican Energy Co.:
3.65%, 04/15/29 ................. 225 254,417
4.25%, 07/15/49 ................. 260 326,801
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 265 298,224
NextEra Energy Capital Holdings, Inc.:
3.15%, 04/01/24 ................. 355 377,308
2.75%, 05/01/25 ................. 65 69,034
3.55%, 05/01/27 ................. 30 33,123
1.90%, 06/15/28 ................. 185 186,987
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 4,220
Northern States Power Co.:
2.90%, 03/01/50 ................. 62 63,245
2.60%, 06/01/51 ................. 60 56,989
NRG Energy, Inc.
(b)
:
2.45%, 12/02/27 ................. 145 145,933
3.63%, 02/15/31 ................. 100 98,270
Ohio Power Co.:
Series P, 2.60%, 04/01/30 .......... 200 208,362
4.00%, 06/01/49 ................. 120 141,026
Oncor Electric Delivery Co. LLC:
2.75%, 06/01/24 ................. 240 254,371
2.75%, 05/15/30 ................. 132 140,273
4.10%, 11/15/48 ................. 146 177,870
3.10%, 09/15/49 ................. 100 105,130
3.70%, 05/15/50 ................. 264 309,915
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.53%,
11/15/21
(a)
................... 415 415,850
1.37%, 03/10/23 ................. 460 460,021
3.40%, 08/15/24 ................. 190 199,411
3.45%, 07/01/25 ................. 339 355,334
3.30%, 12/01/27 ................. 440 452,277
4.50%, 07/01/40 ................. 50 50,024
4.45%, 04/15/42 ................. 85 84,154
4.00%, 12/01/46 ................. 46 43,052
4.95%, 07/01/50 ................. 254 261,256
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... USD 83 $ 85,922
PG&E Corp., 5.25%, 07/01/30 ......... 63 63,598
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 29,548
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 144,568
Public Service Co. of Colorado:
3.80%, 06/15/47 ................. 60 70,548
Series 34, 3.20%, 03/01/50 ......... 75 81,177
2.70%, 01/15/51 ................. 75 73,122
Southern California Edison Co.:
1.10%, 04/01/24 ................. 505 508,478
Series E, 3.70%, 08/01/25 .......... 300 326,759
4.00%, 04/01/47 ................. 46 48,388
Series C, 4.13%, 03/01/48 .......... 9 9,591
Series B, 4.88%, 03/01/49 .......... 65 76,907
Series 20A, 2.95%, 02/01/51 ........ 75 67,913
Series H, 3.65%, 06/01/51 .......... 135 135,121
Tampa Electric Co.:
4.45%, 06/15/49 ................. 100 126,362
3.45%, 03/15/51 ................. 35 38,342
Virginia Electric & Power Co.:
8.88%, 11/15/38 ................. 205 364,318
4.45%, 02/15/44 ................. 100 123,952
2.45%, 12/15/50 ................. 25 23,032
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
86 86,430
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 261,353
15,199,735
Electrical Equipment — 0.0%
(b)
Atkore, Inc., 4.25%, 06/01/31 .......... 62 62,794
Sensata Technologies BV:
5.63%, 11/01/24 ................. 9 10,001
5.00%, 10/01/25 ................. 4 4,455
4.00%, 04/15/29 ................. 39 39,588
116,838
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 72,793
CDW LLC, 3.25%, 02/15/29 .......... 65 65,858
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
182 191,799
330,450
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 59 62,614
6.25%, 04/01/28 ................. 387 403,993
ChampionX Corp., 6.38%, 05/01/26 ...... 38 39,801
Halliburton Co.:
3.50%, 08/01/23 ................. 21 22,135
3.80%, 11/15/25 ................. 4 4,421
2.92%, 03/01/30 ................. 165 171,460
5.00%, 11/15/45 ................. 85 103,560
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 40,440
TechnipFMC plc, 6.50%, 02/01/26
(b)
...... 142 153,327
Tervita Corp., 11.00%, 12/01/25
(b)
....... 63 70,543
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 20,305
USA Compression Partners LP:
6.88%, 04/01/26 ................. 243 254,543
6.88%, 09/01/27 ................. 172 183,744
1,530,886
Entertainment — 0.3%
Cinemark USA, Inc.
(b)
:
5.88%, 03/15/26 ................. 40 41,858
5.25%, 07/15/28 ................. 43 44,075

BlackRock Managed Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 24 $ 25,230
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(e)
................ 163 227,597
4.88%, 11/01/24
(b)
................ 9 9,144
2.00%, 02/15/25
(e)
................ 323 360,468
6.50%, 05/15/27
(b)
................ 512 568,218
4.75%, 10/15/27
(b)
................ 148 153,365
3.75%, 01/15/28
(b)
................ 60 60,265
Netflix, Inc.:
4.38%, 11/15/26 ................. 237 269,521
5.88%, 11/15/28 ................. 73 89,602
6.38%, 05/15/29 ................. 11 14,050
5.38%, 11/15/29
(b)
................ 246 298,791
4.88%, 06/15/30
(b)
................ 68 80,872
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 148 147,898
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 66,293
Walt Disney Co. (The):
4.63%, 03/23/40 ................. 92 117,130
3.50%, 05/13/40 ................. 201 224,095
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 4 4,040
2,802,512
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.:
3.80%, 04/15/26 ................. 200 222,694
2.75%, 12/15/29 ................. 175 182,356
4.90%, 12/15/30 ................. 185 225,376
2.00%, 05/18/32 ................. 75 73,060
1.88%, 02/01/33 ................. 160 151,249
American Tower Corp.:
3.00%, 06/15/23 ................. 35 36,680
5.00%, 02/15/24 ................. 285 316,078
2.40%, 03/15/25 ................. 330 344,798
4.00%, 06/01/25 ................. 175 192,798
1.30%, 09/15/25 ................. 100 100,224
3.38%, 10/15/26 ................. 185 201,528
2.75%, 01/15/27 ................. 115 121,657
3.95%, 03/15/29 ................. 255 286,080
1.88%, 10/15/30 ................. 150 144,699
2.70%, 04/15/31 ................. 400 412,522
Boston Properties LP:
4.50%, 12/01/28 ................. 155 180,652
3.40%, 06/21/29 ................. 30 32,561
3.25%, 01/30/31 ................. 10 10,709
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 102 107,228
Camden Property Trust, 2.80%, 05/15/30 .. 70 74,177
Crown Castle International Corp.:
3.15%, 07/15/23 ................. 770 808,364
3.20%, 09/01/24 ................. 130 138,844
3.65%, 09/01/27 ................. 220 242,570
4.30%, 02/15/29 ................. 45 51,754
3.10%, 11/15/29 ................. 60 63,658
2.25%, 01/15/31 ................. 250 246,757
2.50%, 07/15/31 ................. 95 95,676
2.90%, 04/01/41 ................. 125 121,591
4.15%, 07/01/50 ................. 60 68,504
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 62 63,309
Diversified Healthcare Trust, 9.75%, 06/15/25 21 23,258
Duke Realty LP, 2.88%, 11/15/29 ....... 50 52,596
Equinix, Inc.:
1.25%, 07/15/25 ................. 335 335,803
2.90%, 11/18/26 ................. 75 80,226
1.55%, 03/15/28 ................. 150 147,286
3.00%, 07/15/50 ................. 25 24,004
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
2.95%, 09/15/51 ................. USD 185 $ 176,227
3.40%, 02/15/52 ................. 25 25,714
ERP Operating LP:
2.85%, 11/01/26 ................. 90 96,128
4.15%, 12/01/28 ................. 50 57,401
2.50%, 02/15/30 ................. 50 51,726
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 67 66,313
GLP Capital LP, 4.00%, 01/15/31 ....... 36 38,789
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 74 74,555
Healthpeak Properties, Inc.:
3.00%, 01/15/30 ................. 55 58,277
2.88%, 01/15/31 ................. 50 52,312
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 17 17,791
5.25%, 07/15/30 ................. 50 52,929
5.63%, 07/15/32 ................. 212 226,908
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 56 60,646
4.63%, 06/15/25
(b)
................ 90 96,153
4.50%, 09/01/26 ................. 353 376,828
4.50%, 01/15/28 ................. 135 142,762
3.88%, 02/15/29
(b)
................ 97 98,510
Mid-America Apartments LP, 1.70%, 02/15/31 45 42,743
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 22 23,322
4.63%, 08/01/29 ................. 290 310,434
3.50%, 03/15/31 ................. 272 274,717
Prologis LP:
3.88%, 09/15/28 ................. 50 57,234
2.25%, 04/15/30 ................. 100 102,140
Realty Income Corp., 3.00%, 01/15/27 .... 125 135,040
Regency Centers LP, 4.13%, 03/15/28 .... 70 78,656
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 261 268,060
4.50%, 02/15/29
(b)
................ 126 126,103
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 51 51,510
SBA Communications Corp., 3.88%, 02/15/27 287 294,722
Service Properties Trust:
4.50%, 06/15/23 ................. 10 10,250
4.35%, 10/01/24 ................. 10 10,070
7.50%, 09/15/25 ................. 124 140,393
5.50%, 12/15/27 ................. 41 43,756
Simon Property Group LP, 3.75%, 02/01/24 . 240 257,255
UDR, Inc., 2.10%, 08/01/32 ........... 70 67,205
Uniti Group LP
(b)
:
7.88%, 02/15/25 ................. 28 29,995
4.75%, 04/15/28 ................. 121 120,698
6.50%, 02/15/29 ................. 268 268,670
Ventas Realty LP:
3.00%, 01/15/30 ................. 55 57,484
4.75%, 11/15/30 ................. 100 118,938
VEREIT Operating Partnership LP:
3.95%, 08/15/27 ................. 155 174,592
2.20%, 06/15/28 ................. 110 111,610
2.85%, 12/15/32 ................. 95 99,239
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 21 21,415
4.25%, 12/01/26 ................. 127 132,108
3.75%, 02/15/27 ................. 93 94,592
4.63%, 12/01/29 ................. 208 221,000
4.13%, 08/15/30 ................. 303 311,126
Welltower, Inc., 2.05%, 01/15/29 ........ 140 140,193
XHR LP, 4.88%, 06/01/29
(b)
........... 24 24,780
11,971,345

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.61%,
08/10/22
(a)
................... USD 310 $ 310,139
0.80%, 02/10/24 ................. 225 224,443
0.95%, 02/10/26 ................. 375 368,255
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 109 110,553
4.63%, 01/15/27 ................. 261 272,993
5.88%, 02/15/28 ................. 80 86,192
4.88%, 02/15/30 ................. 6 6,399
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
.... 14 13,982
Kroger Co. (The):
4.45%, 02/01/47 ................. 65 77,377
5.40%, 01/15/49 ................. 50 68,200
3.95%, 01/15/50 ................. 30 34,138
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
29 31,209
US Foods, Inc.
(b)
:
6.25%, 04/15/25 ................. 29 30,740
4.75%, 02/15/29 ................. 101 103,020
Walmart, Inc.:
2.65%, 12/15/24 ................. 117 124,640
3.55%, 06/26/25 ................. 46 50,712
3.05%, 07/08/26 ................. 100 109,487
3.70%, 06/26/28 ................. 342 389,314
4.05%, 06/29/48 ................. 235 295,160
2,706,953
Food Products — 0.4%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 207 215,365
4.63%, 11/15/28 ................. 78 80,827
General Mills, Inc.:
4.00%, 04/17/25 ................. 95 105,263
2.88%, 04/15/30 ................. 10 10,593
Hershey Co. (The), 0.90%, 06/01/25 ..... 160 160,474
JBS USA LUX SA
(b)
:
6.50%, 04/15/29 ................. 166 186,544
3.75%, 12/01/31 ................. 147 150,418
Kraft Heinz Foods Co.:
3.00%, 06/01/26 ................. 65 69,221
4.25%, 03/01/31 ................. 408 463,483
6.88%, 01/26/39 ................. 47 67,511
4.63%, 10/01/39 ................. 16 18,635
6.50%, 02/09/40 ................. 35 48,607
5.00%, 06/04/42 ................. 24 29,306
5.20%, 07/15/45 ................. 79 98,074
4.38%, 06/01/46 ................. 159 180,179
4.88%, 10/01/49 ................. 386 468,585
5.50%, 06/01/50 ................. 591 766,972
McCormick & Co., Inc., 0.90%, 02/15/26 ... 95 93,397
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. 61 64,660
4.50%, 09/15/31 ................. 98 97,838
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 98 98,852
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 38 37,715
Tyson Foods, Inc., 3.90%, 09/28/23 ...... 40 42,953
3,555,472
Gas Utilities — 0.1%
Atmos Energy Corp., 2.63%, 09/15/29 .... 40 41,751
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 130 124,631
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44 ................ 50 58,341
ONE Gas, Inc., 1.10%, 03/11/24 ........ 310 310,214
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ..................... USD 50 $ 51,488
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 63 64,496
Superior Plus LP, 4.50%, 03/15/29
(b)
..... 17 17,510
668,431
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories:
3.88%, 09/15/25 ................. 140 156,202
3.75%, 11/30/26 ................. 68 76,794
4.75%, 11/30/36 ................. 105 135,205
4.90%, 11/30/46 ................. 70 95,800
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 377 398,025
Becton Dickinson & Co., 4.67%, 06/06/47 .. 50 62,290
Becton Dickinson and Co.:
2.89%, 06/06/22 ................. 891 910,599
3.73%, 12/15/24 ................. 190 206,900
3.70%, 06/06/27 ................. 559 621,150
3.79%, 05/20/50 ................. 180 201,263
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 27 26,764
Medtronic, Inc.:
4.38%, 03/15/35 ................. 108 134,359
4.63%, 03/15/45 ................. 25 32,795
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 83 89,121
7.25%, 02/01/28 ................. 401 437,992
Teleflex, Inc., 4.63%, 11/15/27 ......... 20 21,304
3,606,563
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 22 23,485
5.00%, 04/15/29 ................. 54 56,318
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 40 42,596
4.63%, 08/01/29 ................. 33 33,412
Aetna, Inc.:
2.75%, 11/15/22 ................. 25 25,674
4.13%, 11/15/42 ................. 50 57,231
3.88%, 08/15/47 ................. 100 111,836
AHP Health Partners, Inc.
(b)
:
9.75%, 07/15/26 ................. 154 165,673
5.75%, 07/15/29 ................. 104 105,430
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 37 38,413
Anthem, Inc.:
2.38%, 01/15/25 ................. 615 644,040
4.10%, 03/01/28 ................. 120 137,149
2.25%, 05/15/30 ................. 15 15,129
2.75%, 10/15/42
(e)
................ 44 237,499
4.65%, 01/15/43 ................. 55 68,524
3.70%, 09/15/49 ................. 1 1,109
3.13%, 05/15/50 ................. 126 127,923
Banner Health, Series 2020, 3.18%, 01/01/50 25 26,448
Centene Corp.:
4.25%, 12/15/27 ................. 248 261,330
2.45%, 07/15/28 ................. 387 392,224
4.63%, 12/15/29 ................. 473 520,191
3.38%, 02/15/30 ................. 30 31,360
3.00%, 10/15/30 ................. 227 233,193
2.50%, 03/01/31 ................. 609 600,626
Cigna Corp.:
4.13%, 11/15/25 ................. 545 610,749
1.25%, 03/15/26 ................. 300 300,878
4.80%, 08/15/38 ................. 50 62,271
4.90%, 12/15/48 ................. 120 154,541

BlackRock Managed Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CommonSpirit Health:
3.35%, 10/01/29 ................. USD 200 $ 216,606
2.78%, 10/01/30 ................. 40 41,508
3.91%, 10/01/50 ................. 205 225,321
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. 875 925,304
8.00%, 03/15/26 ................. 231 248,902
5.63%, 03/15/27 ................. 111 118,492
6.00%, 01/15/29 ................. 81 86,670
6.88%, 04/15/29 ................. 61 63,835
6.13%, 04/01/30 ................. 98 99,470
CVS Health Corp.:
3.88%, 07/20/25 ................. 270 298,105
1.30%, 08/21/27 ................. 225 220,704
4.30%, 03/25/28 ................. 392 450,371
3.75%, 04/01/30 ................. 250 279,768
1.88%, 02/28/31 ................. 710 688,670
4.78%, 03/25/38 ................. 60 73,815
5.13%, 07/20/45 ................. 125 162,581
5.05%, 03/25/48 ................. 345 448,112
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 44 45,242
Encompass Health Corp.:
4.50%, 02/01/28 ................. 20 20,749
4.75%, 02/01/30 ................. 145 154,063
4.63%, 04/01/31 ................. 75 80,359
HCA, Inc.:
5.38%, 02/01/25 ................. 27 30,456
5.38%, 09/01/26 ................. 185 212,889
5.63%, 09/01/28 ................. 123 145,755
3.50%, 09/01/30 ................. 484 515,639
5.50%, 06/15/47 ................. 189 246,157
5.25%, 06/15/49 ................. 215 274,059
3.50%, 07/15/51 ................. 380 379,827
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(b)
. 200 203,162
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. 40 42,626
4.38%, 02/15/27 ................. 36 36,432
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 151 147,225
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 76 80,465
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 23 24,610
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 82 85,485
3.88%, 11/15/30 ................. 99 103,084
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 22,403
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 145 156,974
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 33 35,516
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 49 51,144
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 315 321,300
10.00%, 04/15/27 ................ 229 251,327
Sutter Health:
Series 20A, 2.29%, 08/15/30 ........ 223 224,889
Series 20A, 3.36%, 08/15/50 ........ 68 72,165
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. 19 19,501
7.50%, 04/01/25 ................. 32 34,564
4.88%, 01/01/26 ................. 477 494,744
5.13%, 11/01/27 ................. 319 334,551
4.63%, 06/15/28 ................. 12 12,350
6.13%, 10/01/28 ................. 126 134,271
4.25%, 06/01/29 ................. 113 114,413
UnitedHealth Group, Inc.:
3.70%, 12/15/25 ................. 140 156,067
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.10%, 03/15/26 ................. USD 10 $ 10,906
2.30%, 05/15/31 ................. 120 122,890
3.50%, 08/15/39 ................. 105 117,347
2.75%, 05/15/40 ................. 105 106,334
3.05%, 05/15/41 ................. 50 52,367
4.38%, 03/15/42 ................. 200 247,045
4.75%, 07/15/45 ................. 105 137,544
4.25%, 06/15/48 ................. 20 24,797
3.70%, 08/15/49 ................. 50 57,241
3.25%, 05/15/51 ................. 70 74,674
3.88%, 08/15/59 ................. 26 30,836
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 12 12,400
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 114 120,555
16,112,885
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 209,500
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 ................. 100 105,876
3.88%, 01/15/28 ................. 159 160,987
4.38%, 01/15/28 ................. 229 232,149
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 51 54,124
Airbnb, Inc., 0.00%, 03/15/26
(b)(e)(f)
....... 213 200,752
Booking Holdings, Inc., 0.75%, 05/01/25
(e)
.. 257 363,398
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 99 109,135
4.75%, 12/01/27 ................. 63 65,205
4.75%, 06/15/31
(b)
................ 142 147,325
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 90 92,856
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. 500 530,000
8.13%, 07/01/27 ................. 575 639,515
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 175 184,406
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................ 135 151,929
10.50%, 02/01/26 ................ 129 150,188
5.75%, 03/01/27 ................. 490 513,275
9.88%, 08/01/27 ................. 122 142,435
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
.................... 38 37,477
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 56,700
Cedar Fair LP
(b)
:
5.50%, 05/01/25 ................. 254 265,112
6.50%, 10/01/28 ................. 18 19,395
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 91 94,827
4.75%, 01/15/28 ................. 96 99,332
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... 20 20,000
Expedia Group, Inc.:
3.60%, 12/15/23 ................. 65 69,079
4.50%, 08/15/24 ................. 325 355,589
6.25%, 05/01/25
(b)
................ 75 87,244
3.25%, 02/15/30 ................. 205 214,132
2.95%, 03/15/31 ................. 85 86,132
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 22 23,980
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 301 304,076
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 54 56,835
5.75%, 05/01/28
(b)
................ 51 55,186
4.88%, 01/15/30 ................. 354 377,895
4.00%, 05/01/31
(b)
................ 36 36,319

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC,
4.88%, 07/01/31
(b)
............... USD 18 $ 17,953
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 42,743
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 108 111,915
8.00%, 04/15/26 ................. 77 82,062
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
40 39,900
Marriott International, Inc., Series N, 3.13%,
10/15/21 ..................... 70 70,071
Marriott Ownership Resorts, Inc.:
6.50%, 09/15/26 ................. 8 8,310
4.50%, 06/15/29
(b)
................ 57 57,784
McDonald's Corp.:
1.45%, 09/01/25 ................. 320 326,331
4.88%, 12/09/45 ................. 55 70,849
3.63%, 09/01/49 ................. 50 55,407
MGM Resorts International:
7.75%, 03/15/22 ................. 87 90,932
6.00%, 03/15/23 ................. 8 8,558
5.75%, 06/15/25 ................. 29 31,980
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 90 90,113
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 31 36,037
5.88%, 03/15/26 ................. 86 90,085
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 121 126,802
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 83 89,142
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
48 47,940
Powdr Corp., 6.00%, 08/01/25
(b)
........ 120 126,000
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 67 67,937
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 35 39,856
9.13%, 06/15/23 ................. 43 47,193
11.50%, 06/01/25 ................ 70 80,675
5.50%, 04/01/28 ................. 220 230,406
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 55 60,225
5.00%, 10/15/25 ................. 136 140,420
8.25%, 03/15/26 ................. 117 125,480
7.00%, 05/15/28 ................. 97 105,944
7.25%, 11/15/29 ................. 27 30,456
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... 51 54,698
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
425 458,023
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 33 33,562
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 46 52,118
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 35,323
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
.... 15 15,606
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 67 67,670
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 50,872
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 89 95,595
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 44 47,410
5.13%, 10/01/29 ................. 384 405,600
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
................ 2 2,165
5.35%, 11/01/43 ................. 14 14,875
9,985,888
Security
Par (000)
Par (000) Value
Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
USD 11 $ 11,715
Brookfield Residential Properties, Inc.
(b)
:
5.00%, 06/15/29 ................. 79 79,593
4.88%, 02/15/30 ................. 70 69,321
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
72 77,175
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 22,103
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 64 67,840
KB Home, 4.00%, 06/15/31 ........... 36 36,315
Lennar Corp., 4.50%, 04/30/24 ........ 100 109,375
LGI Homes, Inc., 4.00%, 07/15/29
(b)
...... 30 30,150
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 48 50,160
4.63%, 03/01/30 ................. 29 29,624
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 18,998
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
22 23,313
Newell Brands, Inc., 6.00%, 04/01/46
(i)
.... 14 17,741
Panasonic Corp., 2.54%, 07/19/22
(b)
..... 200 203,954
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
153 161,759
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 21 23,756
5.13%, 08/01/30 ................. 11 11,923
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 94 95,170
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 20 22,252
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 19 20,615
5.70%, 06/15/28 ................. 14 15,435
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... 74 77,263
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 77 79,518
1,355,068
Household Products — 0.0%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 60 61,275
4.13%, 04/30/31
(b)
................ 74 74,832
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 29 29,718
4.38%, 03/31/29 ................. 6 6,006
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 64 64,960
Spectrum Brands, Inc.:
5.75%, 07/15/25 ................. 6 6,149
5.00%, 10/01/29
(b)
................ 58 61,480
5.50%, 07/15/30
(b)
................ 42 45,255
3.88%, 03/15/31
(b)
................ 34 33,409
383,084
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
AES Corp. (The):
1.38%, 01/15/26 ................. 390 386,174
2.45%, 01/15/31 ................. 205 202,829
Alexander Funding Trust, 1.84%, 11/15/23 . 200 203,653
Calpine Corp.:
5.25%, 06/01/26 ................. 21 21,604
4.50%, 02/15/28 ................. 66 67,320
5.13%, 03/15/28 ................. 506 514,855
4.63%, 02/01/29 ................. 25 24,578
5.00%, 02/01/31 ................. 52 51,740
3.75%, 03/01/31 ................. 2 1,905

BlackRock Managed Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... USD 33 $ 34,609
1,509,267
Industrial Conglomerates — 0.1%
General Electric Co.:
3.45%, 05/01/27 ................. 55 60,460
6.75%, 03/15/32 ................. 200 277,228
Roper Technologies, Inc.:
3.65%, 09/15/23 ................. 165 176,222
1.00%, 09/15/25 ................. 85 84,569
3.80%, 12/15/26 ................. 50 55,863
1.75%, 02/15/31 ................. 85 81,680
736,022
Insurance — 0.6%
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 419 425,281
6.75%, 10/15/27 ................. 648 681,022
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(g)
................... 400 413,500
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 250 272,188
American International Group, Inc.:
4.50%, 07/16/44 ................. 252 305,863
4.80%, 07/10/45 ................. 58 72,483
4.75%, 04/01/48 ................. 50 63,544
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 35 37,123
Aon Corp., 3.75%, 05/02/29 .......... 100 112,526
Aon plc, 4.45%, 05/24/43 ............ 140 166,032
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. 84 84,000
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
71 72,420
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 205 218,325
Hartford Financial Services Group, Inc. (The),
4.40%, 03/15/48 ................ 20 24,587
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 376 389,946
Marsh & McLennan Cos., Inc.:
3.50%, 06/03/24 ................. 100 107,460
3.50%, 03/10/25 ................. 210 228,299
4.38%, 03/15/29 ................. 75 87,912
2.25%, 11/15/30 ................. 190 192,442
MetLife, Inc., 4.72%, 12/15/44
(i)
........ 35 45,278
NFP Corp.
(b)
:
4.88%, 08/15/28 ................. 102 103,646
6.88%, 08/15/28 ................. 470 494,774
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 110 114,600
Prudential Financial, Inc.:
3.94%, 12/07/49 ................. 50 58,430
4.35%, 02/25/50 ................. 95 119,096
3.70%, 03/13/51 ................. 75 85,511
Teachers Insurance & Annuity Association of
America
(b)
:
6.85%, 12/16/39 ................. 7 10,615
4.27%, 05/15/47 ................. 125 149,440
Travelers Cos., Inc. (The):
4.30%, 08/25/45 ................. 35 43,699
2.55%, 04/27/50 ................. 15 14,473
5,194,515
Interactive Media & Services — 0.1%
Alphabet, Inc.:
1.90%, 08/15/40 ................. 280 254,547
2.05%, 08/15/50 ................. 50 44,121
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... USD 134 $ 137,350
Tencent Holdings Ltd., 3.84%, 04/24/51
(b)
.. 200 216,564
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 97 103,063
Zillow Group, Inc., 1.38%, 09/01/26
(e)
..... 21 59,335
814,980
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 300 293,022
Amazon.com, Inc.:
3.15%, 08/22/27 ................. 405 447,479
3.88%, 08/22/37 ................. 119 141,902
4.05%, 08/22/47 ................. 30 36,595
2.50%, 06/03/50 ................. 110 103,939
3.10%, 05/12/51 ................. 200 210,087
2.70%, 06/03/60 ................. 60 57,468
3.25%, 05/12/61 ................. 200 210,770
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 82,481
eBay, Inc., 3.60%, 06/05/27 .......... 100 111,081
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 50 52,500
3.50%, 03/01/29 ................. 43 42,721
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 ................. 227 236,050
4.13%, 08/01/30 ................. 38 38,665
2,064,760
IT Services — 0.9%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 199,372
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
55 56,900
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 ................. 35 34,606
6.13%, 12/01/28 ................. 15 15,450
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 23 23,568
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
.. 522 549,405
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 119,395
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 ................. 79 80,580
4.00%, 07/01/29 ................. 154 157,465
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 200 197,668
5.63%, 09/15/28 ................. 200 203,700
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... 62 61,380
Fidelity National Information Services, Inc.:
1.15%, 03/01/26 ................. 65 64,490
3.10%, 03/01/41 ................. 80 81,949
Fiserv, Inc.:
2.75%, 07/01/24 ................. 855 902,012
3.85%, 06/01/25 ................. 150 165,023
3.50%, 07/01/29 ................. 100 110,034
4.40%, 07/01/49 ................. 40 48,246
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 119 125,678
3.63%, 06/15/29 ................. 77 78,155
3.75%, 10/01/30 ................. 51 52,179
Global Payments, Inc.:
3.75%, 06/01/23 ................. 35 36,829
2.65%, 02/15/25 ................. 145 152,777
1.20%, 03/01/26 ................. 365 361,514
4.80%, 04/01/26 ................. 50 57,165
3.20%, 08/15/29 ................. 252 269,731
4.15%, 08/15/49 ................. 130 149,066
International Business Machines Corp.:
3.00%, 05/15/24 ................. 995 1,060,412
4.15%, 05/15/39 ................. 200 237,672
4.00%, 06/20/42 ................. 30 35,341

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
4.25%, 05/15/49 ................. USD 245 $ 302,532
Mastercard, Inc.:
1.90%, 03/15/31 ................. 90 90,967
3.65%, 06/01/49 ................. 5 5,824
3.85%, 03/26/50 ................. 45 54,344
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 ................. 87 87,191
10.75%, 06/01/28 ................ 22 24,750
PayPal Holdings, Inc.:
1.65%, 06/01/25 ................. 390 400,257
2.85%, 10/01/29 ................. 50 53,923
2.30%, 06/01/30 ................. 200 206,981
3.25%, 06/01/50 ................. 145 157,727
Shift4 Payments, Inc., 0.00%, 12/15/25
(b)(e)(f)
. 131 176,601
Square, Inc., 3.50%, 06/01/31
(b)
........ 236 238,065
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 101 106,303
6.75%, 06/01/25 ................. 258 262,355
Twilio, Inc., 3.88%, 03/15/31 .......... 71 72,864
Unisys Corp., 6.88%, 11/01/27
(b)
........ 34 37,157
Visa, Inc.:
2.05%, 04/15/30 ................. 30 30,825
3.65%, 09/15/47 ................. 55 64,408
8,060,836
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ 32 33,622
5.88%, 12/15/27
(b)
................ 68 74,120
3.75%, 04/01/29
(b)
................ 36 37,440
6.20%, 10/01/40 ................. 65 80,112
5.45%, 11/01/41 ................. 27 31,118
256,412
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 46 47,553
3.75%, 03/15/29 ................. 12 12,165
4.00%, 03/15/31 ................. 34 35,371
Syneos Health, Inc., 3.63%, 01/15/29 .... 147 145,530
240,619
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 23,182
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 34 34,807
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 60 63,337
Colfax Corp., 6.38%, 02/15/26
(b)
........ 30 31,680
Deere & Co., 3.75%, 04/15/50 ......... 70 84,628
EnPro Industries, Inc., 5.75%, 10/15/26 ... 108 113,897
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 45,155
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 174 177,922
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(h)
........ 131 142,135
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 24 24,330
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
39 40,077
Navistar International Corp., 6.63%, 11/01/25
(b)
91 94,015
Otis Worldwide Corp.:
2.57%, 02/15/30 ................. 43 44,533
3.11%, 02/15/40 ................. 61 63,047
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 25 25,500
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 22,523
Terex Corp., 5.00%, 05/15/29
(b)
........ 103 107,378
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 297 307,766
Titan International, Inc., 7.00%, 04/30/28
(b)
. 42 43,943
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
400 421,500
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
.. 200 217,038
Security
Par (000)
Par (000) Value
Machinery (continued)
Wabash National Corp., 5.50%, 10/01/25
(b)
. USD 101 $ 103,020
2,231,413
Media — 2.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 47 49,467
Altice Financing SA
(b)
:
7.50%, 05/15/26 ................. 400 416,520
5.00%, 01/15/28 ................. 200 196,034
AMC Networks, Inc.:
4.75%, 08/01/25 ................. 83 85,216
4.25%, 02/15/29 ................. 41 41,359
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,780
Cable One, Inc.
(b)
:
1.13%, 03/15/28
(e)
................ 387 393,586
4.00%, 11/15/30 ................. 23 23,086
Charter Communications Operating LLC:
Series USD, 4.50%, 02/01/24 ........ 730 795,094
4.91%, 07/23/25 ................. 1,000 1,132,911
5.05%, 03/30/29 ................. 300 354,357
6.38%, 10/23/35 ................. 99 132,330
6.48%, 10/23/45 ................. 661 910,317
5.75%, 04/01/48 ................. 75 95,455
5.13%, 07/01/49 ................. 125 148,863
6.83%, 10/23/55 ................. 12 17,664
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 200 210,166
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 ................. 168 175,983
7.50%, 06/01/29 ................. 263 272,294
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 838 859,134
Comcast Corp.:
3.95%, 10/15/25 ................. 530 593,855
3.15%, 02/15/28 ................. 185 203,023
4.15%, 10/15/28 ................. 75 86,817
2.65%, 02/01/30 ................. 300 315,801
3.20%, 07/15/36 ................. 200 214,576
4.60%, 10/15/38 ................. 450 557,731
3.75%, 04/01/40 ................. 500 563,640
4.65%, 07/15/42 ................. 15 18,828
4.00%, 03/01/48 ................. 92 107,720
4.70%, 10/15/48 ................. 225 290,066
2.80%, 01/15/51 ................. 20 19,243
4.05%, 11/01/52 ................. 150 178,540
4.95%, 10/15/58 ................. 70 96,797
CSC Holdings LLC:
5.25%, 06/01/24 ................. 27 29,260
5.75%, 01/15/30
(b)
................ 400 415,500
4.63%, 12/01/30
(b)
................ 646 633,797
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
95 61,512
DISH DBS Corp.:
5.88%, 07/15/22 ................. 247 257,671
5.00%, 03/15/23 ................. 167 174,787
7.75%, 07/01/26 ................. 254 287,655
5.13%, 06/01/29
(b)
................ 330 325,852
DISH Network Corp.
(e)
:
2.38%, 03/15/24 ................. 65 63,009
3.38%, 08/15/26 ................. 340 346,970
Fox Corp., 3.05%, 04/07/25 .......... 125 133,845
GCI LLC, 4.75%, 10/15/28
(b)
.......... 29 29,681
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 27 29,194
iHeartCommunications, Inc., 8.38%, 05/01/27 12 12,855
Interpublic Group of Cos., Inc. (The):
3.38%, 03/01/41 ................. 75 77,807
5.40%, 10/01/48 ................. 15 20,054

BlackRock Managed Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. USD 200 $ 215,540
5.13%, 07/15/29 ................. 200 206,750
Liberty Broadband Corp.
(b)(e)
:
1.25%, 09/30/50 ................. 152 152,988
2.75%, 09/30/50 ................. 265 278,229
Meredith Corp., 6.88%, 02/01/26 ....... 9 9,360
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 40,950
News Corp., 3.88%, 05/15/29
(b)
........ 43 43,430
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 135,704
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 84 86,973
4.25%, 01/15/29 ................. 41 41,256
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 330 341,550
6.50%, 09/15/28 ................. 672 706,037
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 ................. 4 3,968
5.38%, 01/15/31 ................. 53 52,833
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 127 124,778
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 ................. 31 31,819
4.00%, 07/15/28 ................. 205 211,150
5.50%, 07/01/29 ................. 106 115,508
4.13%, 07/01/30 ................. 139 140,234
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 218,593
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 210,400
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
371 401,144
Time Warner Cable LLC:
4.00%, 09/01/21 ................. 100 100,000
5.88%, 11/15/40 ................. 70 90,549
4.50%, 09/15/42 ................. 37 41,127
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 58 59,171
6.63%, 06/01/27 ................. 78 84,517
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
200 200,460
ViacomCBS, Inc.:
3.88%, 04/01/24 ................. 90 96,811
4.38%, 03/15/43 ................. 150 173,558
5.85%, 09/01/43 ................. 50 68,506
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 137 139,700
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 403 411,060
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 204,698
Ziggo BV, 5.50%, 01/15/27
(b)
.......... 250 259,750
18,194,803
Metals & Mining — 0.5%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(i)
36 39,465
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 61 65,012
6.13%, 02/15/28 ................. 236 253,162
Barrick Gold Corp., 5.25%, 04/01/42 ..... 100 131,007
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 105 142,689
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 592 651,940
Constellium SE
(b)
:
5.88%, 02/15/26 ................. 250 257,425
3.75%, 04/15/29 ................. 250 247,500
Freeport-McMoRan, Inc.:
5.40%, 11/14/34 ................. 13 15,701
5.45%, 03/15/43 ................. 440 537,821
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 104 115,440
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 ................. USD 24 $ 24,795
4.50%, 06/01/31 ................. 49 50,251
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. 8 8,260
7.50%, 07/15/27 ................. 231 250,635
Newmont Corp.:
2.80%, 10/01/29 ................. 111 116,947
2.25%, 10/01/30 ................. 50 49,863
4.88%, 03/15/42 ................. 25 31,663
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 62 64,496
4.75%, 01/30/30 ................. 352 369,600
Nucor Corp., 2.00%, 06/01/25 ......... 125 129,347
Southern Copper Corp., 5.88%, 04/23/45 .. 75 104,250
Steel Dynamics, Inc.:
2.40%, 06/15/25 ................. 20 20,914
1.65%, 10/15/27 ................. 115 114,614
3.25%, 10/15/50 ................. 100 99,645
TMS International Corp., 6.25%, 04/15/29
(b)
. 37 38,850
United States Steel Corp.:
6.25%, 03/15/26 ................. 5 5,154
6.88%, 03/01/29 ................. 94 100,580
4,037,026
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29 ................ 66 65,083
Starwood Property Trust, Inc., 5.50%, 11/01/23 10 10,475
75,558
Multiline Retail — 0.0%
(b)
Macy's, Inc., 8.38%, 06/15/25 ......... 157 172,888
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 137 146,248
319,136
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 2.85%,
05/15/51 ..................... 50 48,374
CenterPoint Energy, Inc., 2.50%, 09/01/22 . 25 25,558
CMS Energy Corp.:
3.00%, 05/15/26 ................. 125 133,669
3.45%, 08/15/27 ................. 100 110,470
Consumers Energy Co.:
3.25%, 08/15/46 ................. 50 53,593
3.10%, 08/15/50 ................. 80 84,511
2.50%, 05/01/60 ................. 105 94,637
Dominion Energy, Inc.:
2.72%, 08/15/21
(i)
................ 200 200,572
3.07%, 08/15/24
(i)
................ 35 37,102
3.90%, 10/01/25 ................. 120 132,691
Series A, 1.45%, 04/15/26 .......... 150 151,059
Series C, 3.38%, 04/01/30 .......... 100 108,891
NiSource, Inc.:
0.95%, 08/15/25 ................. 140 138,836
3.60%, 05/01/30 ................. 30 33,216
4.80%, 02/15/44 ................. 107 131,368
4.38%, 05/15/47 ................. 50 59,840
Puget Sound Energy, Inc., 4.22%, 06/15/48 . 25 30,709
Sempra Energy:
3.25%, 06/15/27 ................. 50 54,236
3.40%, 02/01/28 ................. 440 483,480
3.80%, 02/01/38 ................. 150 166,535
2,279,347

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 4.7%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... USD 330 $ 357,291
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 149 166,524
5.75%, 03/01/27 ................. 76 79,040
5.75%, 01/15/28 ................. 19 19,993
5.38%, 06/15/29 ................. 78 81,315
Antero Resources Corp.
(b)
:
7.63%, 02/01/29 ................. 98 108,780
5.38%, 03/01/30 ................. 69 70,423
Apache Corp.:
4.88%, 11/15/27 ................. 129 139,706
4.38%, 10/15/28 ................. 15 15,967
4.25%, 01/15/30 ................. 93 98,115
5.10%, 09/01/40 ................. 141 147,697
5.25%, 02/01/42 ................. 13 13,747
4.75%, 04/15/43 ................. 25 25,993
4.25%, 01/15/44 ................. 56 54,719
5.35%, 07/01/49 ................. 16 16,840
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 127 175,532
8.25%, 12/31/28 ................. 36 39,600
5.88%, 06/30/29 ................. 143 143,000
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 13 13,097
BP Capital Markets America, Inc.:
3.79%, 02/06/24 ................. 85 91,691
3.54%, 04/06/27 ................. 175 193,102
3.59%, 04/14/27 ................. 35 38,751
3.94%, 09/21/28 ................. 50 56,997
4.23%, 11/06/28 ................. 135 156,545
1.75%, 08/10/30 ................. 235 229,296
3.06%, 06/17/41 ................. 455 458,441
3.38%, 02/08/61 ................. 25 25,133
BP Capital Markets plc:
3.81%, 02/10/24 ................. 70 75,716
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(g)
.................... 350 372,750
3.28%, 09/19/27 ................. 16 17,522
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(g)
.................... 300 329,400
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ 7 7,254
5.85%, 11/15/43 ................. 34 33,745
5.60%, 10/15/44 ................. 38 36,860
Callon Petroleum Co.:
6.25%, 04/15/23 ................. 20 20,023
6.13%, 10/01/24 ................. 48 47,318
9.00%, 04/01/25
(b)
................ 328 357,520
8.00%, 08/01/28
(b)
................ 211 213,374
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 140 150,330
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ..................... 65 67,329
Centennial Resource Production LLC:
6.88%, 04/01/27
(b)
................ 87 88,967
3.25%, 04/01/28
(e)
................ 337 443,357
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ................. 365 418,315
5.13%, 06/30/27 ................. 150 174,418
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 223 239,725
4.00%, 03/01/31
(b)
................ 228 238,260
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 784 827,120
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 ................. 7 7,385
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 02/01/29 ................. USD 23 $ 24,896
Chevron Corp., 1.55%, 05/11/25 ........ 615 630,188
Chevron USA, Inc.:
5.25%, 11/15/43 ................. 25 33,983
4.20%, 10/15/49 ................. 140 172,424
Cimarex Energy Co., 4.38%, 06/01/24 .... 130 141,496
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 63 65,650
6.38%, 06/15/26 ................. 81 84,443
CNX Resources Corp.:
2.25%, 05/01/26
(e)
................ 188 243,648
6.00%, 01/15/29
(b)
................ 143 154,614
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 ................. 92 100,855
5.88%, 07/01/29 ................. 112 116,200
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 ................. 48 49,800
6.75%, 03/01/29 ................. 239 254,590
5.88%, 01/15/30 ................. 101 103,020
ConocoPhillips
(b)
:
2.40%, 02/15/31 ................. 30 30,706
4.85%, 08/15/48 ................. 50 66,257
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 6 6,243
5.75%, 01/15/31
(b)
................ 111 132,923
4.90%, 06/01/44 ................. 13 14,723
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 250 260,497
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(b)
.................... 20 20,525
CrownRock LP, 5.63%, 10/15/25
(b)
...... 314 324,990
DCP Midstream Operating LP
(b)
:
6.45%, 11/03/36 ................. 78 91,260
6.75%, 09/15/37 ................. 69 82,972
Devon Energy Corp.:
5.25%, 10/15/27
(b)
................ 300 323,365
4.75%, 05/15/42 ................. 93 104,937
Diamondback Energy, Inc.:
0.90%, 03/24/23 ................. 100 100,021
2.88%, 12/01/24 ................. 780 823,836
4.75%, 05/31/25 ................. 110 123,854
3.50%, 12/01/29 ................. 475 508,510
3.13%, 03/24/31 ................. 50 51,818
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 ................. 163 165,499
4.38%, 06/15/31 ................. 211 215,597
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 78,451
Enbridge, Inc.:
2.90%, 07/15/22 ................. 135 138,240
4.00%, 10/01/23 ................. 200 213,460
2.50%, 01/15/25 ................. 305 319,538
3.70%, 07/15/27 ................. 50 55,147
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 859,434
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 67 73,133
Endeavor Energy Resources LP
(b)
:
5.50%, 01/30/26 ................. 198 205,672
5.75%, 01/30/28 ................. 11 11,729
Energy Transfer LP:
5.00%, 10/01/22 ................. 55 57,335
3.60%, 02/01/23 ................. 30 31,130
5.88%, 01/15/24 ................. 585 648,241
4.90%, 02/01/24 ................. 330 358,791
4.25%, 04/01/24 ................. 450 485,267

BlackRock Managed Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(g)
.................... USD 436 $ 444,502
4.20%, 04/15/27 ................. 200 220,883
4.00%, 10/01/27 ................. 90 99,016
5.25%, 04/15/29 ................. 50 59,059
6.50%, 02/01/42 ................. 110 142,816
5.95%, 10/01/43 ................. 60 74,854
5.35%, 05/15/45 ................. 50 57,856
5.30%, 04/15/47 ................. 40 46,800
5.40%, 10/01/47 ................. 200 236,949
6.25%, 04/15/49 ................. 445 583,950
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 55 58,101
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 78 81,900
4.15%, 06/01/25 ................. 38 39,799
4.85%, 07/15/26 ................. 79 81,765
5.60%, 04/01/44 ................. 7 6,335
5.05%, 04/01/45 ................. 4 3,440
Enterprise Products Operating LLC:
3.90%, 02/15/24 ................. 220 236,621
3.75%, 02/15/25 ................. 300 327,231
3.13%, 07/31/29 ................. 171 184,498
6.45%, 09/01/40 ................. 106 151,509
4.45%, 02/15/43 ................. 150 177,381
4.90%, 05/15/46 ................. 40 49,390
4.25%, 02/15/48 ................. 145 166,000
4.80%, 02/01/49 ................. 25 30,768
4.20%, 01/31/50 ................. 60 69,204
3.70%, 01/31/51 ................. 75 80,432
3.95%, 01/31/60 ................. 60 66,881
EOG Resources, Inc.:
4.38%, 04/15/30 ................. 40 47,352
4.95%, 04/15/50 ................. 20 26,615
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 72 78,300
4.13%, 12/01/26 ................. 12 12,285
6.50%, 07/01/27
(b)
................ 143 159,445
4.50%, 01/15/29
(b)
................ 153 155,659
4.75%, 01/15/31
(b)
................ 270 278,219
EQT Corp.:
1.75%, 05/01/26
(e)
................ 147 244,843
3.13%, 05/15/26
(b)
................ 67 68,656
3.90%, 10/01/27 ................. 137 146,761
5.00%, 01/15/29 ................. 14 15,610
8.50%, 02/01/30
(i)
................ 41 53,419
3.63%, 05/15/31
(b)
................ 19 19,807
Exxon Mobil Corp.:
2.99%, 03/19/25 ................. 55 58,992
3.04%, 03/01/26 ................. 10 10,857
Genesis Energy LP:
5.63%, 06/15/24 ................. 14 14,035
8.00%, 01/15/27 ................. 67 70,392
7.75%, 02/01/28 ................. 18 18,602
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 26 25,870
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 45 48,870
Hess Corp.:
4.30%, 04/01/27 ................. 300 333,889
5.60%, 02/15/41 ................. 202 252,152
5.80%, 04/01/47 ................. 112 145,939
Hess Midstream Operations LP, 5.13%,
06/15/28
(b)
.................... 16 16,780
Hilcorp Energy I LP
(b)
:
5.75%, 02/01/29 ................. 42 43,785
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 02/01/31 ................. USD 26 $ 27,560
HollyFrontier Corp., 2.63%, 10/01/23 ..... 155 160,267
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 186 195,332
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
.................... 168 175,560
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 130 132,438
Kinder Morgan Energy Partners LP:
3.50%, 09/01/23 ................. 160 168,811
4.25%, 09/01/24 ................. 360 395,847
6.95%, 01/15/38 ................. 145 207,242
6.38%, 03/01/41 ................. 97 134,078
5.50%, 03/01/44 ................. 70 87,715
Kinder Morgan, Inc.:
3.15%, 01/15/23 ................. 415 431,829
4.30%, 06/01/25 ................. 215 239,381
5.55%, 06/01/45 ................. 184 238,210
5.20%, 03/01/48 ................. 62 77,992
3.60%, 02/15/51 ................. 100 101,782
Marathon Oil Corp.:
4.40%, 07/15/27 ................. 391 442,852
6.60%, 10/01/37 ................. 5 6,648
5.20%, 06/01/45 ................. 10 11,994
Marathon Petroleum Corp.:
4.50%, 05/01/23 ................. 395 421,250
4.70%, 05/01/25 ................. 35 39,472
4.75%, 09/15/44 ................. 54 63,803
Matador Resources Co., 5.88%, 09/15/26 .. 391 402,730
MEG Energy Corp.
(b)
:
7.13%, 02/01/27 ................. 15 15,980
5.88%, 02/01/29 ................. 30 31,275
MPLX LP:
3.50%, 12/01/22 ................. 210 218,119
3.38%, 03/15/23 ................. 50 52,275
1.75%, 03/01/26 ................. 640 646,900
4.13%, 03/01/27 ................. 190 212,305
4.00%, 03/15/28 ................. 70 78,201
4.70%, 04/15/48 ................. 20 23,234
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 24 24,630
6.37%, 12/01/42
(i)
................ 5 4,952
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 ................. 619 633,701
6.50%, 09/30/26 ................. 503 513,966
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
272 285,600
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
166 178,865
NuStar Logistics LP:
5.75%, 10/01/25 ................. 42 45,675
6.00%, 06/01/26 ................. 39 42,315
6.38%, 10/01/30 ................. 6 6,629
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 55 56,100
2.70%, 02/15/23 ................. 23 23,511
6.95%, 07/01/24 ................. 21 23,656
2.90%, 08/15/24 ................. 403 412,068
5.50%, 12/01/25 ................. 32 35,361
5.55%, 03/15/26 ................. 11 12,155
3.40%, 04/15/26 ................. 22 22,495
3.20%, 08/15/26 ................. 3 3,022
8.88%, 07/15/30 ................. 2 2,675
6.13%, 01/01/31 ................. 242 284,720
6.45%, 09/15/36 ................. 25 29,890
4.30%, 08/15/39 ................. 111 106,005
6.20%, 03/15/40 ................. 299 338,085
4.50%, 07/15/44 ................. 138 132,825

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.63%, 06/15/45 ................. USD 474 $ 462,150
6.60%, 03/15/46 ................. 9 10,698
4.40%, 04/15/46 ................. 104 99,892
4.10%, 02/15/47 ................. 18 16,760
4.20%, 03/15/48 ................. 62 57,970
4.40%, 08/15/49 ................. 30 28,800
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 24 27,047
Ovintiv, Inc.:
3.90%, 11/15/21 ................. 225 225,538
7.38%, 11/01/31 ................. 27 35,848
6.50%, 08/15/34 ................. 19 25,082
Parkland Corp.
(b)
:
5.88%, 07/15/27 ................. 48 51,162
4.50%, 10/01/29 ................. 35 35,566
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 397 399,934
PDC Energy, Inc.:
1.13%, 09/15/21
(e)
................ 54 53,529
6.13%, 09/15/24 ................. 35 35,794
6.25%, 12/01/25 ................. 5 5,175
Phillips 66, 0.90%, 02/15/24 .......... 145 145,190
Pioneer Natural Resources Co.:
0.55%, 05/15/23 ................. 170 170,162
0.25%, 05/15/25
(e)
................ 197 314,314
1.13%, 01/15/26 ................. 265 262,394
4.45%, 01/15/26 ................. 50 56,373
1.90%, 08/15/30 ................. 65 62,624
2.15%, 01/15/31 ................. 115 112,685
Plains All American Pipeline LP:
3.65%, 06/01/22 ................. 200 204,129
4.30%, 01/31/43 ................. 120 121,224
Range Resources Corp.:
4.88%, 05/15/25 ................. 11 11,385
9.25%, 02/01/26 ................. 21 23,152
8.25%, 01/15/29
(b)
................ 83 93,583
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 ................. 620 695,755
5.63%, 03/01/25 ................. 310 354,311
4.20%, 03/15/28 ................. 95 107,286
SM Energy Co.:
10.00%, 01/15/25
(b)
............... 212 239,208
5.63%, 06/01/25 ................. 5 4,950
6.75%, 09/15/26 ................. 9 9,158
6.63%, 01/15/27 ................. 13 13,357
6.50%, 07/15/28 ................. 73 75,008
Southwestern Energy Co.:
6.45%, 01/23/25
(i)
................ 26 28,782
7.50%, 04/01/26 ................. 13 13,764
8.38%, 09/15/28 ................. 37 41,810
Spectra Energy Partners LP, 3.50%, 03/15/25 300 322,878
Sunoco LP:
6.00%, 04/15/27 ................. 11 11,503
5.88%, 03/15/28 ................. 22 23,375
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 ................. 76 83,220
6.00%, 12/31/30 ................. 48 49,902
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 45 48,767
6.88%, 01/15/29 ................. 51 57,458
5.50%, 03/01/30 ................. 207 227,630
4.88%, 02/01/31
(b)
................ 39 42,218
4.00%, 01/15/32
(b)
................ 2 2,057
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 11,662
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 35 35,846
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.:
4.63%, 03/01/34 ................. USD 15 $ 17,793
7.63%, 01/15/39 ................. 20 30,973
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 158,400
Valero Energy Corp.:
2.70%, 04/15/23 ................. 200 207,348
1.20%, 03/15/24 ................. 820 827,094
4.00%, 04/01/29 ................. 20 22,334
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
205 215,763
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
24 25,001
Western Midstream Operating LP:
4.75%, 08/15/28 ................. 8 8,640
5.45%, 04/01/44 ................. 296 318,940
5.30%, 03/01/48 ................. 73 77,745
5.50%, 08/15/48 ................. 23 25,033
6.50%, 02/01/50
(i)
................ 352 407,558
Williams Cos., Inc. (The):
3.35%, 08/15/22 ................. 360 368,637
3.70%, 01/15/23 ................. 225 234,301
4.50%, 11/15/23 ................. 79 85,521
4.30%, 03/04/24 ................. 125 135,776
4.55%, 06/24/24 ................. 150 165,257
3.90%, 01/15/25 ................. 100 109,351
3.75%, 06/15/27 ................. 121 134,426
40,352,944
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
(b)
:
3.73%, 07/15/23 ................. 25 26,425
1.75%, 09/30/25 ................. 160 164,092
190,517
Personal Products — 0.0%
(b)
Coty, Inc., 5.00%, 04/15/26 ........... 46 46,643
Edgewell Personal Care Co., 5.50%, 06/01/28 18 19,080
Prestige Brands, Inc., 3.75%, 04/01/31 .... 52 50,135
115,858
Pharmaceuticals — 1.0%
Astrazeneca Finance LLC:
0.70%, 05/28/24 ................. 600 598,834
2.25%, 05/28/31 ................. 45 45,646
Bausch Health Americas, Inc., 9.25%,
04/01/26
(b)
.................... 20 21,754
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 ................. 109 116,881
5.75%, 08/15/27 ................. 57 60,498
5.00%, 01/30/28 ................. 12 11,385
4.88%, 06/01/28 ................. 276 282,486
5.00%, 02/15/29 ................. 208 193,960
6.25%, 02/15/29 ................. 222 219,569
7.25%, 05/30/29 ................. 245 250,368
5.25%, 01/30/30 ................. 189 175,770
Bayer US Finance II LLC
(b)
:
2.20%, 07/15/22 ................. 30 30,432
4.25%, 12/15/25 ................. 400 445,739
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 400 429,668
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 ................. 61 65,074
3.40%, 07/26/29 ................. 30 33,621
Catalent Pharma Solutions, Inc.
(b)
:
5.00%, 07/15/27 ................. 101 105,541
3.13%, 02/15/29 ................. 63 61,008
Elanco Animal Health, Inc., 5.90%, 08/28/28
(i)
8 9,362
Endo DAC, 9.50%, 07/31/27
(b)
......... 265 270,300

BlackRock Managed Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... USD 231 $ 226,380
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 203 210,470
Johnson & Johnson:
3.55%, 03/01/36 ................. 65 75,652
3.63%, 03/03/37 ................. 100 116,676
Merck & Co., Inc., 3.40%, 03/07/29 ...... 50 56,034
Organon & Co.
(b)
:
4.13%, 04/30/28 ................. 204 208,039
5.13%, 04/30/31 ................. 200 206,040
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 79 82,950
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
450 460,049
Pfizer, Inc.:
2.55%, 05/28/40 ................. 135 135,760
4.30%, 06/15/43 ................. 70 87,908
2.70%, 05/28/50 ................. 185 184,049
Shire Acquisitions Investments Ireland DAC,
2.88%, 09/23/23 ................ 1,665 1,742,388
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 ................. 425 461,361
3.18%, 07/09/50 ................. 600 606,385
Wyeth LLC, 5.95%, 04/01/37 .......... 70 100,528
8,388,565
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 29 29,205
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 18 18,855
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 160 158,600
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 157 166,420
10.25%, 02/15/27 ................ 73 80,609
Jaguar Holding Co. II
(b)
:
4.63%, 06/15/25 ................. 8 8,400
5.00%, 06/15/28 ................. 397 430,316
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 23 24,121
Verisk Analytics, Inc., 4.13%, 09/12/22 .... 50 52,111
968,637
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 104 112,160
Five Point Operating Co. LP, 7.88%, 11/15/25 141 148,924
Forestar Group, Inc., 3.85%, 05/15/26 .... 36 36,326
Howard Hughes Corp. (The):
5.38%, 08/01/28 ................. 6 6,370
4.13%, 02/01/29 ................. 130 130,002
4.38%, 02/01/31 ................. 73 72,736
Realogy Group LLC:
7.63%, 06/15/25 ................. 9 9,762
5.75%, 01/15/29 ................. 97 101,403
617,683
Road & Rail — 0.7%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
37 38,526
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40 ................. 5 7,105
5.15%, 09/01/43 ................. 125 171,372
4.90%, 04/01/44 ................. 90 119,841
3.30%, 09/15/51 ................. 75 81,903
Canadian Pacific Railway Co., 2.05%, 03/05/30 30 29,859
CSX Corp.:
3.25%, 06/01/27 ................. 60 65,809
3.80%, 03/01/28 ................. 75 84,452
4.30%, 03/01/48 ................. 80 97,082
2.50%, 05/15/51 ................. 75 68,085
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 106 110,638
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Norfolk Southern Corp.:
2.90%, 06/15/26 ................. USD 175 $ 188,932
3.80%, 08/01/28 ................. 160 180,644
2.55%, 11/01/29 ................. 70 73,677
4.15%, 02/28/48 ................. 30 35,249
3.05%, 05/15/50 ................. 205 204,912
Penske Truck Leasing Co. LP
(b)
:
2.70%, 03/14/23 ................. 265 273,571
3.90%, 02/01/24 ................. 345 370,066
4.00%, 07/15/25 ................. 820 903,064
1.20%, 11/15/25 ................. 100 99,047
Ryder System, Inc.:
3.40%, 03/01/23 ................. 100 104,505
3.88%, 12/01/23 ................. 250 268,517
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 122 131,662
0.00%, 12/15/25
(e)(f)
............... 596 604,344
8.00%, 11/01/26 ................. 148 159,470
7.50%, 09/15/27 ................. 250 274,745
6.25%, 01/15/28 ................. 140 150,670
Union Pacific Corp.:
3.25%, 08/15/25 ................. 100 108,315
3.55%, 08/15/39 ................. 215 238,709
4.30%, 03/01/49 ................. 10 12,210
3.80%, 10/01/51 ................. 130 148,664
3.95%, 08/15/59 ................. 25 29,079
3.84%, 03/20/60 ................. 263 299,424
3.84%, 03/20/60
(b)
................ 100 113,850
5,847,998
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.:
2.88%, 06/01/23 ................. 200 207,980
3.13%, 12/05/23 ................. 25 26,444
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 309,461
Broadcom Corp., 3.88%, 01/15/27 ...... 375 414,367
Broadcom, Inc.:
4.70%, 04/15/25 ................. 580 653,408
3.15%, 11/15/25 ................. 65 69,666
4.75%, 04/15/29 ................. 450 523,466
3.42%, 04/15/33
(b)
................ 630 661,603
3.47%, 04/15/34
(b)
................ 195 206,262
Entegris, Inc.
(b)
:
4.38%, 04/15/28 ................. 55 57,406
3.63%, 05/01/29 ................. 37 37,463
Intel Corp.:
2.45%, 11/15/29 ................. 84 88,407
4.75%, 03/25/50 ................. 105 139,484
3.10%, 02/15/60 ................. 20 20,434
KLA Corp.:
4.65%, 11/01/24 ................. 144 160,750
4.10%, 03/15/29 ................. 185 213,565
3.30%, 03/01/50 ................. 268 283,579
Lam Research Corp.:
3.80%, 03/15/25 ................. 270 297,373
3.75%, 03/15/26 ................. 110 123,177
1.90%, 06/15/30 ................. 15 15,066
4.88%, 03/15/49 ................. 20 26,971
2.88%, 06/15/50 ................. 25 25,160
Microchip Technology, Inc.:
0.13%, 11/15/24
(e)
................ 97 109,125
1.63%, 02/15/25
(e)
................ 15 49,453
4.25%, 09/01/25 ................. 126 132,283
1.63%, 02/15/27
(e)
................ 36 80,122
NVIDIA Corp., 3.50%, 04/01/40 ........ 152 172,409

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV
(b)
:
4.88%, 03/01/24 ................. USD 335 $ 369,086
2.70%, 05/01/25 ................. 235 247,162
5.35%, 03/01/26 ................. 100 116,379
3.15%, 05/01/27 ................. 100 107,214
5.55%, 12/01/28 ................. 120 146,910
4.30%, 06/18/29 ................. 76 86,909
2.50%, 05/11/31 ................. 560 565,539
ON Semiconductor Corp.:
1.63%, 10/15/23
(e)
................ 133 252,791
3.88%, 09/01/28
(b)
................ 70 72,110
QUALCOMM, Inc.:
4.80%, 05/20/45 ................. 50 66,461
4.30%, 05/20/47 ................. 79 99,742
3.25%, 05/20/50 ................. 50 53,993
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 66 66,330
7,355,510
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 128 134,240
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 185 187,997
Autodesk, Inc.:
3.60%, 12/15/22 ................. 50 51,785
3.50%, 06/15/27 ................. 75 82,649
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 ................. 97 103,790
9.13%, 03/01/26 ................. 268 282,879
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. 14 14,252
4.25%, 01/31/26 ................. 220 230,450
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 158 165,307
Castle US Holding Corp., 9.50%, 02/15/28
(b)
64 66,720
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 535 543,694
Clarivate Science Holdings Corp.
(b)
:
3.88%, 06/30/28 ................. 141 142,284
4.88%, 06/30/29 ................. 195 200,119
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 107 107,102
Elastic NV, 4.13%, 07/15/29
(b)
......... 113 113,848
Microsoft Corp.:
3.45%, 08/08/36 ................. 129 149,137
4.25%, 02/06/47 ................. 50 64,921
2.53%, 06/01/50 ................. 151 148,355
2.92%, 03/17/52 ................. 561 595,416
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 121 121,000
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
77 78,525
Oracle Corp.:
2.50%, 04/01/25 ................. 230 241,601
1.65%, 03/25/26 ................. 755 765,315
2.95%, 04/01/30 ................. 250 263,354
3.90%, 05/15/35 ................. 25 27,840
3.85%, 07/15/36 ................. 5 5,497
3.60%, 04/01/40 ................. 300 316,427
3.65%, 03/25/41 ................. 136 144,208
4.13%, 05/15/45 ................. 100 111,426
4.00%, 07/15/46 ................. 164 177,837
4.00%, 11/15/47 ................. 285 310,898
3.60%, 04/01/50 ................. 550 564,769
3.95%, 03/25/51 ................. 166 181,187
3.85%, 04/01/60 ................. 80 84,938
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 95 98,135
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 143 141,896
salesforce.com, Inc.:
0.63%, 07/15/24 ................. 115 115,047
2.70%, 07/15/41 ................. 95 95,393
Security
Par (000)
Par (000) Value
Software (continued)
2.90%, 07/15/51 ................. USD 105 $ 106,023
3.05%, 07/15/61 ................. 55 55,727
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
457 484,283
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 563 586,224
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
87 86,456
8,548,951
Specialty Retail — 0.5%
Ambience Merger Sub, Inc., 7.13%, 07/15/29
(b)
30 30,300
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 23 23,632
4.75%, 03/01/30 ................. 31 32,395
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(h)
. 46 47,150
Carvana Co., 5.50%, 04/15/27
(b)
........ 100 103,273
eG Global Finance plc
(b)
:
6.75%, 02/07/25 ................. 400 413,586
8.50%, 10/30/25 ................. 17 17,905
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... 34 39,345
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
28 28,490
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 90 90,337
Home Depot, Inc. (The):
0.90%, 03/15/28 ................. 150 146,242
2.70%, 04/15/30 ................. 100 106,918
4.25%, 04/01/46 ................. 40 49,725
3.90%, 06/15/47 ................. 75 89,023
4.50%, 12/06/48 ................. 120 156,559
3.35%, 04/15/50 ................. 150 165,832
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 39,780
L Brands, Inc.:
6.63%, 10/01/30
(b)
................ 46 53,245
6.88%, 11/01/35 ................. 82 103,832
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 163 164,255
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 83 85,075
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 50 51,828
Lowe's Cos., Inc.:
3.13%, 09/15/24 ................. 70 74,977
3.70%, 04/15/46 ................. 237 260,396
4.55%, 04/05/49 ................. 70 87,231
5.13%, 04/15/50 ................. 25 33,550
3.00%, 10/15/50 ................. 160 157,748
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 35,775
National Vision Holdings, Inc., 2.50%,
05/15/25
(e)
.................... 92 161,978
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 14 14,501
3.75%, 06/15/29 ................. 26 26,162
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 503 554,558
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 100 104,722
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 ................. 164 167,690
6.13%, 07/01/29 ................. 131 134,813
Staples, Inc.
(b)
:
7.50%, 04/15/26 ................. 374 387,365
10.75%, 04/15/27 ................ 67 68,115
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
.. 60 60,000
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 212 226,893
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(h)
........... 73 75,530
4,670,731
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
1.20%, 02/08/28 ................. 130 128,141

BlackRock Managed Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
2.20%, 09/11/29 ................. USD 60 $ 62,378
4.50%, 02/23/36 ................. 75 94,571
4.38%, 05/13/45 ................. 20 25,499
4.65%, 02/23/46 ................. 325 431,251
3.85%, 08/04/46 ................. 230 273,663
3.75%, 09/12/47 ................. 130 153,278
2.65%, 05/11/50 ................. 120 117,820
2.65%, 02/08/51 ................. 135 131,973
Dell International LLC:
6.02%, 06/15/26 ................. 167 200,488
8.35%, 07/15/46 ................. 150 245,340
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 34 37,698
HP, Inc., 1.45%, 06/17/26
(b)
........... 555 550,883
NCR Corp.
(b)
:
5.00%, 10/01/28 ................. 35 36,192
5.13%, 04/15/29 ................. 64 66,000
6.13%, 09/01/29 ................. 173 188,570
5.25%, 10/01/30 ................. 36 37,350
2,781,095
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 54 55,080
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 6 6,352
Levi Strauss & Co.:
5.00%, 05/01/25 ................. 8 8,160
3.50%, 03/01/31
(b)
................ 38 37,780
William Carter Co. (The), 5.50%, 05/15/25
(b)
. 9 9,522
116,894
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
.......... 500 520,619
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 318 350,500
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 97 90,452
Ladder Capital Finance Holdings LLLP
(b)
:
4.25%, 02/01/27 ................. 67 66,905
4.75%, 06/15/29 ................. 52 52,000
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 55,120
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 75 77,721
5.50%, 08/15/28 ................. 80 80,650
5.13%, 12/15/30 ................. 44 43,780
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
.................... 34 33,992
1,371,739
Tobacco — 0.4%
Altria Group, Inc.:
2.35%, 05/06/25 ................. 215 224,777
4.80%, 02/14/29 ................. 130 150,720
2.45%, 02/04/32 ................. 75 72,531
5.38%, 01/31/44 ................. 130 154,385
5.95%, 02/14/49 ................. 455 581,820
4.00%, 02/04/61 ................. 30 28,782
BAT Capital Corp.:
2.79%, 09/06/24 ................. 510 535,737
4.70%, 04/02/27 ................. 155 175,150
3.56%, 08/15/27 ................. 257 275,209
2.26%, 03/25/28 ................. 300 297,750
4.39%, 08/15/37 ................. 75 80,871
3.73%, 09/25/40 ................. 195 190,537
4.76%, 09/06/49 ................. 90 97,521
Philip Morris International, Inc., 1.50%,
05/01/25 ..................... 250 254,854
Reynolds American, Inc.:
4.45%, 06/12/25 ................. 250 276,944
Security
Par (000)
Par (000) Value
Tobacco (continued)
7.00%, 08/04/41 ................. USD 98 $ 128,754
3,526,342
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
3.75%, 02/01/22 ................. 100 101,352
2.75%, 01/15/23 ................. 80 82,538
3.88%, 07/03/23 ................. 300 318,238
4.25%, 02/01/24 ................. 350 379,509
0.70%, 02/15/24 ................. 131 130,533
3.38%, 07/01/25 ................. 195 209,456
2.88%, 01/15/26 ................. 100 105,063
1.88%, 08/15/26 ................. 705 705,545
3.00%, 02/01/30 ................. 120 121,719
Aviation Capital Group LLC
(b)
:
2.88%, 01/20/22 ................. 100 101,016
3.88%, 05/01/23 ................. 110 115,249
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
38 37,903
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 27 29,059
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 24 24,930
9.75%, 08/01/27 ................. 14 16,187
5.50%, 05/01/28 ................. 107 111,414
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 66 65,340
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 29 28,536
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 116 122,290
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 170 174,887
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 160 172,912
7.25%, 06/15/28 ................. 213 237,250
3,390,926
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... 37 39,220
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 04/22/49 400 490,575
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 1,050 1,110,375
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 59 66,091
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(h)
......... 113 108,865
Rogers Communications, Inc., 3.70%, 11/15/49 30 31,936
Sprint Corp.:
7.88%, 09/15/23 ................. 23 26,130
7.13%, 06/15/24 ................. 26 29,997
7.63%, 03/01/26 ................. 58 70,760
T-Mobile USA, Inc.:
3.50%, 04/15/25 ................. 40 43,354
4.50%, 02/01/26 ................. 30 30,574
1.50%, 02/15/26 ................. 616 620,706
2.25%, 02/15/26
(b)
................ 320 322,400
2.25%, 02/15/26 ................. 265 266,987
4.75%, 02/01/28 ................. 12 12,855
2.63%, 02/15/29 ................. 29 28,638
2.88%, 02/15/31 ................. 165 163,763
3.50%, 04/15/31
(b)
................ 137 141,733
3.50%, 04/15/31 ................. 162 167,597
4.38%, 04/15/40 ................. 215 252,044
3.00%, 02/15/41 ................. 40 39,507
4.50%, 04/15/50 ................. 120 142,888
3.30%, 02/15/51 ................. 85 84,860
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 203,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc:
6.15%, 02/27/37 ................. USD 125 $ 172,970
5.25%, 05/30/48 ................. 166 218,732
4.88%, 06/19/49 ................. 50 63,063
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 624,041
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. 265 266,537
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%),
5.12%, 06/04/81
(a)
.............. 240 242,400
6,043,378
Total Corporate Bonds — 44.6%
(Cost: $368,959,407) ............................. 379,987,894
Equity-Linked Notes — 7.8%
Aerospace & Defense — 0.0%
Citigroup Global Markets Holdings,
Inc. (L3Harris Technologies, Inc.),
5.76%, 07/30/21
(b)
................ 1 131,987
Air Freight & Logistics — 0.0%
Societe Generale SA (United Parcel Service,
Inc.), 9.57%, 07/28/21 ............. 1 276,180
Automobiles — 0.0%
Credit Suisse AG (Ford Motor Co.),
14.85%, 07/29/21 ................ 11 163,535
Societe Generale SA (General Motors Co.),
13.72%, 08/05/21 ................ 3 168,733
332,268
Banks — 0.4%
BNP Paribas SA (Citigroup, Inc.),
12.09%, 07/15/21 ................ 5 375,827
BNP Paribas SA (Truist Financial Corp.):
9.30%, 07/15/21
(b)
................ 2 113,456
10.51%, 07/15/21 ................ 2 125,045
Citigroup Global Markets Holdings,
Inc. (Citizens Financial Group, Inc.),
13.06%, 07/16/21
(b)
............... 3 131,536
Credit Suisse AG (JPMorgan Chase & Co.):
13.26%, 07/14/21 ................ 4 695,506
14.10%, 07/14/21 ................ 2 349,632
10.85%, 08/02/21 ................ 2 314,320
Credit Suisse AG (US BanCorp.),
15.65%, 07/15/21 ................ 2 136,834
Royal Bank of Canada (Bank of America
Corp.):
10.90%, 07/15/21 ................ 16 668,100
12.91%, 07/15/21
(b)
............... 6 251,118
Royal Bank of Canada (KeyCorp.),
15.44%, 07/21/21
(b)
............... 4 84,465
Toronto-Dominion Bank (The) (Wells Fargo &
Co.), 13.14%, 07/15/21 ............. 4 180,138
3,425,977
Beverages — 0.0%
Royal Bank of Canada (Coca-Cola Co. (The)),
9.09%, 07/21/21
(b)
................ 5 290,858
Biotechnology — 0.0%
JPMorgan Structured Products BV (AbbVie,
Inc.), 16.22%, 07/30/21
(b)
........... 3 295,727
Security
Par (000)
Par (000) Value
Building Products — 0.1%
Barclays Bank plc (Masco Corp.),
10.83%, 07/30/21 ................ USD 3 $ 160,312
BNP Paribas SA (Allegion plc), 9.65%, 07/23/21 1 111,445
BNP Paribas SA (Fortune Brands Home &
Security, Inc.), 11.47%, 07/29/21 ...... 1 108,692
Credit Suisse AG (Carrier Global Corp.):
11.85%, 07/02/21 ................ 10 457,546
14.23%, 08/02/21 ................ 4 191,225
Toronto-Dominion Bank (The) (Johnson
Controls International plc), 10.16%, 08/02/21 2 153,004
1,182,224
Capital Markets — 0.3%
BNP Paribas SA (Charles SchwabCorp. (The)),
10.39%, 07/16/21 ................ 2 136,024
Citigroup Global Markets Holdings, Inc.
(Raymond James Financial, Inc.),
12.47%, 07/28/21
(b)
............... 1 91,071
Credit Suisse AG (T Rowe Price Group, Inc.),
11.60%, 07/29/21 ................ 1 152,486
Goldman Sachs International (Berkshire
Hathaway, Inc.), 5.96%, 08/02/21 ...... 2 636,533
JPMorgan Structured Products BV (Morgan
Stanley), 10.72%, 07/16/21
(b)
......... 8 686,961
Royal Bank of Canada (Ameriprise Financial,
Inc.), 11.21%, 07/29/21
(b)
............ 1 135,061
Royal Bank of Canada (S&P Global, Inc.),
7.49%, 07/28/21
(b)
................ 1 228,391
Toronto-Dominion Bank (The) (Goldman Sachs
Group, Inc. (The)), 11.14%, 07/15/21 ... 1 333,219
UBS AG (UBS Group AG), 9.70%, 07/16/21 . 1 121,963
2,521,709
Chemicals — 0.1%
Bank of Montreal (Mosaic Co. (The)),
18.28%, 08/03/21 ................ 3 105,576
BNP Paribas SA (Sherwin-Williams Co. (The)):
9.70%, 07/28/21 ................. —
(j)
69,485
6.91%, 06/14/22 ................. 1 180,154
Credit Suisse AG (Corteva, Inc.),
14.30%, 08/05/21 ................ 2 107,532
JPMorgan Structured Products BV (Dow, Inc.),
13.06%, 07/23/21
(b)
............... 2 144,079
JPMorgan Structured Products BV (DuPont de
Nemours, Inc.), 10.99%, 07/30/21
(b)
.... 2 135,230
Royal Bank of Canada (Linde plc),
8.55%, 07/30/21
(b)
................ 1 252,110
Royal Bank of Canada (LyondellBasell
Industries NV), 14.53%, 07/30/21
(b)
..... 1 149,637
1,143,803
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Copart, Inc.),
9.84%, 07/19/21 ................. 2 237,844
Credit Suisse AG (Waste Management, Inc.),
4.10%, 07/30/21 ................. 1 135,819
Royal Bank of Canada (Republic Services,
Inc.), 7.25%, 07/30/21
(b)
............ 1 116,085
489,748
Communications Equipment — 0.0%
BNP Paribas SA (Cisco Systems, Inc.),
9.51%, 08/18/21
(b)
................ 5 269,686
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Quanta
Services, Inc.), 14.48%, 08/06/21
(b)
..... 2 173,108

BlackRock Managed Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
(b)
JPMorgan Structured Products BV (Martin
Marietta Materials, Inc.), 12.21%, 07/28/21 USD —
(j)
$ 139,588
Royal Bank of Canada (Vulcan Materials Co.),
14.43%, 08/04/21 ................ 1 101,423
241,011
Consumer Finance — 0.1%
BNP Paribas SA (Ally Financial, Inc.):
7.13%, 07/16/21 ................. 3 171,042
10.86%, 07/16/21 ................ 3 134,230
13.35%, 07/16/21 ................ 2 101,178
BNP Paribas SA (American Express Co.),
12.52%, 07/23/21 ................ 1 186,827
Canadian Imperial Bank of Commerce
(Synchrony Financial), 16.23%, 07/22/21 . 3 147,896
Merrill Lynch International & Co. (Capital One
Financial Corp.), 11.48%, 07/21/21 ..... 1 179,949
921,122
Containers & Packaging — 0.1%
BNP Paribas SA (Crown Holdings, Inc.),
11.87%, 07/21/21 ................ 1 75,404
Merrill Lynch International & Co. (International
Paper, Co.):
10.67%, 07/02/21 ................ 4 272,859
12.34%, 07/30/21 ................ 2 152,539
500,802
Distributors — 0.0%
(b)
BNP Paribas SA (Pool Corp.), 7.92%, 07/22/21 —
(j)
118,014
Royal Bank of Canada (Genuine Parts Co.),
7.22%, 07/30/21 ................. 1 103,086
221,100
Diversified Telecommunication Services — 0.1%
Merrill Lynch International & Co. (Verizon
Communications, Inc.), 7.20%, 07/22/21 . 6 334,457
Royal Bank of Canada (AT&T, Inc.),
11.93%, 07/23/21
(b)
............... 10 285,096
619,553
Electric Utilities — 0.2%
BNP Paribas SA (American Electric Power Co,
Inc.), 6.63%, 08/04/21 ............. 3 262,230
BNP Paribas SA (Duke Energy Corp.),
6.72%, 08/09/21 ................. 3 260,894
BNP Paribas SA (Southern Co. (The)),
8.50%, 07/28/21 ................. 4 253,167
Societe Generale SA (NextEra Energy, Inc.):
8.50%, 07/21/21 ................. 4 267,421
10.22%, 07/23/21 ................ 4 331,514
1,375,226
Electrical Equipment — 0.1%
Barclays Bank plc (Rockwell Automation, Inc.),
10.35%, 07/28/21 ................ 1 250,835
Credit Suisse AG (Generac Holdings, Inc.),
11.40%, 07/30/21 ................ 1 496,726
Royal Bank of Canada (Eaton Corp plc),
7.12%, 07/29/21
(b)
................ 1 207,800
955,361
Electronic Equipment, Instruments & Components — 0.1%
(b)
BNP Paribas SA (CDW Corp.), 9.54%, 08/05/21 —
(j)
76,375
Citigroup Global Markets Holdings, Inc.
(Corning, Inc.):
12.51%, 07/28/21 ................ 2 63,935
14.65%, 07/28/21 ................ 2 87,789
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Royal Bank of Canada (Flex Ltd.),
12.78%, 07/29/21 ................ USD 9 $ 153,964
382,063
Entertainment — 0.1%
Barclays Bank plc (Walt Disney Co. (The)),
9.42%, 08/02/21 ................. 2 432,769
JPMorgan Structured Products BV (Netflix,
Inc.), 13.59%, 08/18/21
(b)
........... 1 442,109
Royal Bank of Canada (Activision Blizzard,
Inc.), 11.50%, 08/04/21
(b)
............ 2 155,425
1,030,303
Equity Real Estate Investment Trusts (REITs) — 0.4%
BNP Paribas SA (Crown Castle International
Corp.), 11.75%, 07/27/21 ........... 2 404,094
BNP Paribas SA (Equinix, Inc.),
9.27%, 07/27/21 ................. 1 412,526
BNP Paribas SA (Prologis, Inc.):
11.66%, 07/20/21
(b)
............... 2 198,011
10.31%, 07/21/21
(b)
............... 4 500,841
10.15%, 07/22/21 ................ 2 182,967
BNP Paribas SA (Simon Property Group, Inc.),
16.29%, 08/09/21 ................ 3 386,984
Credit Suisse AG (Public Storage),
10.20%, 08/03/21 ................ 1 346,090
Royal Bank of Canada (American Tower Corp.),
11.29%, 07/30/21
(b)
............... 1 233,255
Societe Generale SA (Weyerhaeuser Co.),
13.95%, 07/30/21 ................ 9 308,883
2,973,651
Food & Staples Retailing — 0.0%
Citigroup Global Markets Holdings, Inc.
(Walmart, Inc.), 6.66%, 08/18/21
(b)
..... 2 231,986
Toronto-Dominion Bank (The) (Tesco plc),
9.46%, 07/20/21 ................. 1 95,261
327,247
Food Products — 0.1%
Citigroup Global Markets Holdings, Inc. (Kraft
Heinz Co. (The)), 11.80%, 07/02/21
(b)
... 8 315,398
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 10.19%, 07/29/21
(b)
............ 1 67,947
Royal Bank of Canada (Hershey Co. (The)),
9.14%, 07/22/21
(b)
................ 1 94,208
Royal Bank of Canada (Kellogg Co.),
10.98%, 07/30/21
(b)
............... 2 107,891
Royal Bank of Canada (Mondelez International,
Inc.):
6.95%, 07/28/21 ................. 4 235,168
8.96%, 07/28/21
(b)
................ 1 93,367
Royal Bank of Canada (Tyson Foods, Inc.),
11.06%, 08/02/21
(b)
............... 2 155,660
1,069,639
Health Care Equipment & Supplies — 0.3%
BNP Paribas SA (Medtronic plc)
(b)
:
9.36%, 08/24/21 ................. 2 187,558
7.75%, 08/25/21 ................. 2 301,526
JPMorgan Structured Products BV (Boston
Scientific Corp.), 12.67%, 07/29/21
(b)
.... 4 185,192
JPMorgan Structured Products BV (Danaher
Corp.), 9.56%, 07/23/21
(b)
........... 1 259,299
Merrill Lynch International & Co. (Abbott
Laboratories), 8.08%, 07/16/21 ....... 4 453,924
Societe Generale SA (Edwards Lifesciences
Corp.), 11.06%, 07/22/21 ........... 3 344,334

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Societe Generale SA (IDEXX Laboratories,
Inc.), 11.34%, 07/30/21 ............. USD 1 $ 391,006
2,122,839
Health Care Providers & Services — 0.3%
BNP Paribas SA (Anthem, Inc.):
8.90%, 07/22/21 ................. 1 379,271
12.04%, 08/19/21 ................ 1 289,643
BNP Paribas SA (CVS Health Corp.),
11.30%, 08/05/21
(b)
............... 4 296,749
Credit Suisse AG (Laboratory Corp. of America
Holdings):
9.99%, 07/27/21
(b)
................ 1 198,486
10.87%, 07/27/21 ................ —
(j)
61,443
9.60%, 07/28/21 ................. 1 260,664
JPMorgan Structured Products BV (Cigna
Corp.), 9.25%, 08/05/21
(b)
........... 1 265,708
JPMorgan Structured Products BV (HCA
Healthcare, Inc.), 12.01%, 07/23/21
(b)
... 1 121,971
JPMorgan Structured Products BV (McKesson
Corp.), 10.71%, 08/03/21
(b)
.......... 1 114,000
JPMorgan Structured Products BV (Quest
Diagnostics, Inc.), 11.64%, 07/23/21
(b)
... 1 94,836
Merrill Lynch International & Co. (Humana,
Inc.), 11.00%, 07/28/21 ............. —
(j)
119,947
Royal Bank of Canada (UnitedHealth Group,
Inc.)
(b)
:
9.79%, 08/19/21 ................. 1 439,097
6.89%, 08/23/21 ................. 1 227,483
2,869,298
Hotels, Restaurants & Leisure — 0.2%
Barclays Bank plc (Booking Holdings, Inc.),
11.90%, 08/02/21 ................ —
(j)
309,608
Credit Suisse AG (McDonald's Corp.),
5.65%, 07/28/21 ................. 2 367,416
Merrill Lynch International & Co. (Yum! Brands,
Inc.), 8.06%, 07/30/21 ............. 2 201,950
Royal Bank of Canada (Starbucks Corp.),
11.71%, 08/20/21
(b)
............... 3 372,980
1,251,954
Household Durables — 0.1%
Barclays Bank plc (Lennar Corp.),
13.72%, 09/14/21 ................ 1 115,423
Credit Suisse AG (DR Horton, Inc.):
14.00%, 07/28/21 ................ 1 108,365
17.58%, 07/28/21
(b)
............... 1 94,833
Credit Suisse AG (Toll Brothers, Inc.),
14.70%, 08/25/21 ................ 2 136,661
JPMorgan Structured Products BV (Whirlpool
Corp.), 12.30%, 07/21/21
(b)
.......... —
(j)
90,951
Royal Bank of Canada (DFS Furniture plc),
13.73%, 07/21/21
(b)
............... 1 90,204
Societe Generale SA (PulteGroup, Inc.),
11.99%, 07/23/21 ................ 2 102,558
Societe Generale SA (Tempur Sealy
International, Inc.), 14.15%, 07/30/21 ... 3 104,380
843,375
Household Products — 0.2%
Citigroup Global Markets Holdings, Inc. (Procter
& Gamble Co. (The))
(b)
:
8.43%, 07/30/21 ................. 7 977,045
9.51%, 07/30/21 ................. 2 295,723
1,272,768
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
Barclays Bank plc (Roper Technologies, Inc.):
4.72%, 07/28/21 ................. USD —
(j)
$ 153,216
8.25%, 07/28/21 ................. —
(j)
70,836
Citigroup Global Markets Holdings, Inc. (3M
Co.), 11.42%, 07/29/21
(b)
............ 1 152,991
Societe Generale SA (Honeywell International,
Inc.), 9.87%, 07/21/21 ............. 2 492,441
869,484
Insurance — 0.1%
Barclays Bank plc (Prudential Financial, Inc.),
9.92%, 08/04/21 ................. 2 152,852
Credit Suisse AG (Chubb Ltd.),
10.30%, 07/28/21 ................ 1 89,487
JPMorgan Structured Products BV (Willis
Towers Watson plc), 10.27%, 07/30/21
(b)
. —
(j)
84,375
Royal Bank of Canada (Marsh & McLennan
Cos, Inc.), 7.31%, 07/30/21
(b)
......... 1 152,747
479,461
Interactive Media & Services — 0.6%
Citigroup Global Markets Holdings, Inc.
(Facebook, Inc.):
12.33%, 07/27/21
(b)
............... 2 680,668
12.60%, 07/29/21 ................ 2 760,989
14.02%, 08/18/21
(b)
............... 1 478,184
Credit Suisse AG (Alphabet, Inc.):
9.28%, 07/28/21
(b)
................ —
(j)
837,047
9.15%, 07/30/21 ................. —
(j)
750,091
12.29%, 08/20/21
(b)
............... 1 1,511,615
5,018,594
Internet & Direct Marketing Retail — 0.4%
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.)
(b)
:
10.82%, 07/30/21 ................ —
(j)
1,439,164
9.62%, 08/02/21 ................. —
(j)
661,625
11.03%, 08/16/21 ................ —
(j)
1,147,950
3,248,739
IT Services — 0.3%
Barclays Bank plc (Fiserv, Inc.):
9.50%, 08/02/21
(b)
................ 1 60,984
10.04%, 08/05/21 ................ 2 186,549
Barclays Bank plc (Global Payments, Inc.),
8.16%, 08/04/21 ................. 1 147,604
Barclays Bank plc (PayPal Holdings, Inc.),
12.09%, 07/29/21 ................ 1 391,658
Citigroup Global Markets Holdings, Inc. (Visa,
Inc.):
10.52%, 07/27/21
(b)
............... 3 681,047
8.99%, 07/28/21 ................. 1 226,266
Credit Suisse AG (Automatic Data Processing,
Inc.):
4.90%, 07/23/21 ................. 1 205,314
8.58%, 07/29/21 ................. 1 125,540
8.60%, 07/29/21 ................. 1 186,705
Credit Suisse AG (Fidelity National Information
Services, Inc.):
9.35%, 08/02/21 ................. 1 155,160
8.58%, 08/04/21
(b)
................ 1 88,633
Toronto-Dominion Bank (The) (Mastercard,
Inc.), 11.40%, 07/29/21 ............. 1 278,378
2,733,838
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
10.44%, 07/28/21
(b)
............... 1 66,560

BlackRock Managed Income Fund
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
Credit Suisse AG (Thermo Fisher Scientific,
Inc.):
8.58%, 07/22/21 ................. USD 1 $ 344,252
9.65%, 07/22/21 ................. 1 300,855
10.43%, 08/16/21
(b)
............... —
(j)
101,806
Royal Bank of Canada (Agilent Technologies,
Inc.), 8.11%, 08/18/21
(b)
............ 1 128,700
Societe Generale SA (Charles River
Laboratories International, Inc.),
12.23%, 08/05/21 ................ —
(j)
171,024
1,046,637
Machinery — 0.2%
BNP Paribas SA (Cummins, Inc.),
9.45%, 07/28/21 ................. —
(j)
105,114
BNP Paribas SA (Pentair plc),
8.50%, 07/23/21
(b)
................ 2 114,059
BNP Paribas SA (Stanley Black & Decker, Inc.):
11.22%, 07/29/21 ................ 1 143,470
11.68%, 07/30/21
(b)
............... —
(j)
101,389
Credit Suisse AG (Ingersoll Rand, Inc.),
12.75%, 08/04/21 ................ 2 111,680
Credit Suisse AG (Parker-Hannifin Corp.),
12.40%, 08/05/21 ................ —
(j)
144,135
Goldman Sachs International (Caterpillar, Inc.),
10.88%, 07/26/21 ................ 2 452,220
JPMorgan Structured Products BV (Otis
Worldwide Corp.), 7.61%, 07/28/21
(b)
... 2 153,451
JPMorgan Structured Products BV (PACCAR,
Inc.), 9.30%, 07/21/21
(b)
............ 2 144,382
Merrill Lynch International & Co. (Deere & Co.),
11.85%, 08/20/21 ................ 1 303,830
Societe Generale SA (Dover Corp.),
9.57%, 07/19/21 ................. 1 200,137
1,973,867
Media — 0.1%
Barclays Bank plc (Fox Corp.),
15.02%, 08/04/21 ................ 3 112,787
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 12.00%, 07/28/21 ........ 2 71,165
BNP Paribas SA (Omnicom Group, Inc.):
12.30%, 07/28/21 ................ 1 63,627
13.40%, 06/26/26 ................ EUR 1 109,311
Citigroup Global Markets Holdings, Inc.
(Comcast Corp.):
8.79%, 07/02/21
(b)
................ USD 9 489,009
15.91%, 07/30/21 ................ 4 229,022
1,074,921
Metals & Mining — 0.0%
Credit Suisse AG (Alcoa Corp.),
15.10%, 07/15/21 ................ 3 113,312
Multiline Retail — 0.1%
BNP Paribas SA (Dollar Tree, Inc.),
9.88%, 08/30/21
(b)
................ 1 149,247
Merrill Lynch International & Co. (Target Corp.):
11.90%, 07/29/21 ................ —
(j)
104,028
10.34%, 08/19/21 ................ 1 275,355
Royal Bank of Canada (Dollar General Corp.),
6.95%, 08/27/21
(b)
................ —
(j)
101,795
630,425
Multi-Utilities — 0.0%
Citigroup Global Markets Holdings, Inc. (DTE
Energy Co.), 6.71%, 07/28/21
(b)
....... 1 113,880
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
JPMorgan Structured Products BV (Exxon
Mobil Corp.), 12.55%, 07/27/21
(b)
...... USD 7 $ 417,485
Royal Bank of Canada (Marathon Oil Corp.),
20.96%, 08/04/21
(b)
............... 9 122,383
Toronto-Dominion Bank (The) (Chevron Corp.),
11.55%, 07/30/21 ................ 2 257,691
797,559
Personal Products — 0.0%
Bank of Montreal (Estee Lauder Cos., Inc.
(The)), 5.24%, 08/19/21 ............ 1 208,709
Pharmaceuticals — 0.2%
Credit Suisse AG (Merck & Co, Inc.),
10.60%, 07/30/21 ................ 3 254,257
JPMorgan Structured Products BV (Pfizer, Inc.),
5.31%, 07/29/21
(b)
................ 8 300,070
Merrill Lynch International & Co. (Johnson &
Johnson):
5.10%, 07/16/21
(b)
................ 3 554,161
6.57%, 07/16/21 ................. 1 221,126
1,329,614
Professional Services — 0.0%
Royal Bank of Canada (TransUnion),
10.03%, 07/28/21
(b)
............... 1 141,825
Road & Rail — 0.0%
Merrill Lynch International & Co. (CSX Corp.),
10.11%, 07/22/21 ................ 2 149,938
Royal Bank of Canada (Knight-Swift
Transportation Holdings, Inc.),
13.08%, 07/22/21
(b)
............... 1 58,493
Royal Bank of Canada (Old Dominion Freight
Line, Inc.), 12.93%, 07/29/21
(b)
........ —
(j)
104,879
313,310
Semiconductors & Semiconductor Equipment — 0.2%
Barclays Bank plc (Applied Materials, Inc.),
18.84%, 08/13/21 ................ 2 269,305
Citigroup Global Markets Holdings, Inc.
(NVIDIA Corp.), 17.13%, 08/19/21
(b)
.... —
(j)
242,481
JPMorgan Structured Products BV (Broadcom,
Inc.), 14.72%, 07/27/21
(b)
........... —
(j)
201,466
JPMorgan Structured Products BV
(QUALCOMM, Inc.), 13.69%, 07/27/21
(b)
. 3 487,032
Royal Bank of Canada (Texas Instruments,
Inc.), 13.68%, 08/26/21
(b)
........... 1 206,367
1,406,651
Software — 0.8%
BNP Paribas SA (Microsoft Corp.):
4.87%, 07/22/21
(b)
................ 7 1,949,280
6.11%, 07/22/21
(b)
................ 3 684,097
9.58%, 08/20/21 ................. 7 1,943,092
Citigroup Global Markets Holdings, Inc. (Adobe,
Inc.)
(b)
:
9.80%, 07/27/21 ................. 1 424,300
11.69%, 09/15/21 ................ 1 307,422
Credit Suisse AG (Oracle Corp.),
8.70%, 09/09/21 ................. 3 226,090
JPMorgan Structured Products BV (Autodesk,
Inc.), 13.66%, 07/27/21
(b)
........... 1 267,312
JPMorgan Structured Products BV (Citrix
Systems, Inc.), 11.22%, 07/23/21
(b)
..... 1 75,055
JPMorgan Structured Products BV
(ServiceNow, Inc.), 12.23%, 07/27/21
(b)
.. 1 352,460

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada (salesforce.com, Inc.),
12.48%, 08/25/21
(b)
............... USD 1 $ 306,398
6,535,506
Specialty Retail — 0.3%
BNP Paribas SA (Ross Stores, Inc.),
11.84%, 08/20/21
(b)
............... 1 154,960
Citigroup Global Markets Holdings, Inc. (Home
Depot, Inc. (The)):
13.24%, 07/02/21
(b)
............... 1 307,315
8.50%, 08/18/21 ................. 2 609,005
Citigroup Global Markets Holdings, Inc. (Lowe's
Cos, Inc.)
(b)
:
13.20%, 07/12/21 ................ 1 121,994
9.21%, 08/18/21 ................. 1 228,539
Citigroup Global Markets Holdings, Inc. (Ulta
Beauty, Inc.), 15.21%, 08/25/21
(b)
...... —
(j)
113,894
JPMorgan Structured Products BV (Best Buy
Co, Inc.), 10.77%, 08/25/21
(b)
......... 1 116,837
Royal Bank of Canada (TJX Cos., Inc. (The)),
11.54%, 08/19/21
(b)
............... 3 170,601
Societe Generale SA (AutoZone, Inc.),
12.30%, 07/19/21 ................ —
(j)
339,632
Societe Generale SA (O'Reilly Automotive,
Inc.), 5.01%, 07/29/21 ............. —
(j)
207,748
2,370,525
Technology Hardware, Storage & Peripherals — 0.7%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
9.64%, 07/02/21 ................. 8 1,149,689
9.92%, 07/19/21 ................. 5 690,084
7.94%, 08/02/21
(b)
................ 5 685,654
15.74%, 08/02/21 ................ 11 1,521,646
11.21%, 08/16/21
(b)
............... 12 1,566,012
Citigroup Global Markets Holdings, Inc.
(Hewlett Packard Enterprise Co.),
10.70%, 08/25/21
(b)
............... 8 111,898
JPMorgan Structured Products BV (HP, Inc.),
10.96%, 08/27/21
(b)
............... 5 153,743
5,878,726
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada (Tapestry, Inc.),
13.54%, 08/12/21
(b)
............... 2 95,845
Trading Companies & Distributors — 0.1%
Citigroup Global Markets Holdings, Inc. (United
Rentals, Inc.):
11.38%, 07/02/21
(b)
............... 1 315,385
16.77%, 07/30/21 ................ —
(j)
152,325
467,710
Total Equity-Linked Notes — 7.8%
(Cost: $65,909,761) .............................. 66,426,285
Floating Rate Loan Interests — 13.9%
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(k)
.................... 1,047 1,049,239
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(k)
................... 213 213,371
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 ................. 483 470,076
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 ................. 260 252,729
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(k)
..................... USD 1,505 $ 1,508,184
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29
(c)
281 286,620
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 64 64,744
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 12/09/25 ..... 143 141,032
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 08/22/24 ..... 505 498,702
4,484,697
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
5.50%
,
 04/06/28
(a)
................ 51 50,920
Airlines — 0.4%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(k)
..................... 509 530,251
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 01/29/27 181 172,956
American Airlines, Inc., Term Loan B:
 04/28/23
(k)
..................... 1,046 1,019,822
(LIBOR USD 1 Month + 2.00%),
2.07%, 12/15/23 ............... 12 12,038
Kestrel Bidco, Inc., Term Loan, 12/11/26
(k)
.. 741 726,511
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 769 778,470
3,240,048
Auto Components — 0.2%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.60%
,
 04/10/28 ..... 83 82,974
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26 903 893,656
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ..... 333 332,999
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(k)
..................... 605 597,074
1,906,703
Automobiles — 0.1%
(a)
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38 ..... 500 500,136
Majordrive Holdings IV LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/01/28 ................. 123 123,038
623,174
Building Products — 0.2%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25
(c)
................ 168 167,513
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 214 213,635
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 . 599 597,561
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 106 105,813
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. 164 164,603

BlackRock Managed Income Fund
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ..... USD 456 $ 455,997
1,705,122
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(k)
..................... 90 89,810
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/23/28
(k)
............. 49 48,353
Focus Financial Partners LLC, Term Loan,
01/01/38
(k)
..................... 210 209,528
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.35%
,
 04/12/24
(c)
... 130 129,230
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26 63 62,832
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, 05/29/26
(k)
.......... 499 454,550
994,303
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 724 719,931
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 53 53,000
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 179 181,780
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.90%
,
 06/01/24 ........... 82 81,775
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 56 55,703
Element Solutions, Inc., Term Loan B1,
07/30/21
(k)
..................... 351 350,344
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24
(c)
................ 51 50,694
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/28/25 69 68,797
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 ................. 71 70,773
Lonza Group AG, Term Loan B, 04/28/28
(k)
.. 126 126,068
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 ................. 166 165,281
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.65%
,
 01/01/38 ................. 224 221,977
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 481 477,907
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84% - 5.00%
,
 10/01/25 17 17,068
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 ................. 220 219,079
PQ Corp., Term Loan, 06/09/28
(k)
........ 258 257,786
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 ................. 152 151,873
Sparta US HoldCo LLC, Term Loan, 04/28/28
(k)
156 156,048
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace & Co., Term Loan, (LIBOR USD 3
Month + 2.00%), 2.15%
,
 06/01/28
(c)
.... USD 97 $ 96,515
3,522,399
Commercial Services & Supplies — 0.5%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 ................. 722 723,697
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 04/06/28 ................. 205 204,355
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 09/07/27 249 247,781
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(k)
............. 979 962,061
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.19%
,
 09/06/24 ..... 226 224,676
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 27 27,172
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 ................. 169 166,532
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 113 112,404
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 07/30/25 ................. 334 322,050
Tempo Acquisition LLC, Term Loan, 11/02/26
(k)
1,388 1,389,001
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 124 124,651
4,504,380
Construction & Engineering — 0.2%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/21/28 ............ 375 373,986
SRS Distribution, Inc., Term Loan, 06/02/28
(k)
841 840,067
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 ................. 269 268,049
1,482,102
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.10%
,
 01/15/27 ........... 416 412,869
Core & Main LP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.75%
,
 08/01/24 ..... 193 193,037
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 73 73,039
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 249 247,145
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.10% -
3.19%
,
 05/29/26 ................. 167 166,829
1,092,919
Containers & Packaging — 0.4%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, 12/01/27
(k)
................. 1,109 1,109,893
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 275 273,784

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(c)(k)
.................... USD 418 $ 420,042
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(k)
................. 735 717,016
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 02/05/26 247 245,122
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 07/31/26 137 136,719
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27 .... 166 166,244
3,068,820
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 10/28/27
(a)
80 80,604
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 50 49,625
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 ................. 106 105,808
Frontdoor, Inc., Term Loan B, 06/17/28
(k)
... 115 115,000
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 ................. 469 456,377
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 517 551,722
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 129 127,494
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 02/04/27 ................. 16 15,747
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.60% -
5.69%
,
 08/04/25
(c)
................ 111 103,895
Sotheby's, Term Loan, 01/15/27
(k)
........ 549 551,886
Vocus Group Ltd., Term Loan, 05/26/28
(c)(k)
.. 118 118,000
2,195,554
Diversified Financial Services — 1.2%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 167 167,658
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(k)
..................... 478 478,919
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(c)
249 248,419
AqGen Ascensus, Inc., Term Loan, 05/19/28
(k)
542 540,309
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.44%
,
 10/30/26 .... 79 78,233
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ..... 297 295,972
Connect Finco SARL, Term Loan, 12/11/26
(k)
1,495 1,495,871
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 1,086 1,089,604
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(c)
................ 183 187,118
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(k)
..................... 788 789,481
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 40 40,450
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. USD 889 $ 891,219
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 07/11/25 ................. 203 198,872
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 ................. 136 134,952
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(k)
............. 9 8,968
LBM Acquisition LLC, Delayed Draw Term
Loan, 12/17/27
(k)
................. 80 78,970
LBM Acquisition LLC, Term Loan B2, 12/17/27
(k)
159 157,939
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 . 207 207,599
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(k)
................. 9 8,533
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 44 44,147
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28
(c)
................ 71 71,000
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.60% -
2.61%
,
 01/23/25 ................. 220 212,188
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 210 209,038
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(k)
................. 79 83,168
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.07%
,
 01/31/29 ................. 65 64,545
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ..... 1,101 1,107,067
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 12/20/24 210 208,139
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 02/28/27 ..... 456 453,576
White Cap Buyer LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 10/19/27 249 249,473
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.57%
,
 04/30/28 ................. 213 210,634
10,012,061
Diversified Telecommunication Services — 0.5%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.93%, 07/15/25 ............... 15 14,863
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26 ............... 511 501,338
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 .... 837 834,947
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 36 35,820
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 54 54,332
Frontier Communications Holdings, LLC, Term
Loan B1, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 05/01/28 ................. 171 171,277

BlackRock Managed Income Fund
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... USD 165 $ 164,791
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 . 251 250,867
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 03/01/27 169 166,306
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. 245 244,726
Orbcomm Inc., First Lien Term Loan, 06/17/28
(k)
125 124,688
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 2 Month + 3.25%),
3.35%
,
 01/31/29 ................. 144 143,780
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(k)
..................... 1,512 1,495,106
4,202,841
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 01/15/25 ................. 34 33,855
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 12/13/25 ................. 125 119,117
152,972
Electrical Equipment — 0.2%
(a)
Fairbanks Morse Defense, Term Loan,
06/16/28
(k)
..................... 131 131,083
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 43 43,029
MH Sub I LLC, 1st Lien Term Loan, 09/13/24
(k)
1,214 1,208,042
1,382,154
Entertainment — 0.3%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, 07/03/24
(k)
............. 424 421,737
Live Nation Entertainment, Inc., Term Loan B4,
10/19/26
(k)
..................... 609 591,938
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 03/13/28 415 412,840
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 ................. 39 38,921
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 05/18/25 ..... 855 837,835
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 290 287,583
2,590,854
Equity Real Estate Investment Trusts (REITs) — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/21/25 ................. 209 207,413
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 05/11/24 . 38 37,719
245,132
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.79%
,
 05/23/25 .... 183 181,573
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 05/23/25 210 209,168
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.85%
,
 06/27/23 ..... 294 290,942
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 09/13/26 ..... USD 139 $ 136,743
818,426
Food Products — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 11/19/26 ................. 283 278,658
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 10/01/25 ................. 289 287,541
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/11/25 ................. 43 42,498
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.60%
,
 10/10/26 .... 24 24,324
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 1,109 1,110,483
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 01/29/27 ................. 719 707,792
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 250 248,685
JBS USA Lux SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 05/01/26 ..... 41 41,318
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.32%
,
 05/15/24 ................. 81 80,856
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.25%),
5.00%
,
 06/08/28 ................. 150 150,958
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(k)
..................... 914 912,729
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(k)
..................... 349 348,446
4,234,288
Health Care Equipment & Supplies — 0.0%
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28
(a)
.... 94 94,059
Health Care Providers & Services — 0.5%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. 59 58,950
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.69%
,
 07/24/26 ................. 559 555,547
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 ................. 721 720,452
Envision Healthcare Corp., Term Loan,
10/10/25
(k)
..................... 421 359,013
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/18/27 ................. 165 163,799
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.65%
,
 03/05/26 64 61,284
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 ................. 55 55,244
Option Care Health, Inc., Term Loan B,
08/06/26
(k)
..................... 1,019 1,018,290

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 06/30/25 ................. USD 421 $ 420,668
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 4 3,986
Unified Womens Healthcare LP, 1st Lien Term
Loan, 12/20/27
(c)(k)
................ 260 260,097
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(k)
..................... 262 262,311
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 174 174,633
4,114,274
Health Care Technology — 0.2%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 ................. 28 27,991
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 ................. 82 81,705
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 .... 246 244,506
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(k)
..................... 1,077 1,079,232
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 555 555,771
1,989,205
Hotels, Restaurants & Leisure — 0.6%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 ................. 59 57,620
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 67 67,380
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.34%
,
 09/15/23 . 39 39,117
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 12/23/24 ................. 162 160,745
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/21/25 ................. 1,084 1,086,938
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 03/17/28
(c)
68 67,152
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 113 112,047
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.65%
,
 07/10/25 163 163,059
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/30/23 ................. 75 74,536
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 11 12,263
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 559 554,789
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(c)
................ 36 35,909
IRB Holding Corp., Term Loan, 12/15/27
(k)
.. 1,322 1,321,533
IRB Holding Corp., Term Loan B, 02/05/25
(k)
. 239 238,407
Packers Holdings LLC, Term Loan, 03/09/28
(k)
722 717,828
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 USD 124 $ 119,147
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/14/24 ................. 51 50,828
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 131 129,002
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.83%
,
 07/31/26 ..... 320 318,202
5,326,502
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
05/17/28
(k)
..................... 723 718,872
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 ................. 167 167,593
886,465
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)(c)
43 42,678
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 08/12/26 ..... 55 53,938
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 ................. 272 271,981
325,919
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 03/31/25 .... 762 754,837
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 78 78,407
833,244
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(k)
:
 05/09/25 ...................... 423 418,265
 11/05/27 ...................... 229 228,739
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 239 237,019
AssuredPartners Capital, Inc., Term Loan B,
02/12/27
(k)
..................... 41 41,021
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.60%, 02/12/27 ............... 288 286,439
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 29 28,652
Asurion LLC, 2nd Lien Term Loan B3,
01/31/28
(k)
..................... 559 562,958
Asurion LLC, Term Loan B6, 11/03/23
(k)
.... 28 28,294
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 11/03/24 ...... 432 427,585
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 12/23/26 ..... 286 282,918
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.93%
,
 04/25/25 .... 327 323,490
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 39 39,374
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 102 102,131

BlackRock Managed Income Fund
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ............... USD 394 $ 389,181
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 30 29,582
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.15%
,
 05/16/24 ........... 387 383,559
3,809,207
Interactive Media & Services — 0.3%
(a)
Adevinta ASA, Facility Term Loan B2,
11/05/27
(k)
...................... 414 413,714
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 335 333,564
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 436 436,264
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 1,180 1,196,764
2,380,306
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
11/08/27
(a)(k)
.................... 555 554,610
IT Services — 0.8%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(k)
..................... 238 237,810
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 ................. 48 48,552
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(k)
..................... 1,250 1,243,813
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 499 498,971
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 132 136,208
Epicor Software Corp., Term Loan C,
07/30/27
(k)
..................... 247 246,146
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
(k)
........... 208 207,567
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 08/01/24 ................. 42 38,757
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 08/10/27 ................. 289 287,343
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 05/23/25 ................. 111 111,514
Ion Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 168 168,511
Maximus, Inc., Term Loan B, 05/28/28
(k)
.... 171 170,858
Mitchell International, Inc., 1st Lien Term Loan,
11/29/24
(k)
...................... 281 278,395
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 12/01/25 ................. 63 63,002
Mitchell International, Inc., Facility 1st Lien
Term Loan, 11/29/24
(k)
............. 370 371,232
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ........... 613 597,737
Security
Par (000)
Par (000) Value
IT Services (continued)
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27
(c)
.... USD 69 $ 68,998
Sophia LP, Term Loan, 10/07/27
(k)
........ 1,076 1,076,118
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 19 18,796
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 175 175,200
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.85%
,
 11/16/26 .... 169 167,913
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/11/28 ...... 165 165,081
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.35%
,
 03/31/28 .......... 106 104,876
6,483,398
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.00%), 3.00%
,
 11/21/24 . 63 62,731
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 . 329 328,698
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 130 130,425
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. 422 423,291
eResearchTechnology, Inc., Facility Term Loan,
02/04/27
(k)
..................... 392 393,533
ICON Luxembourg SARL, Term Loan B:
 06/16/28
(k)
..................... 621 622,338
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 ................. 165 165,897
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ........... 455 454,078
2,580,991
Machinery — 0.4%
(a)
Clark Equipment Co., Term Loan, 05/18/24
(k)
205 205,074
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28
(c)
65 64,919
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 .... 250 249,718
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/01/27 ................. 90 88,455
Madison IAQ LLC, Term Loan, 06/21/28
(k)
.. 677 677,000
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 .... 1,343 1,318,410
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 .... 291 291,538
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 03/02/27 .... 483 479,352
3,374,466
Media — 0.7%
Ascend Learning LLC, Term Loan, 07/12/24
(a)(k)
112 111,839
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(a)
................ 800 732,098
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(l)
................ 78 93,560
Cable One, Inc., Term Loan B4, 05/03/28
(a)(k)
134 133,397

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................ USD 131 $ 130,385
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.69%
,
 08/21/26
(a)
................ 1,480 1,443,845
CSC Holdings LLC, Term Loan:
(a)
(LIBOR USD 1 Month + 2.25%),
2.32%, 07/17/25 ............... 32 31,691
(LIBOR USD 1 Month + 2.50%),
2.57%, 04/15/27 ............... 424 419,440
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 90 89,466
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
63 62,567
Gray Television, Inc., Term Loan B2,
(LIBOR USD 1 Month + 2.25%), 2.34% -
2.35%
,
 02/07/24
(a)
................ 75 74,578
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................ 7 6,964
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................ 20 20,283
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(k)
................ 516 498,060
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 03/24/25
(a)
................ 212 210,155
Nexstar Broadcasting, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.50%), 2.59% -
2.60%
,
 09/18/26
(a)
................ 35 34,500
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
332 332,348
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 04/01/28
(a)
................ 26 26,110
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 12/17/26
(a)
................ 192 190,460
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 09/28/23
(a)(c)
.. 668 664,660
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.57%
,
 01/31/28
(a)
................ 133 131,756
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.85%
,
 12/31/28
(a)
................ 886 886,105
6,324,267
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.64%
,
 07/31/25 ................. 180 178,878
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(k)
..................... 1,006 962,398
1,141,276
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 46 50,734
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 482 477,786
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil USA, Inc., Term Loan B,
(LIBOR USD 3 Month + 1.75%), 2.25% -
4.00%
,
 01/31/28 ................. USD 48 $ 47,910
576,430
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26
(a)(k)
.............. 1,108 1,110,966
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 317 310,765
Bausch Health Cos., Inc., Term Loan,
06/02/25
(k)
..................... 492 489,999
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 08/01/27 169 166,685
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 ................. 211 208,767
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 365 366,026
Organon & Co., Term Loan, (LIBOR USD 6
Month + 3.00%), 3.50%
,
 06/02/28 ..... 250 250,158
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(k)
............. 30 29,445
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. 251 249,877
Prestige Brands, Inc., Term Loan B, 06/09/28
(k)
81 81,034
2,152,756
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ..... 351 349,512
CoreLogic, Inc. 1st Lien Term Loan, 06/02/28
(k)
722 719,473
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26 ................. 1,035 1,029,651
2,098,636
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/08/25
(a)
... 103 102,988
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(k)
........................... 878 876,932
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 09/19/26
(a)
................ 32 31,386
Software — 1.6%
(a)
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(k)
..................... 665 666,644
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/02/25 557 553,895
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 414 413,635
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27 ..... 330 329,796
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/22/27 ................. 66 65,738

BlackRock Managed Income Fund
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23 ..... USD 289 $ 278,736
E2open, LLC, Term Loan, 02/04/28
(k)
...... 47 47,000
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(k)
..................... 1,500 1,502,415
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 ................. 292 292,395
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25
(c)
110 112,200
Informatica LLC, Term Loan, 02/25/27
(k)
.... 784 778,301
Magenta Buyer LLC, 1st Lien Term Loan,
05/03/28
(k)
..................... 816 815,184
Magenta Buyer LLC, 2nd Lien Term Loan,
05/03/29
(c)(k)
.................... 391 386,113
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 09/30/24 ..... 278 278,249
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 421 421,692
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 283 287,070
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 90 90,209
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 ................. 556 556,743
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.11%
,
 04/26/24 ................. 116 116,498
Proofpoint, Inc., Term Loan, 06/09/28
(k)
.... 722 717,581
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(k)
1,805 1,798,938
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(k)
..................... 908 901,395
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 14 14,280
TIBCO Software, Inc., 2nd Lien Term Loan,
03/03/28
(k)
..................... 549 556,941
UKG, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.85%, 05/04/26 ............... 993 993,067
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 82 81,777
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27 ..... 124 125,963
13,182,455
Specialty Retail — 0.3%
(a)
EG Group Ltd., Facility Term Loan, 03/31/26
(k)
169 169,000
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 05/04/28 ........... 502 503,255
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.35%
,
 08/31/26 ................. 213 212,629
Optiv Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 488 476,512
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 1,196 1,196,299
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 36 35,880
2,593,575
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.10%
,
 07/23/26 ................. USD 176 $ 167,116
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23 31 30,808
197,924
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 05/19/28 ................. 177 175,600
Core & Main LP, Term Loan B, 06/09/28
(k)
.. 985 978,471
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
37 36,093
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 121 107,036
1,297,200
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(k)
................ 499 478,283
Gogo Inc., Term Loan B, (LIBOR USD 1 Month
+ 3.75%), 4.50%
,
 04/30/28 .......... 124 123,718
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 92 91,751
MetroNet Systems Holdings LLC, Delayed
Draw 1st Lien Term Loan, 06/02/28
(k)
... 10 10,195
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 . 291 288,427
992,374
Total Floating Rate Loan Interests — 13.9%
(Cost: $117,782,976) ............................. 118,064,962
Foreign Agency Obligations — 0.0%
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
... 400 392,420
Total Foreign Agency Obligations — 0.0%
(Cost: $391,850) ................................ 392,420
Shares
Shares
Investment Companies — 15.3%
BlackRock Allocation Target Shares- BATS
Series A
(m)
..................... 5,931,053 59,666,397
BlackRock Floating Rate Income Portfolio,
Class K Shares
(m)
................ 1,996,989 19,870,042
Invesco Senior Loan ETF ............. 25,864 572,888
iShares Core Dividend Growth ETF
(m)
..... 370,283 18,647,452
iShares Emerging Markets Dividend ETF
(m)
. 28,913 1,123,270
iShares iBoxx $ High Yield Corporate Bond
ETF
(m)(n)
....................... 228,619 20,127,617
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(m)(n)
................... 74,134 9,960,644
Total Investment Companies — 15.3%
(Cost: $125,688,872) ............................. 129,968,310

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Preferred Securities — 2.3%
Capital Trusts — 2.2%
Banks — 0.7%
(a)(g)
Bank of America Corp.:
Series JJ, (LIBOR USD 3 Month + 3.30%),
5.12% ...................... USD 900 $ 958,500
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 71 78,544
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 3 3,368
Citigroup, Inc.:
Series U, (SOFR + 3.81%), 5.00% ..... 1,063 1,112,536
Series V, (SOFR + 3.23%), 4.70% ..... 300 309,555
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 225 232,594
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% .... 1,369 1,446,965
Series HH, (SOFR + 3.13%), 4.60% .... 490 507,787
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 570 614,175
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 443 496,120
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 925 957,653
6,717,797
Capital Markets — 0.5%
(a)(g)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 775 806,969
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,100 1,146,750
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 760 777,480
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 275 301,650
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 284 303,556
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 600 610,680
Series O, (LIBOR USD 3 Month + 3.83%),
5.30% ...................... 600 672,660
4,619,745
Consumer Finance — 0.4%
(a)(g)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 1,200 1,242,840
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 725 776,627
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ...................... 100 108,839
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ...................... 631 706,720
2,835,026
Security
Par (000)
Par (000) Value
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(g)
........... USD 475 $ 513,000
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(g)
........... 1,250 1,259,125
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(g)
............... 950 998,688
Multi-Utilities — 0.1%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(g)
...................... 450 488,250
Oil, Gas & Consumable Fuels — 0.1%
(a)(g)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... 200 195,750
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 550 567,875
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 86 66,220
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% .. 217 191,654
1,021,499
Total Capital Trusts — 2.2%
(Cost: $17,749,423) .............................. 18,453,130
Shares
Shares
Preferred Stocks — 0.1%
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(g)
................ 2,500 152,875
Insurance — 0.0%
Allstate Corp. (The), Series H, 5.10%
(g)
.... 15,000 422,100
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(g)
.......... 25,000 625,000
Total Preferred Stocks — 0.1%
(Cost: $1,170,582) .............................. 1,199,975
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.66%, 12/21/65
(a)(b)
............... 100,000 83,000
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 83,000
Total Preferred Securities — 2.3%
(Cost: $19,015,255) .............................. 19,736,105

BlackRock Managed Income Fund
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 52 $ 399
Total Warrants — 0.0% ............................. 399
Total Long-Term Investments — 97.6%
(Cost: $806,548,793) ............................. 830,784,304
Security
Shares
Shares Value
Short-Term Securities — 7.5%
(m)(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 33,535,863 $ 33,535,863
SL Liquidity Series, LLC, Money Market Series,
0.13%
(p)
....................... 30,375,675 30,384,788
Total Short-Term Securities — 7.5%
(Cost: $63,920,651) .............................. 63,920,651
Total Investments — 105.1%
(Cost: $870,469,444 ) ............................. 894,704,955
Liabilities in Excess of Other Assets — (5.1)% ............ (43,638,486)
Net Assets — 100.0% .............................. $ 851,066,469
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Rounds to less than 1,000.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Fixed rate.
(m)
Affiliate of the Fund.
(n)
All or a portion of this security is on loan.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
46
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Affili ates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 23,028,605 $ 10,507,258 $ — $ — $ — $ 33,535,863 33,535,863 $ 4,150 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 357,289 30,027,279 — 220 — 30,384,788 30,375,675 132,566
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 46,574,822 12,689,090 — — 402,485 59,666,397 5,931,053 686,934 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 11,008,080 21,424,493 (12,689,086) 403,874 (277,319) 19,870,042 1,996,989 438,085 —
BlackRock GNMA Portfolio, Class
K Shares
(c)
............. 25,564,430 144,080 (25,519,229) (44,576) (144,705) — — 157,986 —
BlackRock High Yield Bond
Portfolio, Class K Shares
(c)
.. 1,215,777 14,742 (1,233,718) 23,497 (20,298) — — 22,509 —
iShares Core Dividend Growth
ETF .................. 13,569,748 3,045,241 — — 2,032,463 18,647,452 370,283 193,563 —
iShares Emerging Markets
Dividend ETF ........... 1,076,431 — — — 46,839 1,123,270 28,913 46,329 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 29,486,186 — (9,499,116) 255,127 (114,580) 20,127,617 228,619 443,986 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 10,240,130 — — — (279,486) 9,960,644 74,134 96,538 —
$ 638,142 $ 1,645,399 $ 193,316,073 $ 2,222,646 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund
Schedule of Investments
47
Schedule of Investments
(unaudited) (continued)
June 30, 2021
i
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 124 09/17/21 $ 8,462 $ (33,885)
Short Contracts
GBP Currency ............................................................ 192 09/13/21 16,566 438,791
JPY Currency ............................................................ 1 09/13/21 113 1,758
S&P 500 E-Mini Index ...................................................... 8 09/17/21 1,715 (13,179)
U.S. Treasury 10 Year Note ................................................... 195 09/21/21 25,822 (130,273)
U.S. Treasury 10 Year Ultra Note ............................................... 68 09/21/21 10,000 (188,687)
U.S. Treasury Long Bond .................................................... 95 09/21/21 15,253 (449,469)
U.S. Treasury Ultra Bond .................................................... 103 09/21/21 19,828 (904,056)
U.S. Treasury 5 Year Note .................................................... 222 09/30/21 27,391 69,888
(1,175,227)
$ (1,209,112)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 2,812 $ (72,434) $ (65,735) $ (6,699)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Western Union Co. (The) .... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/21 USD 100 $ (420) $ 45 $ (465)
$ – $ – $ –
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ (65,735) $ — $ (6,699)
OTC Swaps ................................................................... 45 — — (465)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
48
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ 440,549 $ 69,888 $ — $ 510,437
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 45 — — — — 45
$ — $ 45 $ — $ 440,549 $ 69,888 $ — $ 510,482
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 47,064 — 1,672,485 — 1,719,549
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 6,699 — — — — 6,699
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 465 — — — — 465
$ — $ 7,164 $ 47,064 $ — $ 1,672,485 $ — $ 1,726,713
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (477,239) $ (590,697) $ 6,438,213 $ — $ 5,370,277
Options purchased
(a)
.................... — — (74,223) — — — (74,223)
Options written ........................ — — 34,152 — — — 34,152
Swaps .............................. — 2,037 — — — — 2,037
$ — $ 2,037 $ (517,310) $ (590,697) $ 6,438,213 $ — $ 5,332,243
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (228,991) 684,048 (1,989,036) — (1,533,979)
Options purchased
(b)
.................... — — 47,053 — — — 47,053
Options written ........................ — — (24,747) — — — (24,747)
Swaps .............................. — (9,501) — — — — (9,501)
$ — $ (9,501) $ (206,685) $ 684,048 $ (1,989,036) $ — $ (1,521,174)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 15,734,779
Average notional value of contracts — short ................................................................................. 96,983,131
Options:
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps:
Average notional value — buy protection ................................................................................... 1,506,000
Average notional value — sell protection ................................................................................... 237,500
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

BlackRock Managed Income Fund
Schedule of Investments
49
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 58,206 $ 265,357
Swaps — Centrally cleared ............................................................................. — 442
Swaps — OTC
(a)
.................................................................................... 45 465
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 58,251 $ 266,264
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(58,206) (265,799)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 45 $ 465
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
JPMorgan Chase Bank NA .......................... $ 45 $ (45) $ — $ — $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
JPMorgan Chase Bank NA .......................... $ 465 $ (45) $ — $ — $ 420
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Income Fund
50
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 37,048,167 $ 1,753,181 $ 38,801,348
Common Stocks:
Banks ............................................... 3,401,152 807,577 — 4,208,729
Beverages ........................................... — 2,101,522 — 2,101,522
Biotechnology ......................................... 2,170,460 — — 2,170,460
Building Products ....................................... 2,293 — — 2,293
Capital Markets ........................................ 2,563,445 — — 2,563,445
Consumer Finance ...................................... 1,275,251 — — 1,275,251
Diversified Telecommunication Services ........................ 2,437,613 — — 2,437,613
Electrical Equipment ..................................... — 1,281,492 — 1,281,492
Electronic Equipment, Instruments & Components ................. 1,021,512 — — 1,021,512
Equity Real Estate Investment Trusts (REITs) .................... 1,610,305 — — 1,610,305
Food & Staples Retailing .................................. 827,838 — — 827,838
Food Products ......................................... — 1,397,103 — 1,397,103
Gas Utilities ........................................... — 952,188 — 952,188
Health Care Equipment & Supplies ........................... 788,846 1,770,384 — 2,559,230
Health Care Providers & Services ............................ 2,342,974 — — 2,342,974
Household Products ..................................... — 2,987,651 — 2,987,651
Insurance ............................................ 2,761,655 1,908,400 — 4,670,055
IT Services ........................................... 5,158,737 1,243,561 — 6,402,298
Leisure Products ....................................... 1,563,172 — — 1,563,172
Machinery ............................................ 1,343,645 — — 1,343,645
Media ............................................... 1,639,952 — — 1,639,952
Oil, Gas & Consumable Fuels ............................... 70,093 — — 70,093
Personal Products ...................................... 1,716,996 1,974,179 — 3,691,175
Pharmaceuticals ....................................... 2,292,795 6,818,538 — 9,111,333
Professional Services .................................... — 2,740,936 — 2,740,936
Semiconductors & Semiconductor Equipment .................... 2,225,488 2,649,178 — 4,874,666
Software ............................................. 4,822,139 — — 4,822,139
Textiles, Apparel & Luxury Goods ............................ — 3,383,202 — 3,383,202
Tobacco ............................................. 1,244,722 — — 1,244,722
Trading Companies & Distributors ............................ — 2,109,587 — 2,109,587
Corporate Bonds ........................................ — 379,987,894 — 379,987,894
Equity-Linked Notes ...................................... — 66,426,285 — 66,426,285
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 4,198,077 286,620 4,484,697
Air Freight & Logistics .................................... — 50,920 — 50,920
Airlines .............................................. — 3,240,048 — 3,240,048
Auto Components ...................................... — 1,906,703 — 1,906,703
Automobiles .......................................... — 623,174 — 623,174
Building Products ....................................... — 1,537,609 167,513 1,705,122
Capital Markets ........................................ — 865,073 129,230 994,303
Chemicals ............................................ — 3,375,190 147,209 3,522,399
Commercial Services & Supplies ............................. — 4,504,380 — 4,504,380
Construction & Engineering ................................ — 1,482,102 — 1,482,102
Construction Materials .................................... — 1,092,919 — 1,092,919
Containers & Packaging .................................. — 2,648,778 420,042 3,068,820
Distributors ........................................... — 80,604 — 80,604
Diversified Consumer Services .............................. — 1,973,659 221,895 2,195,554
Diversified Financial Services ............................... — 9,505,524 506,537 10,012,061
Diversified Telecommunication Services ........................ — 4,202,841 — 4,202,841
Electric Utilities ........................................ — 152,972 — 152,972
Electrical Equipment ..................................... — 1,382,154 — 1,382,154
Entertainment ......................................... — 2,590,854 — 2,590,854
Equity Real Estate Investment Trusts (REITs) .................... — 245,132 — 245,132

BlackRock Managed Income Fund
Schedule of Investments
51
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Food & Staples Retailing .................................. $ — $ 818,426 $ — $ 818,426
Food Products ......................................... — 4,234,288 — 4,234,288
Health Care Equipment & Supplies ........................... — 94,059 — 94,059
Health Care Providers & Services ............................ — 3,854,177 260,097 4,114,274
Health Care Technology .................................. — 1,989,205 — 1,989,205
Hotels, Restaurants & Leisure .............................. — 5,211,178 115,324 5,326,502
Household Durables ..................................... — 886,465 — 886,465
Household Products ..................................... — — 42,678 42,678
Independent Power and Renewable Electricity Producers ............ — 325,919 — 325,919
Industrial Conglomerates .................................. — 833,244 — 833,244
Insurance ............................................ — 3,809,207 — 3,809,207
Interactive Media & Services ............................... — 2,380,306 — 2,380,306
Internet & Direct Marketing Retail ............................ — 554,610 — 554,610
IT Services ........................................... — 6,414,400 68,998 6,483,398
Life Sciences Tools & Services .............................. — 2,580,991 — 2,580,991
Machinery ............................................ — 3,309,547 64,919 3,374,466
Media ............................................... — 5,659,607 664,660 6,324,267
Metals & Mining ........................................ — 1,141,276 — 1,141,276
Oil, Gas & Consumable Fuels ............................... — 576,430 — 576,430
Personal Products ...................................... — 1,110,966 — 1,110,966
Pharmaceuticals ....................................... — 2,152,756 — 2,152,756
Professional Services .................................... — 2,098,636 — 2,098,636
Real Estate Management & Development ....................... — 102,988 — 102,988
Road & Rail ........................................... — 876,932 — 876,932
Semiconductors & Semiconductor Equipment .................... — 31,386 — 31,386
Software ............................................. — 12,684,142 498,313 13,182,455
Specialty Retail ........................................ — 2,593,575 — 2,593,575
Technology Hardware, Storage & Peripherals .................... — 197,924 — 197,924
Trading Companies & Distributors ............................ — 1,261,107 36,093 1,297,200
Wireless Telecommunication Services ......................... — 992,374 — 992,374
Foreign Agency Obligations ................................. — 392,420 — 392,420
Investment Companies .................................... 70,301,913 — — 70,301,913
Preferred Securities:
Banks ............................................... — 6,717,797 — 6,717,797
Capital Markets ........................................ — 4,619,745 — 4,619,745
Commercial Services & Supplies ............................. — 83,000 — 83,000
Consumer Finance ...................................... 152,875 2,835,026 — 2,987,901
Diversified Financial Services ............................... — 513,000 — 513,000
Electric Utilities ........................................ — 1,259,125 — 1,259,125
Insurance ............................................ 422,100 998,688 — 1,420,788
Multi-Utilities .......................................... — 488,250 — 488,250
Oil, Gas & Consumable Fuels ............................... 625,000 1,021,499 — 1,646,499
Warrants .............................................. 399 — — 399
Short-Term Securities ....................................... 33,535,863 — — 33,535,863
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — (105) — (105)
$ 148,319,233 $ 650,951,123 $ 5,383,309 $ 804,653,665
Investments valued at NAV
(b)
...................................... 90,051,185
$ —
$ 894,704,850
$ —
Derivative Financial Instruments
(c)
Assets:
Foreign currency exchange contracts ............................ $ 440,549 $ — $ — $ 440,549
Interest rate contracts ....................................... 69,888 — — 69,888
Liabilities:
Credit contracts ........................................... — (7,164) — (7,164)
Equity contracts ........................................... (47,064) — — (47,064)
Interest rate contracts ....................................... (1,672,485) — — (1,672,485)
$ (1,209,112) $ (7,164) $ — $ (1,216,276)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
52
BlackRock
Managed Income
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 701,388,882
Investments, at value — affiliated
(c)
......................................................................................... 193,316,073
Cash ............................................................................................................. 628,944
Cash pledged: –
Futures contracts .................................................................................................... 2,705,000
Centrally cleared swaps ................................................................................................ 37,268
Foreign currency, at value
(d)
.............................................................................................. 739,773
Receivables: –
Investments sold .................................................................................................... 2,723,417
Securities lending income — affiliated ...................................................................................... 20,745
Capital shares sold ................................................................................................... 7,028,532
Dividends — affiliated ................................................................................................. 182,407
Dividends — unaffiliated ............................................................................................... 105,436
Interest — unaffiliated ................................................................................................. 4,538,205
From the Manager ................................................................................................... 60,031
Variation margin on futures contracts ....................................................................................... 58,206
Swap premiums paid ................................................................................................... 45
Prepaid expenses ..................................................................................................... 96,675
Other assets ......................................................................................................... 820
Total assets .........................................................................................................
913,630,459
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 30,385,204
Payables: –
Investments purchased ................................................................................................ 29,826,074
Administration fees ................................................................................................... 831
Capital shares redeemed ............................................................................................... 1,293,629
Income dividend distributions ............................................................................................ 37,957
Investment advisory fees .............................................................................................. 219,494
Trustees' and Officer's fees ............................................................................................. 2,329
Other affiliate fees ................................................................................................... 526
Service and distribution fees ............................................................................................. 91,147
Variation margin on futures contracts ....................................................................................... 265,357
Variation margin on centrally cleared swaps .................................................................................. 442
Other accrued expenses ............................................................................................... 440,430
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 465
Unfunded floating rate loan interests ....................................................................................... 105
Total liabilities ........................................................................................................
62,563,990
NET ASSETS ........................................................................................................
$ 851,066,469
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 811,423,968
Accumulated earnings .................................................................................................. 39,642,501
NET ASSETS ........................................................................................................
$ 851,066,469
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 681,435,084
(b)
  Securities loaned, at value .............................................................................................. $ 29,787,218
(c)
  Investments, at cost — affiliated .......................................................................................... $ 189,034,360
(d)
  Foreign currency, at cost ............................................................................................... $ 747,070
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
53
Financial Statements
BlackRock
Managed Income
Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 389,625,514
Shares outstanding .................................................................................................
37,165,994
Net asset value ....................................................................................................
$ 10.48
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor A
Net assets ........................................................................................................
$ 337,645,522
Shares outstanding .................................................................................................
32,205,110
Net asset value ....................................................................................................
$ 10.48
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor C
Net assets ........................................................................................................
$ 27,730,692
Shares outstanding .................................................................................................
2,643,422
Net asset value ....................................................................................................
$ 10.49
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Class K
Net assets ........................................................................................................
$ 96,064,741
Shares outstanding .................................................................................................
9,140,586
Net asset value ....................................................................................................
$ 10.51
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
54
See notes to financial statements.
BlackRock
Managed Income
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,090,080
Dividends — unaffiliated ............................................................................................... 984,748
Interest — unaffiliated ................................................................................................ 10,970,220
Securities lending income — affiliated — net ................................................................................. 132,566
Foreign taxes withheld ................................................................................................ (38,667)
Total investment income .................................................................................................
14,138,947
EXPENSES
Investment advisory .................................................................................................. 1,353,562
Service and distribution — class specific .................................................................................... 497,491
Transfer agent — class specific .......................................................................................... 228,605
Administration ..................................................................................................... 160,894
Accounting services .................................................................................................. 150,734
Administration — class specific .......................................................................................... 77,340
Registration ....................................................................................................... 76,223
Professional ....................................................................................................... 73,208
Custodian ......................................................................................................... 37,408
Trustees and Officer .................................................................................................. 5,726
Miscellaneous ...................................................................................................... 64,348
Total expenses .......................................................................................................
2,725,539
Less: –
Administration fees waived — class specific .................................................................................. (74,727)
Fees waived and/or reimbursed by the Manager ............................................................................... (584,811)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (59,303)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,006,698
Net investment income ..................................................................................................
12,132,249
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,739,293
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 638,142
Investments — unaffiliated ........................................................................................... 11,085,201
Foreign currency transactions ......................................................................................... (35,749)
Futures contracts .................................................................................................. 5,370,277
Options written ................................................................................................... 34,152
Swaps ......................................................................................................... 2,037
A
17,094,060
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 1,645,399
Investments — unaffiliated ........................................................................................... (2,419,936)
Foreign currency translations .......................................................................................... (11,898)
Futures contracts .................................................................................................. (1,533,979)
Options written ................................................................................................... (24,747)
Swaps ......................................................................................................... (9,501)
Unfunded floating rate loan interests ..................................................................................... (105)
A
(2,354,767)
Net realized and unrealized gain ...........................................................................................
14,739,293
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 26,871,542

Statements of Changes in Net Assets
55
Financial Statements
See notes to financial statements.
BlackRock Managed Income Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 12,132,249 $ 19,551,200
Net realized gain (loss) .............................................................................. 17,094,060 (968,267)
Net change in unrealized appreciation (depreciation) .......................................................... (2,354,767) 15,970,983
Net increase in net assets resulting from operations .............................................................
26,871,542 34,553,916
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (5,569,336) (9,566,525)
Investor A ..................................................................................... (4,019,342) (7,243,709)
Investor C ..................................................................................... (272,990) (659,196)
Class K ....................................................................................... (1,318,083) (2,796,268)
Decrease in net assets resulting from distributions to shareholders ...................................................
(11,179,751) (20,265,698)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
146,147,491 202,030,655
NET ASSETS
Total increase in net assets ............................................................................. 161,839,282 216,318,873
Beginning of period .................................................................................. 689,227,187 472,908,314
End of period ......................................................................................
$ 851,066,469 $ 689,227,187
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
56
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Institutional
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10 $ 9.61
Net investment income (loss)
(a)
....
0.17 0.35 0.39 0.40 0.37 0.10 0.28
Net realized and unrealized gain
(loss) ..................
0.18 0.21 0.52 (0.46) 0.15 (0.04) 0.48
Net increase (decrease) from investment
operations ...............
0.35 0.56 0.91 (0.06) 0.52 0.06 0.76
Distributions
(b)
– – – – – – –
From net investment income .....
(0.15) (0.34) (0.39) (0.38) (0.37) (0.08) (0.27)
From net realized gain ..........
— (0.02) — (0.02) (0.08) (0.13) —
Total distributions ..............
(0.15) (0.36) (0.39) (0.40) (0.45) (0.21) (0.27)
Net asset value, end of period .....
$ 10.48 $ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10
Total Return
(c)
3.48% 5.78% 9.63% (0.57)% 5.29% — —
Based on net asset value .........
3.48%
(d)
5.78% 9.63% (0.57)% 5.29% 0.60%
(d)
8.06%
Ratios to Average Net Assets
(e)
Total expenses ................
0.60%
(f)
0.62% 0.59% 0.72% 1.03% 1.26%
(f)
0.84%
Total expenses after fees waived and/or
reimbursed .................
0.40%
(f)
0.38% 0.34% 0.27% 0.38% 0.36%
(f)
0.52%
Net investment income (loss) ......
3.27%
(f)
3.51% 3.90% 4.09% 3.74% 3.82%
(f)
2.85%
Supplemental Data
Net assets, end of period (000) .....
$ 389,626 $ 317,679 $ 199,220 $ 117,904 $ 51,542 $ 23,083 $ 15,100
Portfolio turnover rate
(g)
..........
33% 76% 71% 79% 68% 74% 67%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Investments in underlying funds ..... 0.05% 0.07% 0.17% 0.17% 0.18% 0.22% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (including equity-
linked notes) .................. 53% 94% 91% 100% 96% 75% —%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
57
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Investor A
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10 $ 9.61
Net investment income (loss)
(a)
....
0.15 0.32 0.36 0.38 0.35 0.09 0.25
Net realized and unrealized gain
(loss) ..................
0.19 0.22 0.52 (0.46) 0.15 (0.04) 0.48
Net increase (decrease) from investment
operations ...............
0.34 0.54 0.88 (0.08) 0.50 0.05 0.73
Distributions
(b)
– – – – – – –
From net investment income .....
(0.14) (0.32) (0.36) (0.36) (0.35) (0.07) (0.24)
From net realized gain ..........
— (0.02) — (0.02) (0.08) (0.13) —
Total distributions ..............
(0.14) (0.34) (0.36) (0.38) (0.43) (0.20) (0.24)
Net asset value, end of period .....
$ 10.48 $ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95 $ 10.10
Total Return
(c)
3.36% 5.51% 9.36% (0.82)% 5.03% — —
Based on net asset value .........
3.36%
(d)
5.51% 9.36% (0.82)% 5.03% 0.54%
(d)
7.74%
Ratios to Average Net Assets
(e)
Total expenses ................
0.82%
(f)
0.83% 0.80% 0.95% 1.26% 1.50%
(f)
1.11%
Total expenses after fees waived and/or
reimbursed .................
0.65%
(f)
0.62% 0.59% 0.52% 0.63% 0.61%
(f)
0.82%
Net investment income (loss) ......
3.00%
(f)
3.27% 3.65% 3.83% 3.45% 3.52%
(f)
2.56%
Supplemental Data
Net assets, end of period (000) .....
$ 337,646 $ 261,322 $ 190,848 $ 107,314 $ 59,591 $ 33,604 $ 29,957
Portfolio turnover rate
(g)
..........
33% 76% 71% 79% 68% 74% 67%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Investments in underlying funds ..... 0.05% 0.07% 0.17% 0.17% 0.18% 0.22% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (including equity-
linked notes) .................. 53% 94% 91% 100% 96% 75% —%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
58
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Investor C
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/03/16
(a)
to 12/31/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.29 $ 10.09 $ 9.56 $ 10.03 $ 9.96 $ 10.10
Net investment income (loss)
(b)
...................
0.12 0.25 0.29 0.31 0.28 0.07
Net realized and unrealized gain (loss) .............
0.18 0.21 0.53 (0.48) 0.14 (0.03)
Net increase (decrease) from investment operations ......
0.30 0.46 0.82 (0.17) 0.42 0.04
Distributions
(c)
– – – – – –
From net investment income ....................
(0.10) (0.24) (0.29) (0.28) (0.27) (0.05)
From net realized gain .........................
— (0.02) — (0.02) (0.08) (0.13)
Total distributions .............................
(0.10) (0.26) (0.29) (0.30) (0.35) (0.18)
Net asset value, end of period ....................
$ 10.49 $ 10.29 $ 10.09 $ 9.56 $ 10.03 $ 9.96
Total Return
(d)
2.98% 4.72% 8.65% (1.67)% 4.24% —
Based on net asset value ........................
2.98%
(e)
4.72% 8.65% (1.67)% 4.24% 0.43%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.58%
(g)
1.60% 1.58% 1.74% 1.95% 2.12%
(g)
Total expenses after fees waived and/or reimbursed ......
1.40%
(g)
1.37% 1.34% 1.28% 1.38% 1.26%
(g)
Net investment income (loss) .....................
2.27%
(g)
2.54% 2.89% 3.11% 2.75% 2.76%
(g)
Supplemental Data
Net assets, end of period (000) ....................
$ 27,731 $ 26,419 $ 23,347 $ 11,983 $ 4,122 $ 693
Portfolio turnover rate
(h)
.........................
33% 76% 71% 79% 68% 74%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/03/16
(a)
to 12/31/16 2020 2019 2018 2017
Investments in underlying funds .................... 0.05% 0.07% 0.17% 0.17% 0.18% 0.22%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/03/16
(a)
to 12/31/16 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 53% 94% 91% 100% 96% 75%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
59
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Class K
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 10.30 $ 10.11 $ 9.58 $ 10.05 $ 9.97 $ 10.12 $ 9.63
Net investment income (loss)
(a)
....
0.17 0.36 0.39 0.41 0.38 0.10 0.29
Net realized and unrealized gain
(loss) ..................
0.20 0.20 0.53 (0.47) 0.16 (0.04) 0.48
Net increase (decrease) from investment
operations ...............
0.37 0.56 0.92 (0.06) 0.54 0.06 0.77
Distributions
(b)
– – – – – – –
From net investment income .....
(0.16) (0.35) (0.39) (0.39) (0.38) (0.08) (0.28)
From net realized gain ..........
— (0.02) — (0.02) (0.08) (0.13) —
Total distributions ..............
(0.16) (0.37) (0.39) (0.41) (0.46) (0.21) (0.28)
Net asset value, end of period .....
$ 10.51 $ 10.30 $ 10.11 $ 9.58 $ 10.05 $ 9.97 $ 10.12
Total Return
(c)
3.60% 5.72% 9.78% (0.61)% 5.45% — —
Based on net asset value .........
3.60%
(d)
5.72% 9.78% (0.61)% 5.45% 0.62%
(d)
8.12%
Ratios to Average Net Assets
(e)
Total expenses ................
0.52%
(f)
0.52% 0.50% 0.64% 0.87% 1.07%
(f)
0.72%
Total expenses after fees waived and/or
reimbursed .................
0.35%
(f)
0.33% 0.29% 0.22% 0.33% 0.31%
(f)
0.45%
Net investment income (loss) ......
3.31%
(f)
3.58% 3.97% 4.10% 3.76% 3.86%
(f)
2.95%
Supplemental Data
Net assets, end of period (000) .....
$ 96,065 $ 83,808 $ 59,493 $ 59,030 $ 59,555 $ 54,321 $ 54,344
Portfolio turnover rate
(g)
..........
33% 76% 71% 79% 68% 74% 67%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Investments in underlying funds ..... 0.05% 0.07% 0.17% 0.17% 0.18% 0.22% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (including equity-
linked notes) .................. 53% 94% 91% 100% 96% 75% —%

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
60
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as
“senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
62
fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
64
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
LBM Acquisition LLC, Delayed Draw 1st Lien Term Loan ....................... $ 19,519 $ 19,473 $ 19,368 $ (105)
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
BNP Paribas Securities Corp. ............................................. $ 2,293,970 $ (2,293,970) $ —
Citigroup Global Markets, Inc. ............................................. 17,632,299 (17,632,299) —
TD Prime Services LLC ................................................. 9,860,949 (9,860,949) —
$ 29,787,218 $ (29,787,218) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
66
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.35%
$1 Billion - $2 Billion ..................................................................................................... 0.34
$2 Billion - $3 Billion ..................................................................................................... 0.33
Greater than $3 Billion ................................................................................................... 0.32
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended  June 30, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $13,947 .
For the six months ended June 30, 2021, affiliates received CDSCs as follows:
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 363,771
Investor C ........................................................................................................ 133,720
$ 497,491
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 36,949
Investor A ........................................................................................................ 29,099
Investor C ........................................................................................................ 2,674
Class K ......................................................................................................... 8,618
$ 77,340
Institutional .................................................................................................... $ 314
Investor A ..................................................................................................... 840
Investor C ..................................................................................................... 415
Class K ...................................................................................................... 75
$ 1,644
Institutional ....................................................................................................... $ 147,632
Investor A ........................................................................................................ 72,237
Investor C ........................................................................................................ 8,661
Class K ......................................................................................................... 75
$ 228,605
Investor A $ 8,975
Investor C 2,093

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
68
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Fund, as defined in the 1940 Act
("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30 , 2021, the amount waived was $9,41 9.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the Manager waived $163,600 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses of the Fund, excluding dividend expense, interest expense and certain other fund expenses. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/
or reimbursed investment advisory fees of $411,792 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $29,560 for securities lending agent services.
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Managed Income Fund
Institutional .................................................................................... $ 36,9 42 $ 55,296
Investor A ..................................................................................... 26,494 1,950
Investor C ..................................................................................... 2,674 1,982
Class K ...................................................................................... 8,617 75
$ 74,72 7 $ 59,303

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30 , 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments and equity-linked notes, were $376,658,854 and
$226,689,883, respectively.
For the six months ended June 30, 2021, purchases and sales related to equity-linked notes were $176,302,631 and 166,320,362 respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $999,067.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
BlackRock Funds II, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 117,075
Sales ................................................................................................................... —
Net Realized Gain (Loss) ..................................................................................................... —
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Income Fund ...................................... $ 871,405,649 $ 27,364,387 $ (5,281,355) $ 22,083,032

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
70
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
13,066,250 $ 135,113,166 24,684,729 $ 241,044,536
Shares issued in reinvestment of distributions ........................
537,002 5,562,610 965,987 9,562,431
Shares redeemed .........................................
(7,342,986) (76,202,408) (14,508,164) (139,835,928)
Net increase ...............................................
6,260,266 $ 64,473,368 11,142,552 $ 110,771,039
Investor A
Shares sold and automatic conversion of shares ......................
10,841,908 $ 112,404,045 15,380,799 $ 152,633,118
Shares issued in reinvestment of distributions ........................
386,566 4,005,348 729,093 7,210,303
Shares redeemed .........................................
(4,442,871) (46,030,677) (9,619,172) (93,859,380)
Net increase ...............................................
6,785,603 $ 70,378,716 6,490,720 $ 65,984,041
Investor C
Shares sold .............................................
363,376 $ 3,768,517 926,127 $ 9,225,445
Shares issued in reinvestment of distributions ........................
26,307 272,713 65,043 643,147
Shares redeemed and automatic conversion of shares ..................
(314,395) (3,256,963) (737,194) (7,217,940)
Net increase ...............................................
75,288 $ 784,267 253,976 $ 2,650,652
Class K
Shares sold .............................................
1,799,723 $ 18,730,693 3,468,249 $ 34,614,098
Shares issued in reinvestment of distributions ........................
107,515 1,116,836 231,497 2,291,849
Shares redeemed .........................................
(899,757) (9,336,389) (1,453,502) (14,281,024)
Net increase ...............................................
1,007,481 $ 10,511,140 2,246,244 $ 22,624,923
Total Net Increase
14,128,638 $ 146,147,491 20,133,492 $ 202,030,655

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2021
BlackRock Semi-Annual Report to Shareholders
72
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 7, 2021 (the “April Meeting”)
and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Managed Income Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The
Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent
Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
73
Disclosure of Investment Advisory Agreement and Sub-Advisroy Agreement
of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, fourth and third quartiles, respectively, against its Performance Peers.
The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
74
products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
75
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
76
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
77
Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MIIP-6/21-SAR

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Dear Shareholder,
The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.
Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.25% 40.79%
U.S. small cap equities
(Russell 2000
®
Index)
17.54 62.03
International equities
(MSCI Europe, Australasia,
Far East Index)
8.83 32.35
Emerging market equities
(MSCI Emerging Markets
Index)
7.45 40.90
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.09
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.10) (5.89)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.60) (0.33)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 4.20
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.61 15.34
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Additional Financial Information:
Schedule of Investments ................................................................................................ 31
Statement of Assets and Liabilities .......................................................................................... 109

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Retirement Income 2030 Fund
Investment Objective
BlackRock Retirement Income 2030 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund underperformed its custom benchmark, a blend comprised of 50% MSCI World Index/50% Bloomberg Barclays
U.S. Aggregate Bond Index.
The Fund invests substantially all of its assets in BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
Covered calls were the largest contributor to performance during the period, as income generation augmented the favorable price movements of the underlying stocks.
Positions in other risk assets, such as global equities, also generated positive returns. U.S dividend-oriented stocks were particularly robust performers on the strength of a broadening vaccine-led economic recovery. The Portfolio was also well positioned to capitalize on the outperformance of riskier segments of the bond market in relation to
“safe haven” investments. An allocation to high yield bonds performed especially well due to the improving economic backdrop and strong demand for income-generating assets.
The Portfolio’s allocation to investment-grade bonds modestly detracted from performance. Higher interest rates, together with a flurry of new issuance, weighed on the asset class. Emerging market bonds were also weaker due to the combination of rising inflation, slow vaccine rollouts in a number of countries, and concerns about China’s growth.
The Portfolio employed derivatives during the period. The use of derivatives to manage interest-rate positioning was additive to returns as rates increased over the period.
The Portfolio’s currency-management efforts modestly contributed to performance as well. The Portfolio used equity covered calls to provide an alternative source of income.
Positions in U.S. equity futures hurt results, while positions in European and Japan equity futures contributed.
The Fund's practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund's investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Portfolio’s investment adviser added risk during the period, primarily by adding to U.S. dividend-oriented equities and maintaining healthy weightings in higher yielding fixed-income sectors such as high yield bonds and floating rate loan interests. This positioning reflected the investment adviser’s view there was lower potential upside in higher-quality areas of fixed income, such as agency mortgages and investment-grade debt. The investment adviser also kept the Portfolio’s interest-rate exposure at very low levels on the view that strong growth and rising inflation would cause yields to rise.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate loan interests and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global infrastructure stocks and global real estate investment trusts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
5
Fund Summary
BlackRock Retirement Income 2030 Fund
Performance Summary for the Period Ended June 30, 2021
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Total Returns
(a)(b)
Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
Institutional ................................................................ 3.26% (3.22)% 5.32% 1 2.65 % N/A
Investor A ................................................................. 2.85 (3.49) 5.19 1 2.40 6.50%
Bloomberg Barclays U.S. Aggregate Bond Index
(d)
................................... — — (1.60) (1.80) N/A
MSCI World Index
( e )
......................................................... — — 13.05 32.70 N/A
50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index
(f )
............... — — 5.54 14.53 N/A
(a)
Assuming maximum sales charges, if any. Total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio ("MAI"), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund commenced operations on July 31, 2020.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(e)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index.
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,053.20 $ 1.27 $ 1,000.00 $ 1,023.55 $ 1.25 0.25%
Investor A ................................ 1,000.00 1,051.90 2.54 1,000.00 1,022.32 2.51 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Fixed Income Funds ............................... 99%
Short-Term Securities .............................. 1
–

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Retirement Income 2040 Fund
Investment Objective
BlackRock Retirement Income 2040 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund underperformed its custom benchmark, a blend comprised of 50% MSCI World Index/50% Bloomberg Barclays
U.S. Aggregate Bond Index.
The Fund invests substantially all of its assets in BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
Covered calls were the largest contributor to performance during the period, as income generation augmented the favorable price movements of the underlying stocks.
Positions in other risk assets, such as global equities, also generated positive returns. U.S dividend-oriented stocks were particularly robust performers on the strength of a broadening vaccine-led economic recovery. The Portfolio was also well positioned to capitalize on the outperformance of riskier segments of the bond market in relation to
“safe haven” investments. An allocation to high yield bonds performed especially well due to the improving economic backdrop and strong demand for income-generating assets.
The Portfolio’s allocation to investment-grade bonds modestly detracted from performance. Higher interest rates, together with a flurry of new issuance, weighed on the asset class. Emerging market bonds were also weaker due to the combination of rising inflation, slow vaccine rollouts in a number of countries, and concerns about China’s growth.
The Portfolio employed derivatives during the period. The use of derivatives to manage interest-rate positioning was additive to returns as rates increased over the period.
The Portfolio’s currency-management efforts modestly contributed to performance as well. The Portfolio used equity covered calls to provide an alternative source of income.
Positions in U.S. equity futures hurt results, while positions in European and Japan equity futures contributed.
The Fund's practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund's investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Portfolio’s investment adviser added risk during the period, primarily by adding to U.S. dividend-oriented equities and maintaining healthy weightings in higher yielding fixed-income sectors such as high yield bonds and floating rate loan interests. This positioning reflected the investment adviser’s view there was lower potential upside in higher-quality areas of fixed income, such as agency mortgages and investment-grade debt. The investment adviser also kept the Portfolio’s interest-rate exposure at very low levels on the view that strong growth and rising inflation would cause yields to rise.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate loan interests and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global infrastructure stocks and global real estate investment trusts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
7
Fund Summary
BlackRock Retirement Income 2040 Fund
Performance Summary for the Period Ended June 30, 2021
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Total Returns
(a)(b)
Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
Institutional ................................................................ 3.25% (3.25)% 5.30% 12.69 % N/A
Investor A ................................................................. 2.84 (3.51) 5.18 12.44 6.54%
Bloomberg Barclays U.S. Aggregate Bond Index
(d)
................................... — — (1.60) (1.80) N/A
MSCI World Index
(e )
......................................................... — — 13.05 32.70 N/A
50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index
(f )
............... — — 5.54 14.53 N/A
(a)
Assuming maximum sales charges, if any. Total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio ("MAI"), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund commenced operations on July 31, 2020.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(e)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index.
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,053.00 $ 1.27 $ 1,000.00 $ 1,023.55 $ 1.25 0.25%
Investor A ................................ 1,000.00 1,051.80 2.54 1,000.00 1,022.32 2.51 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Fixed Income Funds ............................... 99%
Short-Term Securities .............................. 1
–

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders
8
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Retirement Income 2030 Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security Shares Value
Affiliated Investment Companies — 99.0%
Fixed Income Funds — 98.3%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 451,918 $ 5,215,139
Security Shares Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(a) (b)
.................. 35,472 $ 35,472
Total Affiliated Investment Companies — 99.0%
(Cost: $4,830,327)
(c)
.............................. 5,250,611
Other Assets Less Liabilities — 1.0% ................... 51,502
Net Assets — 100.0% .............................. $ 5,302,113
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 8,004 $ 27,468 $ — $ — $ — $ 35,472 35,472 $ 2 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ........ 5,142,058 — (95,008) 5,598 162,491 5,215,139 451,918 110,756 —
$ 5,598 $ 162,491 $ 5,250,611 $ 110,758 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Retirement Income 2030 Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 5,215,139 $ — $ — $ 5,215,139
Short-Term Securities ....................................... 35,472 — — 35,472
$ 5,250,611 $ — $ — $ 5,250,611

BlackRock Retirement Income 2040 Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
No
Security Shares Value
Affiliated Investment Companies — 98.9%
Fixed Income Funds — 98.0%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 455,515 $ 5,256,644
Security Shares Value
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(a) (b)
.................. 47,070 $ 47,070
Total Affiliated Investment Companies — 98.9%
(Cost: $4,880,085)
(c)
.............................. 5,303,714
Other Assets Less Liabilities — 1.1% ................... 58,707
Net Assets — 100.0% .............................. $ 5,362,421
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,098 $ 43,972 $ — $ — $ — $ 47,070 47,070 $ 2 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,150,485 — (63,006) 3,752 165,413 5,256,644 455,515 111,437 —
$ 3,752 $ 165,413 $ 5,303,714 $ 111,439 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Retirement Income 2040 Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 5,256,644 $ — $ — $ 5,256,644
Short-Term Securities ....................................... 47,070 — — 47,070
$ 5,303,714 $ — $ — $ 5,303,714

Statements of Assets and Liabilities
(unaudited)

June 30, 2021
13
Financial Statements
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
.......................................................................... $ 5,250,611 $ 5,303,714
Receivables: – –
Dividends — affiliated .................................................................................. 19,662 19,819
From the Manager .................................................................................... 28,537 28,943
Deferred offering costs ................................................................................... 16,259 16,748
Prepaid expenses ...................................................................................... 46,83 5 46,700
Total assets ..........................................................................................
5,361,90 4 5,415,924
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 4,904 4,905
Custodian fees ....................................................................................... 652 648
Income dividend distributions ............................................................................. 31,386 25,050
Trustees' and Officer's fees .............................................................................. 1,271 1,271
Professional fees ..................................................................................... 20,811 20,811
Transfer agent fees ................................................................................... 557 608
Other accrued expenses ................................................................................ 2 10 210
Total liabilities .........................................................................................
59,79 1 53,503
NET ASSETS .........................................................................................
$ 5,302,113 $ 5,362,421
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 4,960,516 $ 4,980,553
Accumulated earnings ................................................................................... 341,597 381,868
NET ASSETS .........................................................................................
$ 5,302,113 $ 5,362,421
(a)
  Investments, at cost — affiliated ........................................................................... $ 4,830,327 $ 4,880,085

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 5,152,482 $ 5,214,781
Shares outstanding ................................................................................
48,880 .40 48,780 .29
Net asset value ...................................................................................
$ 105.41 $ 106.90
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Investor A
Net assets .......................................................................................
$ 149,631 $ 147,640
Shares outstanding ................................................................................
1,4 19.51 1,381 .11
Net asset value ...................................................................................
$ 105.41 $ 106.90
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2021
15
Financial Statements
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 110,758 $ 111,439
Total investment income ..................................................................................
110,758 111,439
EXPENSES
O ffering ........................................................................................... 92,017 95,001
Professional ........................................................................................ 24,356 24,258
Accounting services ................................................................................... 4,904 4,905
Trustees and Officer ................................................................................... 4,565 4,565
Registration ........................................................................................ 4,226 4,226
Investment advisory ................................................................................... 2,607 2,628
Administration ...................................................................................... 1,108 1,117
Administration — class specific ........................................................................... 522 525
Custodian .......................................................................................... 431 426
Transfer agent — class specific ........................................................................... 373 366
Service and distribution — class specific ..................................................................... 177 181
Miscellaneous ....................................................................................... 5 , 533 5 , 533
Total expenses ........................................................................................
140,819 143,731
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (132,131) (134,979)
Administration fees waived .............................................................................. (1,108) (1,117)
Administration fees waived — class specific ................................................................... (522) (525)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (365) (359)
Total expenses after fees waived and/or reimbursed ...............................................................
6,693 6,751
Net investment income ...................................................................................
104,065 104,688
REALIZED AND UNREALIZED GAIN $ 168,089 $ 169,165
Net realized gain from investments ......................................................................... $ 5,598 $ 3,752
Net change in unrealized appreciation on investments ............................................................ 162,491 165,413
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 272,154 $ 273,853
See notes to financial statements.

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 104,065 $ 84,009 $ 104,688 $ 84,529
Net realized gain (loss) .................................................... 5,598 (131) 3,752 1,890
Net change in unrealized appreciation (depreciation) ................................ 162,491 257,793 165,413 258,216
Net increase in net assets resulting from operations ...................................
272,154 341,671 273,853 344,635
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (183,290) (68,870) (146,239) (70,831)
  Investor A ............................................................ (4,929) (17,692) (3,962) (18,193)
Return of capital: – – – –
  Institutional ........................................................... — (53,667) — (26,883)
  Investor A ............................................................ — (13,786) — (6,905)
Decrease in net assets resulting from distributions to shareholders .........................
(188,219) (154,015) (150,201) (122,812)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
10,522 5,020,000 16,998 4,999,948
NET ASSETS
Total increase in net assets ................................................... 94,457 5,207,656 140,650 5,221,771
Beginning of period ........................................................
5,207,656 — 5,221,771 —
End of period ............................................................
$ 5,302,113 $ 5,207,656 $ 5,362,421 $ 5,221,771
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.39%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
BlackRock Retirement Income 2030 Fund
Institutional
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 103.74 $ 100.00
Net investment income (loss)
(b)
.............................................................................
2.07 1.69
Net realized and unrealized gain (loss) .......................................................................
3.35 5.14
Net increase from investment operations ........................................................................
5.42 6.83
Distributions
(c)
– –
From net investment income ..............................................................................
(3.75) (1.74)
Return of capital .......................................................................................
— (1.35)
Total distributions .......................................................................................
(3.75) (3.09)
Net asset value, end of period ..............................................................................
$ 105.41 $ 103.74
Total Return
(d)
5.32% 6.96%
Based on net asset value ..................................................................................
5.32%
(e)
6.96%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
3.61%
(g)(h)
3.86%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.25%
(g)
0.25%
(g)
Net investment income (loss) ...............................................................................
4.00%
(g)
4.05%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 5,152 $ 5,070
Portfolio turnover rate ....................................................................................
—% 2%
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Investments in underlying funds .............................................................................. 0.49% 0.50%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
18
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.89%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
BlackRock Retirement Income 2030 Fund
Investor A
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 103.74 $ 100.00
Net investment income (loss)
(b)
.............................................................................
1.94 1.63
Net realized and unrealized gain (loss) .......................................................................
3.35 5.10
Net increase from investment operations ........................................................................
5.29 6.73
Distributions
(c)
– –
From net investment income ..............................................................................
(3.62) (1.67)
R eturn of capital .......................................................................................
— (1.32)
Total distributions .......................................................................................
(3.62) (2.99)
Net asset value, end of period ..............................................................................
$ 105.41 $ 103.74
Total Return
(d)
5.19% 6.86%
Based on net asset value ..................................................................................
5.19%
(e)
6.86%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
4.11%
(g)(h)
4.13%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.50%
(g)
0.50%
(g)
Net investment income (loss) ...............................................................................
3.75%
(g)
3.93%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 150 $ 137
Portfolio turnover rate ....................................................................................
—% 2%
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Investments in underlying funds .............................................................................. 0.49% 0.50%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.45%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
BlackRock Retirement Income 2040 Fund
Institutional
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 104.44 $ 100.00
Net investment income (loss)
(b)
.............................................................................
2.09 1.71
Net realized and unrealized gain (loss) .......................................................................
3.37 5.21
Net increase from investment operations ........................................................................
5.46 6.92
Distributions
(c)
– –
From net investment income ..............................................................................
(3.00) (1.76)
From net realized gain ...................................................................................
— (0.04)
R eturn of capital .......................................................................................
— (0.68)
Total distributions .......................................................................................
(3.00) (2.48)
Net asset value, end of period ..............................................................................
$ 106.90 $ 104.44
Total Return
(d)
5.30% 7.02%
Based on net asset value ..................................................................................
5.30%
(e)
7.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
3.63%
(g)(h)
3.88%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.25%
(g)
0.25%
(g)
Net investment income (loss) ...............................................................................
3.99%
(g)
4.07%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 5,215 $ 5,078
Portfolio turnover rate ....................................................................................
—% 2%
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Investments in underlying funds .............................................................................. 0.49% 0.50%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
20
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.95%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
BlackRock Retirement Income 2040 Fund
Investor A
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 104.43 $ 100.00
Net investment income (loss)
(b)
.............................................................................
1.96 1.63
Net realized and unrealized gain (loss) .......................................................................
3.38 5.17
Net increase from investment operations ........................................................................
5.34 6.80
Distributions
(c)
– –
From net investment income ..............................................................................
(2.87) (1.67)
From net realized gain ...................................................................................
— (0.04)
R eturn of capital .......................................................................................
— (0.66)
Total distributions .......................................................................................
(2.87) (2.37)
Net asset value, end of period ..............................................................................
$ 106.90 $ 104.43
Total Return
(d)
5.18% 6.90%
Based on net asset value ..................................................................................
5.18%
(e)
6.90%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
4.13%
(g)(h)
4.16%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.50%
(g)
0.50%
(g)
Net investment income (loss) ...............................................................................
3.74%
(g)
3.93%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 148 $ 144
Portfolio turnover rate ....................................................................................
—% 2%
Six Months Ended
06/30/21
(unaudited)
Period from
07/31/20
(a)
to 12/31/20
Investments in underlying funds .............................................................................. 0.49% 0.50%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The Schedule of Investments
and Statement of Assets and Liabilities for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements
Multi-Asset Income's financial statements are available, without charge, on the U.S. Securities and Exchange Commission's (“SEC's”) website at www.sec.gov .
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund's current and accumulated earnings and profits, as measured on a tax basis, will constitute a non-taxable return of capital.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
22
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.100%
$1 Billion - $3 Billion ..................................................................................................... 0.094
$3 Billion - $5 Billion .................................................................................................... 0.090
$5 Billion - $10 Billion .................................................................................................... 0.087
Greater than $10 Billion .................................................................................................. 0.085
Service Fees
Investor A .............................................................................................................. 0.25%

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Funds  did not pay any amounts to affiliates in return for these services.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30 , 2021, the amounts waived were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Investor A
Retirement Income 2030 ..................................................................................................... $ 177
Retirement Income 2040 ..................................................................................................... 181
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 507 $ 15 $ 522
Retirement Income 2040 ................................................................................ 511 14 525
Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 190 $ 183 $ 373
Retirement Income 2040 ................................................................................ 183 183 366
Retirement Income 2030 ........................................................................................................ $ 4
Retirement Income 2040 ........................................................................................................ 5
Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50
Retirement Income 2030 ............................................................................................... $ 132,127
Retirement Income 2040 ............................................................................................... 134,974

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
24
These amounts waived are included in administration fees waived, in the Statements of Operations. For the six months ended June 30, 2021, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of June 30, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Retirement Income 2030 ............................................................................................... $ 1,108
Retirement Income 2040 ............................................................................................... 1,117
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Retirement Income 2030
Institutional .................................................................................... $ 507 $ 182
Investor A ..................................................................................... 15 183
$ 522 $ 365
Retirement Income 2040
Institutional .................................................................................... 511 177
Investor A ..................................................................................... 14 182
$ 525 $ 359
Expiring December 31,
2022 2023
Retirement Income 2030
Fund Level ...................................................................................... $ 116,955 $ 133,235
Institutional ...................................................................................... 475 689
Investor A ....................................................................................... 238 198
Retirement Income 2040
Fund Level ...................................................................................... 118,455 136,091
Institutional ...................................................................................... 475 688
Investor A ....................................................................................... 239 19 6

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
5. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments in the underlying funds, excluding short-term investments, were as follows:
RuleAbove
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2020, Retirement Income 2030 had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended June 30, 2021, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk
Other Securities
Purchases Sales
Retirement Income 2030 ................................................................................. $ — $ 95,008
Retirement Income 2040 ................................................................................. — 63,005
Non-expiring
Capital Loss
Carryforwards
Retirement Income 2030 ..................................................................................................
$ 131
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,830,327 $ 420,284 $ – $ 420,284
Retirement Income 2040 ............................................ 4,880,085 423,629 – 423,629

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
26
by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Commencement of operations.
As of June 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
06/30/21
Period from
07/31/20
(a)
to 12/31/20
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold .............................................
4 $ 501 48,876 $ 4,920,000
        Net increase
4 $ 501 48,876 $ 4,920,000
Investor A
Shares sold .............................................
96 $ 10,021 49,000 $ 4,900,000
Shares redeemed .........................................
— — (47,676) (4,800,000)
        Net increase
96 $ 10,021 1,324 $ 100,000
Total Net Increase
100 $ 10,522 50,200 $ 5,020,000
Retirement Income 2040
Institutional
Shares sold .............................................
161 $ 16,981 48,968 $ 4,935,000
Shares redeemed .........................................
— — (349) (35,206)
        Net increase
161 $ 16,981 48,619 $ 4,899,794
Investor A
Shares sold .............................................
— $ 17 49,000 $ 4,900,000
Shares redeemed .........................................
— — (47,619) (4,799,846)
        Net increase
— $ 17 1,381 $ 100,154
Total Net Increase
161 $ 16,998 50,000 $ 4,999,948
Institutional Investor A
Retirement Income 2030 ......................................................................................... $ 48,676 $ 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if
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Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
28
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Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
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Philadelphia, Pennsylvania 19103
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BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
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New York, NY 10019
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100 Bellevue Parkway
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Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar

2021
BlackRock Semi-Annual Report to Shareholders

Additional Financial Information
Schedule of Investments
June 30, 2021
Statement of Assets and Liabilities
June 30, 2021
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 6.9%
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.67%, 01/25/35
(a)
................. USD 1,089 $ 1,083,030
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.33%,
01/15/33
(a)(b)
..................... 2,000 2,001,781
AIG CLO LLC
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/34 .... 3,000 3,000,000
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.13%, 04/15/34 .... 3,100 3,100,019
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.19%, 04/20/32 .... 1,500 1,502,068
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.24%, 04/20/32 .... 1,000 999,992
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.54%, 10/25/32 .... 11,500 11,507,315
AIMCO CLO, Series 2015-AA, Class BR,
(LIBOR USD 3 Month + 1.30%), 1.48%,
01/15/28
(a)(b)
..................... 1,500 1,499,980
AIMCO CLO 11 Ltd.
(a)(b)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 1.98%, 10/15/31 .... 2,000 1,998,082
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.58%, 10/15/31 .... 2,000 2,002,897
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
5,541 5,580,918
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
630 635,292
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
1,556 1,391,088
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 157 94,105
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
4,836 4,831,070
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,703
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,504 2,539,383
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
1,073 920,776
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.52%,
01/20/33
(a)(b)
..................... 4,000 4,006,578
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.34%,
10/21/28
(a)(b)
..................... 1,300 1,300,082
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.69%,
01/17/31
(a)(b)
..................... 1,000 994,504
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.83%,
06/13/31
(a)(b)
..................... 1,000 997,387
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.58%, 01/19/33
(a)(b)
................ 2,000 2,002,334
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.03%, 10/15/29
(a)(b)
3,500 3,501,455
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.38%, 10/15/27
(a)(b)
................ 600 600,000
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.43%,
11/02/30
(a)(b)
..................... 1,750 1,750,670
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.36%,
11/10/30
(a)(b)
..................... 2,000 2,000,746
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,434,202
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... USD 19,850 $ 20,188,454
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,609,148
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.68%, 01/28/31 .... 3,400 3,396,832
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31 .... 1,250 1,243,768
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31 .... 600 595,537
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.78%, 01/28/31 .... 2,250 2,192,808
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.03%, 01/15/30
(a)(b)
.......... 1,850 1,838,911
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.78%, 07/28/28 .... 1,400 1,398,877
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.18%, 07/28/28 .... 4,000 4,004,759
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.38%, 10/15/31 .... 7,650 7,649,985
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.93%, 10/15/31 .... 3,000 2,999,992
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.33%, 10/15/31 .... 1,500 1,499,985
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)
................. EUR 499 586,891
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)
................. 300 348,820
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.72%,
01/20/30
(a)(b)
..................... USD 5,000 4,999,992
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.26%,
04/15/31
(a)(b)
..................... 2,400 2,400,122
Apidos CLO XV
(a)(b)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.04%, 04/20/31 ... 7,000 6,981,127
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.89%, 04/20/31 ... 2,000 1,966,018
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.13%,
07/16/31
(a)(b)
..................... 1,750 1,750,067
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.14%,
04/20/31
(a)(b)
..................... 1,000 1,000,049
Apidos CLO XXIX
(a)(b)
:
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.73%, 07/25/30 .... 1,000 999,996
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.08%, 07/25/30 .... 1,000 999,994
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.36%,
10/20/31
(a)(b)
..................... 4,500 4,501,005
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.59%,
01/20/33
(a)(b)
..................... 1,000 1,002,958
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. EUR 219 247,566

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 1.72%,
01/15/32
(a)(b)
..................... USD 6,000 $ 5,978,653
Ares LII CLO Ltd., Series 2019-52A, Class B,
(LIBOR USD 3 Month + 1.85%), 2.03%,
04/22/31
(a)(b)
..................... 5,000 5,001,220
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.83%, 04/24/31 .... 4,500 4,503,680
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.93%, 04/24/31 .... 3,000 3,004,233
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.58%,
01/15/29
(a)(b)
..................... 1,000 1,000,293
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 4,500 3,205,917
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.99%,
07/20/30
(a)(b)
..................... 1,000 994,961
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.58%,
07/28/29
(a)(b)
..................... 1,000 1,000,571
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.45%, 05/24/30
(a)(b)
................ 1,000 1,000,969
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.29%,
04/17/33
(a)(b)
..................... 7,250 7,224,005
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.35%, 10/15/30 .... 3,000 3,000,282
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.68%, 10/15/30 .... 1,500 1,498,814
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.98%, 10/15/30 .... 1,017 1,011,643
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.58%, 07/15/30 .... 1,500 1,500,416
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.08%, 07/15/30 .... 1,000 1,000,851
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.44%, 10/20/29 .... 4,000 4,002,386
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.89%, 10/20/29 .... 3,000 2,994,082
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.29%, 10/20/29 .... 1,250 1,248,021
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 1.69%, 11/27/31
(a)(b)
.......... 5,500 5,505,317
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.28%, 07/26/31
(a)(b)
.......... 2,000 1,999,996
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.36%, 10/24/31
(a)(b)
.......... 1,700 1,700,167
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 311,650
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.13%, 08/23/30
(a)(b)
1,000 997,093
Atrium XV
(a)(b)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.92%, 01/23/31 ......... 1,000 1,000,040
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.17%, 01/23/31 ......... 500 500,026
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 0.00%,
06/22/34
(a)
...................... EUR 200 $ 232,407
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... 670 762,836
Ballyrock CLO Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.74%, 10/20/31 .... USD 1,000 1,002,282
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.96%, 10/20/31 .... 1,000 1,001,809
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.29%,
03/09/34
(a)(b)
..................... 1,000 996,120
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
2.23%, 01/25/35
(a)(b)
................ 2,000 1,999,186
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.14%,
04/20/32
(a)(b)
..................... 2,500 2,500,418
Battalion CLO XIX Ltd.
(a)(b)
:
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.18%, 04/15/34 .... 3,000 3,003,619
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.43%, 04/15/34 .... 3,000 2,999,971
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)
...................... EUR 200 234,779
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.34%, 01/25/35 .... USD 836 838,284
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.26%, 09/25/36 .... 828 811,626
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.25%, 01/25/37 ... 1,041 1,022,331
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 2,998 2,867,617
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 4,147 3,931,396
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/37 .... 5,145 6,258,031
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.82%, 04/25/34
(a)
..... 2,813 2,836,731
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.43%, 10/18/29
(a)(b)
......... 5,000 5,000,918
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.29%, 01/20/31
(a)(b)
......... 1,500 1,499,969
Benefit Street Partners CLO XIX Ltd.
(a)(b)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.53%, 01/15/33 .... 7,000 7,008,783
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.18%, 01/15/33 .... 4,250 4,258,037
Benefit Street Partners CLO XV Ltd.
(a)(b)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.34%, 07/18/31 .... 2,200 2,200,665
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.89%, 07/18/31 .... 1,000 1,002,639
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... EUR 550 637,679
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.35%,
06/15/31
(a)(b)
..................... USD 2,000 2,000,000

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
................ EUR 300 $ 351,734
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.36%, 10/22/30
(a)(b)
................ USD 980 980,488
Buckhorn Park CLO Ltd., Series 2019-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
2.74%, 01/18/31
(a)(b)
................ 1,250 1,251,026
Canyon Capital CLO Ltd., Series 2016-2A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.93%, 10/15/31
(a)(b)
................ 1,250 1,249,945
Canyon CLO Ltd.
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.20%, 07/15/34 .... 1,000 992,890
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.30%, 07/15/34 .... 1,000 999,967
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 01/15/34 .... 1,000 1,006,177
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)
...................... EUR 300 347,076
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 2.04%,
04/30/31
(a)(b)
..................... USD 1,000 991,910
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.34%, 04/25/36
(a)
........... 2,876 2,544,646
CarVal CLO IV Ltd.
(a)(b)
:
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 0.00%, 07/20/34 .... 6,500 6,500,000
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 0.00%, 07/20/34 .... 5,000 5,000,000
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.89%,
04/20/29
(a)(b)
..................... 1,000 1,001,142
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.44%, 07/20/30 .... 1,000 1,000,059
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.62%, 01/20/34 .... 4,000 4,015,834
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 3.46%, 03/25/37
(d)
...... 6,243 3,133,964
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
1.80%, 07/23/34
(a)(b)
................ 5,000 5,000,000
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,481,445
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.29%, 07/17/31
(a)(b)
................ 1,750 1,751,707
Cedar Funding X CLO Ltd.
(a)(b)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.53%, 10/20/32 .... 12,500 12,524,712
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.04%, 10/20/32 .... 2,000 2,006,214
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)
................. EUR 200 233,011
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.48%, 04/27/31 ... USD 1,700 1,700,266
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.08%, 04/24/30 .... 500 497,634
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.53%, 10/22/31 .... 1,000 1,000,252
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.84%, 10/17/30 .... USD 1,000 $ 999,997
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/17/30 .... 400 399,984
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.39%, 10/17/30 .... 1,750 1,750,335
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.23%, 04/15/30 .... 2,000 2,000,399
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.41%, 07/20/30 .... 3,500 3,501,686
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.04%, 11/16/30 .... 500 497,356
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.59%, 04/18/31 .... 1,000 992,498
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.34%, 10/17/31 .... 2,700 2,700,018
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.29%, 10/17/31 .... 1,000 999,950
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.52%, 10/15/32 .... 12,500 12,507,944
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.51%, 01/16/33 .... 8,500 8,509,336
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.13%, 01/16/33 .... 1,150 1,156,926
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.48%, 07/15/32 .... 7,500 7,503,216
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.09%, 10/20/31 .... 1,500 1,504,917
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.56%, 08/25/36
(a)
..... 2,778 2,684,985
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.39%, 10/20/30 .... 7,000 7,007,707
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.79%, 10/20/30 .... 3,000 3,005,918
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 . 699 703,357
Series 1997-7, Class M1, 7.03%, 07/15/28 . 2,802 2,858,477
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%, 07/25/37
(a)(b)
1,535 1,229,166
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)
................. EUR 100 115,035
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.37%,
10/20/30
(a)(b)
..................... USD 1,000 1,001,070
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.39%,
10/15/30
(a)(b)
..................... 3,000 3,000,439
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.83%, 04/15/29
(a)(b)
................ 2,200 2,200,996
Dryden 50 Senior Loan Fund
(a)(b)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.43%, 07/15/30 .... 1,000 1,000,203
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,587,576
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.93%,
01/16/32
(a)(b)
..................... 1,000 1,001,177
Dryden 86 CLO Ltd., Series 2020-86A, Class
A, (LIBOR USD 3 Month + 1.65%), 1.84%,
07/17/30
(a)(b)
..................... 1,000 1,000,511

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.31%, 08/15/30
(a)(b)
.......... USD 1,500 $ 1,500,524
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 1.22%,
04/15/31
(a)(b)
..................... 2,500 2,496,098
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.64%, 10/20/33 .... 2,500 2,508,154
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.59%, 10/20/33 .... 1,000 1,019,940
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.55%,
10/15/32
(a)(b)
..................... 13,000 13,012,310
Elmwood CLO IV Ltd.
(a)(b)
:
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.88%, 04/15/33 .... 1,250 1,250,509
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.33%, 04/15/33 .... 2,000 2,004,186
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.03%,
07/20/34
(a)(b)
..................... 1,500 1,500,000
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 0.00%,
10/20/34
(a)(b)
..................... 2,000 2,000,000
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.50%, 10/15/31 .... 2,500 2,506,850
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 3.83%, 10/15/31 .... 1,000 1,005,499
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.59%, 06/25/36 .... 1,450 1,338,951
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.33%, 10/25/36 .... 3,676 2,904,572
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.41%, 10/25/36 ... 2,334 1,886,170
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.24%, 12/25/36 .... 3,301 3,094,853
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.65%, 01/25/36 ... 7,976 7,846,013
Flatiron CLO 17 Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.14%,
05/15/30
(a)(b)
..................... 3,000 3,001,482
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.48%, 11/16/32 .... 3,000 3,002,969
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.86%, 11/16/32 .... 1,500 1,507,059
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.06%, 11/16/32 .... 3,500 3,514,028
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 3.95%,
11/20/33
(a)(b)
..................... 1,000 1,012,573
Flatiron CLO 21 Ltd.
(a)(b)(c)
:
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 .... 2,000 2,000,000
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 .... 2,500 2,500,000
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.79%, 04/20/31
(a)(b)
................ 1,800 1,784,505
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.88%,
01/15/31
(a)(b)
..................... 500 495,811
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.18%,
05/16/31
(a)(b)
..................... USD 3,000 $ 3,000,358
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.37%,
10/15/30
(a)(b)
..................... 2,250 2,250,279
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.49%, 04/20/30
(a)(b)
.... 2,000 1,997,163
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.14%, 04/24/31
(a)(b)
.... 1,000 999,997
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.49%, 10/20/32
(a)(b)
.... 7,000 7,015,994
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.78%, 10/29/29
(a)(b)
......... 900 900,073
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.31%, 07/20/31 .... 3,300 3,302,172
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.29%, 07/20/31 .... 1,000 998,481
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)
.......... 4,000 3,981,156
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.88%, 12/15/34 ................ GBP 100 116,311
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.16%, 03/15/36 ................ 100 113,492
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 6,060 5,269,967
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
2.48%, 04/15/34
(a)(b)
................ 1,500 1,501,724
Greywolf CLO III Ltd.
(a)(b)
:
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.63%, 04/15/33 .... 3,000 3,005,305
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.53%, 04/15/33 .... 1,000 1,000,132
Greywolf CLO VI Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 2.95%), 3.13%,
04/26/31
(a)(b)
..................... 1,000 997,967
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.49%,
01/20/30
(a)(b)
..................... 1,000 1,000,514
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.79%, 12/25/35
(a)
... 1,025 451,490
Series 2006-4, Class 1A1, 2.97%,
03/25/36
(a)
.................... 3,361 2,685,738
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.45%, 03/25/36
(a)
... 4,033 1,802,214
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,616 1,360,871
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 11/25/36 .... 7,634 4,642,003
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.33%, 08/25/36 .... 1,807 1,628,674
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.28%, 07/28/31
(a)(b)
................ 1,000 998,558

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.55%, 04/15/33 .... USD 7,500 $ 7,514,234
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.18%, 04/15/33 .... 2,000 2,004,324
HalseyPoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 2.05%,
07/20/31
(a)(b)
..................... 1,600 1,608,363
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.64%, 11/30/32
(a)(b)
................ 4,000 4,013,268
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.30%,
04/20/34
(a)(b)
..................... 1,750 1,750,000
HalseyPoint CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.54%, 01/20/33 .... 5,000 5,013,573
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.39%, 01/20/33 .... 2,500 2,506,913
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 235 261,918
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... 118 134,668
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)
..................... 300 353,345
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (LIBOR USD 3 Month + 1.85%),
2.04%, 07/18/31
(a)(b)
................ USD 1,000 994,371
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.14%, 07/20/30
(a)(b)
................ 1,000 997,015
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.44%,
07/15/34
(a)
...................... EUR 300 350,389
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)
...................... 265 312,128
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
...................... 200 231,318
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.18%, 01/17/38
(a)(b)
................ USD 2,838 2,845,861
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.89%, 07/25/36
(a)
.......... 2,975 2,944,179
Kayne CLO 5 Ltd.
(a)(b)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.18%, 07/24/32 .... 3,000 3,002,724
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 3.98%, 07/24/32 .... 1,300 1,300,817
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.64%,
01/15/34
(a)(b)
..................... 1,250 1,254,015
Kayne CLO II Ltd.
(a)(b)(c)
:
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.26%, 10/15/31 .... 5,375 5,380,375
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.68%, 10/15/31 .... 5,000 5,000,000
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.66%, 04/15/32 .... 15,500 15,556,524
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.66%, 04/15/32
(c)
... USD 4,000 $ 4,000,400
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.84%, 07/20/30
(a)(b)
350 350,010
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.61%, 08/25/45 .... 2,213 2,200,802
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.39%, 05/25/36 .... 25,559 17,317,262
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.39%, 07/25/36 .... 6,458 3,350,777
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.25%, 08/25/36 .... 7,564 4,781,997
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 11/25/36 .... 4,175 1,798,874
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.31%, 11/25/36 .... 4,006 1,745,658
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.69%, 01/25/36 ... 1,783 1,626,231
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... 2,250 2,260,692
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.38%, 10/21/30
(a)(b)
.......... 12,250 12,252,448
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.18%, 07/27/30
(a)(b)
.......... 1,315 1,307,141
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.38%, 07/29/30
(a)(b)
.......... 3,500 3,501,297
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.79%, 04/20/30
(a)(b)
.......... 1,000 985,282
Madison Park Funding XXXI Ltd.
(a)(b)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.32%, 01/23/31 .... 600 600,048
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.17%, 01/23/31 .... 750 750,038
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.69%, 12/18/30
(a)(b)
................ 1,500 1,485,333
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
...................... EUR 100 116,303
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.61%, 06/25/36
(a)(b)
......... USD 2,516 2,337,128
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(d)
.. 654 244,276
Neuberger Berman CLO XVIII Ltd.
(a)(b)
:
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.34%, 10/21/30 .... 1,500 1,500,184
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.19%, 10/21/30 .... 1,250 1,243,764
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.46%, 04/20/34
(a)(b)
.......... 1,000 1,007,190
Neuberger Berman CLO XXII Ltd.
(a)(b)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.84%, 10/17/30 .... 800 800,021
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/17/30 .... 1,000 1,000,142
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.34%, 10/17/27 .... 4,400 4,400,494

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.09%, 10/17/27 .... USD 1,100 $ 1,098,372
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.36%, 10/18/30 .... 14,850 14,850,376
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.69%, 10/18/30 .... 1,500 1,496,640
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.29%, 10/19/31
(a)(b)
.... 500 499,897
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.79%, 01/20/33
(a)(b)
.... 665 666,753
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.89%, 07/20/31
(a)(b)(c)
... 1,563 1,562,500
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.94%, 04/16/33
(a)(b)
.... 1,000 993,714
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.78%, 01/15/30
(a)(b)
.... 1,000 984,356
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)
..... EUR 188 214,117
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.28%, 12/21/29
(a)(b)
................ USD 4,750 4,751,117
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)
........... EUR 100 110,228
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)
........... 200 231,221
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)
................. 200 233,136
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 726 760,331
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,517 3,302,784
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
374 265,953
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
37 39,138
OCP CLO Ltd.
(a)(b)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.08%, 04/26/31 .... 3,100 3,038,800
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.45%, 10/17/30 .... 10,800 10,801,741
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.91%, 10/17/30 .... 7,500 7,500,640
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.88%, 07/15/27 .... 2,000 1,999,421
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.78%, 10/26/27 .... 1,000 999,990
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.45%, 10/26/30 ... 1,000 1,000,212
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.19%, 10/18/28 .... 1,000 999,989
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.89%, 07/20/31 .... 1,000 1,000,074
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.04%, 04/10/33 .... 2,500 2,492,353
Series 2019-17A, Class C1, (LIBOR USD 3
Month + 2.55%), 2.74%, 07/20/32 .... 2,500 2,501,065
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 0.00%, 07/20/32 .... 3,000 3,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-17A, Class D, (LIBOR USD 3
Month + 3.95%), 4.14%, 07/20/32 .... USD 1,500 $ 1,500,960
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 0.00%, 07/20/32 .... 1,500 1,500,000
Series 2020-19A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.94%, 07/20/31 .... 1,000 1,000,546
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 343,087
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 229,400
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 400 463,566
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, 3.03%, 07/15/30 . USD 1,250 1,234,001
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.78%, 07/15/30
(b)
... 6,000 5,997,585
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.28%, 07/15/30
(a)(b)
.......... 1,500 1,499,929
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.43%, 10/24/30
(a)(b)
......... 4,000 4,000,918
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.28%, 01/24/33
(a)(b)
.......... 1,532 1,532,096
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.59%, 01/20/30
(a)(b)
.......... 2,000 1,980,428
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.79%, 01/20/31
(a)(b)
.......... 1,000 984,648
Octagon Loan Funding Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.34%, 11/18/31 .... 13,212 13,212,390
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.86%, 11/18/31 .... 1,500 1,500,793
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.36%, 11/18/31 .... 1,000 997,208
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.39%, 04/21/34
(a)(b)
................ 1,500 1,505,397
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.51%, 07/20/32 .... 8,000 8,001,064
Series 2019-3A, Class D, (LIBOR USD 3
Month + 3.55%), 3.74%, 07/20/32 .... 2,500 2,502,982
OHA Credit Funding 4 Ltd.
(a)(b)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 10/22/32 .... 11,500 11,519,744
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 10/22/32 .... 2,000 2,004,306
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 10/22/32 .... 2,000 2,009,911
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
0.00%, 07/20/34
(a)(b)
................ 1,000 1,000,000
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class C, (LIBOR USD 3 Month + 2.40%),
2.59%, 10/19/32
(a)(b)
................ 5,000 5,006,479
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.14%, 01/20/32
(a)(b)
................ 400 400,020
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.69%, 01/21/30
(a)(b)
................ 1,000 995,193

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.50%, 11/15/32 .... USD 23,875 $ 23,901,260
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.81%, 11/15/32 .... 500 501,293
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.16%, 11/15/32 .... 1,500 1,506,524
OZLM XIV Ltd., Series 2015-14A, Class A1AR,
(LIBOR USD 3 Month + 1.16%), 1.34%,
01/15/29
(a)(b)
..................... 4,688 4,690,640
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.40%,
11/22/30
(a)(b)
..................... 10,000 9,999,988
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.01%, 10/17/31 .... 1,950 1,950,090
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.84%, 01/17/31 .... 500 497,415
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.97%, 05/21/34
(c)
... 4,100 4,100,000
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.29%, 07/20/30 .... 8,000 8,001,386
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.94%, 07/20/30 .... 1,400 1,395,273
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.64%, 04/18/31 .... 10,000 9,951,134
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.94%, 04/18/31 .... 2,000 1,994,566
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.83%, 07/16/31 .... 1,000 1,000,117
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.49%, 11/14/32 .... 7,000 7,005,258
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.00%, 11/14/32 .... 7,000 7,018,924
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.80%, 11/14/32 .... 2,500 2,508,604
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.90%, 11/14/32 .... 1,500 1,507,530
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.84%, 04/20/27 .... 7,500 7,501,067
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.34%, 04/20/27 .... 5,000 5,000,871
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.44%, 04/20/28 .... 2,000 2,000,575
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.95%, 08/23/31 .... 2,600 2,600,145
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.79%, 10/20/31 .... 4,700 4,687,477
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.01%, 05/15/32 .... 2,500 2,500,431
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 1.86%,
05/18/34
(a)(b)
..................... 1,000 998,945
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)
..................... 2,000 1,998,000
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 27,477 27,790,982
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,425,712
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,065,435
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... USD 12,500 $ 12,742,884
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,557,729
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,521,314
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 5.46%,
07/18/34
(a)
...................... EUR 300 352,168
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)
...................... 171 195,026
Regata XII Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.50%, 10/15/32 .... USD 21,000 21,013,003
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.93%, 10/15/32 .... 1,000 1,002,664
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.88%, 01/15/29
(a)(b)
................ 4,500 4,502,164
Regatta IX Funding Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 1.99%, 04/17/30 .... 10,000 10,002,436
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.64%, 04/17/30 .... 1,000 1,000,485
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/34
(a)(b)(c)
............... 1,000 1,000,000
Regatta VII Funding Ltd.
(a)(b)(c)
:
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.18%, 06/20/34 .... 750 750,000
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.18%, 06/20/34 .... 1,000 1,000,000
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.44%, 10/17/30
(a)(b)
................ 3,500 3,501,045
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.99%,
01/17/31
(a)(b)
..................... 1,500 1,487,650
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.28%, 07/15/31
(a)(b)
................ 1,250 1,246,539
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.48%, 10/25/31
(a)(b)
................ 1,000 1,000,357
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.23%, 01/15/33 .... 6,700 6,718,775
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.08%, 01/15/33 .... 1,000 1,005,919
Riserva CLO Ltd.
(a)(b)
:
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.99%, 01/18/34 .... 1,000 999,066
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.44%, 01/18/34 .... 1,250 1,245,125
Rockfield Park CLO DAC, Series 1X, Class D,
0.00%, 07/08/21 .................. EUR 357 419,080
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.83%, 04/20/34 ... USD 3,500 3,500,055
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.88%, 05/20/31 .... 1,000 1,000,772
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.35%, 10/20/31 .... 3,500 3,498,725
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 1.99%, 10/20/31 .... 1,125 1,126,224

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/20/31 .... USD 700 $ 700,874
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.29%, 10/20/31 .... 1,600 1,600,078
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.33%), 1.49%, 08/20/32 .... 6,500 6,505,831
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.50%), 2.66%, 08/20/32 .... 1,000 1,002,328
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 0.00%, 07/20/34 .... 2,000 2,000,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 0.00%, 07/20/34 .... 1,250 1,250,000
Rockford Tower Europe CLO DAC
(a)
:
Series 2018-1X, Class E, (EURIBOR 3
Month + 5.36%), 5.36%, 12/20/31 .... EUR 300 348,596
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 .... 300 348,534
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.43%, 10/15/31
(a)(b)
USD 1,250 1,250,347
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.53%, 01/15/33
(a)(b)
3,700 3,711,393
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.09%, 04/20/29
(a)(b)
................ 2,000 1,992,932
Signal Peak CLO 7 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.69%, 04/30/32 .... 5,000 5,000,750
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.19%, 04/30/32 .... 5,000 5,004,947
Sixth Street CLO XIX Ltd.
(a)(b)
:
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/34 .... 3,000 3,000,000
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/34 .... 1,000 1,000,000
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/20/34 .... 4,000 4,000,000
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.43%, 01/20/34
(a)(b)
................ 8,500 8,525,299
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.36%, 10/26/31
(a)(b)
................ 6,600 6,600,006
Sound Point CLO XXII Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month + 1.37%),
1.56%, 01/20/32
(a)(b)
................ 4,000 4,000,699
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.40%,
07/15/34
(a)(b)(c)
.................... 2,250 2,247,750
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
1.84%, 04/25/34
(a)(b)
................ 3,350 3,356,036
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.53%, 01/25/32
(a)(b)
................ 1,500 1,504,775
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)
................. EUR 300 349,039
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.69%, 07/20/32
(a)(b)
................ USD 1,550 1,551,196
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.78%,
01/15/30
(a)(b)
..................... 1,700 1,694,979
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.41%, 10/25/36 .... USD 6,825 $ 5,441,282
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.32%, 01/25/37
(b)
.. 1,703 1,238,427
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.93%, 01/16/32
(a)(b)
................ 2,750 2,777,330
Symphony CLO XXI Ltd., Series 2019-21A,
Class D, (LIBOR USD 3 Month + 3.65%),
3.83%, 07/15/32
(a)(b)
................ 750 750,340
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.19%, 01/20/29
(a)(b)
................ 575 575,594
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.11%,
04/20/34
(a)(b)(c)
.................... 830 830,000
TCW CLO AMR Ltd.
(a)(b)
:
Series 2019-1A, Class B, (LIBOR USD 3
Month + 1.68%), 1.83%, 02/15/29 .... 4,000 3,990,084
Series 2019-1A, Class C, (LIBOR USD 3
Month + 1.89%), 2.05%, 02/15/29 .... 3,500 3,488,011
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.23%, 07/29/29 .... 5,700 5,687,064
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.33%, 07/29/29 .... 7,250 7,246,351
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.21%, 04/20/34
(c)
... 3,500 3,485,977
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.56%, 04/20/34
(c)
... 2,250 2,249,899
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 0.00%, 07/25/34 .... 2,500 2,500,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 0.00%, 07/25/34 .... 5,000 5,000,000
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.89%,
01/20/32
(a)(b)
..................... 1,000 997,171
TICP CLO IX Ltd., Series 2017-9A, Class B,
(LIBOR USD 3 Month + 1.60%), 1.79%,
01/20/31
(a)(b)
..................... 1,000 1,000,471
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.34%,
07/17/31
(a)(b)
..................... 2,500 2,500,726
TICP CLO VII Ltd.
(a)(b)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.88%, 04/15/33 .... 2,000 2,003,937
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.33%, 04/15/33 .... 6,500 6,502,965
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.38%, 04/15/33 .... 4,000 4,010,000
TICP CLO VIII Ltd.
(a)(b)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.84%, 10/20/30 .... 3,000 3,006,862
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.29%, 10/20/30 .... 1,000 1,000,157
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.37%, 10/20/31 .... 8,545 8,545,555
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.24%, 10/20/31 .... 1,100 1,100,123
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR USD 3
Month + 1.11%), 1.29%, 01/15/31 .... 7,800 7,794,312

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-12A, Class C, (LIBOR USD 3
Month + 2.00%), 2.18%, 01/15/31 .... USD 500 $ 497,859
Series 2018-12A, Class D, (LIBOR USD 3
Month + 2.80%), 2.98%, 01/15/31 .... 1,000 999,992
TICP CLO XIV Ltd.
(a)(b)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.53%, 10/20/32 .... 7,000 7,006,326
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.89%, 10/20/32 .... 3,250 3,259,181
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.84%, 10/20/28
(a)(b)
................ 1,000 1,001,429
Tricon American Homes Trust
(b)
:
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 7,150,844
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 1,004,882
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.09%,
04/20/31
(a)(b)
..................... 1,500 1,482,002
Voya CLO Ltd.
(a)(b)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.09%, 04/18/31 .... 1,000 989,176
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.28%, 07/14/31 .... 500 498,223
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.38%, 10/18/31 .... 500 500,135
Voya Euro CLO II DAC, Series 2X, Class ER,
0.00%, 07/15/35 .................. EUR 390 457,818
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.23%, 07/25/37
(a)(b)
USD 2,203 2,107,063
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.25%,
10/25/36
(a)
...................... 15,590 13,419,427
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.54%, 07/20/30
(a)(b)
................ 3,800 3,801,318
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.83%,
10/22/29
(a)(b)
..................... 2,100 2,102,995
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.33%,
01/22/31
(a)(b)
..................... 7,660 7,657,694
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.79%,
10/20/29
(a)(b)
..................... 2,000 2,001,778
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.55%,
01/22/33
(a)(b)
..................... 3,000 3,004,236
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.69%,
04/20/32
(a)(b)
..................... 2,160 2,169,289
Total Asset-Backed Securities — 6.9%
(Cost: $1,261,602,767) ............................ 1,258,931,543
Shares
Shares
Common Stocks — 23.5%
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.
(e)
.............. 7,247 249,804
L3Harris Technologies, Inc. ............. 2,631 568,691
MTU Aero Engines AG ................ 32,006 7,935,707
Singapore Technologies Engineering Ltd.
(f)
... 373,600 1,077,995
Security
Shares
Shares Value
Aerospace & Defense (continued)
Teledyne Technologies, Inc.
(e)
............ 736 $ 308,259
TransDigm Group, Inc.
(e)
............... 749 484,820
10,625,276
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ....... 245,190 747,326
CH Robinson Worldwide, Inc. ........... 1,991 186,497
DSV Panalpina A/S .................. 31,580 7,371,971
Expeditors International of Washington, Inc. .. 42,719 5,408,225
FedEx Corp. ....................... 2,640 787,591
Hyundai Glovis Co. Ltd. ............... 5,103 946,816
Sinotrans Ltd., Class A ................ 288,600 225,281
Sinotrans Ltd., Class H ................ 1,148,000 477,840
United Parcel Service, Inc., Class B ....... 7,958 1,655,025
17,806,572
Airlines — 0.1%
(e)
Alaska Air Group, Inc. ................. 2,533 152,765
American Airlines Group, Inc. ............ 9,998 212,057
Copa Holdings SA, Class A ............. 131,861 9,933,089
Delta Air Lines, Inc. .................. 9,038 390,984
InterGlobe Aviation Ltd.
(b)
.............. 496,043 11,469,568
Southwest Airlines Co. ................ 8,131 431,675
United Airlines Holdings, Inc. ............ 5,176 270,653
22,860,791
Auto Components — 0.0%
Aptiv plc
(e)
......................... 3,022 475,451
BorgWarner, Inc. .................... 42,892 2,081,978
Bridgestone Corp. ................... 72,000 3,272,571
Cheng Shin Rubber Industry Co. Ltd. ...... 140,000 234,730
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
15,200 107,007
Hyundai Mobis Co. Ltd. ................ 2,008 520,737
6,692,474
Automobiles — 0.1%
Ford Motor Co.
(e)
.................... 42,523 631,892
General Motors Co.
(e)
................. 13,932 824,356
Guangzhou Automobile Group Co. Ltd., Class
H ............................ 1,614,000 1,448,659
Maruti Suzuki India Ltd. ............... 116,307 11,777,665
Tesla, Inc.
(e)
........................ 8,339 5,668,018
20,350,590
Banks — 1.5%
Abu Dhabi Commercial Bank PJSC ....... 402,821 753,408
Abu Dhabi Islamic Bank PJSC ........... 215,221 321,343
Agricultural Bank of China Ltd., Class A ..... 473,700 221,881
Agricultural Bank of China Ltd., Class H ..... 4,965,000 1,722,880
Al Rajhi Bank ...................... 94,822 2,808,020
AMMB Holdings Bhd. ................. 317,300 225,469
Arab National Bank .................. 35,671 215,974
Axis Bank Ltd.
(e)
..................... 1,587,960 16,027,559
Bandhan Bank Ltd.
(b)(e)
................ 2,417,690 10,765,462
Bangkok Bank PCL, NVDR ............. 129,300 456,586
Bank of America Corp. ................ 82,129 3,386,179
Bank of China Ltd., Class H ............. 14,659,000 5,263,499
Bank of Communications Co. Ltd., Class H .. 2,531,000 1,700,143
Bank Polska Kasa Opieki SA
(e)
........... 20,820 508,075
Bank Rakyat Indonesia Persero Tbk. PT .... 24,784,900 6,738,894
BNP Paribas SA .................... 56,676 3,556,966
BOC Hong Kong Holdings Ltd. ........... 953,000 3,230,014
Boubyan Bank KSCP
(e)
................ 105,299 255,821
Chang Hwa Commercial Bank Ltd. ........ 492,000 285,143
China CITIC Bank Corp. Ltd., Class H ...... 2,816,000 1,333,260
China Construction Bank Corp., Class H .... 24,946,000 19,575,219
China Everbright Bank Co. Ltd., Class H
(e)
... 202,000 82,466

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Banks (continued)
CIMB Group Holdings Bhd. ............. 1,545,400 $ 1,717,274
Citigroup, Inc. ...................... 23,540 1,665,455
Citizens Financial Group, Inc. ........... 442,387 20,292,292
Comerica, Inc. ...................... 1,600 114,144
Commercial Bank PSQC (The) ........... 131,633 187,361
Commercial International Bank Egypt SAE
(e)
.. 1,350,527 4,491,916
Credicorp Ltd.
(e)
..................... 115,338 13,968,585
CTBC Financial Holding Co. Ltd. ......... 3,625,000 2,951,961
DBS Group Holdings Ltd. .............. 384,300 8,549,641
Dubai Islamic Bank PJSC .............. 532,983 699,886
E.Sun Financial Holding Co. Ltd. ......... 2,189,138 2,066,384
Erste Group Bank AG ................. 254,710 9,363,486
Fifth Third Bancorp .................. 8,026 306,834
First Abu Dhabi Bank PJSC ............. 338,025 1,536,833
First Financial Holding Co. Ltd. ........... 2,326,640 1,894,978
First Republic Bank .................. 1,921 359,554
Grupo Financiero Banorte SAB de CV, Class O 1,873,506 12,063,973
Hana Financial Group, Inc. ............. 415,669 17,034,701
HDFC Bank Ltd., ADR
(e)
............... 12,222 893,673
Hong Leong Bank Bhd. ................ 62,200 280,473
Hong Leong Financial Group Bhd. ........ 18,200 78,107
Hua Nan Financial Holdings Co. Ltd. ....... 855,000 566,007
Huaxia Bank Co. Ltd., Class A
(e)
.......... 422,640 404,504
Huntington Bancshares, Inc. ............ 15,992 228,206
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 32,645,000 19,130,592
Israel Discount Bank Ltd., Class A
(e)
....... 51,592 245,776
JPMorgan Chase & Co. ............... 33,341 5,185,859
KeyCorp .......................... 10,841 223,867
Kuwait Finance House KSCP ............ 742,100 1,869,412
M&T Bank Corp. .................... 114,318 16,611,549
Malayan Banking Bhd. ................ 3,125,700 6,106,089
Masraf Al Rayan QSC ................. 303,930 366,029
Mega Financial Holding Co. Ltd. .......... 304,000 358,403
National Bank of Kuwait SAKP ........... 541,209 1,525,013
Nordea Bank Abp ................... 723,011 8,051,390
People's United Financial, Inc. ........... 4,768 81,723
PNC Financial Services Group, Inc. (The) ... 4,532 864,524
Postal Savings Bank of China Co. Ltd., Class
A
(e)
........................... 533,600 414,305
Postal Savings Bank of China Co. Ltd., Class
H
(b)(e)
.......................... 1,165,000 783,455
Public Bank Bhd. .................... 2,008,500 1,988,422
Qatar International Islamic Bank QSC ...... 93,964 236,274
Qatar Islamic Bank SAQ ............... 79,060 369,196
Qatar National Bank QPSC ............. 191,008 926,021
Regions Financial Corp. ............... 11,134 224,684
RHB Bank Bhd. ..................... 1,179,100 1,534,254
Saudi National Bank (The) .............. 18,859 289,628
Sberbank of Russia PJSC, ADR .......... 962,797 15,998,795
SinoPac Financial Holdings Co. Ltd.
(e)
...... 985,000 485,883
SVB Financial Group
(e)
................ 586 326,068
Taishin Financial Holding Co. Ltd. ......... 1,116,961 611,222
Taiwan Business Bank ................ 1,185,000 401,956
Taiwan Cooperative Financial Holding Co. Ltd. 958,741 731,219
Truist Financial Corp. ................. 14,802 821,511
US Bancorp ....................... 15,199 865,887
Wells Fargo & Co. ................... 47,091 2,132,751
Zions Bancorp NA ................... 1,913 101,121
271,013,367
Beverages — 0.3%
Arca Continental SAB de CV ............ 17,219 99,648
Brown-Forman Corp., Class B ........... 1,967 147,407
Cia Cervecerias Unidas SA ............. 30,347 305,792
Cia Cervecerias Unidas SA, ADR ......... 14,761 297,287
Security
Shares
Shares Value
Beverages (continued)
Coca-Cola Co. (The) ................. 43,737 $ 2,366,609
Coca-Cola Femsa SAB de CV ........... 296,223 1,567,750
Coca-Cola Femsa SAB de CV, ADR ....... 4,705 249,035
Constellation Brands, Inc., Class A ........ 1,814 424,276
Diageo plc ........................ 472,106 22,627,346
Fomento Economico Mexicano SAB de CV .. 105,435 891,813
Fraser & Neave Holdings Bhd. ........... 800 5,090
Kweichow Moutai Co. Ltd., Class A ........ 40,500 12,869,244
Molson Coors Beverage Co., Class B
(e)
..... 2,035 109,259
Monster Beverage Corp.
(e)
.............. 4,059 370,790
PepsiCo, Inc. ...................... 15,583 2,308,933
Suntory Beverage & Food Ltd. ........... 5,900 222,385
44,862,664
Biotechnology — 0.2%
3SBio, Inc.
(b)(e)
...................... 968,000 1,197,023
AbbVie, Inc. ....................... 229,061 25,801,431
Alexion Pharmaceuticals, Inc.
(e)
.......... 3,938 723,450
Amgen, Inc. ....................... 6,324 1,541,475
Biogen, Inc.
(e)
...................... 1,802 623,978
BioMarin Pharmaceutical, Inc.
(e)
.......... 2,484 207,265
Gilead Sciences, Inc. ................. 45,506 3,133,543
Incyte Corp.
(e)
...................... 2,571 216,298
Regeneron Pharmaceuticals, Inc.
(e)
........ 1,153 643,997
Vertex Pharmaceuticals, Inc.
(e)
........... 3,636 733,127
34,821,587
Building Products — 0.1%
Allegion plc ........................ 914 127,320
AO Smith Corp. ..................... 2,039 146,930
Assa Abloy AB, Class B ............... 260,529 7,854,408
Carrier Global Corp. .................. 9,771 474,871
Cie de Saint-Gobain .................. 104,388 6,889,174
Fortune Brands Home & Security, Inc. ...... 1,909 190,155
Johnson Controls International plc ........ 8,481 582,051
Kingspan Group plc .................. 3,966 374,840
Lennox International, Inc. .............. 2,913 1,021,880
Masco Corp. ....................... 3,367 198,350
Trane Technologies plc ................ 2,829 520,932
Xinyi Glass Holdings Ltd. .............. 130,000 529,679
Zhejiang Weixing New Building Materials Co.
Ltd., Class A ..................... 49,800 159,150
19,069,740
Capital Markets — 0.3%
Ameriprise Financial, Inc. .............. 1,267 315,331
B3 SA - Brasil Bolsa Balcao ............. 1,544,400 5,200,993
Bank of New York Mellon Corp. (The) ...... 10,576 541,809
Cboe Global Markets, Inc. .............. 1,615 192,266
Charles Schwab Corp. (The) ............ 33,168 2,414,962
CME Group, Inc. .................... 4,277 909,632
Franklin Resources, Inc. ............... 3,563 113,980
Goldman Sachs Group, Inc. (The) ........ 3,791 1,438,798
Intercontinental Exchange, Inc. .......... 238,169 28,270,660
Invesco Ltd. ....................... 3,785 101,173
MarketAxess Holdings, Inc. ............. 426 197,489
Moody's Corp. ...................... 1,931 699,736
Morgan Stanley ..................... 16,230 1,488,129
MSCI, Inc. ........................ 873 465,379
Nasdaq, Inc. ....................... 1,317 231,529
Northern Trust Corp. .................. 2,730 315,643
Raymond James Financial, Inc. .......... 1,460 189,654
S&P Global, Inc. .................... 2,649 1,087,282
State Street Corp. ................... 4,385 360,798
T. Rowe Price Group, Inc. .............. 2,539 502,646
45,037,889

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Chemicals — 0.4%
Air Products & Chemicals, Inc. ........... 2,388 $ 686,980
Albemarle Corp. .................... 1,248 210,238
Asian Paints Ltd. .................... 67,085 2,704,532
BASF SE ......................... 14,674 1,158,362
Celanese Corp. ..................... 1,240 187,984
CF Industries Holdings, Inc. ............. 2,345 120,650
Corteva, Inc. ....................... 8,087 358,658
Covestro AG
(b)
...................... 10,323 667,470
Dow, Inc. ......................... 8,644 546,992
DuPont de Nemours, Inc. .............. 6,219 481,413
Eastman Chemical Co. ................ 1,480 172,790
Ecolab, Inc. ....................... 3,003 618,528
Evonik Industries AG ................. 46,913 1,575,029
FMC Corp. ........................ 1,409 152,454
Formosa Chemicals & Fibre Corp. ........ 21,000 63,833
Formosa Plastics Corp. ................ 370,000 1,367,298
Givaudan SA (Registered) .............. 155 721,558
International Flavors & Fragrances, Inc. ..... 2,676 399,794
Koninklijke DSM NV .................. 42,153 7,879,791
Linde plc ......................... 5,684 1,643,244
LyondellBasell Industries NV, Class A ...... 5,950 612,077
Mesaieed Petrochemical Holding Co. ...... 70,782 36,000
Mosaic Co. (The) .................... 3,836 122,407
Nan Ya Plastics Corp. ................. 490,000 1,461,785
Nitto Denko Corp. ................... 8,400 625,552
Novozymes A/S, Class B ............... 6,125 462,129
PhosAgro PJSC, GDR ................ 34,972 707,833
PPG Industries, Inc. .................. 3,480 590,800
Saudi Basic Industries Corp. ............ 86,913 2,825,529
Sherwin-Williams Co. (The) ............. 2,643 720,085
Sika AG (Registered) ................. 55,008 18,022,709
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H ........................ 672,000 156,407
Sociedad Quimica y Minera de Chile SA, ADR 318,006 15,051,224
Sumitomo Chemical Co. Ltd. ............ 212,100 1,127,283
Yanbu National Petrochemical Co. ........ 27,034 523,842
64,763,260
Commercial Services & Supplies — 0.0%
Brambles Ltd. ...................... 60,880 522,469
Cintas Corp. ....................... 1,060 404,920
Copart, Inc.
(e)
...................... 2,243 295,694
Preston Holdings LLC
(c)(e)
.............. 24,388 4,634
Republic Services, Inc. ................ 3,187 350,602
Ritchie Bros Auctioneers, Inc. ........... 3,022 179,160
Rollins, Inc. ........................ 2,571 87,928
S-1 Corp. ......................... 854 62,108
Waste Management, Inc. ............... 4,919 689,201
2,596,716
Communications Equipment — 0.0%
Arista Networks, Inc.
(e)
................ 589 213,401
Cisco Systems, Inc. .................. 47,490 2,516,970
F5 Networks, Inc.
(e)
.................. 708 132,155
Juniper Networks, Inc. ................ 5,225 142,904
Motorola Solutions, Inc. ............... 1,874 406,377
ZTE Corp., Class A .................. 434,500 2,229,516
5,641,323
Construction & Engineering — 0.1%
Mcdermott International Ltd.
(e)
........... 165,884 81,283
Quanta Services, Inc. ................. 1,542 139,659
Vinci SA .......................... 102,971 11,007,382
11,228,324
Security
Shares
Shares Value
Construction Materials — 0.0%
BBMG Corp., Class H ................. 331,000 $ 62,190
James Hardie Industries plc, CDI ......... 11,276 382,618
Martin Marietta Materials, Inc. ........... 675 237,472
Siam Cement PCL (The), NVDR .......... 208,700 2,815,204
Vulcan Materials Co. ................. 1,469 255,709
3,753,193
Consumer Finance — 0.3%
American Express Co. ................ 10,204 1,686,007
Capital One Financial Corp. ............. 11,400 1,763,466
Cembra Money Bank AG ............... 28,628 3,211,795
Discover Financial Services ............. 3,316 392,250
Hotai Finance Co. Ltd. ................ 135,000 420,028
Kaspi.KZ JSC, GDR .................. 194,434 20,610,004
SBI Cards & Payment Services Ltd.
(e)
...... 1,042,491 13,625,478
Synchrony Financial .................. 288,226 13,984,725
55,693,753
Containers & Packaging — 0.0%
Amcor plc ......................... 19,795 226,851
Avery Dennison Corp. ................. 915 192,370
Ball Corp. ......................... 3,696 299,450
International Paper Co. ................ 4,450 272,829
Packaging Corp. of America ............ 1,096 148,420
Sealed Air Corp. .................... 1,662 98,473
WestRock Co. ...................... 2,753 146,515
1,384,908
Distributors — 0.0%
Genuine Parts Co. ................... 41,874 5,295,805
LKQ Corp.
(e)
....................... 3,039 149,579
Pool Corp. ........................ 788 361,424
5,806,808
Diversified Consumer Services — 0.0%
Fu Shou Yuan International Group Ltd. ..... 388,000 379,146
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(e)
....... 20,929 5,816,588
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 327,970 9,438,976
BCE, Inc. ......................... 10,787 531,953
Cellnex Telecom SA
(b)
................. 721,508 46,018,708
Chunghwa Telecom Co. Ltd. ............ 566,000 2,309,659
Emirates Telecommunications Group Co. PJSC 126,598 758,247
Hellenic Telecommunications Organization SA 651,334 10,938,341
HKT Trust & HKT Ltd.
(g)
................ 2,760,000 3,759,328
KT Corp. ......................... 72,628 2,049,758
KT Corp., ADR ..................... 54,943 766,455
LG Uplus Corp. ..................... 69,355 945,583
Lumen Technologies, Inc. .............. 10,677 145,100
Ooredoo QPSC ..................... 121,899 240,293
Orange Polska SA
(e)
.................. 135,158 237,857
Rostelecom PJSC ................... 199,404 278,459
Saudi Telecom Co. ................... 41,853 1,469,393
Singapore Telecommunications Ltd. ....... 584,500 995,393
Telecom Italia SpA ................... 992,077 526,245
Telefonica Brasil SA .................. 36,808 310,964
Telefonica Brasil SA, ADR .............. 32,692 277,882
Telekom Malaysia Bhd. ................ 489,200 715,547
TELUS Corp. ...................... 1,100,102 24,671,536
Turk Telekomunikasyon A/S ............. 521,397 397,631
Verizon Communications, Inc. ........... 129,922 7,279,530
115,062,838

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Electric Utilities — 0.9%
Alliant Energy Corp. .................. 2,673 $ 149,047
American Electric Power Co., Inc. ......... 6,451 545,690
AusNet Services Ltd. ................. 2,066,284 2,708,217
CEZ A/S .......................... 13,293 394,205
CK Infrastructure Holdings Ltd. ........... 91,500 545,058
CLP Holdings Ltd. ................... 47,500 469,435
CPFL Energia SA .................... 184,276 995,145
Duke Energy Corp. .................. 189,993 18,756,109
Edison International .................. 37,970 2,195,425
EDP - Energias de Portugal SA .......... 2,741,108 14,528,702
Endesa SA ........................ 445,986 10,826,665
Enel Americas SA ................... 10,715,340 1,572,888
Enel Americas SA, ADR ............... 150,704 1,088,083
Enel Chile SA ...................... 4,911,527 282,564
Enel SpA ......................... 1,748,899 16,252,301
Entergy Corp. ...................... 2,526 251,842
Evergy, Inc. ........................ 2,327 140,621
Eversource Energy .................. 146,614 11,764,307
Exelon Corp. ....................... 10,429 462,109
FirstEnergy Corp. ................... 199,195 7,412,046
Hydro One Ltd.
(b)
.................... 31,165 753,230
Iberdrola SA ....................... 734,305 8,954,598
NextEra Energy, Inc. ................. 364,529 26,712,685
NRG Energy, Inc. .................... 2,472 99,622
Pinnacle West Capital Corp. ............ 1,214 99,512
Power Assets Holdings Ltd. ............. 312,000 1,914,451
PPL Corp. ........................ 9,612 268,848
Southern Co. (The) .................. 324,732 19,649,533
Tenaga Nasional Bhd. ................ 617,000 1,455,526
Xcel Energy, Inc. .................... 190,777 12,568,389
163,816,853
Electrical Equipment — 0.2%
AMETEK, Inc. ...................... 2,765 369,127
Eaton Corp. plc ..................... 4,644 688,148
Emerson Electric Co. ................. 57,563 5,539,863
Generac Holdings, Inc.
(e)
............... 678 281,472
Legrand SA ....................... 14,594 1,546,721
Nidec Corp. ....................... 15,000 1,724,853
Rockwell Automation, Inc. .............. 1,490 426,170
Schneider Electric SE ................. 137,059 21,606,601
Shanghai Electric Group Co. Ltd., Class H
(e)
.. 230,000 61,340
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 2,302,300 3,865,991
36,110,286
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings, Inc. ......... 111,500 834,183
Amphenol Corp., Class A .............. 6,424 439,466
CDW Corp. ........................ 1,561 272,629
China Railway Signal & Communication Corp.
Ltd., Class A ..................... 629,103 553,188
Corning, Inc. ....................... 8,165 333,948
Delta Electronics, Inc. ................. 57,000 619,240
IPG Photonics Corp.
(e)
................ 383 80,725
Keyence Corp. ..................... 4,600 2,316,668
Keysight Technologies, Inc.
(e)
............ 2,012 310,673
Merry Electronics Co. Ltd. .............. 51,000 192,954
Shimadzu Corp. ..................... 11,900 459,825
Synnex Technology International Corp. ..... 852,000 1,556,078
TE Connectivity Ltd. .................. 84,860 11,473,920
Trimble, Inc.
(e)
...................... 2,705 221,350
Unimicron Technology Corp. ............ 2,949,000 13,639,541
Venture Corp. Ltd. ................... 245,000 3,504,958
WPG Holdings Ltd. .................. 900,000 1,650,901
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(e)
....... 582 $ 308,163
38,768,410
Energy Equipment & Services — 0.0%
Baker Hughes Co. ................... 9,094 207,980
Halliburton Co. ..................... 9,510 219,871
NOV, Inc.
(e)
........................ 6,475 99,197
Schlumberger NV ................... 23,949 766,607
1,293,655
Entertainment — 0.2%
Activision Blizzard, Inc. ................ 58,566 5,589,539
Capcom Co. Ltd. .................... 3,200 93,532
Electronic Arts, Inc. .................. 18,749 2,696,669
Live Nation Entertainment, Inc.
(e)
......... 1,554 136,115
NCSoft Corp. ...................... 16,463 11,978,851
NetEase, Inc. ...................... 102,800 2,362,468
NetEase, Inc., ADR .................. 20,458 2,357,785
Netflix, Inc.
(e)
....................... 4,774 2,521,674
NHN Corp.
(e)
....................... 7,018 519,638
Nintendo Co. Ltd. .................... 5,800 3,356,303
Take-Two Interactive Software, Inc.
(e)
....... 11,183 1,979,615
Walt Disney Co. (The)
(e)
............... 19,643 3,452,650
37,044,839
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ....... 111,960 20,370,002
American Tower Corp. ................ 108,251 29,242,925
Assura plc ........................ 29,361,786 30,019,602
AvalonBay Communities, Inc. ........... 1,475 307,818
Boston Properties, Inc. ................ 193,573 22,181,530
Community Healthcare Trust, Inc. ......... 159,503 7,570,012
Covivio .......................... 213,183 18,250,015
Cromwell European REIT .............. 5,039,420 14,878,976
Crown Castle International Corp. ......... 202,783 39,562,963
Digital Realty Trust, Inc. ............... 244,985 36,860,443
Duke Realty Corp. ................... 4,071 192,762
EPR Properties
(e)
.................... 355,807 18,743,913
Equinix, Inc. ....................... 53,184 42,685,478
Equity Residential ................... 12,867 990,759
ESR Kendall Square REIT Co. Ltd.
(e)
....... 2,880,807 19,264,096
Essex Property Trust, Inc. .............. 710 213,007
Extra Space Storage, Inc. .............. 4,623 757,340
Federal Realty Investment Trust .......... 991 116,115
Goodman Group .................... 2,357,729 37,312,664
Healthpeak Properties, Inc. ............. 7,141 237,724
Host Hotels & Resorts, Inc.
(e)
............ 7,887 134,789
Iron Mountain, Inc. ................... 39,802 1,684,421
Kimco Realty Corp. .................. 4,575 95,389
LondonMetric Property plc .............. 3,408,588 10,903,515
Medical Properties Trust, Inc. ............ 1,511,681 30,384,788
Mid-America Apartment Communities, Inc. ... 1,180 198,736
Outfront Media, Inc.
(e)
................. 1,183,557 28,440,875
Prologis, Inc. ....................... 322,691 38,571,255
Public Storage ...................... 19,056 5,729,949
Realty Income Corp. .................. 5,563 371,275
Regency Centers Corp. ............... 1,586 101,615
Rexford Industrial Realty, Inc. ........... 405,433 23,089,409
SBA Communications Corp. ............ 43,040 13,716,848
Secure Income REIT plc ............... 2,144,588 11,261,908
Simon Property Group, Inc. ............. 4,031 525,965
SL Green Realty Corp. ................ 188,735 15,098,800
Spirit Realty Capital, Inc. ............... 442,792 21,183,169
Sun Communities, Inc. ................ 133,073 22,808,712
Target Healthcare REIT plc ............. 9,552,270 15,248,558
UDR, Inc. ......................... 543,818 26,636,206

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc. ....................... 4,661 $ 266,143
VICI Properties, Inc. .................. 469,201 14,554,615
Vornado Realty Trust ................. 3,167 147,804
Warehouses De Pauw CVA ............. 593,653 22,677,195
Welltower, Inc. ...................... 325,972 27,088,273
Weyerhaeuser Co. ................... 8,088 278,389
670,956,745
Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co. .......... 6,521 215,376
BGF retail Co. Ltd. ................... 3,203 510,834
Clicks Group Ltd. .................... 66,508 1,144,282
Costco Wholesale Corp. ............... 13,079 5,174,968
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A ........................ 81,600 644,797
Dino Polska SA
(b)(e)
................... 5,777 424,365
Etablissements Franz Colruyt NV ......... 23,695 1,325,024
ICA Gruppen AB .................... 14,927 694,713
J Sainsbury plc ..................... 187,829 706,965
Kesko OYJ, Class B .................. 12,195 450,318
Kroger Co. (The) .................... 8,224 315,061
Lawson, Inc. ....................... 17,200 796,645
President Chain Store Corp. ............ 114,000 1,075,763
Shoprite Holdings Ltd. ................ 8,109 88,268
Sun Art Retail Group Ltd.
(e)
............. 127,500 94,942
Sysco Corp. ....................... 5,984 465,256
Walgreens Boots Alliance, Inc. ........... 8,686 456,970
Wal-Mart de Mexico SAB de CV .......... 6,552,705 21,402,961
Walmart, Inc. ....................... 15,491 2,184,541
X5 Retail Group NV, GDR .............. 125,511 4,403,569
42,575,618
Food Products — 0.3%
Almarai Co. JSC .................... 25,021 423,083
Archer-Daniels-Midland Co. ............. 6,022 364,933
Campbell Soup Co. .................. 2,013 91,773
China Feihe Ltd.
(b)
................... 6,948,000 14,980,049
China Mengniu Dairy Co. Ltd.
(e)
.......... 2,349,000 14,190,905
Conagra Brands, Inc. ................. 5,258 191,286
Dali Foods Group Co. Ltd.
(b)
............. 469,500 279,972
General Mills, Inc. ................... 6,633 404,149
Grupo Bimbo SAB de CV .............. 212,484 467,947
Hershey Co. (The) ................... 1,540 268,237
Hormel Foods Corp. .................. 3,127 149,314
Indofood Sukses Makmur Tbk. PT ........ 456,900 194,709
IOI Corp. Bhd. ...................... 58,100 52,621
JM Smucker Co. (The) ................ 4,161 539,141
Kellogg Co. ........................ 17,474 1,124,102
Kraft Heinz Co. (The) ................. 6,978 284,563
Kuala Lumpur Kepong Bhd. ............. 55,200 270,715
Lamb Weston Holdings, Inc. ............ 1,574 126,959
McCormick & Co., Inc. (Non-Voting) ....... 2,650 234,048
Mondelez International, Inc., Class A ....... 15,099 942,781
Nestle Malaysia Bhd. ................. 30,800 989,307
Nestle SA (Registered) ................ 156,851 19,551,019
PPB Group Bhd. .................... 86,100 379,533
Savola Group (The) .................. 13,678 157,452
Tiger Brands Ltd. .................... 10,376 151,862
Tingyi Cayman Islands Holding Corp. ...... 894,000 1,784,807
Toyo Suisan Kaisha Ltd. ............... 1,500 57,814
Tyson Foods, Inc., Class A ............. 3,036 223,935
Uni-President China Holdings Ltd. ........ 298,000 328,796
Uni-President Enterprises Corp. .......... 408,000 1,071,386
Want Want China Holdings Ltd. .......... 2,778,000 1,966,997
Security
Shares
Shares Value
Food Products (continued)
Wilmar International Ltd. ............... 195,100 $ 654,122
62,898,317
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 49,841 4,790,219
Beijing Enterprises Holdings Ltd. ......... 208,000 737,961
ENN Energy Holdings Ltd. .............. 1,799,000 34,191,337
Hong Kong & China Gas Co. Ltd. ......... 93,450 145,102
Kunlun Energy Co. Ltd. ................ 15,228,000 14,018,728
Petronas Gas Bhd. ................... 86,700 323,702
Snam SpA ........................ 33,070 191,302
Tokyo Gas Co. Ltd. .................. 208,300 3,928,887
UGI Corp. ......................... 7,558 350,011
58,677,249
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 19,136 2,218,436
ABIOMED, Inc.
(e)
.................... 1,889 589,576
Align Technology, Inc.
(e)
................ 10,131 6,190,041
Ansell Ltd. ........................ 235,522 7,682,826
Baxter International, Inc. ............... 5,474 440,657
Becton Dickinson and Co. .............. 3,140 763,617
Boston Scientific Corp.
(e)
............... 15,341 655,981
Coloplast A/S, Class B ................ 2,718 446,250
Cooper Cos., Inc. (The) ............... 536 212,401
Danaher Corp. ..................... 6,895 1,850,342
Demant A/S
(e)
...................... 3,888 219,106
Dentsply Sirona, Inc. ................. 2,422 153,216
DexCom, Inc.
(e)
..................... 1,023 436,821
Edwards Lifesciences Corp.
(e)
........... 6,698 693,712
Fisher & Paykel Healthcare Corp. Ltd. ...... 23,443 509,989
Hologic, Inc.
(e)
...................... 2,754 183,747
Hoya Corp. ........................ 1,100 145,497
IDEXX Laboratories, Inc.
(e)
.............. 2,568 1,621,820
Intuitive Surgical, Inc.
(e)
................ 1,275 1,172,541
Koninklijke Philips NV ................. 234,347 11,631,621
Medtronic plc ...................... 96,248 11,947,264
ResMed, Inc. ...................... 1,555 383,339
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 7,634 565,509
Sonova Holding AG (Registered) ......... 1,063 400,384
STERIS plc ........................ 969 199,905
Straumann Holding AG (Registered) ....... 1,530 2,440,417
Stryker Corp. ...................... 3,540 919,444
Sysmex Corp. ...................... 5,300 628,764
Teleflex, Inc. ....................... 500 200,895
West Pharmaceutical Services, Inc. ....... 805 289,076
Zimmer Biomet Holdings, Inc. ........... 2,216 356,377
56,149,571
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. .............. 1,644 188,222
Anthem, Inc. ....................... 4,440 1,695,192
Bangkok Dusit Medical Services PCL, NVDR . 2,638,600 1,895,442
Cardinal Health, Inc. .................. 4,030 230,073
Centene Corp.
(e)
.................... 6,572 479,296
Cigna Corp. ....................... 4,554 1,079,617
CVS Health Corp. ................... 14,667 1,223,814
DaVita, Inc.
(e)
....................... 836 100,679
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 3,863 168,496
HCA Healthcare, Inc. ................. 2,873 593,964
Henry Schein, Inc.
(e)
.................. 1,594 118,259
Humana, Inc. ...................... 1,425 630,876
IHH Healthcare Bhd. ................. 287,500 378,809
Laboratory Corp. of America Holdings
(e)
..... 1,055 291,022

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
McKesson Corp. .................... 6,732 $ 1,287,428
Notre Dame Intermedica Participacoes SA ... 787,064 13,466,393
Quest Diagnostics, Inc. ................ 3,914 516,531
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 295,800 646,003
Sinopharm Group Co. Ltd., Class H ....... 680,400 2,018,569
Sonic Healthcare Ltd. ................. 12,553 361,720
UnitedHealth Group, Inc. ............... 72,969 29,219,706
Universal Health Services, Inc., Class B .... 790 115,680
56,705,791
Health Care Technology — 0.0%
Cerner Corp. ....................... 41,077 3,210,578
M3, Inc. .......................... 10,000 728,583
Veeva Systems, Inc., Class A
(e)
.......... 369 114,741
4,053,902
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
(e)
............... 441 964,948
Caesars Entertainment, Inc.
(e)
........... 2,248 233,230
Carnival Corp.
(e)
..................... 11,173 294,520
Chipotle Mexican Grill, Inc.
(e)
............ 311 482,156
Darden Restaurants, Inc. .............. 1,438 209,934
Domino's Pizza, Inc. .................. 421 196,392
Evolution AB
(b)
...................... 2,939 464,897
Expedia Group, Inc.
(e)
................. 1,431 234,269
Genting Malaysia Bhd. ................ 694,600 463,457
Hilton Worldwide Holdings, Inc.
(e)
......... 2,936 354,140
Las Vegas Sands Corp.
(e)
.............. 4,536 239,002
Leejam Sports Co. JSC
(e)
.............. 12,768 264,851
Marriott International, Inc., Class A
(e)
....... 3,129 427,171
McDonald's Corp. ................... 8,046 1,858,546
MGM Resorts International ............. 5,491 234,191
Norwegian Cruise Line Holdings Ltd.
(e)
...... 5,438 159,932
Penn National Gaming, Inc.
(e)
............ 1,604 122,690
Royal Caribbean Cruises Ltd.
(e)
.......... 3,244 276,648
Seera Group Holding
(e)
................ 58,656 339,368
SJM Holdings Ltd.
(e)
.................. 10,194,000 11,127,495
Starbucks Corp. ..................... 12,687 1,418,534
Wynn Resorts Ltd.
(e)
.................. 1,809 221,241
Yum China Holdings, Inc. .............. 304,823 20,194,524
Yum China Holdings, Inc. .............. 8,550 557,436
Yum! Brands, Inc. ................... 3,183 366,141
41,705,713
Household Durables — 0.2%
Arcelik A/S ........................ 88,234 301,730
Coway Co. Ltd. ..................... 3,716 259,290
DR Horton, Inc. ..................... 3,741 338,074
Garmin Ltd. ........................ 1,572 227,374
Haier Smart Home Co. Ltd., Class A ....... 2,802,708 11,228,624
Haier Smart Home Co. Ltd., Class H
(e)
...... 907,800 3,166,030
Leggett & Platt, Inc. .................. 1,433 74,244
Lennar Corp., Class A ................. 3,032 301,229
Mohawk Industries, Inc.
(e)
.............. 647 124,347
Newell Brands, Inc. .................. 4,118 113,122
NVR, Inc.
(e)
........................ 39 193,959
Persimmon plc ..................... 256,052 10,488,820
PulteGroup, Inc. .................... 2,992 163,273
Whirlpool Corp. ..................... 682 148,690
27,128,806
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 2,770 236,059
Clorox Co. (The) .................... 1,360 244,678
Colgate-Palmolive Co. ................ 9,224 750,372
Hindustan Unilever Ltd. ................ 3,281 109,212
Security
Shares
Shares Value
Household Products (continued)
Kimberly-Clark Corp. ................. 3,623 $ 484,685
Pigeon Corp. ....................... 4,900 138,200
Procter & Gamble Co. (The) ............ 44,844 6,050,801
Reckitt Benckiser Group plc ............. 362,831 32,056,197
Vinda International Holdings Ltd. ......... 76,000 233,984
40,304,188
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 7,188 187,391
China Yangtze Power Co. Ltd., Class A ..... 588,200 1,877,068
Datang International Power Generation Co.
Ltd., Class H ..................... 888,000 148,542
ERG SpA ......................... 89,852 2,664,984
Unipro PJSC ....................... 1,850,885 69,807
4,947,792
Industrial Conglomerates — 0.1%
3M Co. ........................... 45,245 8,987,015
CITIC Ltd. ......................... 246,000 264,891
General Electric Co. .................. 101,320 1,363,767
Industries Qatar QSC ................. 111,170 398,185
Roper Technologies, Inc. ............... 1,216 571,763
Sime Darby Bhd. .................... 456,800 239,871
11,825,492
Insurance — 0.9%
Aflac, Inc. ......................... 8,495 455,842
AIA Group Ltd. ..................... 85,600 1,061,917
Allianz SE (Registered) ................ 37,830 9,440,740
Allstate Corp. (The) .................. 3,315 432,409
American Financial Group, Inc. .......... 29,047 3,622,742
American International Group, Inc. ........ 9,292 442,299
Aon plc, Class A .................... 2,656 634,147
Arthur J Gallagher & Co. ............... 2,336 327,227
Assurant, Inc. ...................... 110,483 17,255,235
BB Seguridade Participacoes SA ......... 2,882,020 13,437,220
Bupa Arabia for Cooperative Insurance Co. .. 7,872 260,679
China Life Insurance Co. Ltd., Class H ..... 329,000 652,282
China Pacific Insurance Group Co. Ltd., Class
H ............................ 87,400 274,547
Chubb Ltd. ........................ 5,224 830,302
Cincinnati Financial Corp. .............. 1,833 213,764
Direct Line Insurance Group plc .......... 2,411,284 9,510,621
Everest Re Group Ltd. ................ 644 162,294
Gjensidige Forsikring ASA .............. 318,532 7,023,150
Globe Life, Inc. ..................... 1,596 152,019
Great-West Lifeco, Inc. ................ 8,127 241,397
Hartford Financial Services Group, Inc. (The) . 5,374 333,027
HDFC Life Insurance Co. Ltd.
(b)
.......... 251,702 2,326,623
ICICI Lombard General Insurance Co. Ltd.
(b)
.. 3,516 74,191
Lincoln National Corp. ................ 2,982 187,389
Loews Corp. ....................... 3,158 172,585
Marsh & McLennan Cos., Inc. ........... 5,899 829,871
Medibank Pvt Ltd. ................... 83,386 197,693
MetLife, Inc. ....................... 9,150 547,627
MS&AD Insurance Group Holdings, Inc. .... 48,500 1,402,242
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 13,891 3,806,978
New China Life Insurance Co. Ltd., Class H .. 217,300 740,942
People's Insurance Co. Group of China Ltd.
(The), Class H .................... 773,000 257,747
Phoenix Group Holdings plc ............ 1,242,476 11,630,853
PICC Property & Casualty Co. Ltd., Class H .. 572,000 500,344
Powszechny Zaklad Ubezpieczen SA
(e)
..... 52,327 503,894
Principal Financial Group, Inc. ........... 3,945 249,284
Progressive Corp. (The) ............... 128,409 12,611,048

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Insurance (continued)
Prudential Financial, Inc. ............... 5,027 $ 515,117
Prudential plc ...................... 1,324,415 25,198,027
Qatar Insurance Co. SAQ
(e)
............. 72,642 48,745
QBE Insurance Group Ltd. ............. 9,118 73,578
Samsung Fire & Marine Insurance Co. Ltd. .. 1,494 292,617
SCOR SE
(e)
........................ 203,158 6,467,565
Travelers Cos., Inc. (The) .............. 12,397 1,855,955
Tryg A/S .......................... 256,949 6,311,378
Unum Group ....................... 4,660 132,344
Willis Towers Watson plc ............... 2,524 580,570
WR Berkley Corp. ................... 1,637 121,842
Zurich Insurance Group AG ............. 28,523 11,456,703
155,857,612
Interactive Media & Services — 0.5%
Alphabet, Inc., Class A
(e)
............... 4,454 10,875,732
Alphabet, Inc., Class C
(e)
............... 5,031 12,609,296
Auto Trader Group plc
(b)(e)
.............. 893,703 7,827,056
Baidu, Inc., Class A
(e)
................. 2,450 62,842
Facebook, Inc., Class A
(e)
.............. 33,922 11,795,019
Kakao Corp. ....................... 104,252 15,100,126
NAVER Corp. ...................... 8,478 3,145,921
REA Group Ltd. ..................... 3,671 465,150
Tencent Holdings Ltd. ................. 409,600 30,839,812
Twitter, Inc.
(e)
....................... 60,817 4,184,818
96,905,772
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
(e)
............ 28,800 816,591
Alibaba Group Holding Ltd., ADR
(e)
........ 10,286 2,332,659
Amazon.com, Inc.
(e)
.................. 9,363 32,210,218
eBay, Inc. ......................... 7,035 493,927
Etsy, Inc.
(e)
........................ 1,368 281,589
HelloFresh SE
(e)
..................... 1,535 149,216
JD.com, Inc., ADR
(e)
.................. 36,833 2,939,642
Naspers Ltd., Class N ................. 1,228 258,920
Tongcheng-Elong Holdings Ltd.
(e)
......... 80,400 201,213
Trip.com Group Ltd., ADR
(e)
............. 11,211 397,542
40,081,517
IT Services — 1.0%
Accenture plc, Class A ................ 44,281 13,053,596
Akamai Technologies, Inc.
(e)
............. 1,783 207,898
Amadeus IT Group SA
(e)
............... 189,200 13,337,963
Automatic Data Processing, Inc. .......... 7,367 1,463,233
Broadridge Financial Solutions, Inc. ....... 1,277 206,274
CGI, Inc., Class A
(e)
.................. 7,595 688,611
Cognizant Technology Solutions Corp., Class A 18,932 1,311,230
DXC Technology Co.
(e)
................ 4,096 159,498
Fidelity National Information Services, Inc. ... 183,781 26,036,254
Fiserv, Inc.
(e)
....................... 6,512 696,068
FleetCor Technologies, Inc.
(e)
............ 1,042 266,814
Gartner, Inc.
(e)
...................... 1,171 283,616
GDS Holdings Ltd., Class A
(e)
............ 1,363,500 13,393,193
GDS Holdings Ltd., ADR
(e)
.............. 186,530 14,640,740
Global Payments, Inc. ................ 3,444 645,888
Infosys Ltd. ........................ 198,893 4,207,580
Infosys Ltd., ADR .................... 483,572 10,246,891
International Business Machines Corp. ..... 10,396 1,523,950
Jack Henry & Associates, Inc. ........... 1,073 175,446
Mastercard, Inc., Class A ............... 9,752 3,560,358
Paychex, Inc. ...................... 109,716 11,772,527
PayPal Holdings, Inc.
(e)
................ 15,711 4,579,442
Samsung SDS Co. Ltd. ................ 4,974 816,915
Shopify, Inc., Class A
(e)
................ 577 843,842
Square, Inc., Class A
(e)
................ 1,575 383,985
Security
Shares
Shares Value
IT Services (continued)
SUNeVision Holdings Ltd. .............. 7,036,000 $ 7,211,708
Switch, Inc., Class A .................. 140,870 2,973,766
Tata Consultancy Services Ltd. .......... 63,161 2,846,387
VeriSign, Inc.
(e)
..................... 1,274 290,077
Visa, Inc., Class A ................... 154,851 36,207,261
Western Union Co. (The) .............. 4,580 105,203
Wipro Ltd. ......................... 73,192 537,153
174,673,367
Leisure Products — 0.1%
Hasbro, Inc. ....................... 178,711 16,891,764
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 19,177 2,834,552
Bio-Rad Laboratories, Inc., Class A
(e)
....... 229 147,542
Charles River Laboratories International, Inc.
(e)
539 199,387
Hangzhou Tigermed Consulting Co. Ltd., Class
H
(b)
........................... 72,200 1,692,151
Illumina, Inc.
(e)
...................... 1,733 820,073
IQVIA Holdings, Inc.
(e)
................. 2,093 507,176
Joinn Laboratories China Co. Ltd., Class A ... 430,144 12,206,210
Joinn Laboratories China Co. Ltd., Class H
(b)
. 107,380 1,725,118
Lonza Group AG (Registered) ........... 18,641 13,215,663
Mettler-Toledo International, Inc.
(e)
........ 252 349,106
PerkinElmer, Inc. .................... 1,280 197,645
Thermo Fisher Scientific, Inc. ............ 4,253 2,145,511
Waters Corp.
(e)
..................... 652 225,338
WuXi AppTec Co. Ltd., Class A ........... 30,068 726,732
WuXi AppTec Co. Ltd., Class H
(b)
......... 32,040 747,864
Wuxi Biologics Cayman, Inc.
(b)(e)
.......... 67,500 1,235,945
38,976,013
Machinery — 0.4%
Alfa Laval AB ...................... 215,057 7,601,241
Atlas Copco AB, Class A ............... 48,322 2,967,376
Caterpillar, Inc. ..................... 10,878 2,367,379
Cummins, Inc. ...................... 1,769 431,300
Deere & Co. ....................... 7,083 2,498,245
Dover Corp. ....................... 2,264 340,958
Epiroc AB, Class A ................... 72,480 1,649,910
FANUC Corp. ...................... 13,100 3,141,352
Fortive Corp. ....................... 5,099 355,604
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 1,961,894 12,241,084
IDEX Corp. ........................ 1,078 237,214
Illinois Tool Works, Inc. ................ 3,552 794,085
Ingersoll Rand, Inc.
(e)
................. 4,738 231,262
Kone OYJ, Class B .................. 121,850 9,944,693
Makita Corp. ....................... 7,300 343,736
Otis Worldwide Corp. ................. 225,286 18,421,636
PACCAR, Inc. ...................... 4,303 384,043
Parker-Hannifin Corp. ................. 1,503 461,586
Pentair plc ........................ 2,398 161,841
SMC Corp. ........................ 2,600 1,538,146
Snap-on, Inc. ...................... 27,069 6,048,027
Stanley Black & Decker, Inc. ............ 2,237 458,563
Techtronic Industries Co. Ltd. ............ 84,500 1,472,579
Thermax Ltd.
(e)
..................... 4,660 93,179
Wartsila OYJ Abp .................... 19,200 285,257
Westinghouse Air Brake Technologies Corp. .. 3,190 262,537
Xylem, Inc. ........................ 2,292 274,948
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .......... 1,052,800 1,502,268
76,510,049

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Marine — 0.0%
AP Moller - Maersk A/S, Class B .......... 304 $ 875,189
Kuehne + Nagel International AG (Registered) 19,626 6,717,181
MISC Bhd. ........................ 213,300 348,614
Projector SA
(c)(e)
..................... 24,388 —
7,940,984
Media — 0.1%
Charter Communications, Inc., Class A
(e)
.... 1,514 1,092,275
Comcast Corp., Class A ............... 358,232 20,426,389
Discovery, Inc., Class A
(e)
.............. 1,753 53,782
Discovery, Inc., Class C
(e)
.............. 3,190 92,446
DISH Network Corp., Class A
(e)
.......... 2,539 106,130
Fox Corp., Class A ................... 6,338 235,330
Fox Corp., Class B ................... 1,673 58,890
Interpublic Group of Cos., Inc. (The) ....... 4,184 135,938
MultiChoice Group ................... 27,862 228,945
News Corp., Class A .................. 4,257 109,703
News Corp., Class B ................. 1,327 32,312
Omnicom Group, Inc. ................. 2,285 182,777
Sirius XM Holdings, Inc. ............... 275,299 1,800,456
Telenet Group Holding NV .............. 18,261 687,911
ViacomCBS, Inc. .................... 6,085 275,042
25,518,326
Metals & Mining — 0.2%
Alrosa PJSC ....................... 1,360,186 2,500,649
Angang Steel Co. Ltd., Class H .......... 348,000 220,319
China Molybdenum Co. Ltd., Class H ...... 22,680,000 13,439,340
Freeport-McMoRan, Inc. ............... 15,778 585,522
Hochschild Mining plc ................. 107,064 227,477
Industrias Penoles SAB de CV
(e)
.......... 13,571 187,893
Newmont Corp. ..................... 8,672 549,631
Novolipetsk Steel PJSC ............... 3,472,882 10,920,667
Nucor Corp. ....................... 3,474 333,261
Wheaton Precious Metals Corp. .......... 127,615 5,625,108
34,589,867
Multiline Retail — 0.1%
Dollar General Corp. ................. 2,682 580,358
Dollar Tree, Inc.
(e)
.................... 2,556 254,322
Fix Price Group Ltd., GDR
(e)
............. 1,288,052 11,270,455
Target Corp. ....................... 12,106 2,926,504
15,031,639
Multi-Utilities — 0.5%
AGL Energy Ltd. .................... 116,288 714,453
Ameren Corp. ...................... 111,296 8,908,132
Atco Ltd., Class I .................... 8,443 299,415
CenterPoint Energy, Inc. ............... 365,652 8,965,787
CMS Energy Corp. ................... 119,789 7,077,134
Consolidated Edison, Inc. .............. 17,726 1,271,309
Dominion Energy, Inc. ................. 268,243 19,734,638
DTE Energy Co. .................... 2,027 262,699
National Grid plc .................... 935,097 11,894,127
NiSource, Inc. ...................... 273,725 6,706,262
Public Service Enterprise Group, Inc. ...... 171,738 10,259,628
Qatar Electricity & Water Co. QSC ........ 31,180 140,299
Sempra Energy ..................... 92,796 12,293,614
WEC Energy Group, Inc. ............... 43,230 3,845,309
92,372,806
Oil, Gas & Consumable Fuels — 0.9%
APA Corp. ........................ 4,063 87,883
Cabot Oil & Gas Corp. ................ 4,521 78,937
California Resources Corp.
(e)
............ 3,020 91,023
Cheniere Energy, Inc.
(e)
................ 7,541 654,106
Chesapeake Energy Corp. ............. 139,612 7,248,655
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. ...................... 53,821 $ 5,637,211
China Petroleum & Chemical Corp., Class A .. 4,173,200 2,814,424
China Petroleum & Chemical Corp., Class H . 26,770,000 13,606,122
ConocoPhillips ..................... 14,761 898,945
Devon Energy Corp. .................. 6,390 186,524
Diamondback Energy, Inc. .............. 1,867 175,293
Enbridge, Inc. ...................... 517,519 20,719,964
Energy Transfer LP .................. 109,466 1,163,624
Enterprise Products Partners LP .......... 76,777 1,852,629
EOG Resources, Inc. ................. 37,914 3,163,544
Equinor ASA ....................... 240,361 5,088,086
Equitrans Midstream Corp. ............. 48,639 413,918
Extraction Oil & Gas, Inc., (Acquired 03/5/21,
cost $1,050,145)
(e)(h)
................ 29,987 1,639,725
Exxon Mobil Corp. ................... 45,737 2,885,090
Formosa Petrochemical Corp.
(e)
.......... 62,000 236,939
Gibson Energy, Inc. .................. 29,794 570,835
Hess Corp. ........................ 3,023 263,968
Kinder Morgan, Inc. .................. 228,427 4,164,224
LUKOIL PJSC ...................... 64,732 5,989,021
LUKOIL PJSC, ADR .................. 231,130 21,451,736
Magellan Midstream Partners LP ......... 33,774 1,651,886
Marathon Oil Corp. ................... 8,688 118,331
Marathon Petroleum Corp. ............. 7,038 425,236
Occidental Petroleum Corp. ............. 9,050 282,993
ONEOK, Inc. ....................... 7,201 400,664
Pembina Pipeline Corp. ............... 228,509 7,261,189
PetroChina Co. Ltd., Class A ............ 1,672,900 1,369,085
PetroChina Co. Ltd., Class H ............ 424,000 207,637
Petroleo Brasileiro SA, ADR ............ 476,122 5,822,972
Petronas Dagangan Bhd. .............. 35,200 157,783
Petronet LNG Ltd. ................... 3,479,127 10,576,137
Phillips 66 ......................... 4,686 402,152
Phillips 66 Partners LP ................ 28,607 1,128,832
Pioneer Natural Resources Co. .......... 2,520 409,550
Plains All American Pipeline LP .......... 155,510 1,766,594
Plains GP Holdings LP, Class A
(e)
......... 417,539 4,985,416
PTT Exploration & Production PCL, NVDR ... 19,300 70,621
Qatar Gas Transport Co. Ltd. ............ 497,810 403,535
Saudi Arabian Oil Co.
(b)
................ 201,677 1,887,395
Targa Resources Corp. ................ 123,595 5,493,798
TC Energy Corp. .................... 5,817 288,058
Valero Energy Corp. .................. 4,312 336,681
Williams Cos., Inc. (The) ............... 327,200 8,687,160
155,216,131
Paper & Forest Products — 0.1%
Empresas CMPC SA ................. 85,177 202,971
Suzano SA
(e)
....................... 1,005,247 12,106,296
12,309,267
Personal Products — 0.3%
AMOREPACIFIC Group ............... 12,661 719,972
Colgate-Palmolive India Ltd. ............ 53,335 1,210,617
Dabur India Ltd. ..................... 246,796 1,889,661
Estee Lauder Cos., Inc. (The), Class A ..... 60,494 19,241,932
Kao Corp. ......................... 23,300 1,436,680
LG Household & Health Care Ltd. ......... 1,835 2,871,083
L'Oreal SA ........................ 17,622 7,869,877
Marico Ltd. ........................ 206,051 1,472,135
Unilever plc ........................ 363,584 21,245,519
57,957,476
Pharmaceuticals — 1.1%
AstraZeneca plc .................... 319,653 38,404,462
Bristol-Myers Squibb Co. ............... 502,239 33,559,610

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Catalent, Inc.
(e)
..................... 1,794 $ 193,967
China Resources Pharmaceutical Group Ltd.
(b)
586,000 364,937
CSPC Pharmaceutical Group Ltd. ......... 1,141,600 1,648,988
Eli Lilly & Co. ...................... 8,574 1,967,904
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H ........... 104,000 328,543
Johnson & Johnson .................. 97,689 16,093,286
Luye Pharma Group Ltd.
(b)(e)
............. 112,000 73,608
Merck & Co., Inc. .................... 27,344 2,126,543
Novo Nordisk A/S, Class B ............. 363,333 30,414,115
Organon & Co.
(e)
.................... 2,734 82,731
Perrigo Co. plc ..................... 1,463 67,079
Pfizer, Inc. ........................ 272,102 10,655,514
Roche Holding AG ................... 15,707 5,918,997
Sanofi ........................... 446,205 46,879,457
Sanofi India Ltd. .................... 881 90,972
Sino Biopharmaceutical Ltd. ............ 1,035,000 1,014,022
Viatris, Inc. ........................ 16,245 232,141
Zoetis, Inc. ........................ 5,099 950,250
191,067,126
Professional Services — 0.3%
51job, Inc., ADR
(e)
................... 2,752 214,023
Adecco Group AG (Registered) .......... 14,710 1,000,895
Equifax, Inc. ....................... 1,403 336,033
IHS Markit Ltd. ..................... 5,884 662,891
Nielsen Holdings plc .................. 3,843 94,807
Nihon M&A Center, Inc. ................ 2,700 69,931
NMG, Inc.
(e)
........................ 3,714 463,013
Randstad NV ...................... 3,043 233,277
Recruit Holdings Co. Ltd. .............. 11,800 578,658
RELX plc ......................... 1,437,729 38,299,622
Robert Half International, Inc. ............ 6,295 560,066
Teleperformance .................... 19,976 8,112,048
Thomson Reuters Corp. ............... 6,615 657,071
Verisk Analytics, Inc. .................. 1,971 344,373
51,626,708
Real Estate Management & Development — 0.7%
Aldar Properties PJSC ................ 79,017 82,207
Aroundtown SA ..................... 2,656,480 20,726,477
Barwa Real Estate Co. ................ 234,595 189,008
CapitaLand Ltd. ..................... 8,613,500 23,792,476
CBRE Group, Inc., Class A
(e)
............ 3,551 304,427
China Resources Land Ltd. ............. 38,000 153,475
China Vanke Co. Ltd., Class H ........... 82,000 256,292
Daito Trust Construction Co. Ltd. ......... 9,700 1,058,295
Emaar Development PJSC
(e)
............ 157,196 159,165
Emaar Malls PJSC
(e)
.................. 130,402 72,483
ESR Cayman Ltd.
(b)(e)
................. 8,085,400 27,261,876
FirstService Corp. ................... 1,389 238,234
Hang Lung Properties Ltd. .............. 6,158,000 14,934,926
LEG Immobilien SE .................. 53,631 7,720,548
Shenzhen Investment Ltd. .............. 264,000 81,340
Sunac China Holdings Ltd.
(e)
............ 462,000 1,584,217
Vonovia SE ........................ 471,861 30,494,271
129,109,717
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. ........... 99,095 7,619,987
CAR, Inc.
(e)
........................ 359,000 184,019
CJ Logistics Corp.
(e)
.................. 4,673 733,839
CSX Corp. ........................ 359,895 11,545,431
East Japan Railway Co. ............... 68,200 4,863,617
JB Hunt Transport Services, Inc. ......... 925 150,729
Kansas City Southern ................. 13,488 3,822,094
Security
Shares
Shares Value
Road & Rail (continued)
Norfolk Southern Corp. ................ 2,909 $ 772,078
Old Dominion Freight Line, Inc. .......... 1,092 277,150
Seibu Holdings, Inc. .................. 182,300 2,138,061
Union Pacific Corp. .................. 28,826 6,339,702
United International Transportation Co. ..... 17,925 215,741
38,662,448
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.
(e)
.......... 13,059 1,226,632
Advantest Corp. ..................... 1,000 89,787
Analog Devices, Inc. .................. 4,476 770,588
Applied Materials, Inc. ................ 9,897 1,409,333
ASML Holding NV ................... 16,865 11,642,233
Broadcom, Inc. ..................... 4,505 2,148,164
Disco Corp. ........................ 2,500 760,123
Enphase Energy, Inc.
(e)
................ 1,366 250,839
GCL-Poly Energy Holdings Ltd.
(e)
......... 299,000 47,840
Hua Hong Semiconductor Ltd.
(b)(e)(f)
........ 1,688,000 9,318,936
Intel Corp. ........................ 159,388 8,948,042
KLA Corp. ......................... 1,668 540,782
Lam Research Corp. ................. 1,559 1,014,441
Maxim Integrated Products, Inc. .......... 4,847 510,680
MediaTek, Inc. ...................... 406,000 14,001,414
Microchip Technology, Inc. .............. 3,050 456,707
Micron Technology, Inc.
(e)
.............. 12,057 1,024,604
Monolithic Power Systems, Inc. .......... 458 171,040
Nanya Technology Corp. ............... 2,712,000 7,750,427
NVIDIA Corp. ...................... 7,098 5,679,110
NXP Semiconductors NV .............. 2,989 614,897
Phison Electronics Corp. ............... 8,000 137,592
Qorvo, Inc.
(e)
....................... 1,209 236,541
QUALCOMM, Inc. ................... 12,258 1,752,036
Skyworks Solutions, Inc. ............... 1,785 342,274
Taiwan Semiconductor Manufacturing Co. Ltd. 4,255,000 91,644,330
Teradyne, Inc. ...................... 1,841 246,620
Texas Instruments, Inc. ................ 134,105 25,788,392
Tokyo Electron Ltd. .................. 10,800 4,669,751
Xilinx, Inc. ......................... 4,414 638,441
193,832,596
Software — 0.7%
Adobe, Inc.
(e)
....................... 6,491 3,801,389
ANSYS, Inc.
(e)
...................... 930 322,766
Autodesk, Inc.
(e)
..................... 2,389 697,349
Cadence Design Systems, Inc.
(e)
......... 9,293 1,271,468
Check Point Software Technologies Ltd.
(e)
... 17,223 2,000,107
Citrix Systems, Inc. .................. 1,355 158,901
Constellation Software, Inc. ............. 863 1,307,038
Cyient Ltd. ........................ 30,222 350,072
Fortinet, Inc.
(e)
...................... 7,114 1,694,484
Glodon Co. Ltd., Class A ............... 837,398 8,810,051
HubSpot, Inc.
(e)
..................... 1,546 900,885
Intuit, Inc. ......................... 60,290 29,552,349
Microsoft Corp. ..................... 220,580 59,755,122
Nice Ltd.
(e)
........................ 3,823 943,644
NortonLifeLock, Inc. .................. 7,223 196,610
Oracle Corp. ....................... 43,747 3,405,267
Paycom Software, Inc.
(e)
............... 531 193,003
PTC, Inc.
(e)
........................ 2,651 374,480
salesforce.com, Inc.
(e)
................. 10,245 2,502,546
ServiceNow, Inc.
(e)
................... 4,350 2,390,543
Shanghai Baosight Software Co. Ltd., Class A 24,700 194,210
Synopsys, Inc.
(e)
.................... 1,691 466,361
Trend Micro, Inc. .................... 6,600 345,599
Tyler Technologies, Inc.
(e)
.............. 439 198,590
WiseTech Global Ltd. ................. 2,520 60,220

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Software (continued)
Zendesk, Inc.
(e)
..................... 3,055 $ 440,959
Zoom Video Communications, Inc., Class A
(e)
. 4,155 1,608,110
Zscaler, Inc.
(e)
...................... 4,951 1,069,713
125,011,836
Specialty Retail — 0.3%
ABC-Mart, Inc. ..................... 19,200 1,104,298
Advance Auto Parts, Inc. ............... 708 145,239
AutoZone, Inc.
(e)
.................... 244 364,101
Best Buy Co., Inc. ................... 2,504 287,910
CarMax, Inc.
(e)
...................... 1,761 227,433
China Yongda Automobiles Services Holdings
Ltd. ........................... 34,500 61,745
Fast Retailing Co. Ltd. ................ 3,100 2,330,234
Gap, Inc. (The) ..................... 2,303 77,496
Home Depot, Inc. (The) ............... 13,286 4,236,772
Home Product Center PCL, NVDR ........ 1,518,900 683,045
Hotai Motor Co. Ltd. .................. 27,000 594,895
Jarir Marketing Co. ................... 10,472 589,689
JUMBO SA ........................ 14,962 252,007
L Brands, Inc. ...................... 2,497 179,934
Lowe's Cos., Inc. .................... 28,607 5,548,900
Nitori Holdings Co. Ltd. ................ 12,000 2,119,166
O'Reilly Automotive, Inc.
(e)
.............. 767 434,283
Ross Stores, Inc. .................... 7,567 938,308
TJX Cos., Inc. (The) .................. 66,647 4,493,341
Topsports International Holdings Ltd.
(b)
...... 11,812,000 19,314,914
Tractor Supply Co. ................... 1,289 239,831
Ulta Beauty, Inc.
(e)
................... 14,878 5,144,366
USS Co. Ltd. ....................... 11,800 206,269
Yamada Holdings Co. Ltd. .............. 54,600 252,477
49,826,653
Technology Hardware, Storage & Peripherals — 0.4%
Acer, Inc. ......................... 479,000 503,417
Advantech Co. Ltd. .................. 108,295 1,339,986
Apple, Inc. ........................ 302,104 41,376,164
Asustek Computer, Inc.
(e)
............... 139,000 1,853,428
Canon, Inc. ........................ 65,400 1,478,169
Catcher Technology Co. Ltd. ............ 347,000 2,266,467
Compal Electronics, Inc. ............... 3,436,000 2,755,917
Ennoconn Corp. .................... 8,000 62,863
Hewlett Packard Enterprise Co. .......... 13,270 193,477
HP, Inc. .......................... 13,261 400,350
Inventec Corp. ...................... 1,764,000 1,661,732
Lenovo Group Ltd. ................... 3,920,000 4,501,734
Lite-On Technology Corp. .............. 978,000 2,020,425
Logitech International SA (Registered) ...... 2,678 325,223
NetApp, Inc. ....................... 2,287 187,122
Quanta Computer, Inc. ................ 504,000 1,581,864
Ricoh Co. Ltd. ...................... 4,900 55,155
Samsung Electronics Co. Ltd. ........... 3,358 240,386
Seagate Technology Holdings plc ......... 2,392 210,329
Western Digital Corp.
(e)
................ 3,199 227,673
Wiwynn Corp. ...................... 209,000 7,476,075
70,717,956
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............. 3,000 70,412
Eclat Textile Co. Ltd. .................. 17,000 400,270
EssilorLuxottica SA .................. 99,894 18,453,739
Hanesbrands, Inc. ................... 3,888 72,589
Kering SA ......................... 8,803 7,713,345
Li Ning Co. Ltd. ..................... 13,000 158,578
LVMH Moet Hennessy Louis Vuitton SE ..... 33,674 26,489,888
NIKE, Inc., Class B .................. 15,274 2,359,680
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.
(e)
....................... 774 $ 83,275
Ralph Lauren Corp. .................. 459 54,075
Tapestry, Inc.
(e)
..................... 3,099 134,744
Under Armour, Inc., Class A
(e)
............ 2,023 42,787
Under Armour, Inc., Class C
(e)
........... 2,090 38,811
VF Corp. ......................... 3,914 321,105
56,393,298
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 443,980 14,817,011
Tobacco — 0.2%
Altria Group, Inc. .................... 20,424 973,816
British American Tobacco plc ............ 36,780 1,428,005
ITC Ltd. .......................... 1,035,125 2,827,076
Japan Tobacco, Inc. .................. 292,300 5,523,979
KT&G Corp. ....................... 38,823 2,909,484
Philip Morris International, Inc. ........... 175,313 17,375,271
RLX Technology, Inc., ADR
(e)
............ 106,514 929,867
Smoore International Holdings Ltd.
(b)
....... 10,000 55,360
32,022,858
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 1,411,400 11,906,973
Fastenal Co. ....................... 6,186 321,672
Ferguson plc ....................... 167,841 23,351,259
United Rentals, Inc.
(e)
................. 777 247,871
WW Grainger, Inc. ................... 5,419 2,373,522
38,201,297
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(e)
.................... 44,642 7,324,913
Atlantia SpA
(e)
...................... 344,128 6,248,678
Atlas Arteria Ltd.
(g)
................... 928,119 4,433,640
Auckland International Airport Ltd.
(e)
....... 869,139 4,415,519
COSCO SHIPPING Ports Ltd. ........... 226,000 176,454
Flughafen Zurich AG (Registered)
(e)
....... 44,812 7,418,321
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 133,990 9,131,158
Getlink SE ........................ 550,892 8,603,366
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(e)
....................... 1,070,268 11,458,643
Hamburger Hafen und Logistik AG ........ 104,620 2,632,082
International Container Terminal Services, Inc. 101,740 341,183
Japan Airport Terminal Co. Ltd. .......... 49,300 2,214,719
Jiangsu Expressway Co. Ltd., Class H ..... 11,192,000 12,666,751
Macquarie Infrastructure Corp. ........... 4,402 168,464
Shenzhen Expressway Co. Ltd., Class H .... 88,000 84,961
Shenzhen International Holdings Ltd. ...... 129,500 178,933
Sydney Airport
(e)(g)
................... 2,769,744 12,017,965
Transurban Group
(g)
.................. 2,717,716 28,984,674
Westports Holdings Bhd. ............... 127,100 128,891
118,629,315
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 38,462 5,928,148
Beijing Enterprises Water Group Ltd.
(e)(f)
..... 1,008,000 381,909
Guangdong Investment Ltd. ............. 808,000 1,160,542
Severn Trent plc .................... 138,702 4,801,548
12,272,147
Wireless Telecommunication Services — 0.1%
Axiata Group Bhd. ................... 311,800 281,142
Bharti Airtel Ltd. ..................... 45,881 324,917
DiGi.Com Bhd. ..................... 121,600 121,029
Etihad Etisalat Co. ................... 133,992 1,184,826
Far EasTone Telecommunications Co. Ltd.
(e)
.. 229,000 530,819

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Global Telecom Holding SAE
(c)(e)
.......... 201,938 $ 63,045
Globe Telecom, Inc. .................. 4,625 174,332
Maxis Bhd. ........................ 177,700 187,909
Mobile Telecommunications Co. KSCP ..... 333,099 651,163
Mobile TeleSystems PJSC .............. 222,766 1,041,482
SK Telecom Co. Ltd. .................. 6,777 1,925,905
Taiwan Mobile Co. Ltd.
(e)
............... 269,000 984,764
Tele2 AB, Class B ................... 1,138,584 15,523,392
TIM SA
(e)
......................... 67,496 156,602
TIM SA, ADR
(e)
..................... 21,056 242,565
T-Mobile US, Inc.
(e)
................... 6,327 916,339
Turkcell Iletisim Hizmetleri A/S ........... 58,194 107,663
Vodacom Group Ltd. ................. 119,446 1,077,105
25,494,999
Total Common Stocks — 23.5%
(Cost: $3,470,502,769) ............................ 4,268,749,589
Par (000)
Par (000)
Corporate Bonds — 32.5%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
7.50%, 12/01/24 .................. USD 1,309 1,367,905
7.50%, 03/15/25 .................. 2,962 3,045,973
7.13%, 06/15/26 .................. 4,900 5,130,300
7.88%, 04/15/27 .................. 1,325 1,374,687
7.45%, 05/01/34 .................. 362 387,340
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,973,610
Howmet Aerospace, Inc.:
5.13%, 10/01/24 .................. 306 337,747
6.88%, 05/01/25 .................. 500 581,990
5.90%, 02/01/27 .................. 1,156 1,349,630
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,096,900
L3Harris Technologies, Inc.:
3.83%, 04/27/25 .................. 355 388,721
4.40%, 06/15/28 .................. 1,650 1,915,410
1.80%, 01/15/31 .................. 5,020 4,867,870
4.85%, 04/27/35 .................. 500 626,238
5.05%, 04/27/45 .................. 120 158,085
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 4,361 4,803,598
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 1,278 1,357,875
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 356 392,857
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 11,477 12,400,898
6.25%, 03/15/26
(b)
................. 35,107 37,037,885
6.38%, 06/15/26 .................. 1,416 1,466,934
7.50%, 03/15/27 .................. 2,071 2,203,026
5.50%, 11/15/27 .................. 1,000 1,042,500
4.63%, 01/15/29
(b)
................. 1,836 1,836,643
4.88%, 05/01/29
(b)
................. 2,289 2,310,745
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 7,863 8,747,588
101,202,955
Air Freight & Logistics — 0.0%
Cargo Aircraft Management, Inc., 4.75%,
02/01/28
(b)
..................... 90 91,785
FedEx Corp.:
3.10%, 08/05/29 .................. 781 846,637
4.55%, 04/01/46 .................. 705 856,172
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 170,200
1,964,794
Security
Par (000)
Par (000) Value
Airlines — 0.4%
Air France-KLM, 3.88%, 07/01/26 ........ EUR 400 $ 466,958
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. USD 6,886 8,641,930
5.50%, 04/20/26 .................. 5,117 5,417,624
5.75%, 04/20/29 .................. 9,411 10,175,190
Avianca Holdings SA
(a)(b)
:
(LIBOR USD 3 Month + 12.00%), 10.65%,
11/10/21 ..................... 8,402 8,256,131
(LIBOR USD 3 Month + 12.00%), 12.15%,
11/10/21 ..................... 535 526,882
Delta Air Lines, Inc.:
7.38%, 01/15/26 .................. 825 968,001
4.75%, 10/20/28
(b)
................. 5,591 6,215,837
Deutsche Lufthansa AG, 3.75%, 02/11/28 ... EUR 500 610,721
Finnair OYJ, 4.25%, 05/19/25 .......... 1,000 1,209,465
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 3,626 3,892,910
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(i)
................. EUR 600 686,193
2.75%, 03/25/25 .................. 800 948,609
1.50%, 07/04/27 .................. 200 214,621
1.13%, 05/18/28
(i)
................. 1,200 1,354,757
3.75%, 03/25/29 .................. 600 713,229
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,912 7,610,246
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 677,142
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 181,562
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 442 468,240
Series 2020-1, Class A, 5.88%, 10/15/27 . 10,606 11,768,380
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 .................. 3,948 4,086,891
4.63%, 04/15/29 .................. 3,439 3,559,365
78,650,884
Auto Components — 0.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(b)
600 617,538
Adient US LLC, 9.00%, 04/15/25
(b)
....... 105 115,631
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 3,949 4,324,155
3.75%, 01/30/31 .................. 3,155 3,100,955
American Axle & Manufacturing, Inc.:
6.25%, 04/01/25 .................. 490 506,150
6.50%, 04/01/27 .................. 350 371,000
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 4,587 4,885,063
4.38%, 05/15/26 .................. EUR 1,500 1,839,774
6.25%, 05/15/26
(b)
................. USD 7,820 8,330,724
8.50%, 05/15/27
(b)
................. 14,712 16,039,023
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 2,034,000
Dana Financing Luxembourg SARL, 3.00%,
07/15/29 ...................... EUR 650 790,040
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 2,566 2,764,865
Faurecia SE:
3.75%, 06/15/28 .................. EUR 590 736,335
2.38%, 06/15/29 .................. 370 446,772
Goodyear Tire & Rubber Co. (The):
5.00%, 07/15/29
(b)
................. USD 1,499 1,569,453
5.25%, 07/15/31
(b)
................. 3,136 3,277,120
5.63%, 04/30/33 .................. 2,998 3,161,991
Grupo Antolin-Irausa SA, 3.50%, 04/30/28 ... EUR 777 918,431
Icahn Enterprises LP:
6.75%, 02/01/24 .................. USD 1,000 1,021,430
4.75%, 09/15/24 .................. 2,616 2,733,720
6.38%, 12/15/25 .................. 2,650 2,726,055
6.25%, 05/15/26 .................. 2,462 2,612,182

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
5.25%, 05/15/27 .................. USD 2,504 $ 2,585,368
5.25%, 05/15/27
(b)
................. 1,990 2,054,675
4.38%, 02/01/29
(b)
................. 3,981 3,961,095
IHO Verwaltungs GmbH
(j)
:
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
.................... 600 613,374
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... EUR 906 1,106,282
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 209,500
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 211,250
Nemak SAB de CV, 3.63%, 06/28/31
(b)
..... 4,140 4,163,598
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 951 945,056
Tenneco, Inc.:
5.00%, 07/15/26 .................. 117 116,380
7.88%, 01/15/29
(b)
................. 1,051 1,186,978
5.13%, 04/15/29
(b)
................. 1,090 1,120,073
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,437,325
2.50%, 10/23/27 .................. 500 608,308
ZF Finance GmbH:
2.00%, 05/06/27 .................. 700 834,175
2.75%, 05/25/27 .................. 400 492,679
86,568,523
Automobiles — 0.2%
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 515 574,714
9.00%, 04/22/25 .................. 640 789,037
4.35%, 12/08/26 .................. 1,169 1,252,291
9.63%, 04/22/30 .................. 635 911,225
4.75%, 01/15/43 .................. 1,794 1,906,125
5.29%, 12/08/46 .................. 704 786,284
General Motors Co.:
6.25%, 10/02/43 .................. 65 89,732
5.20%, 04/01/45 .................. 910 1,124,732
5.95%, 04/01/49 .................. 445 605,771
Hyundai Capital America
(b)
:
1.25%, 09/18/23 .................. 480 484,382
0.80%, 01/08/24 .................. 3,620 3,604,167
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)
................. 150 150,570
7.75%, 10/15/25
(b)
................. 570 625,575
4.50%, 01/15/26 .................. EUR 700 879,650
6.88%, 11/15/26 .................. 400 551,450
4.50%, 10/01/27
(b)
................. USD 450 442,575
5.88%, 01/15/28
(b)
................. 200 210,500
Nissan Motor Acceptance Corp., 2.75%,
03/09/28
(b)
..................... 575 580,173
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 .................. 4,540 4,735,082
4.35%, 09/17/27 .................. 1,195 1,313,586
4.81%, 09/17/30 .................. 340 383,874
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
........... EUR 900 1,074,026
Renault SA:
1.25%, 06/24/25 .................. 100 116,797
2.38%, 05/25/26 .................. 500 600,881
TML Holdings Pte. Ltd., 4.35%, 06/09/26 ... USD 4,200 4,215,750
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 .................. 1,880 1,886,642
1.25%, 11/24/25 .................. 305 303,200
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 428 554,846
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,941,655
32,695,292
Security
Par (000)
Par (000) Value
Banks — 4.1%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(k)
........... EUR 900 $ 1,153,883
AIB Group plc
(a)
:
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(k)
...................... 2,400 3,066,349
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
.................... USD 1,500 1,615,959
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(k)
...................... EUR 7,193 9,701,851
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(k)
.......... USD 630 666,934
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(k)
2,062 2,424,149
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
:
(EUR Swap Annual 5 Year + 5.66%), 5.87% EUR 200 256,122
(EUR Swap Annual 5 Year + 6.04%), 6.00% 1,200 1,556,297
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 22,032,000
Banco BPM SpA
(a)
:
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... EUR 352 455,989
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 4,575 5,418,025
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
.............. USD 820 856,900
Banco de Reservas de la Republica
Dominicana, 7.00%, 02/01/23 ......... 3,817 4,004,987
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(k)
...................... EUR 2,400 2,922,773
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
...................... 1,000 1,252,045
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,800 3,278,599
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 2,000 2,384,781
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 3,165 3,386,550
Banco Espirito Santo SA
(e)(l)
:
2.63%, 05/08/17 .................. EUR 800 132,804
4.75%, 01/15/18 .................. 1,500 249,007
4.00%, 01/21/19 .................. 5,400 896,427
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ USD 2,542 2,588,137
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,859,327
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(k)
..................... EUR 5,200 6,427,951
2.75%, 05/28/25 .................. USD 1,000 1,053,798
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(k)
..................... EUR 6,600 8,080,309
1.85%, 03/25/26 .................. USD 600 606,399
3.31%, 06/27/29 .................. 600 652,874
Bancolombia SA, 3.00%, 01/29/25 ....... 2,355 2,409,754
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(k)
...................... 8,484 8,949,560
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 4,834 5,013,160
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 5,188 5,322,110
Bank of America Corp.:
4.20%, 08/26/24 .................. 2,650 2,905,023
Series L, 3.95%, 04/21/25 ........... 1,610 1,766,893

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... USD 1,990 $ 1,988,468
4.45%, 03/03/26 .................. 2,220 2,521,464
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 5,293,072
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 26,335
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,090 1,119,375
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 1,325 1,363,153
Series L, 4.75%, 04/21/45 ........... 225 288,957
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 445 551,704
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 1,760 2,103,051
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 190 185,281
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(k)
..... 5,000 5,185,312
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)
......... EUR 1,025 1,191,329
Bank of East Asia Ltd. (The)
(a)(k)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... USD 6,917 7,389,518
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 5,153 5,546,882
Barclays plc:
3.20%, 08/10/21 .................. 1,310 1,314,058
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(k)
.......................... 4,984 5,195,820
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
.......................... 18,490 20,315,888
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
..................... 2,900 3,298,750
3.65%, 03/16/25 .................. 395 427,698
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 2,052 3,243,022
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 13,075 14,488,669
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(k)
.. GBP 3,026 4,682,586
5.20%, 05/12/26 .................. USD 1,100 1,256,354
4.84%, 05/09/28 .................. 1,180 1,326,538
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,515,134
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42
(a)
............... 470 495,842
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
........... 2,621 2,727,478
BNP Paribas SA
(a)
:
(LIBOR USD 6 Month + 0.08%), 0.28%
(k)
. 450 422,487
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(k)
...................... EUR 1,755 2,185,041
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(b)
.................... USD 1,335 1,456,480
(SOFR + 2.07%), 2.22%, 06/09/26
(b)
.... 1,205 1,241,881
(SOFR + 1.00%), 1.32%, 01/13/27
(b)
.... 1,155 1,141,007
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(k)
.......................... 4,429 5,319,229
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(b)(k)
..................... USD 11,935 $ 12,424,574
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(b)
.................... 300 331,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
2.59%, 08/12/35
(b)
............... 610 595,917
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(k)
................ 2,225 2,246,972
CaixaBank SA
(a)(k)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 1,800 2,227,583
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,657,920
(EUR Swap Annual 5 Year + 6.50%), 6.75% 8,200 10,962,852
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 2,291,758
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(k)
............... USD 630 659,256
CIT Group, Inc., 5.00%, 08/01/23 ........ 3,396 3,671,925
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,025,675
3.20%, 10/21/26 .................. 800 866,609
4.45%, 09/29/27 .................. 4,225 4,827,046
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 306,060
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 450,152
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,831,855
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 2,355 2,420,992
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 665 676,938
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(k)
................ EUR 5,400 7,058,697
Cooperatieve Rabobank UA, 3.88%, 02/08/22 USD 250 255,546
Credit Agricole SA
(a)(k)
:
(USD Swap Semi 5 Year + 4.90%), 7.88%
(b)
3,600 4,068,000
(USD Swap Semi 5 Year + 6.19%), 8.12%
(b)
3,886 4,721,490
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,796 2,182,140
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 270 280,957
Danske Bank A/S
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,467,325
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(k)
...................... 24,620 27,543,625
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 849,720
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(k)
..................... 2,000 2,115,160
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(k)
........... 3,235 3,484,702
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(k)
........... EUR 3,600 4,791,274
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(k)
.......... USD 3,590 3,361,963
HSBC Holdings plc:
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,346,463
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
.................... 1,160 1,247,330
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(k)
.......................... 4,019 4,480,381
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
.... 1,710 1,708,564

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
..................... USD 690 $ 701,212
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
..................... 9,830 10,198,625
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
.... 1,195 1,226,368
5.25%, 03/14/44 .................. 340 440,626
Huntington National Bank (The):
3.13%, 04/01/22 .................. 310 316,064
1.80%, 02/03/23 .................. 700 715,134
ING Groep NV:
3.55%, 04/09/24 .................. 430 463,180
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(k)
.......................... 6,777 7,471,643
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
.......................... 2,010 2,240,547
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... 985 993,410
Intesa Sanpaolo SpA:
5.02%, 06/26/24
(b)
................. 1,500 1,632,244
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(k)
..................... EUR 2,050 2,676,866
5.71%, 01/15/26
(b)
................. USD 1,000 1,131,135
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(k)
..................... EUR 7,405 10,744,374
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)
.................... 700 931,479
5.15%, 06/10/30 .................. GBP 1,725 2,717,348
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(k)
..................... EUR 1,900 2,558,444
4.20%, 06/01/32
(b)
................. USD 3,485 3,571,289
4.95%, 06/01/42
(b)
................. 940 973,393
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 3,245 3,324,705
JPMorgan Chase & Co.:
3.38%, 05/01/23 .................. 1,680 1,768,459
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 364,532
4.25%, 10/01/27 .................. 1,420 1,618,044
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 2,585 2,870,515
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 113,054
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 290 343,440
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 1,050 1,077,657
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 2,335 2,689,841
5.50%, 10/15/40 .................. 970 1,329,410
5.40%, 01/06/42 .................. 480 657,695
5.63%, 08/16/43 .................. 15 21,163
4.95%, 06/01/45 .................. 765 1,012,572
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
............... 22,506 19,332,654
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
...................... 4,660 4,937,561
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 4,561 4,653,075
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(k)
................ EUR 5,000 6,346,134
Lloyds Banking Group plc:
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,031,111
4.45%, 05/08/25 .................. 500 561,084
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... USD 1,100 $ 1,191,709
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
.......................... 3,975 4,650,750
4.58%, 12/10/25 .................. 2,350 2,640,545
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
..................... 7,290 8,383,500
Macquarie Bank Ltd.
(a)(k)
:
(USD Swap Semi 5 Year + 3.70%), 6.13% 1,680 1,837,500
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
20,220 22,115,625
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 .................. 685 686,527
3.22%, 03/07/22 .................. 1,200 1,224,499
3.76%, 07/26/23 .................. 15 16,026
1.41%, 07/17/25 .................. 1,595 1,610,230
2.05%, 07/17/30 .................. 1,000 996,523
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(k)
........... 4,045 4,061,433
National Westminster Bank plc
(a)(k)
:
Series A, (LIMEAN USD 6 Month + 0.25%),
0.50% ....................... 380 377,625
Series B, (LIBOR USD 6 Month + 0.25%),
0.50% ....................... 500 496,875
Natwest Group plc
(a)
:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(k)
26,358 26,548,305
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ................ 590 607,908
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 ..................... 800 867,747
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 750 1,116,582
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ................ USD 665 664,917
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ................ 1,440 1,519,578
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ................ 1,210 1,211,936
Nordea Bank Abp:
0.75%, 08/28/25
(b)
................. 1,745 1,726,496
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
.................... 14,225 16,314,368
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(k)
..................... 5,594 6,415,647
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 578,548
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(k)
........... 4,500 4,673,812
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 181,437
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 1,150 1,152,655
(GBP Swap 5 Year + 5.54%), 7.38%
(a)(k)
.. GBP 275 401,318
3.57%, 01/10/23 .................. USD 2,745 2,788,964
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(k)
.. GBP 5,825 8,984,361
(SOFR + 0.99%), 1.67%, 06/14/27
(a)
.... USD 1,150 1,148,241
Santander UK plc, 3.75%, 11/15/21 ....... 990 1,003,032

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Shinhan Financial Group Co. Ltd.
(a)(k)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ....................... USD 1,420 $ 1,525,435
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87% ....................... 4,300 4,271,781
Societe Generale SA
(a)
:
(USD Swap Semi 5 Year + 4.98%), 7.88%
(k)
6,732 7,525,164
(USD Swap Rate 5 Year + 5.87%), 8.00%
(k)
3,983 4,689,982
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
(k)
.......................... 16,275 19,163,813
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(b)(k)
..................... 18,745 19,424,506
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27
(b)
............... 927 924,747
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)(k)
..................... 15,900 16,834,125
Standard Chartered plc
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... 925 932,964
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(k)
...................... 1,200 1,315,560
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26
(b)
.................... 1,325 1,390,636
Stichting AK Rabobank Certificaten, 2.19%
(d)(k)
EUR 9,840 15,699,965
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25 .................. USD 1,675 1,749,520
2.75%, 01/15/30 .................. 950 996,378
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(k)
............... 4,281 4,343,342
UniCredit SpA:
6.57%, 01/14/22
(b)
................. 2,450 2,525,612
3.75%, 04/12/22
(b)
................. 3,150 3,225,775
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(k)
..................... EUR 3,800 4,843,789
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(k)
.......................... USD 24,210 26,929,073
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(a)(k)
..................... EUR 1,000 1,256,729
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(k)
..................... 3,060 4,300,918
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 846,560
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
.............. 1,025 1,021,168
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(a)(k)
..................... EUR 2,000 2,267,747
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)
............... 1,000 1,291,851
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)
.................... 400 477,628
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)
.................... 400 484,815
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
.............. USD 760 761,674
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. USD 1,475 $ 1,608,254
US Bancorp, 3.00%, 07/30/29 .......... 200 216,560
Wells Fargo & Co.:
(LIBOR USD 3 Month + 0.50%), 0.68%,
01/15/27
(a)
.................... 2,055 1,987,528
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 715 787,708
5.61%, 01/15/44 .................. 350 478,318
4.65%, 11/04/44 .................. 210 258,729
3.90%, 05/01/45 .................. 270 316,522
4.40%, 06/14/46 .................. 525 632,842
4.75%, 12/07/46 .................. 1,000 1,265,442
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 1,055 1,445,182
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
.......... 460 452,465
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(k)
..................... 4,903 5,090,846
748,107,469
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ 2,795 2,798,494
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 .................. 1,245 1,528,043
4.90%, 02/01/46 .................. 1,700 2,151,775
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 1,170 1,393,780
4.50%, 06/01/50 .................. 790 961,423
4.75%, 04/15/58 .................. 1,601 2,007,388
5.80%, 01/23/59 .................. 195 281,544
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 5,119 5,326,319
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,054,622
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,664,014
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
799 800,997
20,968,399
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 .................. 365 369,198
3.80%, 03/15/25 .................. 850 929,769
3.60%, 05/14/25 .................. 25 27,280
4.55%, 03/15/35 .................. 350 424,799
4.40%, 11/06/42 .................. 2,075 2,519,590
4.70%, 05/14/45 .................. 470 585,265
4.45%, 05/14/46 .................. 650 784,954
4.88%, 11/14/48 .................. 840 1,082,003
4.25%, 11/21/49 .................. 225 269,666
Amgen, Inc.:
2.65%, 05/11/22 .................. 1,000 1,017,081
4.56%, 06/15/48 .................. 610 766,778
Biogen, Inc., 3.63%, 09/15/22 .......... 600 623,362
Cidron Aida Finco SARL:
5.00%, 04/01/28 .................. EUR 682 819,801
6.25%, 04/01/28 .................. GBP 663 935,470
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 704 689,582
Gilead Sciences, Inc.:
4.50%, 02/01/45 .................. 900 1,101,140
4.75%, 03/01/46 .................. 375 475,557
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... 1,200 1,273,500
14,694,795

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... USD 3,101 $ 3,218,900
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 1,308 1,300,649
Builders FirstSource, Inc.
(b)
:
6.75%, 06/01/27 .................. 1,074 1,150,523
5.00%, 03/01/30 .................. 880 925,276
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 3,809 4,085,152
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 1,794 1,859,032
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 1,714 1,846,835
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 376 493,387
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,484 1,571,682
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 902 961,992
4.63%, 12/15/25 .................. 616 627,556
4.88%, 12/15/27 .................. 86 89,373
Masonite International Corp., 5.38%, 02/01/28
(b)
2,046 2,168,105
PCF GmbH:
4.75%, 04/15/26 .................. EUR 589 712,564
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 395 473,378
PGT Innovations, Inc., 6.75%, 08/01/26
(b)
... USD 430 453,897
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 7,111 7,537,660
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 419 494,168
5.00%, 02/15/27
(b)
................. USD 681 705,261
4.75%, 01/15/28
(b)
................. 625 654,187
4.38%, 07/15/30
(b)
................. 4,864 5,016,000
3.38%, 01/15/31
(b)
................. 2,515 2,407,383
Summit Materials LLC
(b)
:
6.50%, 03/15/27 .................. 445 471,023
5.25%, 01/15/29 .................. 1,062 1,128,301
Victors Merger Corp., 6.38%, 05/15/29
(b)
.... 1,499 1,510,243
41,862,527
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 284,494
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 870,564
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 2,613 2,717,520
Credit Suisse AG:
3.00%, 10/29/21 .................. 580 585,268
2.80%, 04/08/22 .................. 780 795,094
Credit Suisse Group AG:
3.80%, 06/09/23 .................. 280 296,737
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
......................... 6,225 6,769,688
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(k)
.......................... 1,200 1,331,208
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
................... 250 266,264
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
......................... 42,134 46,136,730
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(k)
.......................... 600 657,000
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 665 691,849
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(k)
.......................... 1,000 1,130,500
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... 3,955 4,049,566
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(k)
.................... 12,821 14,290,671
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
.................... 4,848 5,126,760
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(a)(b)(k)
.................... USD 1,783 $ 1,769,449
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
... 260 292,196
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
... 775 798,445
Deutsche Bank AG:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,532,952
4.50%, 04/01/25 .................. 400 431,708
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(k)
..................... 23,000 24,293,750
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 603,751
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... 1,200 1,244,024
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
.... 200 203,526
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 754,894
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 583 603,090
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 929,500
Goldman Sachs Group, Inc. (The):
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
.... 1,400 1,402,502
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 930 994,899
3.75%, 02/25/26 .................. 675 746,747
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 2,000 1,994,362
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 2,075 2,366,528
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 660 640,988
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 520 531,215
6.75%, 10/01/37 .................. 650 946,512
5.15%, 05/22/45 .................. 195 260,742
Hightower Holding LLC, 6.75%, 04/15/29
(b)
.. 857 874,140
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27 ...................... 1,900 1,320,500
Huarong Finance 2019 Co. Ltd.:
3.38%, 05/29/22 .................. 407 337,810
(LIBOR USD 3 Month + 1.13%), 1.28%,
02/24/23
(a)
.................... 616 455,840
2.50%, 02/24/23 .................. 534 405,840
3.75%, 05/29/24 .................. 900 661,500
3.63%, 09/30/30 .................. 1,985 1,359,725
Huarong Finance Co. Ltd., 3.25%, 11/13/24 .. 200 147,000
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 .................. 25 27,178
4.25%, 09/21/48 .................. 250 294,334
LPL Holdings, Inc.
(b)
:
4.63%, 11/15/27 .................. 1,092 1,131,585
4.00%, 03/15/29 .................. 200 200,894
4.38%, 05/15/31 .................. 1,045 1,056,756
Morgan Stanley:
4.88%, 11/01/22 .................. 1,235 1,304,720
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,382,902
3.95%, 04/23/27 .................. 425 474,881
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 855 861,049
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,420 2,680,759
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 2,077,903
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 1,785 1,992,514
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 180 190,808
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 250 245,100
MSCI, Inc.
(b)
:
5.38%, 05/15/27 .................. 1,755 1,869,075
4.00%, 11/15/29 .................. 838 884,090
3.63%, 09/01/30 .................. 1,842 1,883,740

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.88%, 02/15/31 .................. USD 2,940 $ 3,051,015
3.63%, 11/01/31 .................. 1,485 1,523,164
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 960 1,009,443
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,248,031
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.12%, 06/15/47
(a)
........... 38,405 32,657,543
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,761,472
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
.......................... 6,640 6,784,088
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
.......................... 13,976 15,391,070
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,062,598
(USD Swap Semi 5 Year + 4.87%), 7.00%
(k)
5,345 6,160,112
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(k)
...................... 1,200 1,305,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 526,290
XP, Inc., 3.25%, 07/01/26
(b)
............ 5,489 5,434,110
240,376,272
Chemicals — 0.5%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 365 367,692
Ashland LLC, 4.75%, 08/15/22
(d)
......... 93 96,186
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 520 624,627
Avient Corp., 5.25%, 03/15/23 .......... USD 400 428,000
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. 214 224,165
3.38%, 02/15/29 .................. 1,268 1,239,470
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 400 480,324
CF Industries, Inc., 4.95%, 06/01/43 ...... USD 900 1,063,881
Chemours Co. (The):
4.00%, 05/15/26 .................. EUR 400 485,266
5.38%, 05/15/27 .................. USD 674 731,000
5.75%, 11/15/28
(b)
................. 2,581 2,761,076
CVR Partners LP
(b)
:
9.25%, 06/15/23 .................. 44 44,114
6.13%, 06/15/28 .................. 570 584,250
Dow Chemical Co. (The), 3.60%, 11/15/50 .. 135 145,867
DuPont de Nemours, Inc.:
5.32%, 11/15/38 .................. 375 495,941
5.42%, 11/15/48 .................. 250 347,113
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 268,828
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 10,121 10,326,456
Equate Petrochemical BV
(b)
:
4.25%, 11/03/26 .................. 4,923 5,468,530
2.63%, 04/28/28 .................. 1,605 1,620,548
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,576,216
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,986,130
GPD Cos., Inc., 10.13%, 04/01/26
(b)
....... 110 119,900
HB Fuller Co., 4.25%, 10/15/28 ......... 1,733 1,791,107
Herens Midco SARL:
4.75%, 05/15/28
(b)
................. 2,299 2,287,505
5.25%, 05/15/29 .................. EUR 1,483 1,720,899
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 2,258 2,517,715
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
400 401,400
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 933 926,003
Security
Par (000)
Par (000) Value
Chemicals (continued)
International Flavors & Fragrances, Inc.
(b)
:
1.23%, 10/01/25 .................. USD 655 $ 651,478
3.47%, 12/01/50 .................. 735 764,003
Kraton Polymers LLC:
4.25%, 12/15/25
(b)
................. 395 402,900
5.25%, 05/15/26 .................. EUR 583 708,575
Kronos International, Inc., 3.75%, 09/15/25 .. 200 241,893
LYB International Finance III LLC:
2.88%, 05/01/25 .................. USD 1,250 1,326,398
4.20%, 10/15/49 .................. 125 142,062
4.20%, 05/01/50 .................. 55 63,284
LyondellBasell Industries NV, 4.63%, 02/26/55 220 264,204
Methanex Corp.:
5.13%, 10/15/27 .................. 300 324,000
5.65%, 12/01/44 .................. 150 155,178
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,344,332
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 600 771,034
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 807 985,626
Nobian Finance BV, 3.63%, 07/15/26 ...... 583 688,942
Nouryon Holding BV, 6.50%, 10/01/26 ..... 200 248,059
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 328,105
OCI NV, 5.25%, 11/01/24
(b)
............ 460 474,122
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)
..................... 1,900 1,908,906
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... 1,200 435,083
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 4,047 4,213,433
PQ Corp., 5.75%, 12/15/25
(b)
........... 6,909 7,090,361
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 400 413,000
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,970 3,096,225
Sasol Financing USA LLC:
4.38%, 09/18/26 .................. 1,650 1,701,562
5.50%, 03/18/31 .................. 2,705 2,847,013
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 .................. 2,935 2,934,648
6.63%, 05/01/29 .................. 1,368 1,371,420
Scotts Miracle-Gro Co. (The):
4.50%, 10/15/29 .................. 470 487,731
4.00%, 04/01/31
(b)
................. 2,002 1,995,754
Sherwin-Williams Co. (The):
3.45%, 06/01/27 .................. 289 318,740
4.50%, 06/01/47 .................. 150 187,621
3.30%, 05/15/50 .................. 175 185,885
SPCM SA, 4.88%, 09/15/25
(b)
.......... 400 411,104
Trinseo Materials Operating SCA
(b)
:
5.38%, 09/01/25 .................. 625 639,763
5.13%, 04/01/29 .................. 1,320 1,349,700
Tronox, Inc.
(b)
:
6.50%, 05/01/25 .................. 165 174,618
4.63%, 03/15/29 .................. 570 575,688
Valvoline, Inc.
(b)
:
4.25%, 02/15/30 .................. 225 232,308
3.63%, 06/15/31 .................. 9 9,000
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
.. 500 530,150
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 630 646,853
86,770,970
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 6,740 7,102,208
Allied Universal Holdco LLC:
6.63%, 07/15/26
(b)
................. 14,544 15,419,985
9.75%, 07/15/27
(b)
................. 6,943 7,645,979
3.63%, 06/01/28 .................. EUR 756 889,166
4.63%, 06/01/28
(b)
................. USD 10,266 10,284,887
4.88%, 06/01/28 .................. GBP 310 425,435
6.00%, 06/01/29
(b)
................. USD 4,128 4,184,925

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
APX Group, Inc.:
7.88%, 12/01/22 .................. USD 3,377 $ 3,389,664
8.50%, 11/01/24 .................. 414 432,630
6.75%, 02/15/27
(b)
................. 800 852,960
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 .................. 3,523 3,611,075
6.38%, 05/01/25 .................. 1,537 1,633,062
5.00%, 02/01/28 .................. 1,105 1,157,156
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 102 108,311
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 321,522
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 1,927 2,018,532
5.13%, 07/15/29 .................. 1,050 1,141,875
Covanta Holding Corp., 5.00%, 09/01/30 ... 796 835,800
Deluxe Corp., 8.00%, 06/01/29
(b)
........ 1,637 1,776,145
Derichebourg SA, 2.25%, 07/15/28 ....... EUR 259 311,470
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. USD 2,119 2,129,595
9.50%, 11/01/27 .................. 1,740 1,927,050
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 535 557,224
3.75%, 08/01/25 .................. 2,236 2,297,490
5.13%, 12/15/26 .................. 5,236 5,539,269
4.00%, 08/01/28 .................. 3,425 3,383,386
3.50%, 09/01/28 .................. 1,663 1,658,843
4.75%, 06/15/29 .................. 3,081 3,199,002
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,687,666
Intrum AB:
4.88%, 08/15/25 .................. EUR 438 545,379
3.50%, 07/15/26 .................. 952 1,150,056
3.00%, 09/15/27 .................. 500 586,039
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 2,224 2,318,520
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 .................. 1,126 1,137,260
5.88%, 06/30/29 .................. 2,755 2,803,213
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,575
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 3,269 3,452,358
5.88%, 10/01/30 .................. 2,037 2,217,118
4.75%, 07/15/31 .................. 2,181 2,186,453
Paprec Holding SA, 3.50%, 07/01/28 ...... EUR 513 606,733
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. USD 1,048 1,122,964
5.75%, 04/15/26 .................. 4,232 4,674,963
3.38%, 08/31/27 .................. 1,699 1,648,030
6.25%, 01/15/28 .................. 1,869 1,988,149
Republic Services, Inc., 2.30%, 03/01/30 ... 600 609,294
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 349,987
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
. 300 316,132
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 1,523 1,520,000
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 1,004 1,227,510
Tuspark Forward Ltd., 7.95%, 08/15/21 .... USD 600 284,062
Verisure Holding AB:
3.50%, 05/15/23 .................. EUR 1,205 1,440,259
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 417,839
3.88%, 07/15/26 .................. 538 651,847
3.25%, 02/15/27 .................. 1,626 1,928,377
Verisure Midholding AB, 5.25%, 02/15/29 ... 901 1,097,741
Waste Management, Inc.:
1.50%, 03/15/31 .................. USD 385 364,298
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
2.50%, 11/15/50 .................. USD 180 $ 168,513
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 4,015 4,144,484
128,900,465
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 8,287 8,869,576
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 2,464 2,516,360
5.00%, 03/15/27 .................. 2,447 2,505,116
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 3,403 3,500,836
6.00%, 03/01/26 .................. 2,234 2,358,434
8.25%, 03/01/27 .................. 399 426,451
7.13%, 07/01/28 .................. 1,745 1,891,144
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 1,025 1,195,080
2.30%, 11/15/30 .................. 680 667,782
2.75%, 05/24/31 .................. 915 933,930
Nokia OYJ:
4.38%, 06/12/27 .................. 380 419,752
6.63%, 05/15/39 .................. 2,016 2,610,720
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 4,959 5,176,353
6.50%, 07/15/28 .................. 6,235 6,649,378
39,720,912
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ............ 1,873 2,089,104
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,884,712
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 3,192 3,247,860
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,447,731
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............. 1,755 1,847,489
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(l)
.............. CNY 6,794 —
Delhi International Airport Ltd., 6.13%, 10/31/26 USD 1,000 1,022,688
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 1,240 1,250,738
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 .................. 6,136 6,351,910
4.25%, 10/27/27 .................. 630 612,006
Heathrow Finance plc
(d)
:
5.25%, 03/01/24
(a)
................. GBP 200 290,963
4.62%, 09/01/29 .................. 1,071 1,524,108
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 2,133 2,245,686
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,514,819
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 488 546,560
Pike Corp., 5.50%, 09/01/28
(b)
.......... 2,022 2,102,880
PowerTeam Services LLC, 9.03%, 12/04/25
(b)
. 495 544,500
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 2,057,500
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 125 129,375
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 2,995 2,974,035
39,684,664
Construction Materials — 0.0%
(b)
Cemex SAB de CV:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%),
5.12%
(a)(k)
..................... 2,980 3,070,294
5.20%, 09/17/30 .................. 1,209 1,324,883
3.88%, 07/11/31 .................. 1,072 1,084,328
US Concrete, Inc., 5.13%, 03/01/29 ....... 80 87,400
5,566,905

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance — 0.8%
AerCap Ireland Capital DAC:
3.15%, 02/15/24 .................. USD 2,650 $ 2,781,520
1.75%, 01/30/26 .................. 745 736,257
Ally Financial, Inc.:
1.45%, 10/02/23 .................. 720 730,717
5.75%, 11/20/25 .................. 975 1,119,454
American Honda Finance Corp.:
1.95%, 05/10/23 .................. 590 607,695
1.20%, 07/08/25 .................. 1,420 1,429,917
Capital One Financial Corp.:
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
..................... 16,300 16,646,375
3.80%, 01/31/28 .................. 860 968,769
Cembra Money Bank AG, 0.00%, 07/09/26
(i)(m)
CHF 800 888,841
Credit Acceptance Corp., 6.63%, 03/15/26 .. USD 680 715,700
Curo Group Holdings Corp., 8.25%, 09/01/25
(b)
2,050 2,121,750
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 444 556,087
5.38%, 02/15/26 .................. GBP 300 437,296
4.25%, 06/01/28 .................. 897 1,240,820
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 3,610 3,712,705
Ford Motor Credit Co. LLC:
5.60%, 01/07/22 .................. 551 562,306
3.35%, 11/01/22 .................. 3,011 3,085,974
3.09%, 01/09/23 .................. 433 441,660
4.14%, 02/15/23 .................. 1,178 1,220,702
3.10%, 05/04/23 .................. 367 374,340
4.38%, 08/06/23 .................. 586 618,816
3.81%, 01/09/24 .................. 1,775 1,855,993
5.58%, 03/18/24 .................. 1,700 1,861,840
4.69%, 06/09/25 .................. 200 216,500
5.13%, 06/16/25 .................. 5,855 6,447,819
4.13%, 08/04/25 .................. 3,078 3,289,582
3.38%, 11/13/25 .................. 724 750,752
2.33%, 11/25/25 .................. EUR 1,600 1,959,868
4.39%, 01/08/26 .................. USD 2,800 3,024,000
2.39%, 02/17/26 .................. EUR 200 245,943
4.13%, 08/17/27 .................. USD 319 338,388
3.82%, 11/02/27 .................. 297 309,362
2.90%, 02/16/28 .................. 3,210 3,194,785
5.11%, 05/03/29 .................. 1,834 2,053,126
4.00%, 11/13/30 .................. 1,938 2,030,055
General Motors Financial Co., Inc.:
4.20%, 11/06/21 .................. 640 648,382
3.55%, 07/08/22 .................. 1,690 1,744,307
3.25%, 01/05/23 .................. 5,750 5,966,897
2.40%, 04/10/28 .................. 255 258,874
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 3,313 3,257,228
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,026,303
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 216,100
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(k)
........... 936 837,018
Manappuram Finance Ltd., 5.90%, 01/13/23 . 6,044 6,235,897
Muthoot Finance Ltd., 4.40%, 09/02/23 .... 5,715 5,867,876
Navient Corp.:
7.25%, 09/25/23 .................. 628 693,155
6.13%, 03/25/24 .................. 1,821 1,965,332
5.88%, 10/25/24 .................. 600 647,250
6.75%, 06/15/26 .................. 2,820 3,147,825
5.00%, 03/15/27 .................. 500 517,375
4.88%, 03/15/28 .................. 728 731,640
5.63%, 08/01/33 .................. 150 145,019
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
OneMain Finance Corp.:
6.13%, 05/15/22 .................. USD 800 $ 831,000
5.63%, 03/15/23 .................. 630 671,737
6.13%, 03/15/24 .................. 885 952,481
6.88%, 03/15/25 .................. 3,103 3,502,046
7.13%, 03/15/26 .................. 6,074 7,074,449
3.50%, 01/15/27 .................. 2,628 2,647,710
6.63%, 01/15/28 .................. 3,075 3,525,057
5.38%, 11/15/29 .................. 47 51,124
4.00%, 09/15/30 .................. 8 7,930
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 3,988 4,079,923
5.10%, 07/16/23 .................. 8,077 8,182,001
SLM Corp., 4.20%, 10/29/25 ........... 225 241,875
Synchrony Financial, 3.95%, 12/01/27 ..... 350 390,148
Toyota Motor Credit Corp.:
1.15%, 08/13/27 .................. 1,525 1,505,908
3.38%, 04/01/30 .................. 327 366,626
Volkswagen International Finance NV
(a)(k)
:
(EUR Swap Annual 5 Year + 3.75%), 3.50% EUR 300 384,048
(EUR Swap Annual 10 Year + 3.37%),
3.88% ....................... 300 393,048
137,289,303
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... USD 7,635 8,016,869
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 .................. EUR 388 461,138
3.00%, 09/01/29 .................. 759 898,065
4.00%, 09/01/29
(b)
................. USD 8,328 8,257,837
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 .................. 280 294,350
4.13%, 08/15/26 .................. 5,183 5,351,448
5.25%, 08/15/27 .................. 6,990 7,129,800
Ball Corp.:
4.00%, 11/15/23 .................. 300 317,589
5.25%, 07/01/25 .................. 1,163 1,312,736
2.88%, 08/15/30 .................. 350 343,567
Berry Global, Inc., 1.57%, 01/15/26
(b)
...... 1,595 1,595,478
CANPACK SA, 3.13%, 11/01/25
(b)
........ 810 823,314
Cascades, Inc., 5.13%, 01/15/26
(b)
....... 450 479,250
Crown Americas LLC:
4.50%, 01/15/23 .................. 750 785,625
4.75%, 02/01/26 .................. 4,815 4,996,525
4.25%, 09/30/26 .................. 4,926 5,283,135
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 450,800
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
655 705,763
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 .................. 200 201,500
3.50%, 03/01/29 .................. 364 360,615
Greif, Inc., 6.50%, 03/01/27
(b)
........... 495 522,077
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 2,489 2,588,560
International Paper Co., 4.35%, 08/15/48 ... 250 309,268
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 1,402 1,421,691
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,857,213
Kleopatra Finco SARL, 4.25%, 03/01/26 .... EUR 438 521,358
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. USD 2,675 2,853,503
10.50%, 07/15/27 ................. 1,059 1,167,547
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 3,999 4,038,990
OI European Group BV:
3.13%, 11/15/24 .................. EUR 200 245,180
2.88%, 02/15/25 .................. 566 680,686

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
58
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 $ 485,267
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
.. 350 357,875
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 .................. 486 513,646
4.00%, 12/01/27 .................. 523 556,341
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 725 752,188
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 .................. EUR 303 364,240
5.50%, 08/15/26
(b)
................. USD 7,598 7,983,219
8.50%, 08/15/27
(b)
................. 11,326 12,313,627
WRKCo, Inc.:
3.75%, 03/15/25 .................. 325 354,551
3.90%, 06/01/28 .................. 890 1,004,810
89,957,241
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 .................. 4,991 5,114,328
3.88%, 11/15/29 .................. 1,244 1,236,225
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 831 851,027
Core & Main LP, 6.13%, 08/15/25 ........ 12,018 12,258,360
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 250 262,737
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 345 334,650
9.00%, 11/15/26 .................. 796 776,100
20,833,427
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
..................... 850 863,218
Bidfair Holdings, Inc., 5.88%, 06/01/29
(b)
.... 1,776 1,802,640
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 4,564 4,632,460
Carriage Services, Inc., 4.25%, 05/15/29
(b)
.. 376 375,428
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,037,920
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 1,634 1,609,245
Rekeep SpA, 7.25%, 02/01/26 .......... EUR 1,260 1,608,041
Service Corp. International:
4.63%, 12/15/27 .................. USD 833 880,897
5.13%, 06/01/29 .................. 716 776,860
3.38%, 08/15/30 .................. 1,285 1,259,043
4.00%, 05/15/31 .................. 2,736 2,792,567
Sotheby's, 7.38%, 10/15/27
(b)
........... 4,779 5,155,346
22,793,665
Diversified Financial Services — 0.3%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 908 1,263,912
CPI CG, Inc., 8.63%, 03/15/26
(b)
......... USD 1,165 1,237,812
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. 1,217 1,268,722
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. EUR 1,732 2,138,965
7.75%, 11/01/25 .................. GBP 544 783,368
GE Capital Funding LLC, 3.45%, 05/15/25 .. USD 2,630 2,862,147
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 4,350 5,213,394
Midcap Financial Issuer Trust
(b)
:
6.50%, 05/01/28 .................. 330 345,358
5.63%, 01/15/30 .................. 250 250,965
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 4,033 4,052,802
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,645 1,641,217
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 3,375 3,366,141
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 4,599 5,034,249
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
ProGroup AG, 3.00%, 03/31/26 ......... EUR 200 $ 239,522
REC Ltd., 2.25%, 09/01/26 ............ USD 6,000 5,863,024
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. 2,322 2,760,463
7.38%, 09/01/25 .................. 1,453 1,580,138
Shell International Finance BV:
2.38%, 11/07/29 .................. 20 20,759
4.38%, 05/11/45 .................. 10 12,262
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,954 3,083,238
Siemens Financieringsmaatschappij NV
(b)
:
0.65%, 03/11/24 .................. 880 880,938
2.88%, 03/11/41 .................. 1,060 1,094,962
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,167,678
60,162,036
Diversified Telecommunication Services — 1.5%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 500 639,594
8.00%, 05/15/27 .................. 299 382,477
10.50%, 05/15/27
(b)
................ USD 14,913 16,572,071
6.00%, 02/15/28
(b)
................. 2,886 2,873,879
Altice France SA:
2.50%, 01/15/25 .................. EUR 817 954,071
7.38%, 05/01/26
(b)
................. USD 1,848 1,921,791
5.88%, 02/01/27 .................. EUR 1,400 1,759,308
8.13%, 02/01/27
(b)
................. USD 11,961 13,031,509
5.50%, 01/15/28
(b)
................. 4,359 4,523,334
4.13%, 01/15/29 .................. EUR 1,499 1,779,661
5.13%, 01/15/29
(b)
................. USD 894 898,470
5.13%, 07/15/29
(b)
................. 8,754 8,796,895
Arqiva Broadcast Finance plc, 6.75%, 09/30/23 GBP 700 993,970
AT&T, Inc.:
2.63%, 12/01/22 .................. USD 416 426,870
4.35%, 03/01/29 .................. 25 28,946
2.55%, 12/01/33
(b)
................. 795 787,560
4.50%, 05/15/35 .................. 2,250 2,641,094
5.25%, 03/01/37 .................. 700 881,846
5.15%, 03/15/42 .................. 1,150 1,441,624
4.65%, 06/01/44 .................. 200 235,588
3.50%, 09/15/53
(b)
................. 670 673,129
3.55%, 09/15/55
(b)
................. 926 929,105
3.80%, 12/01/57
(b)
................. 615 640,758
3.65%, 09/15/59
(b)
................. 406 411,724
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(e)(l)
1,000 4,987
CCO Holdings LLC:
4.00%, 03/01/23
(b)
................. 165 166,444
5.13%, 05/01/27
(b)
................. 4,578 4,801,864
5.00%, 02/01/28
(b)
................. 1,891 1,983,186
5.38%, 06/01/29
(b)
................. 5,674 6,202,249
4.75%, 03/01/30
(b)
................. 4,890 5,171,175
4.50%, 08/15/30
(b)
................. 6,425 6,689,799
4.25%, 02/01/31
(b)
................. 4,661 4,748,394
4.50%, 05/01/32 .................. 4,390 4,549,138
4.50%, 06/01/33
(b)
................. 2,768 2,832,384
Cellnex Telecom SA
(i)
:
0.50%, 07/05/28 .................. EUR 400 646,850
0.75%, 11/20/31 .................. 4,600 5,328,998
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. USD 2,681 2,751,376
8.00%, 10/15/25 .................. 680 714,850
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 5,422 5,832,716
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 12 17,981
Embarq Corp., 8.00%, 06/01/36 ......... 350 396,777

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(b)
:
5.88%, 10/15/27 .................. USD 3,485 $ 3,733,306
5.00%, 05/01/28 .................. 5,279 5,457,589
6.75%, 05/01/29 .................. 3,802 4,042,552
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
.................... 2,572 2,656,284
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ 200 215,250
Level 3 Financing, Inc.:
5.38%, 05/01/25 .................. 550 561,688
4.63%, 09/15/27
(b)
................. 2,262 2,347,775
4.25%, 07/01/28
(b)
................. 1,996 2,025,461
3.75%, 07/15/29
(b)
................. 3,103 3,017,667
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 775 790,258
Lorca Telecom Bondco SA,
4.00%, 09/18/27 .................. EUR 828 998,983
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,223,205
Series Y, 7.50%, 04/01/24 ........... 2,989 3,355,152
5.13%, 12/15/26
(b)
................. 4,726 4,909,133
4.00%, 02/15/27
(b)
................. 3,281 3,346,620
Series G, 6.88%, 01/15/28 ........... 150 167,718
4.50%, 01/15/29
(b)
................. 5,072 4,950,018
5.38%, 06/15/29
(b)
................. 4,018 4,075,799
Series P, 7.60%, 09/15/39 ........... 1,633 1,857,537
Series U, 7.65%, 03/15/42 ........... 2,821 3,166,573
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(k)
..................... 10,215 10,904,513
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(j)
..................... 763 782,533
QualityTech LP, 3.88%, 10/01/28
(b)
....... 2,014 2,153,772
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 750 789,150
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 9,828 12,604,410
8.75%, 03/15/32 .................. 6,979 10,608,080
Switch Ltd.
(b)
:
3.75%, 09/15/28 .................. 3,024 3,061,800
4.13%, 06/15/29 .................. 2,162 2,218,753
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 2,987 3,561,998
6.00%, 09/30/34 .................. 5,359 6,182,946
7.20%, 07/18/36 .................. 333 429,570
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 1,059,347
Telecom Italia SpA:
5.30%, 05/30/24
(b)
................. USD 2,046 2,239,756
2.38%, 10/12/27 .................. EUR 600 740,103
1.63%, 01/18/29 .................. 1,349 1,572,071
Telefonica Emisiones SA, 4.90%, 03/06/48 .. USD 820 981,894
Telesat Canada
(b)
:
5.63%, 12/06/26 .................. 150 150,563
4.88%, 06/01/27 .................. 3,160 3,049,400
Verizon Communications, Inc.:
3.88%, 02/08/29 .................. 2,575 2,941,760
4.02%, 12/03/29 .................. 24 27,519
1.50%, 09/18/30 .................. 285 272,312
1.68%, 10/30/30 .................. 711 678,901
2.55%, 03/21/31 .................. 420 429,293
4.50%, 08/10/33 .................. 900 1,075,471
4.27%, 01/15/36 .................. 1,520 1,808,534
2.65%, 11/20/40 .................. 1,000 962,317
3.40%, 03/22/41 .................. 465 491,897
3.85%, 11/01/42 .................. 480 544,797
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.86%, 08/21/46 .................. USD 200 $ 258,758
3.55%, 03/22/51 .................. 251 268,160
2.99%, 10/30/56 .................. 160 150,406
3.70%, 03/22/61 .................. 1,439 1,541,253
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 661 782,801
5.00%, 07/15/30
(b)
................. USD 200 202,058
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(b)
................. 500 515,625
5.25%, 05/15/29 .................. GBP 100 145,870
5.50%, 05/15/29
(b)
................. USD 2,877 3,092,775
4.50%, 08/15/30
(b)
................. 1,806 1,819,545
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 700,400
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 16,888 16,771,811
6.13%, 03/01/28 .................. 10,488 10,710,870
279,246,802
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 78,116
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................. 430 436,157
Baltimore Gas & Electric Co.:
3.20%, 09/15/49 .................. 525 549,220
2.90%, 06/15/50 .................. 116 115,486
DPL, Inc., 4.35%, 04/15/29 ............ 1,225 1,328,721
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 464,625
DTE Electric Co.:
Series C, 2.63%, 03/01/31 ........... 4 4,212
Series A, 4.05%, 05/15/48 ........... 675 820,673
Duke Energy Carolinas LLC:
6.05%, 04/15/38 .................. 300 423,217
3.70%, 12/01/47 .................. 600 676,384
3.20%, 08/15/49 .................. 982 1,029,795
Duke Energy Corp., 2.45%, 06/01/30 ...... 225 227,501
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. 2,225 2,331,613
1.75%, 06/15/30 .................. 255 249,592
3.85%, 11/15/42 .................. 320 368,122
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,176,917
Edison International, 2.40%, 09/15/22 ..... 1,985 2,020,087
Emera US Finance LP, 0.83%, 06/15/24
(b)
... 975 969,494
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,081,814
Eversource Energy, 2.80%, 05/01/23 ...... 690 715,085
Exelon Corp.:
3.95%, 06/15/25 .................. 595 654,716
4.70%, 04/15/50 .................. 250 315,779
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
.......... 2,068 2,248,950
2.65%, 03/01/30 .................. 195 194,214
Series B, 2.25%, 09/01/30 ........... 161 154,370
Series C, 7.38%, 11/15/31 ........... 1,506 2,062,482
Series C, 5.35%, 07/15/47
(d)
.......... 4,691 5,629,200
Series C, 3.40%, 03/01/50 ........... 1,881 1,838,677
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 1,235 1,354,943
5.45%, 07/15/44 .................. 3,388 4,227,400
4.55%, 04/01/49 .................. 1,448 1,698,305
Florida Power & Light Co.:
3.70%, 12/01/47 .................. 365 429,298
3.15%, 10/01/49 .................. 650 706,336
Greenko Investment Co., 4.88%, 08/16/23 .. 2,238 2,268,493
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(l)
901 346,603
Kallpa Generacion SA, 4.88%, 05/24/26 .... 4,804 5,046,602
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
................ 480 486,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
60
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. USD 825 $ 932,863
4.25%, 07/15/49 .................. 1,175 1,476,890
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 9,160 9,170,305
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 .................. 257 272,950
3.55%, 05/01/27 .................. 615 679,024
1.90%, 06/15/28 .................. 600 606,445
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. 365 385,075
4.25%, 09/15/24 .................. 35 36,925
Northern States Power Co.:
2.90%, 03/01/50 .................. 350 357,029
2.60%, 06/01/51 .................. 360 341,931
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 425 440,557
6.63%, 01/15/27 .................. 2,915 3,017,666
2.45%, 12/02/27
(b)
................. 800 805,145
5.75%, 01/15/28 .................. 614 653,910
5.25%, 06/15/29
(b)
................. 261 277,639
3.63%, 02/15/31
(b)
................. 2,068 2,032,224
Ohio Power Co., 4.00%, 06/01/49 ........ 975 1,145,839
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 .................. 840 970,260
3.70%, 05/15/50 .................. 1,305 1,531,965
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.53%,
11/15/21
(a)
.................... 2,330 2,334,774
3.45%, 07/01/25 .................. 1,460 1,530,345
3.30%, 12/01/27 .................. 1,065 1,094,715
4.45%, 04/15/42 .................. 475 470,272
4.00%, 12/01/46 .................. 258 241,468
4.95%, 07/01/50 .................. 872 896,910
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 2,869 2,969,989
PG&E Corp., 5.25%, 07/01/30 .......... 1,992 2,010,924
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 125 147,740
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 481,893
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................. 600 649,415
Southern California Edison Co.:
1.10%, 04/01/24 .................. 1,200 1,208,265
4.00%, 04/01/47 .................. 575 604,844
Series B, 4.88%, 03/01/49 ........... 70 82,823
Series 20A, 2.95%, 02/01/51 ......... 340 307,873
Series H, 3.65%, 06/01/51 ........... 435 435,389
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,600,679
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 1,348 1,537,569
Tampa Electric Co.:
4.45%, 06/15/49 .................. 375 473,856
3.45%, 03/15/51 .................. 135 147,891
Virginia Electric & Power Co.:
Series B, 6.00%, 01/15/36 ........... 250 345,852
4.45%, 02/15/44 .................. 160 198,323
4.60%, 12/01/48 .................. 595 768,243
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 .................. 944 979,400
5.00%, 07/31/27 .................. 365 374,720
4.38%, 05/01/29 .................. 1,733 1,741,665
100,499,678
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... USD 1,739 $ 1,761,259
Energizer Gamma Acquisition BV, 3.50%,
06/30/29 ...................... EUR 588 694,417
Sensata Technologies BV
(b)
:
5.00%, 10/01/25 .................. USD 3,445 3,836,869
4.00%, 04/15/29 .................. 3,487 3,539,595
9,832,140
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 1,260 1,531,211
3.88%, 03/15/28 .................. 500 617,886
CDW LLC:
5.50%, 12/01/24 .................. USD 1,000 1,114,730
4.13%, 05/01/25 .................. 1,605 1,677,225
4.25%, 04/01/28 .................. 110 115,500
3.25%, 02/15/29 .................. 3,050 3,090,260
Ingram Micro, Inc., 5.45%, 12/15/24
(d)
..... 375 426,846
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
1,240 1,306,763
9,880,421
Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%, 12/02/22 1,725 1,698,909
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 1,728 1,833,840
6.25%, 04/01/28 .................. 3,858 4,027,405
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 423,561
Bristow Group, Inc., 6.88%, 03/01/28
(b)
..... 310 316,200
CGG SA, 7.75%, 04/01/27 ............ EUR 367 451,054
ChampionX Corp., 6.38%, 05/01/26 ....... USD 1,349 1,412,942
Halliburton Co.:
3.80%, 11/15/25 .................. 475 525,019
2.92%, 03/01/30 .................. 350 363,702
5.00%, 11/15/45 .................. 275 335,047
Hilong Holding Ltd., 9.75%, 11/18/24 ...... 1,465 1,289,200
Nabors Industries, Inc., 9.00%, 02/01/25
(b)
... 200 210,000
Oceaneering International, Inc.:
4.65%, 11/15/24 .................. 425 427,869
6.00%, 02/01/28 .................. 1,250 1,259,375
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 . 175 182,991
Precision Drilling Corp.
(b)
:
7.13%, 01/15/26 .................. 500 515,000
6.88%, 01/15/29 .................. 725 746,750
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 3,732 4,029,685
Tervita Corp., 11.00%, 12/01/25
(b)
........ 989 1,107,413
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 1,243,961
USA Compression Partners LP:
6.88%, 04/01/26 .................. 4,205 4,404,737
6.88%, 09/01/27 .................. 4,299 4,592,536
Weatherford International Ltd., 8.75%,
09/01/24
(b)
..................... 400 418,500
31,815,696
Entertainment — 0.2%
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 206,500
Banijay Group SAS, 6.50%, 03/01/26 ...... EUR 700 856,792
Cinemark USA, Inc.
(b)
:
5.88%, 03/15/26 .................. USD 881 921,922
5.25%, 07/15/28 .................. 877 898,925
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... 486 510,907
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 659 669,544
6.50%, 05/15/27 .................. 8,572 9,513,206
4.75%, 10/15/27 .................. 921 954,386
3.75%, 01/15/28 .................. 1,435 1,441,343

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
Netflix, Inc.:
4.38%, 11/15/26 .................. USD 1,040 $ 1,182,709
4.88%, 04/15/28 .................. 673 782,362
5.88%, 11/15/28 .................. 4,740 5,818,018
6.38%, 05/15/29 .................. 343 438,097
3.88%, 11/15/29 .................. EUR 480 685,126
5.38%, 11/15/29
(b)
................. USD 3,013 3,659,579
3.63%, 06/15/30 .................. EUR 763 1,074,816
4.88%, 06/15/30
(b)
................. USD 4,366 5,192,484
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 3,266 3,263,746
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 102,454
Walt Disney Co. (The):
1.65%, 09/01/22 .................. 10 10,158
3.50%, 05/13/40 .................. 358 399,134
3.60%, 01/13/51 .................. 300 340,052
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
.. 1,234 1,246,217
40,168,477
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 .................. 1,925 2,173,902
4.90%, 12/15/30 .................. 635 773,589
1.88%, 02/01/33 .................. 300 283,592
American Tower Corp.:
3.50%, 01/31/23 .................. 680 712,375
3.38%, 10/15/26 .................. 995 1,083,892
3.95%, 03/15/29 .................. 925 1,037,741
2.10%, 06/15/30 .................. 1,195 1,175,153
2.70%, 04/15/31 .................. 1,500 1,546,957
Boston Properties LP, 2.90%, 03/15/30 ..... 825 856,664
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 3,234 3,399,742
Crown Castle International Corp.:
3.80%, 02/15/28 .................. 1,075 1,194,411
4.30%, 02/15/29 .................. 715 822,317
2.10%, 04/01/31 .................. 200 194,905
2.50%, 07/15/31 .................. 1,200 1,208,543
2.90%, 04/01/41 .................. 200 194,545
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 1,248 1,274,358
Diversified Healthcare Trust, 9.75%, 06/15/25 705 780,787
Duke Realty LP, 3.05%, 03/01/50 ........ 120 117,987
EPR Properties, 3.75%, 08/15/29 ........ 100 100,139
Equinix, Inc.:
2.90%, 11/18/26 .................. 575 615,070
3.00%, 07/15/50 .................. 125 120,019
2.95%, 09/15/51 .................. 665 633,464
ERP Operating LP, 2.85%, 11/01/26 ...... 530 566,085
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
.... 945 962,577
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 1,505 1,489,568
GLP Capital LP, 4.00%, 01/15/31 ........ 830 894,308
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 1,491 1,502,183
Healthpeak Properties, Inc.:
3.00%, 01/15/30 .................. 458 485,287
2.88%, 01/15/31 .................. 75 78,468
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 .................. 500 518,327
4.88%, 09/15/29 .................. 500 516,100
5.25%, 07/15/30 .................. 5,643 5,973,567
4.50%, 02/15/31 .................. 740 749,250
5.63%, 07/15/32 .................. 6,171 6,604,945
iStar, Inc., 4.25%, 08/01/25 ............ 700 720,125
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... 3,250 3,384,713
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 2,080 2,252,541
4.63%, 06/15/25
(b)
................. 2,345 2,505,328
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.50%, 09/01/26 .................. USD 3,798 $ 4,054,365
5.75%, 02/01/27 .................. 2,046 2,276,420
4.50%, 01/15/28 .................. 4,794 5,069,655
3.88%, 02/15/29
(b)
................. 2,382 2,419,088
Mid-America Apartments LP, 1.70%, 02/15/31 230 218,463
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 1,055 1,086,650
5.00%, 10/15/27 .................. 1,392 1,475,645
4.63%, 08/01/29 .................. 3,406 3,645,987
3.38%, 04/24/30 .................. GBP 200 285,786
3.50%, 03/15/31 .................. USD 7,113 7,184,059
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 1,675 1,783,674
Prologis LP, 2.25%, 04/15/30 ........... 900 919,260
Realty Income Corp.:
3.88%, 04/15/25 .................. 450 496,474
3.00%, 01/15/27 .................. 370 399,719
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 4,598 4,722,376
4.50%, 02/15/29
(b)
................. 2,738 2,740,245
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 1,260 1,272,600
SBA Communications Corp.:
4.88%, 09/01/24 .................. 4,513 4,591,977
3.88%, 02/15/27 .................. 4,571 4,693,983
Service Properties Trust:
4.50%, 06/15/23 .................. 255 261,375
4.65%, 03/15/24 .................. 500 509,100
4.35%, 10/01/24 .................. 238 239,666
7.50%, 09/15/25 .................. 3,021 3,420,371
5.50%, 12/15/27 .................. 1,323 1,411,946
4.38%, 02/15/30 .................. 850 809,625
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 1,955 2,189,600
UDR, Inc.:
3.20%, 01/15/30 .................. 300 324,284
2.10%, 08/01/32 .................. 85 81,607
Uniti Group LP
(b)
:
7.88%, 02/15/25 .................. 1,250 1,339,062
4.75%, 04/15/28 .................. 2,681 2,674,297
6.50%, 02/15/29 .................. 4,563 4,574,408
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 710,708
VEREIT Operating Partnership LP:
3.95%, 08/15/27 .................. 660 743,424
2.20%, 06/15/28 .................. 320 324,683
2.85%, 12/15/32 .................. 245 255,931
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 1,385 1,412,340
4.25%, 12/01/26 .................. 4,856 5,051,308
3.75%, 02/15/27 .................. 3,497 3,556,869
4.63%, 12/01/29 .................. 2,586 2,747,625
4.13%, 08/15/30 .................. 6,977 7,164,123
Welltower, Inc., 2.05%, 01/15/29 ......... 485 485,668
XHR LP
(b)
:
6.38%, 08/15/25 .................. 450 478,687
4.88%, 06/01/29 .................. 668 689,710
140,296,367
Food & Staples Retailing — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 915 898,543
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 305 311,862
3.25%, 03/15/26
(b)
................. 2,763 2,802,373
4.63%, 01/15/27
(b)
................. 3,587 3,751,823
5.88%, 02/15/28
(b)
................. 1,903 2,050,283
4.88%, 02/15/30
(b)
................. 2,102 2,241,804

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
62
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
..................... EUR 700 $ 610,898
4.05%, 08/05/26
(d)
................. 100 115,611
5.25%, 04/15/27 .................. 900 1,091,186
Iceland Bondco plc:
4.63%, 03/15/25 .................. GBP 600 816,493
4.38%, 05/15/28 .................. 625 813,486
Ingles Markets, Inc.:
5.75%, 06/15/23 .................. USD 210 210,315
4.00%, 06/15/31
(b)
................. 482 481,397
Kroger Co. (The):
4.45%, 02/01/47 .................. 450 535,687
3.95%, 01/15/50 .................. 100 113,792
Picard Groupe SAS:
(EURIBOR 3 Month + 3.00%), 3.00%,
11/30/23
(a)
.................... EUR 1,500 1,776,996
3.88%, 07/01/26 .................. 504 597,618
Quatrim SASU, 5.88%, 01/15/24 ........ 900 1,108,656
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 125,964
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 719,951
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 3,340 3,406,800
Walmart, Inc.:
3.70%, 06/26/28 .................. 25 28,459
4.05%, 06/29/48 .................. 1,420 1,783,522
26,393,519
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 4,281 4,453,995
4.63%, 11/15/28 .................. 1,734 1,796,858
General Mills, Inc., 3.00%, 02/01/51
(b)
..... 46 46,357
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 630 649,215
JBS USA Food Co., 7.00%, 01/15/26
(b)
..... 350 371,000
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 1,906 2,084,687
6.50%, 04/15/29 .................. 5,804 6,522,303
5.50%, 01/15/30 .................. 1,185 1,325,280
3.75%, 12/01/31 .................. 2,678 2,740,264
Knight Castle Investments Ltd., 7.99%,
01/23/21
(e)(l)
.................... 231 161,700
Kraft Heinz Foods Co.:
4.63%, 01/30/29 .................. 500 581,945
3.75%, 04/01/30 .................. 1,600 1,755,552
4.25%, 03/01/31 .................. 7,669 8,711,898
5.00%, 07/15/35 .................. 837 1,026,681
6.88%, 01/26/39 .................. 2,541 3,649,917
4.63%, 10/01/39 .................. 1,024 1,192,618
6.50%, 02/09/40 .................. 1,215 1,687,362
5.00%, 06/04/42 .................. 3,010 3,675,506
5.20%, 07/15/45 .................. 986 1,224,061
4.38%, 06/01/46 .................. 5,204 5,897,166
4.88%, 10/01/49 .................. 9,738 11,821,458
5.50%, 06/01/50 .................. 9,202 11,941,921
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 400 413,912
4.88%, 11/01/26 .................. 800 827,000
4.88%, 05/15/28 .................. 661 731,231
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 900 958,500
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 1,500 1,569,375
5.63%, 01/15/28 .................. 2,142 2,270,520
4.63%, 04/15/30 .................. 444 451,472
4.50%, 09/15/31 .................. 2,145 2,141,461
Premier Foods Finance plc, 3.50%, 10/15/26 . GBP 569 787,098
Security
Par (000)
Par (000) Value
Food Products (continued)
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 3,808 $ 3,841,091
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 687 870,501
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 695 689,787
88,869,692
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 .................. 550 600,875
5.88%, 08/20/26 .................. 250 279,912
5.75%, 05/20/27 .................. 350 390,250
Atmos Energy Corp., 0.63%, 03/09/23 ..... 525 525,161
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 436,210
China Oil & Gas Group Ltd., 5.50%, 01/25/23 . 630 645,474
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 5,235 5,306,981
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 912,443
Suburban Propane Partners LP:
5.88%, 03/01/27 .................. 800 839,924
5.00%, 06/01/31
(b)
................. 1,270 1,300,163
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 539 555,181
11,792,574
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 .................. 600 772,603
6.15%, 11/30/37 .................. 240 353,471
4.90%, 11/30/46 .................. 95 130,014
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 6,959 7,347,103
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. 1,194 1,220,263
3.73%, 12/15/24 .................. 575 626,146
3.70%, 06/06/27 .................. 2,175 2,416,818
4.69%, 12/15/44 .................. 540 672,019
3.79%, 05/20/50 .................. 61 68,206
DH Europe Finance II SARL, 2.05%, 11/15/22 715 731,405
Hologic, Inc.
(b)
:
4.63%, 02/01/28 .................. 300 315,000
3.25%, 02/15/29 .................. 962 953,583
Medtronic, Inc., 4.38%, 03/15/35 ........ 625 777,537
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 5,484 5,888,445
7.25%, 02/01/28 .................. 4,784 5,225,324
Teleflex, Inc.:
4.63%, 11/15/27 .................. 350 372,816
4.25%, 06/01/28
(b)
................. 1,227 1,279,148
Varex Imaging Corp., 7.88%, 10/15/27
(b)
.... 20 22,400
29,172,301
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 .................. 2,301 2,456,318
5.00%, 04/15/29 .................. 3,460 3,608,503
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 1,349 1,436,537
4.63%, 08/01/29 .................. 1,910 1,933,875
Aetna, Inc., 4.75%, 03/15/44 ........... 550 681,317
AHP Health Partners, Inc.
(b)
:
9.75%, 07/15/26 .................. 3,264 3,511,411
5.75%, 07/15/29 .................. 2,226 2,256,608
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 828 859,621
Anthem, Inc.:
2.38%, 01/15/25 .................. 105 109,958
4.65%, 01/15/43 .................. 350 436,063
3.70%, 09/15/49 .................. 550 609,716
CAB SELAS, 3.38%, 02/01/28 .......... EUR 714 842,392

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Centene Corp.:
5.38%, 06/01/26
(b)
................. USD 525 $ 548,625
5.38%, 08/15/26
(b)
................. 1,565 1,635,425
4.25%, 12/15/27 .................. 1,674 1,763,977
2.45%, 07/15/28 .................. 6,233 6,317,146
4.63%, 12/15/29 .................. 7,326 8,056,915
3.00%, 10/15/30 .................. 8,370 8,598,334
2.50%, 03/01/31 .................. 9,548 9,416,715
Chrome Bidco SASU, 3.50%, 05/31/28 ..... EUR 693 833,023
Chrome Holdco SASU, 5.00%, 05/31/29 .... 332 403,019
Cigna Corp.:
4.13%, 11/15/25 .................. USD 400 448,256
6.13%, 11/15/41 .................. 240 343,127
4.90%, 12/15/48 .................. 580 746,949
3.40%, 03/15/50 .................. 155 161,304
CommonSpirit Health:
3.35%, 10/01/29 .................. 500 541,513
2.78%, 10/01/30 .................. 225 233,483
3.91%, 10/01/50 .................. 440 483,616
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 10,556 11,162,864
8.00%, 03/15/26 .................. 9,717 10,470,068
5.63%, 03/15/27 .................. 3,600 3,843,000
8.00%, 12/15/27 .................. 400 445,020
6.00%, 01/15/29 .................. 2,569 2,748,830
6.88%, 04/15/29 .................. 984 1,029,726
6.13%, 04/01/30 .................. 1,702 1,727,530
4.75%, 02/15/31 .................. 460 461,725
CVS Health Corp.:
3.50%, 07/20/22 .................. 2,370 2,436,190
1.30%, 08/21/27 .................. 760 745,488
4.30%, 03/25/28 .................. 2,031 2,333,430
1.88%, 02/28/31 .................. 3,235 3,137,813
5.13%, 07/20/45 .................. 700 910,455
5.05%, 03/25/48 .................. 810 1,052,089
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 2,066 2,124,302
Encompass Health Corp.:
4.50%, 02/01/28 .................. 566 587,208
4.75%, 02/01/30 .................. 3,043 3,233,187
4.63%, 04/01/31 .................. 1,444 1,547,174
HCA, Inc.:
5.88%, 05/01/23 .................. 300 326,010
5.38%, 02/01/25 .................. 2,268 2,558,304
5.88%, 02/15/26 .................. 1,000 1,155,650
5.38%, 09/01/26 .................. 5,759 6,627,169
5.63%, 09/01/28 .................. 2,414 2,860,590
5.88%, 02/01/29 .................. 2,425 2,928,188
3.50%, 09/01/30 .................. 10,370 11,047,887
5.50%, 06/15/47 .................. 850 1,107,059
5.25%, 06/15/49 .................. 665 847,670
3.50%, 07/15/51 .................. 860 859,608
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(b)
.. 2,941 2,987,497
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................. 299 304,963
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(k)
GBP 800 1,117,351
Laboratoire Eimer Selas, 5.00%, 02/01/29 ... EUR 217 262,008
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. USD 1,540 1,641,101
4.38%, 02/15/27 .................. 1,962 1,985,544
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 3,050 2,973,750
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 1,607 1,701,411
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,951 3,157,570
Molina Healthcare, Inc.:
5.38%, 11/15/22
(d)
................. 530 554,512
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.38%, 06/15/28
(b)
................. USD 3,023 $ 3,151,478
3.88%, 11/15/30
(b)
................. 2,020 2,103,325
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
.... 480 493,200
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 4,944 5,352,275
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 698,486
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 1,537 1,604,244
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 2,130 2,268,493
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 4,077 4,158,540
10.00%, 04/15/27 ................. 4,850 5,322,875
Sutter Health:
Series 20A, 2.29%, 08/15/30 ......... 870 877,368
Series 20A, 3.36%, 08/15/50 ......... 244 258,946
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 410,858
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 1,132 1,148,640
4.63%, 09/01/24
(b)
................. 1,371 1,407,140
7.50%, 04/01/25
(b)
................. 1,506 1,626,676
4.88%, 01/01/26
(b)
................. 7,029 7,290,479
6.25%, 02/01/27
(b)
................. 2,524 2,634,425
5.13%, 11/01/27
(b)
................. 7,002 7,343,347
4.63%, 06/15/28
(b)
................. 234 240,833
6.13%, 10/01/28
(b)
................. 3,548 3,780,891
4.25%, 06/01/29
(b)
................. 2,278 2,306,475
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 775 866,133
2.75%, 05/15/40 .................. 345 349,383
4.75%, 07/15/45 .................. 440 576,377
4.25%, 06/15/48 .................. 510 632,325
3.70%, 08/15/49 .................. 400 457,930
3.25%, 05/15/51 .................. 180 192,018
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 467 482,551
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,319 2,452,342
216,761,740
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 1,065 1,102,275
5.00%, 05/15/27 .................. 5,401 5,657,547
6,759,822
Hotels, Restaurants & Leisure — 1.6%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 .................. 407 411,477
5.75%, 04/15/25 .................. 2,266 2,399,150
3.88%, 01/15/28 .................. 3,250 3,290,625
4.38%, 01/15/28 .................. 1,974 2,001,143
4.00%, 10/15/30 .................. 1,250 1,209,375
Accor SA, 0.70%, 12/07/27
(i)
........... EUR 892 553,064
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 1,277 1,355,216
Bloomin' Brands, Inc., 5.13%, 04/15/29
(b)
... 245 251,737
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. 991 1,092,449
4.75%, 12/01/27 .................. 1,104 1,142,640
4.75%, 06/15/31
(b)
................. 3,025 3,138,437
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 2,414 2,490,596
Burger King France SAS, 6.00%, 05/01/24 .. EUR 700 843,707
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 13,572 14,386,320
8.13%, 07/01/27 .................. 10,306 11,462,333
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 5,490 5,785,087

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
64
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.:
11.50%, 04/01/23
(b)
................ USD 2,800 $ 3,151,120
10.13%, 02/01/26 ................. EUR 604 835,260
10.50%, 02/01/26
(b)
................ USD 3,235 3,766,349
7.63%, 03/01/26
(b)
................. 245 266,131
7.63%, 03/01/26 .................. EUR 636 834,887
5.75%, 03/01/27
(b)
................. USD 10,825 11,339,188
9.88%, 08/01/27
(b)
................. 2,816 3,287,680
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
..................... 759 748,564
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,338,750
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 5,328 5,561,100
6.50%, 10/01/28 .................. 435 468,712
Champion Path Holdings Ltd.:
4.50%, 01/27/26 .................. 4,832 5,025,280
4.85%, 01/27/28 .................. 4,811 5,014,866
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 6,993 7,287,101
4.75%, 01/15/28 .................. 2,264 2,342,584
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 1,417 1,442,647
4.75%, 05/22/25 .................. EUR 1,133 1,348,493
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
................ 736 925,077
10.75%, 09/30/23 ................. 139 176,274
4.50%, (4.50% Cash or 11.63% PIK),
11/01/23
(a)(b)(j)
.................. USD 518 369,018
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(j)
.................... EUR 615 521,346
CPUK Finance Ltd.:
4.88%, 08/28/25 .................. GBP 619 866,435
4.50%, 08/28/27 .................. 482 675,119
Diamond Resorts International, Inc., 7.75%,
09/01/23
(b)
..................... USD 300 308,400
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 546 546,000
Expedia Group, Inc.:
3.60%, 12/15/23 .................. 1,510 1,604,773
6.25%, 05/01/25
(b)
................. 308 358,283
2.95%, 03/15/31 .................. 890 901,849
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 630 645,671
6.75%, 07/02/23 .................. 10,490 11,006,632
6.85%, 07/02/24 .................. 1,558 1,660,731
5.95%, 10/19/25 .................. 6,198 6,514,873
5.05%, 01/27/27 .................. 5,930 5,962,615
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 476 518,840
Gamma Bidco SpA:
5.13%, 07/15/25 .................. EUR 146 178,556
6.25%, 07/15/25 .................. 839 1,049,063
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 632 637,978
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 5,941 6,001,717
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 1,228 1,292,470
5.75%, 05/01/28
(b)
................. 1,614 1,746,461
4.88%, 01/15/30 .................. 3,234 3,452,295
4.00%, 05/01/31
(b)
................. 1,656 1,670,689
Hilton Grand Vacations Borrower Escrow LLC
(b)
:
5.00%, 06/01/29 .................. 380 388,550
4.88%, 07/01/31 .................. 710 708,140
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,224,938
International Game Technology plc:
6.50%, 02/15/25
(b)
................. 1,000 1,121,250
4.13%, 04/15/26
(b)
................. 205 213,456
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
3.50%, 06/15/26 .................. EUR 200 $ 242,842
5.25%, 01/15/29
(b)
................. USD 310 332,475
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 529,210
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 41,800
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 549,281
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 2,588 2,681,815
8.00%, 04/15/26 .................. 1,592 1,696,658
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
791 789,023
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
................. 620 659,339
6.50%, 09/15/26 .................. 248 257,610
4.75%, 01/15/28 .................. 325 333,028
4.50%, 06/15/29
(b)
................. 1,159 1,174,936
McDonald's Corp., 4.88%, 12/09/45 ....... 320 412,214
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 9,061 9,402,486
5.63%, 07/17/27 .................. 630 658,665
5.38%, 12/04/29 .................. 431 453,170
5.38%, 12/04/29
(b)
................. 400 420,575
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 627,786
MGM China Holdings Ltd.:
5.25%, 06/18/25 .................. 4,566 4,746,643
5.88%, 05/15/26 .................. 3,334 3,492,990
MGM Resorts International:
7.75%, 03/15/22 .................. 4,734 4,947,977
6.00%, 03/15/23 .................. 5,798 6,202,120
5.75%, 06/15/25 .................. 261 287,818
4.63%, 09/01/26 .................. 261 275,681
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 2,327 2,329,909
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 701 814,913
5.88%, 03/15/26 .................. 2,065 2,163,087
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 2,350 2,462,682
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,923 2,065,302
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
1,252 1,250,435
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,605 1,685,250
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 1,681 1,704,500
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 935 1,064,731
9.13%, 06/15/23 .................. 1,114 1,222,615
11.50%, 06/01/25 ................. 4,370 5,036,425
4.25%, 07/01/26 .................. 250 249,687
5.50%, 04/01/28 .................. 4,592 4,809,202
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 1,982 2,170,290
5.00%, 10/15/25 .................. 2,379 2,456,317
8.25%, 03/15/26 .................. 3,658 3,923,132
7.00%, 05/15/28 .................. 1,055 1,152,271
7.25%, 11/15/29 .................. 475 535,800
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 979 1,049,978
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 935 1,115,985
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,581,620
Stars Group Holdings BV, 7.00%, 07/15/26
(b)
. 500 517,520
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 1,111 1,590,943
8.25%, 07/31/25 .................. 400 578,220
Studio City Finance Ltd.:
6.00%, 07/15/25 .................. USD 1,000 1,048,937
5.00%, 01/15/29
(b)
................. 6,870 6,931,693
Travel + Leisure Co.:
6.63%, 07/31/26
(b)
................. 1,041 1,179,453

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.00%, 04/01/27
(d)
................. USD 500 $ 549,285
4.63%, 03/01/30
(b)
................. 134 138,114
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 1,021,143
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
..... 336 349,584
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 1,358 1,371,580
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 606,600
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 834 865,867
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 .................. 300 311,250
5.50%, 03/01/25 .................. 750 807,645
5.25%, 05/15/27 .................. 2,243 2,409,206
Wynn Macau Ltd.:
4.88%, 10/01/24 .................. 630 638,780
5.50%, 01/15/26 .................. 6,674 6,971,410
5.50%, 10/01/27 .................. 2,279 2,365,602
5.63%, 08/26/28
(b)
................. 435 454,521
5.13%, 12/15/29
(b)
................. 650 669,500
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 1,605 1,729,387
5.13%, 10/01/29 .................. 5,543 5,854,794
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 2,131 2,317,462
4.75%, 01/15/30
(b)
................. 3,298 3,570,118
5.35%, 11/01/43 .................. 48 51,000
292,079,454
Household Durables — 0.2%
Beazer Homes USA, Inc.:
5.88%, 10/15/27 .................. 750 783,787
7.25%, 10/15/29 .................. 768 852,726
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 300 316,875
5.00%, 06/15/29 .................. 1,588 1,599,910
4.88%, 02/15/30 .................. 2,761 2,734,218
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 3,006,623
Century Communities, Inc.:
5.88%, 07/15/25 .................. 500 517,110
6.75%, 06/01/27 .................. 100 106,125
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 294,000
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,611,840
KB Home:
6.88%, 06/15/27 .................. 650 773,500
4.00%, 06/15/31 .................. 745 751,519
LGI Homes, Inc., 4.00%, 07/15/29
(b)
....... 983 987,915
M/I Homes, Inc., 4.95%, 02/01/28 ........ 1,435 1,497,064
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 520 543,400
4.63%, 03/01/30 .................. 1,686 1,722,249
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 250 322,175
Meritage Homes Corp., 5.13%, 06/06/27 .... 745 832,537
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
520 551,044
Newell Brands, Inc.:
4.88%, 06/01/25 .................. 174 192,488
4.70%, 04/01/26
(d)
................. 500 557,560
5.87%, 04/01/36
(d)
................. 200 246,500
6.00%, 04/01/46
(d)
................. 271 343,411
Nobel Bidco BV, 3.13%, 06/15/28 ........ EUR 582 690,107
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 2,344 2,478,194
Shea Homes LP
(b)
:
4.75%, 02/15/28 .................. 1,085 1,110,357
4.75%, 04/01/29 .................. 280 287,526
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 300 339,375
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.75%, 01/15/28 .................. USD 225 $ 254,025
5.13%, 08/01/30 .................. 61 66,117
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
..................... 3,933 3,981,966
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 87,800
TopBuild Corp., 3.63%, 03/15/29
(b)
....... 420 415,800
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,852,479
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 .................. 2,050 2,224,250
5.70%, 06/15/28 .................. 493 543,532
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 1,553 1,621,487
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 1,858 1,918,757
40,016,348
Household Products — 0.1%
Central Garden & Pet Co.:
4.13%, 10/15/30 .................. 1,343 1,371,539
4.13%, 04/30/31
(b)
................. 1,491 1,507,773
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 .................. 1,014 1,039,097
4.38%, 03/31/29 .................. 108 108,111
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,612,681
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 1,946 1,975,190
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 .................. 340 360,400
5.50%, 07/15/30 .................. 946 1,019,315
3.88%, 03/15/31 .................. 912 896,159
9,890,265
Independent Power and Renewable Electricity Producers
— 0.1%
(b)
AES Corp. (The):
1.38%, 01/15/26 .................. 1,345 1,331,804
2.45%, 01/15/31 .................. 860 850,893
Calpine Corp.:
5.25%, 06/01/26 .................. 3,588 3,691,155
4.50%, 02/15/28 .................. 2,071 2,112,420
5.13%, 03/15/28 .................. 10,682 10,868,935
4.63%, 02/01/29 .................. 669 657,721
5.00%, 02/01/31 .................. 2,597 2,584,015
3.75%, 03/01/31 .................. 207 197,136
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 2,246 2,355,493
InterGen NV, 7.00%, 06/30/23 .......... 500 496,250
Talen Energy Supply LLC:
10.50%, 01/15/26 ................. 440 318,175
7.25%, 05/15/27 .................. 150 139,959
6.63%, 01/15/28 .................. 680 622,778
26,226,734
Industrial Conglomerates — 0.0%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................. 1,506 1,983,025
6.88%, 03/25/44 .................. 774 1,019,165
General Electric Co., 6.88%, 01/10/39 ..... 30 44,882
Roper Technologies, Inc.:
3.65%, 09/15/23 .................. 350 373,804
1.00%, 09/15/25 .................. 355 353,203
1.75%, 02/15/31 .................. 205 196,992
3,971,071
Insurance — 0.6%
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. 9,546 9,689,095

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
66
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
6.75%, 10/15/27 .................. USD 12,596 $ 13,237,892
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(k)
.................... 26,200 27,084,250
American International Group, Inc.:
4.50%, 07/16/44 .................. 1,005 1,219,809
4.80%, 07/10/45 .................. 355 443,645
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 629 667,149
Aon Corp., 3.75%, 05/02/29 ........... 550 618,896
Aon plc, 4.60%, 06/14/44 ............. 365 456,807
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(j)
.......... 532 551,128
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(k)
....... 4,260 4,592,280
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)
..... EUR 2,315 3,380,756
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... USD 2,020 2,020,000
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
1,461 1,490,220
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(k)
..................... 760 763,562
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 1,267 1,846,846
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,482 2,643,330
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(k)
........... 1,721 1,744,449
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 1,436 1,519,058
HUB International Ltd., 7.00%, 05/01/26
(b)
... 8,054 8,352,723
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(k)
............... 2,100 2,122,706
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(k)
................ GBP 2,875 4,454,226
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)
..... EUR 300 370,413
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 1,377,284
NFP Corp.
(b)
:
4.88%, 08/15/28 .................. 2,065 2,098,329
6.88%, 08/15/28 .................. 9,089 9,568,081
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(k)
........... EUR 1,275 1,510,319
Prudential Financial, Inc., 4.35%, 02/25/50 .. USD 425 532,798
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
.... 677 750,218
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 700 935,060
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 775 926,531
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 160 154,381
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 708 680,919
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... EUR 950 1,266,320
109,069,480
Interactive Media & Services — 0.1%
Alphabet, Inc.:
1.90%, 08/15/40 .................. USD 730 663,641
2.05%, 08/15/50 .................. 435 383,851
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 5,670 5,811,750
Tencent Holdings Ltd., 3.84%, 04/24/51
(b)
... 460 498,097
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
....... 125 134,500
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 2,754 2,926,125
10,417,964
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . USD 1,220 $ 1,191,623
Amazon.com, Inc.:
3.15%, 08/22/27 .................. 525 580,066
3.88%, 08/22/37 .................. 1,075 1,281,884
2.50%, 06/03/50 .................. 360 340,165
3.10%, 05/12/51 .................. 600 630,260
2.70%, 06/03/60 .................. 180 172,404
3.25%, 05/12/61 .................. 810 853,618
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 3,907 3,882,581
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 .................. 1,328 1,394,400
3.50%, 03/01/29 .................. 960 953,760
HSE Finance SARL, 5.63%, 10/15/26 ..... EUR 401 488,847
Match Group Holdings II LLC
(b)
:
5.00%, 12/15/27 .................. USD 300 315,375
4.63%, 06/01/28 .................. 2,599 2,702,622
5.63%, 02/15/29 .................. 1,965 2,122,200
4.13%, 08/01/30 .................. 2,523 2,567,153
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 11 11,041
QVC, Inc.:
4.38%, 03/15/23 .................. 200 210,898
4.85%, 04/01/24 .................. 200 217,000
4.45%, 02/15/25 .................. 1,000 1,067,991
4.75%, 02/15/27 .................. 1,500 1,590,555
4.38%, 09/01/28 .................. 345 351,900
5.95%, 03/15/43 .................. 200 202,500
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(k)
............... EUR 925 1,129,723
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 300 417,390
24,675,956
IT Services — 0.5%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... USD 5,755 5,750,684
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 3,073 3,063,351
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 1,096 1,133,856
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 1,306 1,291,307
6.13%, 12/01/28 .................. 358 368,740
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 557,431
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 720 892,918
9.75%, 09/01/26
(b)
................. USD 10,402 10,948,105
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,332 2,320,247
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 .................. 3,231 3,295,620
4.00%, 07/01/29 .................. 3,248 3,321,080
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 1,468 1,450,883
5.63%, 09/15/28 .................. 1,358 1,383,123
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 785 972,079
Cogent Communications Group, Inc., 5.38%,
03/01/22
(b)
..................... USD 182 185,134
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 1,380 1,366,200
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................. 365 373,894
Fiserv, Inc.:
3.50%, 07/01/29 .................. 10 11,003
2.65%, 06/01/30 .................. 755 781,709
4.40%, 07/01/49 .................. 225 271,387
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 4,484 4,735,642
3.63%, 06/15/29 .................. 1,999 2,028,985
3.75%, 10/01/30 .................. 4,007 4,099,602
Global Payments, Inc.:
1.20%, 03/01/26 .................. 955 945,880
3.20%, 08/15/29 .................. 1,300 1,391,469

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
4.15%, 08/15/49 .................. USD 475 $ 544,665
International Business Machines Corp.:
4.15%, 05/15/39 .................. 600 713,015
4.00%, 06/20/42 .................. 25 29,451
4.25%, 05/15/49 .................. 665 821,158
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,471 1,527,244
Mastercard, Inc.:
1.90%, 03/15/31 .................. 230 232,472
3.85%, 03/26/50 .................. 260 313,986
Nexi SpA, 0.00%, 02/24/28
(i)(m)
.......... EUR 900 1,077,559
Northwest Fiber LLC, 6.00%, 02/15/28
(b)
.... USD 1,782 1,785,903
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 455 466,966
3.25%, 06/01/50 .................. 805 875,656
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 295 303,484
Square, Inc., 3.50%, 06/01/31
(b)
......... 4,721 4,762,309
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 1,215 1,278,787
6.75%, 06/01/25 .................. 6,593 6,704,290
Twilio, Inc., 3.88%, 03/15/31 ........... 1,360 1,395,700
Unisys Corp., 6.88%, 11/01/27
(b)
......... 2,425 2,650,137
United Group BV:
4.88%, 07/01/24 .................. EUR 866 1,037,898
4.00%, 11/15/27 .................. 1,411 1,661,215
VeriSign, Inc., 4.75%, 07/15/27 ......... USD 1,690 1,793,512
82,915,736
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 676 710,273
5.88%, 12/15/27
(b)
................. 4,409 4,805,810
3.75%, 04/01/29
(b)
................. 783 814,320
6.20%, 10/01/40 .................. 691 851,658
5.45%, 11/01/41 .................. 888 1,023,420
8,205,481
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 .................. 1,754 1,813,197
3.75%, 03/15/29 .................. 347 351,771
4.00%, 03/15/31 .................. 747 777,127
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,157 4,115,430
7,057,525
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 379,350
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,189 1,217,239
Colfax Corp., 6.38%, 02/15/26
(b)
......... 1,853 1,956,768
Deere & Co., 3.75%, 04/15/50 .......... 325 392,915
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 589,521
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 4,018 4,123,473
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 3,167 3,238,384
Hillenbrand, Inc., 3.75%, 03/01/31 ........ 400 398,092
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 2,542 2,758,070
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 567 574,796
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 804,626
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 975 1,045,200
6.63%, 11/01/25 .................. 2,525 2,608,653
Novafives SAS, 5.00%, 06/15/25 ........ EUR 787 876,028
Otis Worldwide Corp.:
3.11%, 02/15/40 .................. USD 253 261,492
3.36%, 02/15/50 .................. 10 10,525
Platin 1426 GmbH, 5.38%, 06/15/23 ...... EUR 788 940,725
Security
Par (000)
Par (000) Value
Machinery (continued)
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 3,580 $ 3,651,600
Renk AG:
5.75%, 07/15/25 .................. EUR 709 874,430
Sofima Holding SpA:
3.75%, 01/15/28 .................. 677 806,606
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 696,230
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 818 877,305
Terex Corp., 5.00%, 05/15/29
(b)
......... 4,303 4,485,878
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 4,187 4,338,779
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 724 757,485
TK Elevator Midco GmbH, 4.38%, 07/15/27 .. EUR 748 926,241
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 6,365 6,707,119
Vertical Holdco GmbH:
6.63%, 07/15/28 .................. EUR 700 884,018
7.63%, 07/15/28
(b)
................. USD 2,946 3,196,970
50,378,518
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26 ......... EUR 1,100 1,450,389
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 1,844 2,022,075
3,472,464
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 2,253 2,371,282
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 1,003 1,153,640
7.50%, 05/15/26
(b)
................. USD 10,221 10,643,127
3.00%, 01/15/28 .................. EUR 976 1,100,205
5.00%, 01/15/28
(b)
................. USD 6,698 6,565,179
Altice Finco SA, 4.75%, 01/15/28 ........ EUR 400 463,358
AMC Networks, Inc.:
5.00%, 04/01/24 .................. USD 266 269,383
4.75%, 08/01/25 .................. 1,561 1,602,679
4.25%, 02/15/29 .................. 940 948,225
Audacy Capital Corp., 6.75%, 03/31/29
(b)
... 365 378,729
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
..................... 1,110 1,120,057
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,245,420
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 1,201 1,205,504
Charter Communications Operating LLC:
4.46%, 07/23/22 .................. 2,670 2,764,221
Series USD, 4.50%, 02/01/24 ......... 655 713,407
4.91%, 07/23/25 .................. 570 645,759
6.38%, 10/23/35 .................. 810 1,082,700
6.48%, 10/23/45 .................. 1,840 2,534,014
5.13%, 07/01/49 .................. 905 1,077,765
3.85%, 04/01/61 .................. 455 446,581
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,471,552
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 .................. 3,715 3,891,537
7.50%, 06/01/29 .................. 5,307 5,494,531
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 12,818 13,141,270
Comcast Corp.:
3.15%, 03/01/26 .................. 2,725 2,964,677
2.35%, 01/15/27 .................. 300 314,666
4.15%, 10/15/28 .................. 1,632 1,889,133
2.65%, 02/01/30 .................. 225 236,851
4.60%, 10/15/38 .................. 2,050 2,540,774
3.75%, 04/01/40 .................. 1,000 1,127,280
2.80%, 01/15/51 .................. 1,705 1,640,431
4.95%, 10/15/58 .................. 550 760,547

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
68
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC:
5.88%, 09/15/22 .................. USD 450 $ 472,140
5.25%, 06/01/24 .................. 4,991 5,408,765
5.50%, 04/15/27
(b)
................. 970 1,018,548
5.38%, 02/01/28
(b)
................. 4,003 4,234,974
6.50%, 02/01/29
(b)
................. 3,885 4,303,026
5.75%, 01/15/30
(b)
................. 2,705 2,809,819
4.13%, 12/01/30
(b)
................. 3,261 3,240,619
4.63%, 12/01/30
(b)
................. 12,012 11,785,093
3.38%, 02/15/31
(b)
................. 980 926,012
4.50%, 11/15/31
(b)
................. 3,572 3,593,932
5.00%, 11/15/31
(b)
................. 1,995 2,004,576
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 581 607,871
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
2,532 1,639,470
DISH DBS Corp.:
5.88%, 07/15/22 .................. 6,903 7,201,210
5.00%, 03/15/23 .................. 230 240,725
5.88%, 11/15/24 .................. 1,700 1,825,375
7.75%, 07/01/26 .................. 5,861 6,637,582
7.38%, 07/01/28 .................. 450 484,258
5.13%, 06/01/29
(b)
................. 6,606 6,522,963
Fox Corp.:
3.67%, 01/25/22 .................. 65 66,272
3.05%, 04/07/25 .................. 575 615,687
GCI LLC, 4.75%, 10/15/28
(b)
........... 1,851 1,894,499
Gray Television, Inc.
(b)
:
7.00%, 05/15/27 .................. 505 546,031
4.75%, 10/15/30 .................. 250 249,133
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 200 250,934
iHeartCommunications, Inc.:
8.38%, 05/01/27 .................. 239 256,029
5.25%, 08/15/27
(b)
................. 214 223,716
4.75%, 01/15/28
(b)
................. 175 180,031
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 .................. 300 302,617
3.38%, 03/01/41 .................. 370 383,851
5.40%, 10/01/48 .................. 200 267,381
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 969,601
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 .................. 3,513 3,785,960
5.13%, 07/15/29 .................. 3,016 3,117,790
Liberty Interactive LLC:
8.50%, 07/15/29 .................. 500 569,810
8.25%, 02/01/30 .................. 400 457,203
MDC Partners, Inc., 7.50%, 05/01/24
(b)(d)
.... 1,010 1,022,625
Meredith Corp., 6.88%, 02/01/26 ........ 613 637,520
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 581,700
News Corp., 3.88%, 05/15/29
(b)
......... 1,721 1,738,210
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
700 742,000
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 3,344 3,462,344
4.25%, 01/15/29 .................. 919 924,744
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,617,158
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 4,716 4,881,060
6.50%, 09/15/28 .................. 10,878 11,428,971
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 128 126,980
5.38%, 01/15/31 .................. 1,284 1,279,942
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 3,924 3,855,330
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 1,890 1,980,247
Security
Par (000)
Par (000) Value
Media (continued)
4.00%, 07/15/28 .................. USD 4,792 $ 4,935,760
5.50%, 07/01/29 .................. 5,652 6,158,984
4.13%, 07/01/30 .................. 1,287 1,298,429
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
. 360 366,008
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 631 810,533
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,919 2,380,585
Summer BidCo BV
(j)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 911,549
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 408,001
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 73 74,277
4.75%, 03/15/26
(b)
................. 585 623,025
4.63%, 03/15/28 .................. 750 778,125
5.00%, 09/15/29 .................. 3,350 3,505,708
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 3,600 3,787,200
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 3,637 3,932,506
Time Warner Cable LLC, 4.00%, 09/01/21 ... 850 850,000
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 1,644 1,759,080
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 4,563 4,655,173
6.63%, 06/01/27 .................. 2,338 2,533,340
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 3,428 3,435,884
UPC Holding BV:
5.50%, 01/15/28
(b)
................. 400 419,000
3.88%, 06/15/29 .................. EUR 700 840,902
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 1,756 2,126,044
Urban One, Inc., 7.38%, 02/01/28
(b)
....... USD 75 81,000
ViacomCBS, Inc.:
4.38%, 03/15/43 .................. 592 684,978
5.85%, 09/01/43 .................. 229 313,756
4.95%, 05/19/50 .................. 77 97,228
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
.................... 450 515,286
Videotron Ltd.:
5.00%, 07/15/22 .................. 450 468,045
5.38%, 06/15/24
(b)
................. 400 438,000
5.13%, 04/15/27
(b)
................. 569 594,605
3.63%, 06/15/29
(b)
................. 2,829 2,884,760
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 567 796,096
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 4,887 4,984,740
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 783 818,235
5.13%, 02/28/30 .................. 2,365 2,420,554
Ziggo BV
(b)
:
5.50%, 01/15/27 .................. 4,992 5,186,688
4.88%, 01/15/30 .................. 2,956 3,029,900
260,080,802
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 .................. 6,909 7,450,061
5.45%, 01/24/28 .................. 630 677,672
Alcoa Nederland Holding BV, 7.00%, 09/30/26
(b)
450 470,250
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................. 2,253 2,469,851
5.88%, 12/01/27 .................. 25 26,188
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,289,197
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,479,940
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 1,922 2,048,410

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.13%, 02/15/28 .................. USD 3,386 $ 3,632,230
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 30 42,294
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 286 388,659
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 10,502 11,565,327
Cleveland-Cliffs, Inc.
(b)
:
9.88%, 10/17/25 .................. 1,322 1,549,397
4.63%, 03/01/29 .................. 200 210,454
Commercial Metals Co., 5.38%, 07/15/27 ... 104 109,980
Constellium SE
(b)
:
5.88%, 02/15/26 .................. 7,037 7,245,999
5.63%, 06/15/28 .................. 1,468 1,574,430
3.75%, 04/15/29 .................. 5,396 5,342,040
FMG Resources August 2006 Pty. Ltd.
(b)
:
5.13%, 05/15/24 .................. 545 593,369
4.50%, 09/15/27 .................. 595 647,062
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 .................. 3,038 3,208,888
5.40%, 11/14/34 .................. 168 202,911
5.45%, 03/15/43 .................. 7,453 9,109,951
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,116,814
Glencore Funding LLC, 0.00%, 03/27/25
(i)(m)
.. 800 778,640
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,688,192
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 1,979,277
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 2,368 2,628,480
JSW Steel Ltd.:
5.95%, 04/18/24 .................. 630 672,446
5.38%, 04/04/25 .................. 4,173 4,442,420
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 .................. 244 252,083
4.50%, 06/01/31 .................. 980 1,005,029
KME SE, 6.75%, 02/01/23 ............ EUR 630 690,996
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. USD 615 675,731
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 4,149 4,501,665
Newmont Corp.:
3.70%, 03/15/23 .................. 220 229,661
2.80%, 10/01/29 .................. 235 247,589
5.45%, 06/09/44 .................. 300 410,180
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 3,557 3,812,215
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 3,432 3,570,154
4.75%, 01/30/30 .................. 6,768 7,106,400
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 . EUR 595 723,371
Nucor Corp.:
2.00%, 06/01/25 .................. USD 205 212,129
2.98%, 12/15/55
(b)
................. 75 72,480
Periama Holdings LLC, 5.95%, 04/19/26 .... 4,824 5,236,452
Southern Copper Corp., 5.88%, 04/23/45 ... 150 208,500
Steel Dynamics, Inc.:
2.40%, 06/15/25 .................. 95 99,341
1.65%, 10/15/27 .................. 535 533,206
3.25%, 10/15/50 .................. 210 209,255
SunCoke Energy Partners LP, 7.50%,
06/15/25
(b)
..................... 350 363,492
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
... 200 199,750
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
..... 2,457 2,561,423
thyssenkrupp AG, 2.88%, 02/22/24 ....... EUR 2,862 3,441,819
TMS International Corp., 6.25%, 04/15/29
(b)
.. USD 816 856,800
United States Steel Corp.:
6.25%, 03/15/26 .................. 108 111,326
6.88%, 03/01/29 .................. 2,065 2,209,550
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. USD 367 $ 440,125
3.75%, 07/08/30 .................. 2,790 2,967,165
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 6,094 5,763,781
13.88%, 01/21/24 ................. 2,425 2,635,975
8.95%, 03/11/25
(b)
................. 1,278 1,252,440
Vedanta Resources Ltd.,
7.13%, 05/31/23 .................. 6,730 6,228,615
138,469,527
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b)
................ 1,326 1,307,569
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 100,095
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 1,943 1,952,715
5.50%, 11/01/23
(b)
................. 217 227,307
4.75%, 03/15/25 .................. 550 572,000
3.63%, 07/15/26
(b)
................. 215 216,613
4,376,299
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 285 209,707
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 630 646,459
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(b)
170 182,823
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 3,931 4,328,817
Marks & Spencer plc, 4.50%, 07/10/27
(d)
.... GBP 600 887,821
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... USD 3,038 3,243,065
9,498,692
Multi-Utilities — 0.0%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 881,359
Consumers Energy Co., 3.25%, 08/15/46 ... 875 937,875
Dominion Energy, Inc.:
2.72%, 08/15/21
(d)
................. 365 366,044
Series B, 2.75%, 09/15/22 ........... 1,210 1,236,131
3.90%, 10/01/25 .................. 1,120 1,238,449
DTE Energy Co.:
Series B, 2.60%, 06/15/22 ........... 180 183,888
2.25%, 11/01/22 .................. 200 204,481
NiSource, Inc.:
3.60%, 05/01/30 .................. 400 442,883
3.95%, 03/30/48 .................. 550 626,868
Sempra Energy:
3.40%, 02/01/28 .................. 1,075 1,181,230
3.80%, 02/01/38 .................. 1,025 1,137,986
8,437,194
Oil, Gas & Consumable Fuels — 3.2%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 1,600 1,767,300
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 3,599 3,896,637
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 3,355 3,749,581
5.75%, 03/01/27 .................. 1,634 1,699,360
5.75%, 01/15/28 .................. 732 770,262
5.38%, 06/15/29 .................. 2,488 2,593,740
Antero Resources Corp.:
5.00%, 03/01/25 .................. 200 204,694
8.38%, 07/15/26
(b)
................. 205 233,187
7.63%, 02/01/29
(b)
................. 3,196 3,547,560
5.38%, 03/01/30
(b)
................. 1,657 1,691,184
Apache Corp.:
4.63%, 11/15/25 .................. 305 329,400

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
70
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.88%, 11/15/27 .................. USD 1,279 $ 1,385,144
4.38%, 10/15/28 .................. 1,098 1,168,821
4.25%, 01/15/30 .................. 1,287 1,357,785
5.10%, 09/01/40 .................. 2,913 3,051,367
5.25%, 02/01/42 .................. 599 633,443
4.75%, 04/15/43 .................. 4,198 4,364,661
4.25%, 01/15/44 .................. 767 749,451
5.35%, 07/01/49 .................. 736 774,640
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 1,810 2,501,673
8.25%, 12/31/28 .................. 1,004 1,104,400
5.88%, 06/30/29 .................. 3,415 3,415,000
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 630 666,146
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
. 180 182,700
BP Capital Markets America, Inc.:
3.19%, 04/06/25 .................. 730 786,577
3.02%, 01/16/27 .................. 582 628,035
3.59%, 04/14/27 .................. 732 810,440
4.23%, 11/06/28 .................. 758 878,972
3.63%, 04/06/30 .................. 830 930,466
1.75%, 08/10/30 .................. 560 546,408
3.06%, 06/17/41 .................. 1,025 1,032,752
BP Capital Markets plc:
Series BP, 1.00%, 04/28/23
(i)
.......... GBP 600 853,684
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(k)
..................... USD 12,000 12,780,000
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(a)(k)
.. GBP 500 732,388
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(k)
..................... USD 20,125 22,097,250
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 318 329,528
5.85%, 11/15/43 .................. 1,712 1,699,160
5.60%, 10/15/44 .................. 978 948,660
Callon Petroleum Co.:
6.25%, 04/15/23 .................. 243 243,282
6.13%, 10/01/24 .................. 745 734,414
9.00%, 04/01/25
(b)
................. 4,529 4,936,610
8.00%, 08/01/28
(b)
................. 4,358 4,407,027
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 .................. 500 497,500
9.25%, 07/15/24
(b)
................. 200 220,000
11.00%, 04/15/25
(b)
................ 542 589,425
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 606,689
Centennial Resource Production LLC
(b)
:
5.38%, 01/15/26 .................. 1,548 1,517,040
6.88%, 04/01/27 .................. 1,769 1,808,997
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 995 1,140,339
5.13%, 06/30/27 .................. 1,165 1,354,646
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 540 560,250
4.50%, 10/01/29 .................. 2,671 2,871,325
4.00%, 03/01/31
(b)
................. 5,101 5,330,545
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 12,982 13,696,010
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 .................. 213 224,715
5.88%, 02/01/29 .................. 551 596,433
Chevron USA, Inc., 4.20%, 10/15/49 ...... 665 819,011
Cimarex Energy Co., 3.90%, 05/15/27 ..... 155 170,847
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 .................. 1,719 1,791,318
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 06/15/26 .................. USD 1,785 $ 1,860,863
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 1,700 1,821,660
6.00%, 01/15/29 .................. 1,695 1,832,668
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 .................. 1,517 1,663,011
5.88%, 07/01/29 .................. 2,592 2,689,200
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 .................. 1,671 1,733,662
6.75%, 03/01/29 .................. 3,747 3,991,417
5.88%, 01/15/30 .................. 2,574 2,625,480
ConocoPhillips, 3.75%, 10/01/27
(b)
....... 800 898,920
Continental Resources, Inc.:
4.50%, 04/15/23 .................. 374 389,177
4.38%, 01/15/28 .................. 500 553,125
5.75%, 01/15/31
(b)
................. 561 671,798
4.90%, 06/01/44 .................. 632 715,743
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 1,050 1,075,134
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,813 2,931,118
Crestwood Midstream Partners LP:
5.75%, 04/01/25 .................. 75 77,115
5.63%, 05/01/27
(b)
................. 1,657 1,700,496
6.00%, 02/01/29
(b)
................. 1,450 1,518,875
CrownRock LP
(b)
:
5.63%, 10/15/25 .................. 6,099 6,312,465
5.00%, 05/01/29 .................. 160 168,040
DCP Midstream Operating LP:
3.88%, 03/15/23 .................. 300 311,250
5.38%, 07/15/25 .................. 645 718,336
6.45%, 11/03/36
(b)
................. 1,578 1,846,260
6.75%, 09/15/37
(b)
................. 5,096 6,127,940
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 346,875
5.60%, 04/01/44 .................. 350 385,002
Delek Logistics Partners LP, 7.13%, 06/01/28
(b)
100 105,500
Devon Energy Corp.:
8.25%, 08/01/23
(b)
................. 286 325,853
5.25%, 09/15/24
(b)
................. 400 445,558
5.25%, 10/15/27
(b)
................. 1,070 1,153,335
4.75%, 05/15/42 .................. 323 364,460
Diamondback Energy, Inc.:
2.88%, 12/01/24 .................. 1,680 1,774,416
4.75%, 05/31/25 .................. 50 56,297
3.50%, 12/01/29 .................. 1,400 1,498,766
3.13%, 03/24/31 .................. 269 278,780
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 .................. 3,527 3,581,069
4.38%, 06/15/31 .................. 4,077 4,165,838
Enbridge, Inc.:
4.00%, 10/01/23 .................. 500 533,650
2.50%, 01/15/25 .................. 1,040 1,089,573
3.70%, 07/15/27 .................. 144 158,824
3.13%, 11/15/29 .................. 425 455,135
4.50%, 06/10/44 .................. 30 35,396
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 15,164,846
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
.................... 4,760 5,195,719
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
................ 300 306,000
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 700 749,000
5.50%, 01/30/26 .................. 4,452 4,624,515
5.75%, 01/30/28 .................. 682 727,183

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)
..................... USD 3,470 $ 3,548,075
Energy Transfer LP:
5.00%, 10/01/22 .................. 300 312,737
5.88%, 01/15/24 .................. 3,740 4,144,309
4.90%, 02/01/24 .................. 245 266,375
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
..................... 10,183 10,381,569
5.25%, 04/15/29 .................. 270 318,916
5.95%, 10/01/43 .................. 220 274,466
5.15%, 03/15/45 .................. 1,250 1,445,708
6.25%, 04/15/49 .................. 1,735 2,276,747
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 1,672 1,766,284
5.38%, 06/01/29 .................. 930 970,567
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 1,979 2,077,950
4.15%, 06/01/25 .................. 1,283 1,343,737
4.85%, 07/15/26 .................. 2,041 2,112,435
5.60%, 04/01/44 .................. 969 876,945
5.05%, 04/01/45 .................. 66 56,760
5.45%, 06/01/47 .................. 600 532,500
Enterprise Products Operating LLC:
4.45%, 02/15/43 .................. 1,000 1,182,543
4.85%, 03/15/44 .................. 5 6,106
4.80%, 02/01/49 .................. 575 707,650
4.20%, 01/31/50 .................. 930 1,072,664
EOG Resources, Inc.:
4.38%, 04/15/30 .................. 300 355,144
4.95%, 04/15/50 .................. 70 93,152
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 1,589 1,728,038
4.13%, 12/01/26 .................. 178 182,228
6.50%, 07/01/27
(b)
................. 3,017 3,363,955
5.50%, 07/15/28 .................. 730 788,823
4.50%, 01/15/29
(b)
................. 2,005 2,039,842
4.75%, 01/15/31
(b)
................. 3,573 3,681,762
6.50%, 07/15/48 .................. 240 256,800
EQT Corp.:
7.63%, 02/01/25
(d)
................. 475 554,083
3.13%, 05/15/26
(b)
................. 1,353 1,386,433
3.90%, 10/01/27 .................. 2,054 2,200,347
5.00%, 01/15/29 .................. 384 428,148
8.50%, 02/01/30
(d)
................. 1,593 2,075,536
3.63%, 05/15/31
(b)
................. 381 397,192
Genesis Energy LP:
6.50%, 10/01/25 .................. 1,078 1,088,780
8.00%, 01/15/27 .................. 2,351 2,470,019
7.75%, 02/01/28 .................. 840 868,090
Global Partners LP:
7.00%, 08/01/27 .................. 400 424,000
6.88%, 01/15/29 .................. 975 1,045,688
GNL Quintero SA, 4.63%, 07/31/29 ....... 7,171 7,789,499
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 194 193,030
Greenko Dutch BV, 3.85%, 03/29/26 ...... 650 666,250
Greenko Mauritius Ltd., 6.25%, 02/21/23 ... 930 957,900
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 630 646,537
5.95%, 07/29/26 .................. 8,565 9,227,717
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 1,052 1,142,472
Hess Corp.:
4.30%, 04/01/27 .................. 955 1,062,881
5.60%, 02/15/41 .................. 925 1,154,655
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.80%, 04/01/47 .................. USD 200 $ 260,606
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 885 923,055
5.13%, 06/15/28 .................. 1,031 1,081,261
Hilcorp Energy I LP
(b)
:
5.75%, 10/01/25 .................. 550 558,250
6.25%, 11/01/28 .................. 220 233,750
5.75%, 02/01/29 .................. 474 494,145
6.00%, 02/01/31 .................. 1,160 1,229,600
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 1,900 1,942,750
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 915,071
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 1,760 1,846,130
5.25%, 04/28/27 .................. 700 729,881
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 3,543 3,720,752
India Green Energy Holdings:
5.38%, 04/29/24 .................. 1,945 2,036,780
5.38%, 04/29/24
(b)
................. 2,183 2,286,010
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
..................... 4,254 4,445,430
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 709 766,606
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 3,387 3,450,506
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,589,780
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21 .................. 3,000 3,000,000
6.95%, 01/15/38 .................. 286 408,768
6.38%, 03/01/41 .................. 75 103,668
5.40%, 09/01/44 .................. 850 1,067,215
Kinder Morgan, Inc.:
3.15%, 01/15/23 .................. 2,105 2,190,362
5.55%, 06/01/45 .................. 1,175 1,521,179
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 4,016 4,186,045
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 600 618,750
Marathon Oil Corp., 4.40%, 07/15/27 ...... 965 1,092,973
Marathon Petroleum Corp.:
4.50%, 05/01/23 .................. 2,150 2,292,876
4.75%, 09/15/44 .................. 49 57,896
Matador Resources Co., 5.88%, 09/15/26 ... 8,506 8,761,180
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 2,890 3,147,029
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ...................... 3,648 3,824,244
MEG Energy Corp.
(b)
:
6.50%, 01/15/25 .................. 441 455,884
7.13%, 02/01/27 .................. 689 734,009
5.88%, 02/01/29 .................. 649 676,582
Mongolian Mining Corp., 9.25%, 04/15/24 ... 4,000 3,692,000
MPLX LP:
1.75%, 03/01/26 .................. 1,160 1,172,506
4.25%, 12/01/27 .................. 790 895,212
4.00%, 03/15/28 .................. 425 474,792
Murphy Oil Corp.:
6.88%, 08/15/24 .................. 300 306,750
5.75%, 08/15/25 .................. 1,222 1,254,077
5.88%, 12/01/27 .................. 512 534,374
6.38%, 07/15/28 .................. 100 105,435
6.37%, 12/01/42
(d)
................. 150 148,556
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,815,206
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 .................. 11,256 11,523,330
6.50%, 09/30/26 .................. 9,125 9,323,925
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,763 2,901,150

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
72
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... USD 1,007 $ 1,440,517
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
4,018 4,329,395
NuStar Logistics LP:
5.75%, 10/01/25 .................. 752 817,800
6.00%, 06/01/26 .................. 2,522 2,736,370
5.63%, 04/28/27 .................. 600 642,528
6.38%, 10/01/30 .................. 47 51,930
Oasis Midstream Partners LP, 8.00%,
04/01/29
(b)
..................... 650 690,983
Oasis Petroleum, Inc., 6.38%, 06/01/26
(b)
... 2,532 2,640,192
Occidental Petroleum Corp.:
2.70%, 02/15/23 .................. 552 564,254
6.95%, 07/01/24 .................. 431 485,513
2.90%, 08/15/24 .................. 6,386 6,529,685
5.50%, 12/01/25 .................. 1,091 1,205,577
5.55%, 03/15/26 .................. 320 353,600
3.40%, 04/15/26 .................. 348 355,830
3.20%, 08/15/26 .................. 114 114,855
3.00%, 02/15/27 .................. 30 29,775
8.50%, 07/15/27 .................. 380 478,496
6.38%, 09/01/28 .................. 705 823,088
3.50%, 08/15/29 .................. 1,750 1,756,300
8.88%, 07/15/30 .................. 885 1,183,590
6.63%, 09/01/30 .................. 550 660,000
6.13%, 01/01/31 .................. 1,964 2,310,705
6.45%, 09/15/36 .................. 2,200 2,630,320
4.30%, 08/15/39 .................. 2,678 2,557,490
6.20%, 03/15/40 .................. 3,053 3,452,088
4.50%, 07/15/44 .................. 2,020 1,944,250
4.63%, 06/15/45 .................. 4,189 4,084,275
6.60%, 03/15/46 .................. 450 534,915
4.40%, 04/15/46 .................. 4,378 4,205,069
4.10%, 02/15/47 .................. 482 448,800
4.20%, 03/15/48 .................. 2,492 2,330,020
4.40%, 08/15/49 .................. 1,217 1,168,320
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 5,181 5,215,972
Ovintiv Exploration, Inc.:
5.63%, 07/01/24 .................. 425 473,203
5.38%, 01/01/26 .................. 2,342 2,639,307
Ovintiv, Inc.:
8.13%, 09/15/30 .................. 25 34,070
7.20%, 11/01/31 .................. 50 65,794
7.38%, 11/01/31 .................. 847 1,124,569
6.50%, 08/15/34 .................. 1,122 1,481,168
6.63%, 08/15/37 .................. 50 66,714
6.50%, 02/01/38 .................. 150 199,703
Par Petroleum LLC, 7.75%, 12/15/25
(b)
..... 300 301,539
Parkland Corp.
(b)
:
5.88%, 07/15/27 .................. 2,224 2,370,495
4.50%, 10/01/29 .................. 776 788,563
Parsley Energy LLC, 5.63%, 10/15/27
(b)
.... 420 453,600
PBF Holding Co. LLC:
9.25%, 05/15/25
(b)
................. 2,656 2,675,628
7.25%, 06/15/25 .................. 500 380,000
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 1,134 1,159,742
6.25%, 12/01/25 .................. 1,742 1,802,970
5.75%, 05/15/26 .................. 1,430 1,493,892
Petrobras Global Finance BV, 5.30%, 01/27/25 4,905 5,506,782
Pioneer Natural Resources Co.:
0.55%, 05/15/23 .................. 580 580,554
1.13%, 01/15/26 .................. 310 306,952
2.15%, 01/15/31 .................. 755 739,800
Plains All American Pipeline LP, 4.30%,
01/31/43 ...................... 430 434,387
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Puma International Financing SA:
5.13%, 10/06/24
(b)
................. USD 350 $ 352,187
5.13%, 10/06/24 .................. 1,375 1,383,594
5.00%, 01/24/26
(b)
................. 550 553,541
Qatar Petroleum, 3.30%, 07/12/51 ....... 4,029 4,029,000
Range Resources Corp.:
5.00%, 03/15/23 .................. 500 517,500
4.88%, 05/15/25 .................. 922 954,270
9.25%, 02/01/26 .................. 1,471 1,621,778
8.25%, 01/15/29
(b)
................. 962 1,084,655
ReNew Power Ltd., 6.45%, 09/27/22 ...... 3,330 3,429,484
ReNew Power Pvt Ltd., 5.88%, 03/05/27 .... 4,485 4,775,964
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................. 630 661,224
6.67%, 03/12/24 .................. 4,901 5,143,906
Renewable Energy Group, Inc., 5.88%,
06/01/28
(b)
..................... 275 288,406
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
...................... EUR 550 697,691
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
...................... 467 609,071
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 388,424
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 1,313 1,638,798
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. USD 975 1,094,130
5.63%, 03/01/25 .................. 1,105 1,262,946
Santos Finance Ltd., 5.25%, 03/13/29 ..... 1,100 1,251,304
SM Energy Co.:
10.00%, 01/15/25
(b)
................ 6,364 7,180,756
5.63%, 06/01/25 .................. 120 118,800
6.75%, 09/15/26 .................. 201 204,517
6.63%, 01/15/27 .................. 416 427,440
6.50%, 07/15/28 .................. 3,531 3,628,103
Southwestern Energy Co.:
6.45%, 01/23/25
(d)
................. 1,637 1,812,159
7.50%, 04/01/26 .................. 1,451 1,536,247
7.75%, 10/01/27 .................. 175 189,873
8.38%, 09/15/28 .................. 857 968,410
Sunoco LP:
6.00%, 04/15/27 .................. 1,460 1,526,795
5.88%, 03/15/28 .................. 1,136 1,207,000
4.50%, 05/15/29
(b)
................. 1,515 1,541,513
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 677 686,221
7.50%, 10/01/25 .................. 1,062 1,162,890
5.50%, 01/15/28 .................. 295 300,162
6.00%, 12/31/30 .................. 1,925 2,001,269
Talos Production, Inc., 12.00%, 01/15/26 ... 600 639,000
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 3,333 3,500,683
5.38%, 02/01/27 .................. 1,036 1,078,735
6.50%, 07/15/27 .................. 400 433,488
5.00%, 01/15/28 .................. 550 580,250
6.88%, 01/15/29 .................. 786 885,531
5.50%, 03/01/30 .................. 2,199 2,418,153
4.88%, 02/01/31
(b)
................. 772 835,690
4.00%, 01/15/32
(b)
................. 494 508,153
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 584 599,330
5.00%, 01/31/28 .................. 1,080 1,143,450
4.75%, 01/15/30 .................. 986 1,009,832
UGI International LLC, 3.25%, 11/01/25 .... EUR 500 605,385

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.:
2.70%, 04/15/23 .................. USD 425 $ 440,613
1.20%, 03/15/24 .................. 1,250 1,260,815
2.85%, 04/15/25 .................. 625 662,703
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
4,612 4,854,130
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 1,681 1,751,115
Western Midstream Operating LP:
4.75%, 08/15/28 .................. 256 276,480
5.30%, 02/01/30
(d)
................. 1,900 2,128,009
5.45%, 04/01/44 .................. 2,063 2,222,882
5.30%, 03/01/48 .................. 5,389 5,739,285
5.50%, 08/15/48 .................. 671 730,310
6.50%, 02/01/50
(d)
................. 6,463 7,483,088
Williams Cos., Inc. (The):
3.60%, 03/15/22 .................. 1,000 1,016,784
3.70%, 01/15/23 .................. 960 999,684
4.55%, 06/24/24 .................. 1,425 1,569,938
584,960,080
Paper & Forest Products — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 125 124,531
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 191,783
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
.. 1,300 1,308,125
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
..................... 1,080 1,115,640
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
..................... 300 317,625
Suzano Austria GmbH, 3.13%, 01/15/32 .... 2,435 2,411,624
5,469,328
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 .................. EUR 900 1,057,799
3.88%, 04/15/26 .................. 1,299 1,546,050
4.75%, 04/15/26 .................. 600 692,569
5.00%, 04/15/26
(b)
................. USD 2,418 2,451,804
6.50%, 04/15/26
(b)
................. 500 506,525
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
548 580,880
Ontex Group NV, 3.50%, 07/15/26 ....... EUR 511 605,161
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... USD 2,137 2,060,335
9,501,123
Pharmaceuticals — 0.6%
Astrazeneca Finance LLC, 2.25%, 05/28/31 .. 155 157,225
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 800 870,160
8.50%, 01/31/27 .................. 3,400 3,695,460
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 1,966 2,015,150
5.50%, 11/01/25 .................. 1,125 1,154,250
9.00%, 12/15/25 .................. 6,400 6,862,720
5.75%, 08/15/27 .................. 2,758 2,927,286
7.00%, 01/15/28 .................. 1,904 1,961,120
5.00%, 01/30/28 .................. 1,357 1,287,454
4.88%, 06/01/28 .................. 5,150 5,271,025
5.00%, 02/15/29 .................. 4,391 4,094,607
6.25%, 02/15/29 .................. 4,469 4,420,065
7.25%, 05/30/29 .................. 5,147 5,259,771
5.25%, 01/30/30 .................. 475 441,750
5.25%, 02/15/31 .................. 1,032 963,320
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,699,378
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 .................. 332 354,174
3.40%, 07/26/29 .................. 80 89,655
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 3,091 3,229,971
2.38%, 03/01/28 .................. EUR 2,407 2,859,808
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.13%, 02/15/29
(b)
................. USD 1,454 $ 1,408,025
Cheplapharm Arzneimittel GmbH:
4.38%, 01/15/28 .................. EUR 592 729,165
5.50%, 01/15/28
(b)
................. USD 2,250 2,306,250
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
680 795,784
Endo DAC
(b)
:
5.88%, 10/15/24 .................. 400 393,000
9.50%, 07/31/27 .................. 5,600 5,712,000
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 3,516 3,445,680
Gruenenthal GmbH:
3.63%, 11/15/26 .................. EUR 558 680,064
4.13%, 05/15/28 .................. 325 397,238
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... USD 800 870,000
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 3,864 4,006,195
Johnson & Johnson, 3.55%, 03/01/36 ..... 510 593,574
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 1,300 1,366,463
Merck & Co., Inc., 3.40%, 03/07/29 ....... 155 173,705
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 800 951,920
7.25%, 09/30/25 .................. 374 455,200
Nidda Healthcare Holding GmbH,
3.50%, 09/30/24 .................. 1,911 2,254,370
Organon & Co.:
2.88%, 04/30/28 .................. 716 860,671
4.13%, 04/30/28
(b)
................. USD 5,174 5,276,445
5.13%, 04/30/31
(b)
................. 5,794 5,968,979
P&L Development LLC, 7.75%, 11/15/25
(b)
... 2,150 2,257,500
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,815 10,034,169
Pfizer, Inc.:
3.45%, 03/15/29 .................. 240 269,935
4.30%, 06/15/43 .................. 155 194,653
2.70%, 05/28/50 .................. 1,150 1,144,086
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 236,926
6.75%, 10/30/25 .................. 1,212 1,504,757
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 .................. USD 1,088 1,181,084
3.18%, 07/09/50 .................. 1,920 1,940,433
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. EUR 900 1,150,414
4.50%, 03/01/25 .................. 500 611,699
1.88%, 03/31/27 .................. 300 325,555
1.63%, 10/15/28 .................. 300 313,216
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. USD 200 219,500
109,643,004
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 .................. 85 88,332
4.00%, 04/15/29 .................. 696 700,917
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,406 1,472,743
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 2,832 2,807,220
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 3,607 3,823,420
10.25%, 02/15/27 ................. 2,172 2,398,387
House of Finance NV (The), 4.38%, 07/15/26 . EUR 500 601,768
Intertrust Group BV, 3.38%, 11/15/25 ...... 711 859,930
Jaguar Holding Co. II
(b)
:
4.63%, 06/15/25 .................. USD 872 915,600
5.00%, 06/15/28 .................. 4,588 4,973,025
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 965 1,002,394
La Financiere Atalian SASU, 5.13%, 05/15/25 EUR 471 561,281

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
74
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,874 $ 1,965,357
22,170,374
Real Estate Management & Development — 2.9%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 900 1,100,938
2.75%, 11/13/26 .................. 500 599,545
2.25%, 01/14/29 .................. 300 344,609
Aedas Homes Opco SLU, 4.00%, 08/15/26 .. 429 520,132
Agile Group Holdings Ltd.:
8.50%, 07/18/21 .................. USD 1,758 1,761,164
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(k)
..................... 984 1,003,865
5.75%, 01/02/25 .................. 7,642 7,699,315
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(k)
..................... 2,282 2,306,674
6.05%, 10/13/25 .................. 4,265 4,325,776
Alam Sutera Realty Tbk. PT, 6.00%, (6.00%
Cash or 6.25% PIK), 05/02/24
(j)
........ 607 527,900
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 4,380 4,641,431
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(k)
................ EUR 1,100 1,354,868
Canary Wharf Group Investment Holdings plc,
3.38%, 04/23/28 ................. GBP 500 697,704
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 348,014
Central China Real Estate Ltd.:
6.88%, 08/08/22 .................. 630 614,250
7.25%, 04/24/23 .................. 2,630 2,472,200
7.90%, 11/07/23 .................. 1,930 1,804,550
7.25%, 07/16/24 .................. 2,118 1,837,762
7.25%, 08/13/24 .................. 918 787,644
CFLD Cayman Investment Ltd.
(e)(l)
:
8.63%, 02/28/21 .................. 314 109,664
6.92%, 06/16/22 .................. 4,911 1,704,424
6.90%, 01/13/23 .................. 6,858 2,401,586
8.60%, 04/08/24 .................. 2,833 989,425
China Aoyuan Group Ltd.:
8.50%, 01/23/22 .................. 3,028 3,028,000
5.38%, 09/13/22 .................. 400 386,220
7.95%, 02/19/23 .................. 10,122 9,995,475
6.35%, 02/08/24 .................. 7,738 7,273,720
5.98%, 08/18/25 .................. 2,400 2,118,000
China Evergrande Group:
8.25%, 03/23/22 .................. 1,145 976,327
9.50%, 04/11/22 .................. 630 536,799
11.50%, 01/22/23 ................. 9,095 7,229,388
10.00%, 04/11/23 ................. 7,174 5,473,762
7.50%, 06/28/23 .................. 2,500 1,768,437
12.00%, 01/22/24 ................. 6,281 4,680,523
10.50%, 04/11/24 ................. 1,930 1,383,328
China SCE Group Holdings Ltd.:
5.88%, 03/10/22 .................. 1,171 1,182,804
7.25%, 04/19/23 .................. 5,710 5,864,527
7.38%, 04/09/24 .................. 6,549 6,765,117
7.00%, 05/02/25 .................. 4,685 4,747,451
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 2,100 2,120,344
6.55%, 03/28/24 .................. 2,810 2,947,514
6.45%, 11/07/24 .................. 3,264 3,447,600
6.00%, 07/16/25 .................. 4,272 4,490,406
5.95%, 10/20/25 .................. 5,340 5,648,051
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.25%, 05/13/26 .................. USD 6,015 $ 6,187,180
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(k)
................ EUR 600 739,774
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. USD 2,719 2,877,552
6.15%, 09/17/25 .................. 4,561 4,994,295
4.20%, 02/06/26 .................. 8,332 8,669,529
5.63%, 12/15/26 .................. 800 889,650
5.13%, 01/14/27 .................. 630 671,659
4.80%, 08/06/30 .................. 5,500 5,729,625
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 400 462,016
Easy Tactic Ltd.:
9.13%, 07/28/22 .................. USD 3,153 3,121,076
8.13%, 02/27/23 .................. 4,580 4,263,121
8.63%, 02/27/24 .................. 4,785 4,228,146
8.63%, 03/05/24 .................. 1,457 1,281,067
8.13%, 07/11/24 .................. 4,330 3,750,321
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................. 1,735 1,725,566
11.75%, 04/17/22 ................. 2,039 1,913,602
7.95%, 07/05/22 .................. 1,650 1,460,559
12.25%, 10/18/22 ................. 3,269 2,968,252
10.88%, 01/09/23 ................. 1,345 1,197,302
11.88%, 06/01/23 ................. 1,500 1,317,469
9.25%, 07/28/23 .................. 3,540 2,886,870
9.88%, 10/19/23 .................. 2,640 2,147,970
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
...... EUR 1,025 1,203,663
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,700,090
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 1,382 1,394,507
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 .................. 630 640,749
5.95%, 01/23/25 .................. 6,156 6,382,233
Greenland Global Investment Ltd., (LIBOR USD
3 Month + 4.85%), 5.00%, 09/26/21
(a)
.... 3,600 3,501,675
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 370 380,360
Heimstaden Bostad AB
(a)(k)
:
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 551,708
(EUR Swap Annual 5 Year + 3.15%), 2.62% 1,275 1,492,552
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 1,005,832
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... USD 6,890 6,979,570
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. 1,636 1,736,827
4.13%, 02/01/29 .................. 1,409 1,409,028
4.38%, 02/01/31 .................. 1,794 1,787,506
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
....... 1,500 1,455,000
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(l)
. 2,500 1,317,969
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 .................. 737 733,453
11.95%, 10/22/22 ................. 3,345 3,443,886
11.50%, 01/30/23 ................. 3,413 3,450,970
10.88%, 07/23/23 ................. 9,661 9,668,850
9.75%, 09/28/23 .................. 5,565 5,463,439
11.95%, 11/12/23 ................. 4,610 4,716,030
9.38%, 06/30/24 .................. 4,244 3,995,726
11.70%, 11/11/25 ................. 1,700 1,598,493
Kennedy-Wilson, Inc., 5.00%, 03/01/31 .... 300 308,625
KWG Group Holdings Ltd.:
7.88%, 08/09/21 .................. 1,144 1,146,717
7.88%, 09/01/23 .................. 7,914 8,098,000
7.40%, 03/05/24 .................. 1,718 1,791,874
5.88%, 11/10/24 .................. 1,287 1,295,285

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.95%, 08/10/25 .................. USD 7,356 $ 7,337,610
Logan Group Co. Ltd.:
6.50%, 07/16/23 .................. 5,918 6,054,114
6.90%, 06/09/24 .................. 1,718 1,808,517
5.75%, 01/14/25 .................. 3,322 3,443,045
5.25%, 10/19/25 .................. 5,545 5,693,329
Modern Land China Co. Ltd., 12.85%, 10/25/21 530 531,325
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(e)(l)
.................... 1,296 591,138
New Metro Global Ltd.:
6.50%, 05/20/22 .................. 212 215,710
6.80%, 08/05/23 .................. 3,510 3,653,252
4.80%, 12/15/24 .................. 7,280 7,317,765
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 .................. 2,608 2,705,800
6.95%, 07/23/23 .................. 895 924,815
6.25%, 08/10/24 .................. 5,612 5,804,211
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 242 262,498
5.75%, 01/15/29 .................. 2,183 2,282,086
Redsun Properties Group Ltd.:
9.95%, 04/11/22 .................. 4,542 4,589,691
10.50%, 10/03/22 ................. 4,559 4,643,911
9.70%, 04/16/23 .................. 484 491,109
7.30%, 01/13/25 .................. 655 605,589
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. 4,980 5,285,959
6.00%, 09/04/25 .................. 8,840 9,182,550
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................. 1,325 1,331,211
10.50%, 03/01/22 ................. 1,150 1,160,638
8.75%, 10/25/22 .................. 5,685 5,687,842
8.95%, 01/22/23 .................. 6,059 5,991,972
8.10%, 06/09/23 .................. 1,145 1,109,076
7.35%, 12/15/23 .................. 3,927 3,711,751
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 6,977 5,582,472
13.00%, 11/06/22 ................. 5,888 4,801,664
12.00%, 10/24/23 ................. 10,432 8,223,676
13.75%, 11/06/23 ................. 464 366,850
Seazen Group Ltd.:
6.45%, 06/11/22 .................. 300 305,531
6.15%, 04/15/23 .................. 1,145 1,168,473
6.00%, 08/12/24 .................. 4,566 4,737,225
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 2,150 2,168,813
5.60%, 07/15/26 .................. 1,145 1,203,681
3.45%, 01/11/31 .................. 1,145 1,064,850
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 600 605,062
5.75%, 11/12/23 .................. 1,718 1,764,708
6.15%, 08/24/24 .................. 9,795 10,162,313
5.50%, 03/03/25 .................. 1,000 1,011,250
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................. 209 231,833
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ...................... 302 306,681
Sunac China Holdings Ltd.:
7.25%, 06/14/22 .................. 4,755 4,871,795
8.35%, 04/19/23 .................. 200 206,725
7.95%, 10/11/23 .................. 3,927 4,050,700
7.50%, 02/01/24 .................. 6,446 6,588,215
6.65%, 08/03/24 .................. 7,244 7,270,260
7.00%, 07/09/25 .................. 4,573 4,493,887
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 .................. USD 3,924 $ 4,049,813
6.75%, 10/31/26 .................. 630 618,109
Times China Holdings Ltd.:
5.75%, 04/26/22 .................. 289 290,555
6.75%, 07/16/23 .................. 5,197 5,327,899
5.55%, 06/04/24 .................. 245 245,000
6.75%, 07/08/25 .................. 9,310 9,442,668
6.20%, 03/22/26 .................. 4,600 4,523,237
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 .......... GBP 623 958,310
Series N, 6.46%, 03/30/32
(d)
.......... 1,000 1,673,776
Wanda Group Overseas Ltd., 7.50%, 07/24/22 USD 4,935 4,749,321
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 1,000 998,937
Yango Justice International Ltd.:
10.00%, 02/12/23 ................. 1,811 1,825,488
9.25%, 04/15/23 .................. 4,560 4,510,980
8.25%, 11/25/23 .................. 4,554 4,408,272
7.50%, 04/15/24 .................. 2,975 2,861,206
7.88%, 09/04/24 .................. 1,415 1,308,433
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. 7,745 8,017,527
6.80%, 02/27/24 .................. 4,480 4,697,840
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 .................. 630 627,441
8.50%, 02/04/23 .................. 2,043 1,927,060
6.00%, 10/25/23 .................. 2,995 2,623,994
8.50%, 02/26/24 .................. 6,145 5,599,631
8.38%, 10/30/24 .................. 2,145 1,910,122
7.70%, 02/20/25 .................. 4,562 3,891,386
8.30%, 05/27/25 .................. 1,700 1,444,256
7.38%, 01/13/26 .................. 3,220 2,527,700
7.85%, 08/12/26 .................. 2,280 1,800,203
6.35%, 01/13/27 .................. 2,887 2,227,140
Zhenro Properties Group Ltd.:
8.70%, 08/03/22 .................. 4,930 5,040,925
9.15%, 05/06/23 .................. 1,145 1,187,794
8.30%, 09/15/23 .................. 2,338 2,390,313
8.35%, 03/10/24 .................. 1,155 1,173,264
7.88%, 04/14/24 .................. 3,400 3,393,200
7.35%, 02/05/25 .................. 1,590 1,522,226
6.63%, 01/07/26 .................. 2,235 2,018,205
532,565,860
Road & Rail — 0.3%
Avis Budget Car Rental LLC
(b)
:
4.75%, 04/01/28 .................. 400 409,880
5.38%, 03/01/29 .................. 2,466 2,567,722
Burlington Northern Santa Fe LLC, 4.90%,
04/01/44 ...................... 1,095 1,458,067
CMB International Leasing Management Ltd.,
2.75%, 08/12/30 ................. 6,100 6,002,019
CSX Corp.:
3.80%, 03/01/28 .................. 150 168,905
4.30%, 03/01/48 .................. 330 400,463
DAE Funding LLC
(b)
:
1.55%, 08/01/24 .................. 2,370 2,365,189
2.63%, 03/20/25 .................. 3,615 3,673,292
EC Finance plc, 2.38%, 11/15/22 ........ EUR 990 1,156,284
Loxam SAS:
3.25%, 01/14/25 .................. 708 845,220
3.75%, 07/15/26 .................. 673 815,566
5.75%, 07/15/27 .................. 200 246,636
Modulaire Global Finance plc, 8.00%,
02/15/23
(b)
..................... USD 415 426,412

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
76
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(k)
................ GBP 400 $ 574,761
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 2,724 2,843,175
Norfolk Southern Corp.:
2.55%, 11/01/29 .................. 990 1,042,004
4.15%, 02/28/48 .................. 750 881,223
3.05%, 05/15/50 .................. 43 42,982
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 5,000 5,451,560
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
..................... 2,915 3,210,282
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 3,041,013
Ryder System, Inc., 2.50%, 09/01/24 ...... 1,150 1,203,708
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 5,220 5,633,424
8.00%, 11/01/26 .................. 2,595 2,796,112
7.50%, 09/15/27 .................. 5,690 6,253,196
6.25%, 01/15/28 .................. 1,156 1,244,099
Union Pacific Corp.:
3.55%, 08/15/39 .................. 3 3,331
4.05%, 03/01/46 .................. 25 28,831
3.95%, 08/15/59 .................. 1,005 1,168,970
3.84%, 03/20/60 .................. 1,051 1,196,560
2.97%, 09/16/62 .................. 420 403,616
57,554,502
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,186,625
ams AG:
0.00%, 03/05/25
(i)(m)
................ EUR 600 610,680
6.00%, 07/31/25 .................. 591 750,183
2.13%, 11/03/27
(i)
................. 600 696,872
Analog Devices, Inc., 2.95%, 04/01/25 ..... USD 850 909,451
Broadcom Corp., 3.88%, 01/15/27 ....... 935 1,033,154
Broadcom, Inc.:
4.75%, 04/15/29 .................. 1,325 1,541,316
3.42%, 04/15/33
(b)
................. 3,545 3,722,832
Entegris, Inc.
(b)
:
4.38%, 04/15/28 .................. 1,060 1,106,375
3.63%, 05/01/29 .................. 914 925,425
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.87%
(a)(k)
........... EUR 800 996,030
Intel Corp.:
4.75%, 03/25/50 .................. USD 590 783,768
3.10%, 02/15/60 .................. 20 20,434
KLA Corp.:
4.10%, 03/15/29 .................. 1,026 1,184,419
3.30%, 03/01/50 .................. 850 899,411
Lam Research Corp., 4.88%, 03/15/49 ..... 275 370,855
Microchip Technology, Inc., 4.25%, 09/01/25 . 7,992 8,390,528
NVIDIA Corp., 3.50%, 04/01/40 ......... 490 555,794
NXP BV
(b)
:
4.30%, 06/18/29 .................. 1,070 1,223,588
2.50%, 05/11/31 .................. 2,140 2,161,167
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,970,924
Qorvo, Inc., 4.38%, 10/15/29 ........... 1,935 2,108,608
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 737,332
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 1,546 1,553,730
36,439,501
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 188,775
Ascend Learning LLC,
6.88%, 08/01/25
(b)
................. 6,977 7,101,234
Autodesk, Inc., 3.50%, 06/15/27 ......... 18 19,836
Security
Par (000)
Par (000) Value
Software (continued)
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 2,080 $ 2,616,142
7.13%, 10/02/25
(b)
................. USD 3,375 3,611,250
9.13%, 03/01/26
(b)
................. 5,305 5,599,534
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
........... EUR 392 464,595
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. USD 2,645 2,692,610
4.25%, 01/31/26 .................. 4,589 4,806,977
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 4,804 5,026,185
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 2,352 2,451,960
CDK Global, Inc., 4.88%, 06/01/27 ....... 1,384 1,463,580
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)
........... EUR 865 1,038,495
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... USD 9,262 9,412,507
Clarivate Science Holdings Corp.
(b)
:
3.88%, 06/30/28 .................. 3,315 3,345,200
4.88%, 06/30/29 .................. 3,938 4,041,372
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 3,125 3,127,969
Elastic NV, 4.13%, 07/15/29
(b)
.......... 3,174 3,197,805
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 .................. 225 253,125
4.00%, 06/15/28 .................. 2,158 2,230,640
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 1,048 1,025,803
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 2,090 2,163,777
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 626,205
Microsoft Corp.:
3.45%, 08/08/36 .................. 238 275,151
2.53%, 06/01/50 .................. 856 841,004
2.92%, 03/17/52 .................. 1,831 1,943,328
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 2,726 2,726,000
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 475 481,636
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,764,106
Open Text Corp., 3.88%, 02/15/28
(b)
...... 607 615,377
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 1,906 1,943,739
Oracle Corp.:
2.95%, 04/01/30 .................. 1,660 1,748,671
3.85%, 07/15/36 .................. 850 934,441
5.38%, 07/15/40 .................. 650 842,735
3.65%, 03/25/41 .................. 540 572,593
4.13%, 05/15/45 .................. 485 540,416
4.00%, 07/15/46 .................. 350 379,530
4.00%, 11/15/47 .................. 320 349,078
3.60%, 04/01/50 .................. 2,090 2,146,121
3.95%, 03/25/51 .................. 617 673,449
3.85%, 04/01/60 .................. 190 201,729
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 860 885,800
4.00%, 02/15/28 .................. 1,628 1,681,724
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 3,633 3,604,953
salesforce.com, Inc.:
2.70%, 07/15/41 .................. 325 326,343
2.90%, 07/15/51 .................. 355 358,460
3.05%, 07/15/61 .................. 195 197,578
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 10,185 10,793,045
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 7,781 8,101,966
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
3,591 3,568,556
118,003,105
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 997,785
Academy Ltd., 6.00%, 11/15/27
(b)
........ 750 801,562

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Ambience Merger Sub, Inc.
(b)
:
4.88%, 07/15/28 .................. USD 295 $ 295,737
7.13%, 07/15/29 .................. 595 600,950
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 234 240,435
4.75%, 03/01/30 .................. 731 763,895
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(j)
.. 1,033 1,058,825
Carvana Co., 5.50%, 04/15/27
(b)
......... 2,331 2,407,294
Dufry One BV:
2.50%, 10/15/24 .................. EUR 400 472,026
0.75%, 03/30/26
(i)
................. CHF 600 637,573
2.00%, 02/15/27 .................. EUR 320 357,628
eG Global Finance plc:
4.38%, 02/07/25 .................. 453 529,423
6.75%, 02/07/25
(b)
................. USD 2,476 2,560,097
6.25%, 10/30/25 .................. EUR 2,401 2,915,313
8.50%, 10/30/25
(b)
................. USD 2,845 3,008,588
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 1,736 2,008,899
Goldstory SASU, 5.38%, 03/01/26 ....... EUR 645 782,017
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 632 643,060
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 1,993 2,000,474
Home Depot, Inc. (The):
4.20%, 04/01/43 .................. 125 153,239
4.50%, 12/06/48 .................. 815 1,063,300
3.35%, 04/15/50 .................. 625 690,965
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 1,285 1,264,054
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 725,220
L Brands, Inc.:
5.63%, 10/15/23 .................. 325 357,094
9.38%, 07/01/25
(b)
................. 150 193,875
5.25%, 02/01/28 .................. 1,000 1,118,750
7.50%, 06/15/29 .................. 600 706,500
6.63%, 10/01/30
(b)
................. 1,279 1,480,443
6.88%, 11/01/35 .................. 4,829 6,114,721
6.75%, 07/01/36 .................. 369 462,172
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 3,685 3,713,374
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 1,681 1,723,025
Lithia Motors, Inc.
(b)
:
3.88%, 06/01/29 .................. 999 1,035,514
4.38%, 01/15/31 .................. 730 781,910
Lowe's Cos., Inc.:
4.65%, 04/15/42 .................. 450 556,992
3.70%, 04/15/46 .................. 735 807,557
3.00%, 10/15/50 .................. 675 665,501
3.50%, 04/01/51 .................. 130 139,344
Magic Mergeco, Inc., 5.25%, 05/01/28
(b)
.... 485 497,576
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 633 798,136
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... USD 1,353 1,423,627
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 1,178 1,220,172
3.75%, 06/15/29 .................. 525 528,277
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 .................. 3,135 3,256,481
7.75%, 02/15/29 .................. 6,867 7,570,868
Rent-A-Center, Inc., 6.38%, 02/15/29
(b)
..... 1,735 1,862,956
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 924,087
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 4,693 4,914,580
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 .................. 3,097 3,166,682
6.13%, 07/01/29 .................. 2,598 2,673,628
Staples, Inc.
(b)
:
7.50%, 04/15/26 .................. 8,184 8,476,455
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
10.75%, 04/15/27 ................. USD 1,359 $ 1,381,628
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 255 297,005
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 316,100
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
... USD 2,107 2,107,000
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 5,934 6,350,864
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 1,603 1,658,560
96,259,813
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 .................. 1,800 1,871,347
4.50%, 02/23/36 .................. 75 94,571
3.45%, 02/09/45 .................. 225 251,299
3.85%, 08/04/46 .................. 1,100 1,308,823
2.65%, 05/11/50 .................. 990 972,018
2.65%, 02/08/51 .................. 860 840,714
Dell International LLC:
7.13%, 06/15/24
(b)
................. 1,575 1,615,478
6.02%, 06/15/26 .................. 475 570,250
8.35%, 07/15/46 .................. 705 1,153,100
Dell, Inc., 6.50%, 04/15/38 ............ 675 861,469
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 773 857,064
EMC Corp., 3.38%, 06/01/23 ........... 650 675,162
HP, Inc., 1.45%, 06/17/26
(b)
............ 1,790 1,776,720
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 550 828,147
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 884 935,383
5.00%, 10/01/28 .................. 1,675 1,732,067
5.13%, 04/15/29 .................. 1,421 1,465,406
6.13%, 09/01/29 .................. 1,499 1,633,910
5.25%, 10/01/30 .................. 644 668,150
Xerox Corp., 4.80%, 03/01/35 .......... 1,315 1,319,931
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
... 100 103,899
21,534,908
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29 .. EUR 381 461,936
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... USD 1,194 1,217,880
European TopSoho SARL, 4.00%, 09/21/21
(e)(i)(l)
EUR 1,300 1,366,163
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 800 866,040
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... 170 179,988
Levi Strauss & Co.:
5.00%, 05/01/25 .................. 33 33,660
3.50%, 03/01/31
(b)
................. 846 841,093
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 2,783 555,730
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 414,432
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,483,192
Wolverine World Wide, Inc., 5.00%, 09/01/26
(b)
320 328,000
8,748,114
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
........... 1,575 1,639,949
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 300 383,821
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 4,105 4,524,531
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 .................. 830 866,312
7.63%, 05/01/26 .................. 335 348,735
6.63%, 01/15/27 .................. 275 276,719
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 2,205 2,056,163
Jerrold Finco plc, 5.25%, 01/15/27 ....... GBP 947 1,352,913
Ladder Capital Finance Holdings LLLP
(b)
:
5.25%, 03/15/22 .................. USD 700 703,500
4.25%, 02/01/27 .................. 2,344 2,340,683
4.75%, 06/15/29 .................. 1,523 1,523,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
78
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp., 5.25%, 08/15/28 ... USD 1,182 $ 1,252,920
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 4,460 4,621,809
5.50%, 08/15/28 .................. 4,799 4,838,016
5.13%, 12/15/30 .................. 1,049 1,043,755
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(k)
................ GBP 1,534 2,334,180
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(k)
........... EUR 1,200 1,524,282
PHH Mortgage Corp., 7.88%, 03/15/26
(b)
.... USD 115 118,864
Radian Group, Inc.:
6.63%, 03/15/25 .................. 1,135 1,280,836
4.88%, 03/15/27 .................. 1,400 1,522,500
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 917 916,789
35,470,277
Tobacco — 0.1%
Altria Group, Inc.:
5.95%, 02/14/49 .................. 1,992 2,547,220
4.00%, 02/04/61 .................. 345 330,995
BAT Capital Corp.:
3.46%, 09/06/29 .................. 1,350 1,425,720
4.39%, 08/15/37 .................. 675 727,840
3.73%, 09/25/40 .................. 420 410,387
4.54%, 08/15/47 .................. 688 731,634
4.76%, 09/06/49 .................. 165 178,789
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
1,280 1,321,600
Vector Group Ltd., 5.75%, 02/01/29
(b)
...... 4,370 4,451,763
12,125,948
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
3.50%, 01/15/22 .................. 2,040 2,073,732
2.88%, 01/15/26 .................. 1,065 1,118,924
1.88%, 08/15/26 .................. 1,365 1,366,055
3.00%, 02/01/30 .................. 500 507,163
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
245 251,412
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,309,645
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 850 903,168
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 660 710,325
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 .................. 2,261 2,348,614
9.75%, 08/01/27 .................. 2,788 3,223,625
5.50%, 05/01/28 .................. 3,077 3,203,926
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 1,439 1,424,610
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 713 701,592
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,061 2,172,747
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 5,521 5,679,729
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 1,234 1,276,931
5.50%, 05/15/27 .................. 3,386 3,589,160
4.88%, 01/15/28 .................. 635 673,418
5.25%, 01/15/30 .................. 6 6,572
3.88%, 02/15/31 .................. 130 132,275
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 3,198 3,456,078
7.25%, 06/15/28 .................. 4,881 5,436,702
41,566,403
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
.. EUR 600 $ 735,461
Atlantia SpA, 1.88%, 02/12/28 .......... 728 886,538
Autostrade per l'Italia SpA:
1.75%, 06/26/26 .................. 200 245,066
1.75%, 02/01/27 .................. 500 610,662
2.00%, 12/04/28 .................. 495 610,717
2.00%, 01/15/30 .................. 1,982 2,426,537
Getlink SE, 3.50%, 10/30/25 ........... 1,099 1,352,007
Royal Capital BV
(k)
:
5.88% ......................... USD 1,014 1,044,927
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
...................... 508 528,828
8,440,743
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... 1,175 1,245,500
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 1,089 1,541,348
2,786,848
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV:
3.13%, 07/16/22 .................. USD 300 307,200
3.63%, 04/22/29 .................. 1,300 1,430,244
4.38%, 04/22/49 .................. 250 306,609
C&W Senior Financing DAC
(b)
:
7.50%, 10/15/26 .................. 625 656,250
6.88%, 09/15/27 .................. 985 1,051,143
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 15,945 16,861,837
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 2,112 2,365,820
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(j)
.......... 2,713 2,602,408
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 1,700 2,068,617
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 .................. USD 5,040 5,277,195
4.50%, 04/27/31 .................. 3,715 3,864,297
Rogers Communications, Inc., 3.70%, 11/15/49 56 59,614
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
.......................... 1,856 1,874,746
2.13%, 07/06/24 .................. EUR 670 794,453
4.50%, 04/20/25 .................. 200 256,974
4.75%, 07/30/25 .................. 1,783 2,325,611
3.13%, 09/19/25 .................. 1,200 1,465,587
2.88%, 01/06/27 .................. 706 836,913
5.00%, 04/15/28 .................. 1,100 1,459,070
3.38%, 07/06/29 .................. 479 567,974
4.00%, 09/19/29 .................. 331 413,866
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 794,063
Sprint Corp.:
7.88%, 09/15/23 .................. 2,785 3,163,972
7.13%, 06/15/24 .................. 1,649 1,902,534
7.63%, 02/15/25 .................. 850 1,009,910
7.63%, 03/01/26 .................. 3,097 3,778,340
Telefonica Europe BV
(a)(k)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 1,978,720
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 2,058,102
T-Mobile USA, Inc.:
4.50%, 02/01/26 .................. USD 460 468,795
2.25%, 02/15/26 .................. 1,615 1,627,112
5.38%, 04/15/27 .................. 250 266,172

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 02/01/28 .................. USD 2,828 $ 3,029,495
2.63%, 02/15/29 .................. 408 402,900
2.88%, 02/15/31 .................. 3,632 3,604,760
3.50%, 04/15/31 .................. 2,140 2,213,937
3.50%, 04/15/31
(b)
................. 2,764 2,859,496
4.38%, 04/15/40 .................. 475 556,843
3.00%, 02/15/41 .................. 225 222,226
4.50%, 04/15/50 .................. 109 129,790
3.30%, 02/15/51 .................. 925 923,474
VEON Holdings BV
(b)
:
4.00%, 04/09/25 .................. 4,695 4,941,487
3.38%, 11/25/27 .................. 3,230 3,249,380
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 .................. GBP 900 1,230,137
4.25%, 01/31/31
(b)
................. USD 493 484,354
4.50%, 07/15/31 .................. GBP 1,204 1,671,889
4.75%, 07/15/31
(b)
................. USD 4,232 4,295,480
Vodafone Group plc:
5.25%, 05/30/48 .................. 1,037 1,366,419
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)
.................... EUR 1,232 1,639,797
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 17,685,202
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
......... EUR 800 974,723
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
............... USD 7,145 7,186,441
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
2,505 2,501,618
125,063,996
Total Corporate Bonds — 32.5%
(Cost: $5,683,419,999) ............................ 5,907,804,164
Equity-Linked Notes — 13.3%
Aerospace & Defense — 0.0%
Citigroup Global Markets Holdings,
Inc. (L3Harris Technologies, Inc.),
5.76%, 07/30/21
(b)
................. 25 5,374,168
Air Freight & Logistics — 0.1%
Societe Generale SA (United Parcel Service,
Inc.), 9.57%, 07/28/21 .............. 55 11,252,201
Automobiles — 0.1%
Credit Suisse AG (Ford Motor Co.),
14.85%, 07/29/21 ................. 385 5,742,622
Societe Generale SA (General Motors Co.),
13.72%, 08/05/21 ................. 116 6,873,764
12,616,386
Banks — 0.7%
BNP Paribas SA (Citigroup, Inc.),
12.09%, 07/15/21 ................. 222 15,782,249
BNP Paribas SA (Truist Financial Corp.):
9.30%, 07/15/21
(b)
................. 70 3,888,681
10.51%, 07/15/21 ................. 94 5,251,165
Citigroup Global Markets Holdings,
Inc. (Citizens Financial Group, Inc.),
13.06%, 07/16/21
(b)
................ 120 5,523,036
Credit Suisse AG (JPMorgan Chase & Co.):
13.26%, 07/14/21 ................. 142 22,113,622
14.10%, 07/14/21 ................. 82 12,772,593
10.85%, 08/02/21 ................. 74 11,582,846
Credit Suisse AG (US BanCorp.),
15.65%, 07/15/21 ................. 87 4,998,812
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (Bank of America Corp.):
10.90%, 07/15/21 ................. USD 686 $ 28,057,391
12.91%, 07/15/21
(b)
................ 221 9,174,463
Royal Bank of Canada (KeyCorp.),
15.44%, 07/21/21
(b)
................ 139 2,894,433
Toronto-Dominion Bank (The) (Wells Fargo &
Co.), 13.14%, 07/15/21 .............. 126 5,727,708
127,766,999
Beverages — 0.1%
Royal Bank of Canada (Coca-Cola Co. (The)),
9.09%, 07/21/21
(b)
................. 170 9,246,693
Biotechnology — 0.1%
JPMorgan Structured Products BV (AbbVie,
Inc.), 16.22%, 07/30/21
(b)
............ 82 9,233,476
Building Products — 0.2%
Barclays Bank plc (Masco Corp.),
10.83%, 07/30/21 ................. 106 6,297,857
BNP Paribas SA (Allegion plc), 9.65%, 07/23/21 25 3,542,850
BNP Paribas SA (Fortune Brands Home &
Security, Inc.), 11.47%, 07/29/21 ....... 34 3,455,713
Credit Suisse AG (Carrier Global Corp.):
11.85%, 07/02/21 ................. 401 19,110,427
14.23%, 08/02/21 ................. 123 5,958,149
Toronto-Dominion Bank (The) (Johnson
Controls International plc), 10.16%, 08/02/21 87 5,685,142
44,050,138
Capital Markets — 0.5%
BNP Paribas SA (Charles SchwabCorp. (The)),
10.39%, 07/16/21 ................. 82 5,712,368
Citigroup Global Markets Holdings, Inc.
(Raymond James Financial, Inc.),
12.47%, 07/28/21
(b)
................ 24 3,121,284
Credit Suisse AG (T Rowe Price Group, Inc.),
11.60%, 07/29/21 ................. 30 5,665,943
Goldman Sachs International (Berkshire
Hathaway, Inc.), 5.96%, 08/02/21 ....... 84 23,464,027
JPMorgan Structured Products BV (Morgan
Stanley), 10.72%, 07/16/21
(b)
.......... 344 28,847,741
Royal Bank of Canada (Ameriprise Financial,
Inc.), 11.21%, 07/29/21
(b)
............. 21 5,308,719
Royal Bank of Canada (S&P Global, Inc.),
7.49%, 07/28/21
(b)
................. 17 7,112,039
Toronto-Dominion Bank (The) (Goldman Sachs
Group, Inc. (The)), 11.14%, 07/15/21 .... 28 10,598,349
UBS AG (UBS Group AG), 9.70%, 07/16/21 .. 29 5,120,693
94,951,163
Chemicals — 0.2%
Bank of Montreal (Mosaic Co. (The)),
18.28%, 08/03/21 ................. 136 4,300,032
BNP Paribas SA (Sherwin-Williams Co. (The)):
9.70%, 07/28/21 .................. 10 2,726,248
6.91%, 06/14/22 .................. 21 5,728,242
Credit Suisse AG (Corteva, Inc.),
14.30%, 08/05/21 ................. 88 3,928,202
JPMorgan Structured Products BV (Dow, Inc.),
13.06%, 07/23/21
(b)
................ 83 5,295,009
JPMorgan Structured Products BV (DuPont de
Nemours, Inc.), 10.99%, 07/30/21
(b)
..... 71 5,507,735
Royal Bank of Canada (Linde plc),
8.55%, 07/30/21
(b)
................. 36 10,420,343
Royal Bank of Canada (LyondellBasell
Industries NV), 14.53%, 07/30/21
(b)
...... 59 6,184,918
44,090,729

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
80
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Copart, Inc.),
9.84%, 07/19/21 .................. USD 67 $ 8,764,657
Credit Suisse AG (Waste Management, Inc.),
4.10%, 07/30/21 .................. 40 5,533,365
Royal Bank of Canada (Republic Services,
Inc.), 7.25%, 07/30/21
(b)
............. 33 3,618,571
17,916,593
Communications Equipment — 0.1%
BNP Paribas SA (Cisco Systems, Inc.),
9.51%, 08/18/21
(b)
................. 180 9,470,104
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Quanta
Services, Inc.), 14.48%, 08/06/21
(b)
...... 78 7,122,681
Construction Materials — 0.1%
(b)
JPMorgan Structured Products BV (Martin
Marietta Materials, Inc.), 12.21%, 07/28/21 16 5,688,888
Royal Bank of Canada (Vulcan Materials Co.),
14.43%, 08/04/21 ................. 21 3,705,488
9,394,376
Consumer Finance — 0.2%
BNP Paribas SA (Ally Financial, Inc.):
7.13%, 07/16/21 .................. 140 6,966,578
10.86%, 07/16/21 ................. 113 5,636,808
13.35%, 07/16/21 ................. 64 3,216,666
BNP Paribas SA (American Express Co.),
12.52%, 07/23/21 ................. 36 5,942,775
Canadian Imperial Bank of Commerce
(Synchrony Financial), 16.23%, 07/22/21 .. 134 5,810,182
Merrill Lynch International & Co. (Capital One
Financial Corp.), 11.48%, 07/21/21 ...... 46 7,071,019
34,644,028
Containers & Packaging — 0.1%
BNP Paribas SA (Crown Holdings, Inc.),
11.87%, 07/21/21 ................. 23 2,397,184
Merrill Lynch International & Co. (International
Paper, Co.):
10.67%, 07/02/21 ................. 186 11,396,263
12.34%, 07/30/21 ................. 78 4,753,303
18,546,750
Distributors — 0.1%
(b)
BNP Paribas SA (Pool Corp.), 7.92%, 07/22/21 10 4,566,639
Royal Bank of Canada (Genuine Parts Co.),
7.22%, 07/30/21 .................. 34 4,197,611
8,764,250
Diversified Telecommunication Services — 0.1%
Merrill Lynch International & Co. (Verizon
Communications, Inc.), 7.20%, 07/22/21 .. 253 14,094,060
Royal Bank of Canada (AT&T, Inc.),
11.93%, 07/23/21
(b)
................ 413 11,781,402
25,875,462
Electric Utilities — 0.3%
BNP Paribas SA (American Electric Power Co,
Inc.), 6.63%, 08/04/21 .............. 128 10,820,885
BNP Paribas SA (Duke Energy Corp.),
6.72%, 08/09/21 .................. 109 10,765,402
BNP Paribas SA (Southern Co. (The)),
8.50%, 07/28/21 .................. 172 10,447,343
Societe Generale SA (NextEra Energy, Inc.):
8.50%, 07/21/21 .................. 151 11,034,713
10.22%, 07/23/21 ................. 189 13,969,274
57,037,617
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.2%
Barclays Bank plc (Rockwell Automation, Inc.),
10.35%, 07/28/21 ................. USD 35 $ 9,849,007
Credit Suisse AG (Generac Holdings, Inc.),
11.40%, 07/30/21 ................. 51 17,710,898
Royal Bank of Canada (Eaton Corp plc),
7.12%, 07/29/21
(b)
................. 58 8,467,255
36,027,160
Electronic Equipment, Instruments & Components — 0.1%
(b)
BNP Paribas SA (CDW Corp.), 9.54%, 08/05/21 17 2,959,530
Citigroup Global Markets Holdings, Inc.
(Corning, Inc.):
12.51%, 07/28/21 ................. 61 2,512,403
14.65%, 07/28/21 ................. 73 3,008,540
Royal Bank of Canada (Flex Ltd.),
12.78%, 07/29/21 ................. 296 5,276,289
13,756,762
Entertainment — 0.2%
Barclays Bank plc (Walt Disney Co. (The)),
9.42%, 08/02/21 .................. 91 15,948,213
JPMorgan Structured Products BV (Netflix,
Inc.), 13.59%, 08/18/21
(b)
............ 35 18,189,996
Royal Bank of Canada (Activision Blizzard,
Inc.), 11.50%, 08/04/21
(b)
............. 51 4,843,839
38,982,048
Equity Real Estate Investment Trusts (REITs) — 0.6%
BNP Paribas SA (Crown Castle International
Corp.), 11.75%, 07/27/21 ............ 86 16,672,330
BNP Paribas SA (Equinix, Inc.),
9.27%, 07/27/21 .................. 22 17,025,582
BNP Paribas SA (Prologis, Inc.):
11.66%, 07/20/21
(b)
................ 68 8,171,298
10.31%, 07/21/21
(b)
................ 172 20,608,625
10.15%, 07/22/21 ................. 48 5,814,909
BNP Paribas SA (Simon Property Group, Inc.),
16.29%, 08/09/21 ................. 122 15,971,816
Credit Suisse AG (Public Storage),
10.20%, 08/03/21 ................. 43 12,334,267
Royal Bank of Canada (American Tower Corp.),
11.29%, 07/30/21
(b)
................ 33 8,523,524
Societe Generale SA (Weyerhaeuser Co.),
13.95%, 07/30/21 ................. 316 11,010,214
116,132,565
Food & Staples Retailing — 0.1%
Citigroup Global Markets Holdings, Inc.
(Walmart, Inc.), 6.66%, 08/18/21
(b)
...... 52 7,226,883
Toronto-Dominion Bank (The) (Tesco plc),
9.46%, 07/20/21 .................. 19 3,498,813
10,725,696
Food Products — 0.2%
Citigroup Global Markets Holdings, Inc. (Kraft
Heinz Co. (The)), 11.80%, 07/02/21
(b)
.... 323 13,172,871
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 10.19%, 07/29/21
(b)
............. 44 2,670,154
Royal Bank of Canada (Hershey Co. (The)),
9.14%, 07/22/21
(b)
................. 21 3,640,691
Royal Bank of Canada (Kellogg Co.),
10.98%, 07/30/21
(b)
................ 61 3,942,047
Royal Bank of Canada (Mondelez International,
Inc.):
6.95%, 07/28/21 .................. 153 9,578,819
8.96%, 07/28/21
(b)
................. 58 3,606,641

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
Royal Bank of Canada (Tyson Foods, Inc.),
11.06%, 08/02/21
(b)
................ USD 86 $ 6,433,046
43,044,269
Health Care Equipment & Supplies — 0.4%
BNP Paribas SA (Medtronic plc)
(b)
:
9.36%, 08/24/21 .................. 47 5,855,279
7.75%, 08/25/21 .................. 94 11,670,583
JPMorgan Structured Products BV (Boston
Scientific Corp.), 12.67%, 07/29/21
(b)
..... 135 5,781,150
JPMorgan Structured Products BV (Danaher
Corp.), 9.56%, 07/23/21
(b)
............ 37 9,526,106
Merrill Lynch International & Co. (Abbott
Laboratories), 8.08%, 07/16/21 ........ 165 19,127,169
Societe Generale SA (Edwards Lifesciences
Corp.), 11.06%, 07/22/21 ............ 127 12,689,473
Societe Generale SA (IDEXX Laboratories,
Inc.), 11.34%, 07/30/21 .............. 25 13,946,449
78,596,209
Health Care Providers & Services — 0.6%
BNP Paribas SA (Anthem, Inc.):
8.90%, 07/22/21 .................. 42 15,989,909
12.04%, 08/19/21 ................. 24 9,203,692
BNP Paribas SA (CVS Health Corp.),
11.30%, 08/05/21
(b)
................ 137 11,486,265
Credit Suisse AG (Laboratory Corp. of America
Holdings):
9.99%, 07/27/21
(b)
................. 30 8,166,541
10.87%, 07/27/21 ................. 9 2,371,774
9.60%, 07/28/21 .................. 36 9,684,490
JPMorgan Structured Products BV (Cigna
Corp.), 9.25%, 08/05/21
(b)
............ 35 8,298,796
JPMorgan Structured Products BV (HCA
Healthcare, Inc.), 12.01%, 07/23/21
(b)
.... 22 4,478,979
JPMorgan Structured Products BV (McKesson
Corp.), 10.71%, 08/03/21
(b)
........... 19 3,559,516
JPMorgan Structured Products BV (Quest
Diagnostics, Inc.), 11.64%, 07/23/21
(b)
.... 27 3,483,223
Merrill Lynch International & Co. (Humana,
Inc.), 11.00%, 07/28/21 .............. 10 4,640,014
Royal Bank of Canada (UnitedHealth Group,
Inc.)
(b)
:
9.79%, 08/19/21 .................. 35 13,963,191
6.89%, 08/23/21 .................. 18 7,085,904
102,412,294
Hotels, Restaurants & Leisure — 0.2%
Barclays Bank plc (Booking Holdings, Inc.),
11.90%, 08/02/21 ................. 5 11,435,601
Credit Suisse AG (McDonald's Corp.),
5.65%, 07/28/21 .................. 50 11,684,163
Merrill Lynch International & Co. (Yum! Brands,
Inc.), 8.06%, 07/30/21 .............. 69 7,934,754
Royal Bank of Canada (Starbucks Corp.),
11.71%, 08/20/21
(b)
................ 106 11,835,911
42,890,429
Household Durables — 0.2%
Barclays Bank plc (Lennar Corp.),
13.72%, 09/14/21 ................. 36 3,602,263
Credit Suisse AG (DR Horton, Inc.):
14.00%, 07/28/21 ................. 38 3,445,108
17.58%, 07/28/21
(b)
................ 39 3,485,457
Credit Suisse AG (Toll Brothers, Inc.),
14.70%, 08/25/21 ................. 97 5,565,824
JPMorgan Structured Products BV (Whirlpool
Corp.), 12.30%, 07/21/21
(b)
........... 15 3,338,954
Security
Par (000)
Par (000) Value
Household Durables (continued)
Royal Bank of Canada (DFS Furniture plc),
13.73%, 07/21/21
(b)
................ USD 28 $ 3,312,656
Societe Generale SA (PulteGroup, Inc.),
11.99%, 07/23/21 ................. 76 4,177,075
Societe Generale SA (Tempur Sealy
International, Inc.), 14.15%, 07/30/21 .... 110 4,251,268
31,178,605
Household Products — 0.2%
Citigroup Global Markets Holdings, Inc. (Procter
& Gamble Co. (The))
(b)
:
8.43%, 07/30/21 .................. 258 34,823,710
9.51%, 07/30/21 .................. 70 9,402,854
44,226,564
Industrial Conglomerates — 0.2%
Barclays Bank plc (Roper Technologies, Inc.):
4.72%, 07/28/21 .................. 13 5,923,572
8.25%, 07/28/21 .................. 6 2,780,989
Citigroup Global Markets Holdings, Inc. (3M
Co.), 11.42%, 07/29/21
(b)
............. 30 5,911,814
Societe Generale SA (Honeywell International,
Inc.), 9.87%, 07/21/21 .............. 80 17,552,129
32,168,504
Insurance — 0.1%
Barclays Bank plc (Prudential Financial, Inc.),
9.92%, 08/04/21 .................. 47 4,772,542
Credit Suisse AG (Chubb Ltd.),
10.30%, 07/28/21 ................. 23 3,701,207
JPMorgan Structured Products BV (Willis
Towers Watson plc), 10.27%, 07/30/21
(b)
.. 15 3,489,360
Royal Bank of Canada (Marsh & McLennan
Cos, Inc.), 7.31%, 07/30/21
(b)
.......... 40 5,579,561
17,542,670
Interactive Media & Services — 1.0%
Citigroup Global Markets Holdings, Inc.
(Facebook, Inc.):
12.33%, 07/27/21
(b)
................ 82 28,090,836
12.60%, 07/29/21 ................. 72 24,193,417
14.02%, 08/18/21
(b)
................ 58 19,678,680
Credit Suisse AG (Alphabet, Inc.):
9.28%, 07/28/21
(b)
................. 14 34,547,005
9.15%, 07/30/21 .................. 10 23,877,480
12.29%, 08/20/21
(b)
................ 20 47,953,688
178,341,106
Internet & Direct Marketing Retail — 0.6%
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.)
(b)
:
10.82%, 07/30/21 ................. 15 53,438,878
9.62%, 08/02/21 .................. 7 23,287,834
11.03%, 08/16/21 ................. 11 36,546,966
113,273,678
IT Services — 0.5%
Barclays Bank plc (Fiserv, Inc.):
9.50%, 08/02/21
(b)
................. 22 2,396,500
10.04%, 08/05/21 ................. 54 5,825,666
Barclays Bank plc (Global Payments, Inc.),
8.16%, 08/04/21 .................. 30 5,711,267
Barclays Bank plc (PayPal Holdings, Inc.),
12.09%, 07/29/21 ................. 54 15,157,867
Citigroup Global Markets Holdings, Inc. (Visa,
Inc.):
10.52%, 07/27/21
(b)
................ 105 24,273,050
8.99%, 07/28/21 .................. 31 7,179,431

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Credit Suisse AG (Automatic Data Processing,
Inc.):
4.90%, 07/23/21 .................. USD 42 $ 8,366,849
8.58%, 07/29/21 .................. 22 4,304,528
8.60%, 07/29/21 .................. 30 5,937,024
Credit Suisse AG (Fidelity National Information
Services, Inc.):
9.35%, 08/02/21 .................. 45 6,411,548
8.58%, 08/04/21
(b)
................. 21 3,039,086
Toronto-Dominion Bank (The) (Mastercard,
Inc.), 11.40%, 07/29/21 .............. 28 10,347,419
98,950,235
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
10.44%, 07/28/21
(b)
................ 27 2,614,769
Life Sciences Tools & Services — 0.2%
Credit Suisse AG (Thermo Fisher Scientific,
Inc.):
8.58%, 07/22/21 .................. 26 12,694,717
9.65%, 07/22/21 .................. 23 11,171,321
10.43%, 08/16/21
(b)
................ 9 4,201,564
Royal Bank of Canada (Agilent Technologies,
Inc.), 8.11%, 08/18/21
(b)
............. 32 4,412,589
Societe Generale SA (Charles River
Laboratories International, Inc.),
12.23%, 08/05/21 ................. 19 6,962,239
39,442,430
Machinery — 0.4%
BNP Paribas SA (Cummins, Inc.),
9.45%, 07/28/21 .................. 14 3,346,215
BNP Paribas SA (Pentair plc),
8.50%, 07/23/21
(b)
................. 65 4,415,982
BNP Paribas SA (Stanley Black & Decker, Inc.):
11.22%, 07/29/21 ................. 22 4,561,307
11.68%, 07/30/21
(b)
................ 19 3,980,147
Credit Suisse AG (Ingersoll Rand, Inc.),
12.75%, 08/04/21 ................. 83 4,080,226
Credit Suisse AG (Parker-Hannifin Corp.),
12.40%, 08/05/21 ................. 17 5,355,832
Goldman Sachs International (Caterpillar, Inc.),
10.88%, 07/26/21 ................. 76 16,663,985
JPMorgan Structured Products BV (Otis
Worldwide Corp.), 7.61%, 07/28/21
(b)
.... 60 4,878,625
JPMorgan Structured Products BV (PACCAR,
Inc.), 9.30%, 07/21/21
(b)
............. 51 4,589,985
Merrill Lynch International & Co. (Deere & Co.),
11.85%, 08/20/21 ................. 27 9,470,712
Societe Generale SA (Dover Corp.),
9.57%, 07/19/21 .................. 49 7,375,014
68,718,030
Media — 0.2%
Barclays Bank plc (Fox Corp.),
15.02%, 08/04/21 ................. 117 4,365,635
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 12.00%, 07/28/21 ......... 87 2,795,969
BNP Paribas SA (Omnicom Group, Inc.):
12.30%, 07/28/21 ................. 33 2,679,871
13.40%, 06/26/26 ................. EUR 43 3,476,031
Citigroup Global Markets Holdings, Inc.
(Comcast Corp.):
8.79%, 07/02/21
(b)
................. USD 358 20,424,447
15.91%, 07/30/21 ................. 125 7,136,412
40,878,365
Security
Par (000)
Par (000) Value
Metals & Mining — 0.0%
Credit Suisse AG (Alcoa Corp.),
15.10%, 07/15/21 ................. USD 128 $ 4,615,556
Multiline Retail — 0.1%
BNP Paribas SA (Dollar Tree, Inc.),
9.88%, 08/30/21
(b)
................. 58 5,779,103
Merrill Lynch International & Co. (Target Corp.):
11.90%, 07/29/21 ................. 19 4,303,375
10.34%, 08/19/21 ................. 47 11,211,780
Royal Bank of Canada (Dollar General Corp.),
6.95%, 08/27/21
(b)
................. 17 3,573,606
24,867,864
Multi-Utilities — 0.0%
Citigroup Global Markets Holdings, Inc. (DTE
Energy Co.), 6.71%, 07/28/21
(b)
........ 27 3,546,498
Oil, Gas & Consumable Fuels — 0.2%
JPMorgan Structured Products BV (Exxon
Mobil Corp.), 12.55%, 07/27/21
(b)
....... 279 17,180,374
Royal Bank of Canada (Marathon Oil Corp.),
20.96%, 08/04/21
(b)
................ 335 4,471,076
Toronto-Dominion Bank (The) (Chevron Corp.),
11.55%, 07/30/21 ................. 91 9,576,743
31,228,193
Personal Products — 0.0%
Bank of Montreal (Estee Lauder Cos., Inc.
(The)), 5.24%, 08/19/21 ............. 28 8,498,144
Pharmaceuticals — 0.3%
Credit Suisse AG (Merck & Co, Inc.),
10.60%, 07/30/21 ................. 119 9,290,317
JPMorgan Structured Products BV (Pfizer, Inc.),
5.31%, 07/29/21
(b)
................. 239 9,367,800
Merrill Lynch International & Co. (Johnson &
Johnson):
5.10%, 07/16/21
(b)
................. 107 17,617,077
6.57%, 07/16/21 .................. 56 9,318,345
45,593,539
Professional Services — 0.0%
Royal Bank of Canada (TransUnion),
10.03%, 07/28/21
(b)
................ 51 5,573,169
Road & Rail — 0.1%
Merrill Lynch International & Co. (CSX Corp.),
10.11%, 07/22/21 ................. 65 6,318,699
Royal Bank of Canada (Knight-Swift
Transportation Holdings, Inc.),
13.08%, 07/22/21
(b)
................ 49 2,260,197
Royal Bank of Canada (Old Dominion Freight
Line, Inc.), 12.93%, 07/29/21
(b)
......... 15 3,831,286
12,410,182
Semiconductors & Semiconductor Equipment — 0.3%
Barclays Bank plc (Applied Materials, Inc.),
18.84%, 08/13/21 ................. 60 8,391,040
Citigroup Global Markets Holdings, Inc. (NVIDIA
Corp.), 17.13%, 08/19/21
(b)
........... 11 8,512,820
JPMorgan Structured Products BV (Broadcom,
Inc.), 14.72%, 07/27/21
(b)
............ 17 8,310,480
JPMorgan Structured Products BV
(QUALCOMM, Inc.), 13.69%, 07/27/21
(b)
.. 142 20,041,470
Royal Bank of Canada (Texas Instruments,
Inc.), 13.68%, 08/26/21
(b)
............ 38 7,243,218
52,499,028
Software — 1.3%
BNP Paribas SA (Microsoft Corp.):
4.87%, 07/22/21
(b)
................. 282 75,464,915

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
6.11%, 07/22/21
(b)
................. USD 89 $ 24,022,617
9.58%, 08/20/21 .................. 234 61,652,840
Citigroup Global Markets Holdings, Inc. (Adobe,
Inc.)
(b)
:
9.80%, 07/27/21 .................. 32 17,456,435
11.69%, 09/15/21 ................. 17 9,603,170
Credit Suisse AG (Oracle Corp.),
8.70%, 09/09/21 .................. 91 7,059,559
JPMorgan Structured Products BV (Autodesk,
Inc.), 13.66%, 07/27/21
(b)
............ 37 11,003,227
JPMorgan Structured Products BV (Citrix
Systems, Inc.), 11.22%, 07/23/21
(b)
...... 20 2,386,337
JPMorgan Structured Products BV
(ServiceNow, Inc.), 12.23%, 07/27/21
(b)
... 28 14,510,355
Royal Bank of Canada (salesforce.com, Inc.),
12.48%, 08/25/21
(b)
................ 41 9,739,870
232,899,325
Specialty Retail — 0.5%
BNP Paribas SA (Ross Stores, Inc.),
11.84%, 08/20/21
(b)
................ 49 5,996,829
Citigroup Global Markets Holdings, Inc. (Home
Depot, Inc. (The)):
13.24%, 07/02/21
(b)
................ 37 11,874,546
8.50%, 08/18/21 .................. 59 18,978,062
Citigroup Global Markets Holdings, Inc. (Lowe's
Cos, Inc.)
(b)
:
13.20%, 07/12/21 ................. 24 4,714,111
9.21%, 08/18/21 .................. 37 7,121,220
Citigroup Global Markets Holdings, Inc. (Ulta
Beauty, Inc.), 15.21%, 08/25/21
(b)
....... 10 3,547,332
JPMorgan Structured Products BV (Best Buy
Co, Inc.), 10.77%, 08/25/21
(b)
.......... 32 3,647,468
Royal Bank of Canada (TJX Cos., Inc. (The)),
11.54%, 08/19/21
(b)
................ 90 5,990,084
Societe Generale SA (AutoZone, Inc.),
12.30%, 07/19/21 ................. 8 12,514,231
Societe Generale SA (O'Reilly Automotive,
Inc.), 5.01%, 07/29/21 .............. 15 8,456,170
82,840,053
Technology Hardware, Storage & Peripherals — 1.1%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
9.64%, 07/02/21 .................. 350 48,015,476
9.92%, 07/19/21 .................. 190 25,434,031
7.94%, 08/02/21
(b)
................. 177 24,077,798
15.74%, 08/02/21 ................. 346 47,414,250
11.21%, 08/16/21
(b)
................ 379 49,796,255
Citigroup Global Markets Holdings, Inc. (Hewlett
Packard Enterprise Co.), 10.70%, 08/25/21
(b)
239 3,493,270
JPMorgan Structured Products BV (HP, Inc.),
10.96%, 08/27/21
(b)
................ 161 4,800,161
203,031,241
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada (Tapestry, Inc.),
13.54%, 08/12/21
(b)
................ 85 3,766,142
Trading Companies & Distributors — 0.1%
Citigroup Global Markets Holdings, Inc. (United
Rentals, Inc.):
11.38%, 07/02/21
(b)
................ 41 13,176,251
16.77%, 07/30/21 ................. 15 4,745,385
17,921,636
Total Equity-Linked Notes — 13.3%
(Cost: $2,407,333,169) ............................ 2,426,546,772
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 7.2%
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. USD 9,497 $ 9,520,840
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 1,932 1,936,442
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 5,385 5,241,839
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 2,895 2,818,194
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 15,138 15,169,324
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29
(c)
3,740 3,814,800
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 1,965 1,976,619
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 12/09/25 ...... 4,727 4,653,172
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 08/22/24 ...... 4,371 4,313,338
49,444,568
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
5.50%
,
 04/06/28
(a)
................. 510 509,204
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 3,334 3,473,195
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.10%, 04/28/23 ................ 1,862 1,815,065
(LIBOR USD 1 Month + 2.00%),
2.07%, 12/15/23 ................ 4,634 4,517,739
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 5,198 5,094,236
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 4,526 4,580,961
19,481,196
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.60%
,
 04/10/28 ...... 936 935,710
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26 . 9,169 9,077,013
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ...... 5,692 5,688,889
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 02/05/26 .................. 5,747 5,673,204
21,374,816
Automobiles — 0.0%
(a)
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38 ...... 7,592 7,588,297
Majordrive Holdings IV LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 06/01/28 . 977 977,303
8,565,600

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. USD 569 $ 568,059
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 .. 5,698 5,679,316
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 1,424 1,421,517
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. 673 673,044
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 7,591 7,587,124
15,929,060
Capital Markets — 0.0%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 2 Month + 3.75%), 4.50%
,
 07/24/26 . 793 794,395
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/23/28
(n)
.............. 466 463,891
Focus Financial Partners LLC, Term Loan,
01/01/28
(n)
...................... 2,018 2,010,197
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.35%
,
 04/12/24
(c)
.... 1,439 1,433,580
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 06/03/26 ..... 712 707,736
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.20%
,
 05/29/26 ............ 2,507 2,283,288
7,693,087
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 5,730 5,697,797
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 958 959,994
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 4,479 4,539,390
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.90%
,
 06/01/24 ............ 2,396 2,378,851
CPC Acquisition Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%), 4.50% -
0.00%
,
 12/29/27 .................. 873 870,360
Element Solutions Inc., Term Loan B1,
07/30/21
(n)
...................... 2,237 2,232,817
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24
(c)
................. 787 778,639
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/28/25 . 700 698,209
Lonza Group AG, Term Loan B, (LIBOR USD 3
Month + 0.00%), 0.00%
,
 04/28/28 ...... 2,284 2,285,233
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 .................. 4,933 4,900,288
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.65%
,
 01/01/38 .................. 7,055 7,001,737
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ 5,740 5,698,913
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 .................. USD 5,357 $ 5,323,145
PQ Corp., Term Loan, (LIBOR USD 2 Month +
2.75%), 3.25%
,
 06/09/28 ............ 2,637 2,634,811
Sparta US HoldCo LLC, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 04/28/28 . 1,445 1,445,448
WR Grace & Co., Term Loan, (LIBOR USD 3
Month + 2.00%), 2.15%
,
 06/01/28
(c)
..... 969 964,155
48,409,787
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 7,593 7,611,751
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 09/07/27 . 2,724 2,713,815
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 9,313 9,154,127
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.19%
,
 09/06/24 ...... 2,225 2,211,755
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 .................. 952 937,676
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 2,757 2,753,734
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 07/30/25 .................. 3,318 3,195,074
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 11/02/26 .. 10,911 10,922,316
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 1,407 1,411,654
40,911,902
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/21/28 ............. 6,021 6,005,300
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 4.25%
,
 06/02/28 ..... 5,269 5,263,151
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 3,810 3,800,970
15,069,421
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.10%
,
 01/15/27 ............ 3,538 3,510,156
Core & Main LP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.75%
,
 08/01/24 ...... 3,482 3,476,353
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,955 1,954,322
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 4,507 4,475,102
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.10% -
3.19%
,
 05/29/26 .................. 861 857,935
14,273,868

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.2%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
0.00%
,
 12/01/27 .................. USD 2,465 $ 2,467,610
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 5,782 5,789,547
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 3,852 3,833,173
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.75%),
5.25%
,
 02/12/26
(c)
................. 4,505 4,527,234
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 04/03/24 .................. 6,657 6,491,509
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 02/05/23 . 3,496 3,487,305
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 02/05/26 . 1,011 1,003,702
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 1,195 1,193,501
28,793,581
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 10/28/27
(a)
1,348 1,349,725
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 832 831,715
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,560 5,537,879
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 06/17/28 ...... 971 971,000
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 1,630 1,586,801
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 3,694 3,942,089
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 1,543 1,521,944
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27 ............ 6,859 6,890,681
Vocus Group Ltd., Term Loan, (LIBOR USD 1
Month + 0.00%), 0.00%
,
 05/26/28
(c)
..... 1,199 1,199,000
22,481,109
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 4,501 4,512,660
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/31/26 .................. 3,784 3,789,609
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(c)
1,198 1,196,490
AqGen Ascensus, Inc., Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 05/19/28 . 3,615 3,603,721
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 2,100 2,085,303
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 7,548 7,532,221
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 7.10% -
10.00%
,
 05/15/24
(c)
................ USD 7,906 $ 7,352,471
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 13,277 13,285,484
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 8,062 8,092,137
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(c)
................. 1,440 1,472,400
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 6,832 6,844,844
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 779 787,764
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 10,381 10,404,362
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 07/11/25 .................. 4,223 4,138,633
Houston Center, Term Loan, (LIBOR
USD 1 Month + 0.00%), 2.20% -
10.00%
,
 12/09/22
(c)
................ 39,131 39,095,764
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. 910 903,076
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 0.00%),
0.00% - 4.50%
,
 12/17/27 ............ 135 133,789
LBM Acquisition LLC, Delayed Draw Term
Loan, 0.00%
,
 12/17/27 .............. 352 348,920
LBM Acquisition LLC, Term Loan B2,
0.00%
,
 12/17/27 .................. 704 697,840
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/28/24
(c)
41 24,643
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 06/30/25 . 383 169,995
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 1,610 1,612,757
Park Avenue Tower, Term Loan, (LIBOR USD 1
Month + 0.00%), 2.15% - 2.85%
,
 03/09/24
(c)
31,329 31,310,179
Refficiency Holdings LLC, Delayed Draw Term
Loan, (LIBOR USD 3 Month + 0.00%),
0.00%
,
 12/16/27 .................. 159 159,451
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 . 825 825,000
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28
(c)
................. 1,893 1,897,988
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.60% -
2.61%
,
 01/23/25 .................. 3,001 2,895,492
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 3,147 3,132,587
The Vinoy St. Petersburg, Term Loan, 0.00% -
10.00%
,
 01/01/38 ................. 11,900 11,840,500
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 .................. 2,336 2,447,633

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.07%
,
 01/31/29 .................. USD 413 $ 410,109
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 12,369 12,434,241
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 12/20/24 . 2,077 2,058,164
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 02/28/27 ...... 3,366 3,351,334
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 1,309 1,311,057
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.57%
,
 04/30/28 .................. 2,902 2,869,759
195,028,377
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.93%, 07/15/25 ................ 957 939,722
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26 ................ 3,063 3,006,019
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 ..... 6,403 6,385,507
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 782 782,070
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 1,328 1,329,709
Frontier Communications Holdings, LLC, Term
Loan B1, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 05/01/28 .................. 2,721 2,720,536
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ............ 1,624 1,619,671
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 .. 1,538 1,539,952
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 3,001 2,997,648
Orbcomm Inc., First Lien Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 06/17/28 . 1,191 1,188,023
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 2 Month + 3.25%),
3.35%
,
 01/31/29 .................. 2,990 2,985,425
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 . 13,744 13,590,290
39,084,572
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 01/15/25 .................. 1,597 1,576,405
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 12/13/25 . 1,588 1,511,813
3,088,218
Electrical Equipment — 0.1%
(a)
Fairbanks Morse Defense, Term Loan, (LIBOR
USD 3 Month + 0.00%), 5.50%
,
 06/16/28 . 1,344 1,344,847
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 935 934,492
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 09/13/24 . 10,600 10,543,550
12,822,889
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. USD 2,992 $ 2,974,533
Live Nation Entertainment, Inc., Term Loan B4,
(LIBOR USD 1 Month + 1.75%), 1.88% -
0.00%
,
 10/19/26 .................. 3,024 2,940,994
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 03/13/28 . 3,479 3,461,501
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 .................. 87 86,104
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 05/18/25 ...... 5,851 5,734,257
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 . 907 898,832
16,096,221
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.79%
,
 05/23/25 ..... 4,206 4,177,068
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 05/23/25 . 1,540 1,535,070
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.85%
,
 06/27/23 ...... 3,445 3,409,209
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 09/13/26 ...... 2,416 2,377,496
11,498,843
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 11/19/26 .................. 2,742 2,702,131
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 10/01/25 .................. 2,091 2,082,245
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.60%
,
 10/10/26 ...... 218 218,302
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,791 3,797,682
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 01/29/27 .................. 7,685 7,563,783
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,681 1,673,066
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.32%
,
 05/15/24 .................. 494 491,660
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.25%),
5.00%
,
 06/08/28 .................. 1,706 1,712,191
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. 7,608 7,597,425
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 01/20/28 .................. 3,364 3,358,314
31,196,799
Health Care Equipment & Supplies — 0.0%
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28
(a)
..... 903 903,569

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. USD 1,078 $ 1,079,061
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.69%
,
 07/24/26 . 5,727 5,690,723
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 3,804 3,799,265
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 . 2,886 2,463,235
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/18/27 .................. 5,367 5,315,637
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 1,418 1,413,342
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 08/06/26 . 5,681 5,679,829
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 06/30/25 .................. 3,386 3,382,224
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 75 74,732
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27
(c)
................. 1,546 1,547,933
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,508 2,514,074
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 2,456 2,459,079
35,419,134
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 .................. 350 350,889
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 3,147 3,143,233
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 ..... 3,805 3,777,573
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 6,967 6,983,582
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 . 5,698 5,707,078
19,962,355
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 .................. 506 492,984
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,525 1,525,957
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 12/23/24 .................. 6,413 6,354,205
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/21/25 .................. 5,116 5,129,128
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 520 515,808
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.65%
,
 07/10/25 . USD 1,572 $ 1,572,659
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/30/23 .................. 1,958 1,950,515
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 346,417
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 2,943 2,918,749
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 3.50%), 0.00% -
10.00%
,
 04/01/24
(c)
................ 14,250 13,252,500
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 4,501 4,498,589
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,693 2,686,602
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 5,738 5,702,965
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 589 566,031
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/14/24 .................. 1,523 1,512,054
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 2,421 2,391,008
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.83%
,
 07/31/26 ...... 3,669 3,651,615
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 05/30/25 .................. 973 964,407
56,032,193
Household Durables — 0.0%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.42%
,
 05/17/28 . 5,850 5,816,597
Serta Simmons Bedding LLC, Term Loan,
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,937 1,900,510
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 .................. 1,598 1,599,967
9,317,074
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)(c)
642 639,178
Independent Power and Renewable Electricity Producers — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27
(a)
1,565 1,563,673
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 03/31/25 ..... 3,485 3,454,074
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 4,293 4,293,121
Sheraton Austin, Term Loan, (LIBOR USD 3
Month + 3.73%), 0.00% - 10.00%
,
 01/01/28 8,491 8,491,237
16,238,432

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 05/09/25 ................ USD 6,351 $ 6,279,066
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ................ 1,838 1,839,660
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 4,089 4,062,173
AssuredPartners Capital, Inc., Term Loan
B, (LIBOR USD 1 Month + 0.00%),
0.00%
,
 02/12/27 .................. 307 307,153
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.60%, 02/12/27 ................ 3,825 3,802,946
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 1,080 1,080,865
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/31/28 . 3,051 3,072,601
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 11/03/23 ....... 3,397 3,377,624
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 11/03/24 ....... 2,690 2,660,311
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 12/23/26 ...... 2,399 2,370,441
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.93%
,
 04/25/25 ..... 1,624 1,604,903
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 9,104 9,097,578
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 2,286 2,283,579
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ................ 5,761 5,695,912
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ................ 1,999 1,994,392
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 932 933,300
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.15%, 05/16/24 ................ 5,129 5,078,258
(LIBOR USD 3 Month + 3.25%),
3.40%, 12/02/26 ................ 256 253,587
55,794,349
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 11/05/27 .. 4,359 4,357,916
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 2,693 2,684,873
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 10,616 10,616,323
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 11,184 11,342,447
29,001,559
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 5,678 5,677,770
Security
Par (000)
Par (000) Value
IT Services — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 .................. USD 5,118 $ 5,104,563
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 805 814,257
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 10/30/26 .................. 6,557 6,523,770
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 4,997 4,994,151
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,057,460
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 5,320 5,311,760
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.38%
,
 08/01/25 .................. 1,409 1,258,040
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 08/10/27 .................. 3,848 3,821,837
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 05/23/25 .................. 2,123 2,124,238
Ion Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 . 728 730,213
Maximus, Inc., Term Loan B, (LIBOR USD 3
Month + 2.00%), 2.50%
,
 05/28/28 ...... 1,565 1,563,701
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 3.34% -
3.35%
,
 11/29/24 .................. 2,767 2,738,608
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 12/01/25 .................. 1,077 1,074,933
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61% -
3.69%
,
 01/22/27 .................. 946 944,367
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ............ 5,884 5,740,614
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27
(c)
..... 1,282 1,287,968
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.90%
,
 10/07/27 ............ 11,349 11,350,942
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 .................. 2,163 2,136,206
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 1,757 1,754,979
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.85%
,
 11/16/26 ..... 1,535 1,523,838
Virtusa Corp., Term Loan, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/11/28 ........... 1,360 1,363,671
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.35%
,
 03/31/28 ........... 1,047 1,038,870
66,258,986
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.00%), 3.00%
,
 11/21/24 .. 839 838,327
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 .. 2,592 2,590,886

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. USD 2,949 $ 2,950,865
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 7,167 7,194,569
ICON Luxembourg SARL, Term Loan B:
(LIBOR USD 3 Month + 0.00%),
0.00%, 06/16/28 ................ 5,952 5,960,127
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.85%
,
 03/07/24 ........... 2,095 2,082,840
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 .................. 1,705 1,711,867
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ............ 5,432 5,423,041
28,752,522
Machinery — 0.2%
(a)
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.40%
,
 05/18/24 ..... 1,632 1,628,646
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28
(c)
412 411,485
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 ..... 3,804 3,793,747
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/01/27 .................. 1,709 1,688,396
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 4,757 4,757,000
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 14,675 14,408,004
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 ..... 5,638 5,640,129
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 03/02/27 ..... 5,770 5,731,113
38,058,520
Media — 0.4%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 6,225 6,218,612
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(a)
................. 8,463 7,745,635
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
................ 2,515 3,000,985
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 05/03/28
(a)
..... 1,247 1,241,389
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................. 3,362 3,355,110
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.69%
,
 08/21/26
(a)
................. 13,737 13,399,267
CSC Holdings LLC, Term Loan:
(a)
(LIBOR USD 1 Month + 2.25%),
2.32%, 07/17/25 ................ 2,696 2,655,869
(LIBOR USD 1 Month + 2.50%),
2.57%, 04/15/27 ................ 1,706 1,688,284
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 1,750 1,748,560
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. USD 494 $ 496,862
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 310 314,393
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 6,346 6,123,691
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 03/24/25
(a)
................. 1,798 1,785,951
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 08/15/26
(a)
................. 1,189 1,186,984
Nexstar Broadcasting, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.50%), 2.59% -
2.60%
,
 09/18/26
(a)
................. 863 860,342
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 10/04/23
(a)
—
(p)
63
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
5,983 5,984,826
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 04/01/28
(a)
................. 686 678,865
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 12/17/26
(a)
................. 1 506
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 09/28/23
(a)(c)
... 4,660 4,636,993
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.57%
,
 01/31/28
(a)
................. 1,717 1,701,081
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.85%
,
 12/31/28
(a)
................. 7,573 7,569,882
72,394,150
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.64%
,
 07/31/25 .................. 1,947 1,930,820
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 8,680 8,304,093
10,234,913
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 2,183 2,407,674
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 . 2,178 2,160,256
Murphy Oil USA, Inc., Term Loan B,
(LIBOR USD 3 Month + 1.75%), 2.25% -
4.00%
,
 01/31/28 .................. 914 914,286
5,482,216
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)
................. 11,347 11,381,386

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. USD 2,912 $ 2,853,468
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 06/02/25 . 6,402 6,372,856
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 .................. 1,613 1,596,550
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . 2,963 2,971,326
Organon & Co., Term Loan, (LIBOR USD 6
Month + 3.00%), 3.50%
,
 06/02/28 ...... 2,372 2,373,494
Precision Medicine Group LLC, Delayed Draw
Term Loan, (LIBOR USD 3 Month + 0.00%),
3.75%
,
 11/18/27 .................. 372 370,787
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 3,307 3,294,469
Prestige Brands, Inc., Term Loan B, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 06/09/28 . 789 789,332
20,622,282
Professional Services — 0.1%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 4,162 4,142,510
CoreLogic, Inc. 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 7,641 7,614,256
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26 .................. 11,892 11,830,626
23,587,392
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 64 63,678
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 02/25/27
(a)
5,711 5,705,644
Software — 0.8%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.90%
,
 02/12/25 .................. 5,681 5,693,296
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/02/25 . 5,712 5,676,200
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 . 3,226 3,221,571
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27 ...... 1,389 1,386,937
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/22/27 .................. 1,491 1,489,218
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23 ...... 1,716 1,657,077
E2open, LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 448 448,000
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 11,372 11,392,829
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 .................. 8,999 8,996,439
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25
(c)
2,696 2,749,920
Security
Par (000)
Par (000) Value
Software (continued)
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 02/25/27 ...... USD 12,125 $ 12,040,865
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00%
,
 05/03/28 .................. 6,834 6,827,166
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 0.00%),
0.00%
,
 05/03/29
(c)
................. 2,963 2,925,963
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 09/30/24 ...... 3,601 3,600,121
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . 5,671 5,679,243
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 . 4,512 4,576,883
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 1,616 1,619,749
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 .................. 7,324 7,330,873
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.11%
,
 04/26/24 .................. 1,464 1,464,684
Proofpoint, Inc., Term Loan, (LIBOR USD 3
Month + 0.00%), 0.00%
,
 06/09/28 ...... 3,282 3,261,914
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 17,188 17,127,868
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 08/01/25 .................. 7,697 7,645,091
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 .................. 1,644 1,622,976
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28 .................. 5,559 5,635,372
UKG, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.85%, 05/04/26 ................ 9,085 9,086,080
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 6,816 6,820,032
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27 ...... 2,831 2,875,815
142,852,182
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/13/25 .. 1,310 1,302,210
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26 . 3,822 3,822,000
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 05/04/28 ............ 5,705 5,719,263
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.35%
,
 08/31/26 .................. 2,069 2,067,662
Optiv Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 1,830 1,786,229
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 11,378 11,380,844
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 697 696,674
26,774,882

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23
(a)
USD 713 $ 712,449
Trading Companies & Distributors — 0.0%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 0.00%), 0.00%
,
 06/09/28 ...... 3,597 3,572,453
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
1,574 1,542,226
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,161 4,573,582
9,688,261
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24 .................. 4,127 3,953,907
Gogo Inc., Term Loan B, (LIBOR USD 1 Month
+ 3.75%), 4.50%
,
 04/30/28 ........... 6,323 6,307,486
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 776 775,704
MetroNet Systems Holdings LLC, Delayed
Draw 1st Lien Term Loan, (LIBOR USD 1
Month + 0.00%), 0.00%
,
 06/02/28 ...... 86 86,189
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 .. 1,697 1,681,017
12,804,303
Total Floating Rate Loan Interests — 7.2%
(Cost: $1,306,605,887) ............................ 1,309,025,895
Foreign Agency Obligations — 0.3%
Bahrain — 0.0%
CBB International Sukuk Programme Co.,
6.25%
,
11/14/24
(b)
................. 868 946,554
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,282,219
China — 0.0%
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(k)
................ 520 530,660
Huarong Finance 2017 Co. Ltd., 3.75%
,
04/27/22 ....................... 335 281,400
812,060
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26 .......... 4,642 5,118,269
France — 0.1%
Electricite de France SA
(a)(k)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 600 927,088
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 600 733,126
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,225,477
(EUR Swap Annual 5 Year + 4.00%), 3.37% 3,000 3,712,880
6,598,571
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 3,283 3,358,509
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 5,102,515
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. 2,900 3,650,919
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.88%, 07/17/49 .................. USD 1,800 $ 1,958,400
14,070,343
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. EUR 100 123,450
2.63%, 04/28/25 .................. 725 871,644
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 200 217,585
1,212,679
Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27 .................. USD 5,226 5,555,238
6.84%, 01/23/30 .................. 5,358 5,514,721
5.95%, 01/28/31 .................. 4,572 4,424,553
6.35%, 02/12/48 .................. 2,084 1,765,565
7.69%, 01/23/50 .................. 2,900 2,780,375
20,040,452
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31 ........... 3,730 3,716,013
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 3,018,275
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
...................... 1,865 1,827,467
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
:
1.25%, 11/24/23 .................. 330 333,197
2.25%, 11/24/30 .................. 4,020 3,943,821
4,277,018
Total Foreign Agency Obligations — 0.3%
(Cost: $60,035,897) ............................... 62,919,920
Foreign Government Obligations — 1.7%
Bahrain — 0.1%
(b)
Kingdom of Bahrain:
7.00%, 01/26/26 .................. 4,889 5,556,043
4.25%, 01/25/28
(b)
................. 2,115 2,114,339
7.38%, 05/14/30 .................. 3,856 4,347,158
12,017,540
Brazil — 0.1%
Federative Republic of Brazil:
6.00%, 04/07/26 .................. 2,272 2,666,476
4.63%, 01/13/28 .................. 6,631 7,168,940
3.88%, 06/12/30 .................. 10,649 10,754,159
20,589,575
Chile — 0.1%
Republic of Chile:
2.45%, 01/31/31 .................. 4,187 4,263,674
3.10%, 05/07/41 .................. 3,175 3,192,463
3.50%, 01/25/50 .................. 1,050 1,100,728
8,556,865
Colombia — 0.1%
Republic of Colombia:
8.13%, 05/21/24 .................. 4,414 5,210,727
3.88%, 04/25/27 .................. 2,562 2,721,805
4.50%, 03/15/29 .................. 3,308 3,600,138
3.25%, 04/22/32 .................. 2,205 2,155,387

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Colombia (continued)
4.13%, 05/15/51 .................. USD 1,110 $ 1,051,586
14,739,643
Dominican Republic — 0.1%
(b)
Dominican Republic Government Bond:
5.95%, 01/25/27 .................. 2,355 2,649,375
4.50%, 01/30/30
(b)
................. 7,030 7,174,115
4.88%, 09/23/32
(b)
................. 4,650 4,789,500
5.30%, 01/21/41 .................. 1,898 1,892,425
6.40%, 06/05/49 .................. 3,800 4,090,462
20,595,877
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22
(b)
................. 1,915 1,953,659
6.13%, 01/31/22 .................. 1,155 1,178,317
5.75%, 05/29/24
(b)
................. 2,510 2,671,268
5.88%, 06/11/25 .................. 3,568 3,809,509
5.25%, 10/06/25
(b)
................. 4,455 4,687,495
7.60%, 03/01/29 .................. 4,215 4,626,753
5.88%, 02/16/31
(b)
................. 695 672,195
6.38%, 04/11/31
(b)
................. EUR 4,285 5,291,480
24,890,676
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
...... USD 4,970 5,117,547
Indonesia — 0.1%
Republic of Indonesia:
4.75%, 01/08/26 .................. 4,508 5,137,148
3.50%, 01/11/28 .................. 1,220 1,330,410
4.10%, 04/24/28 .................. 4,070 4,597,319
4.75%, 02/11/29 .................. 1,527 1,792,007
5.13%, 01/15/45 .................. 5,000 6,185,313
19,042,197
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 2,503 2,676,646
Mexico — 0.1%
United Mexican States:
4.50%, 04/22/29 .................. 5,024 5,681,202
4.75%, 03/08/44 .................. 2,402 2,659,915
4.35%, 01/15/47 .................. 8,830 9,237,283
4.50%, 01/31/50 .................. 2,560 2,718,880
20,297,280
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 4,517 5,178,458
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 3,795 3,662,175
4.00%, 12/15/50 .................. 3,736 3,460,470
7,122,645
Nigeria — 0.0%
Federal Republic of Nigeria, 7.88%
,
02/16/32 . 2,501 2,684,355
Oman — 0.0%
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
1,170 1,202,541
Pakistan — 0.0%
Islamic Republic of Pakistan:
6.00%, 04/08/26 .................. 2,125 2,145,586
7.38%, 04/08/31 .................. 2,515 2,584,162
4,729,748
Security
Par (000)
Par (000) Value
Panama — 0.1%
Republic of Panama:
3.88%, 03/17/28 .................. USD 1,187 $ 1,305,181
2.25%, 09/29/32 .................. 2,733 2,619,922
4.50%, 05/15/47 .................. 4,610 5,233,214
4.50%, 04/01/56 .................. 1,320 1,496,385
10,654,702
Paraguay — 0.1%
Republic of Paraguay:
5.00%, 04/15/26 .................. 4,144 4,701,627
4.95%, 04/28/31
(b)
................. 5,265 6,047,511
2.74%, 01/29/33
(b)
................. 5,498 5,335,809
5.40%, 03/30/50 .................. 2,075 2,421,654
5.40%, 03/30/50
(b)
................. 4,031 4,704,429
23,211,030
Peru — 0.1%
Republic of Peru:
7.35%, 07/21/25 .................. 2,094 2,564,888
4.13%, 08/25/27 .................. 3,060 3,424,905
1.86%, 12/01/32 .................. 2,600 2,420,113
3.30%, 03/11/41 .................. 2,230 2,255,645
10,665,551
Philippines — 0.1%
Republic of Philippines:
3.75%, 01/14/29 .................. 5,221 5,915,393
2.95%, 05/05/45 .................. 4,573 4,415,231
10,330,624
Qatar — 0.1%
(b)
State of Qatar:
4.50%, 04/23/28 .................. 4,627 5,464,487
4.00%, 03/14/29
(b)
................. 9,177 10,562,727
16,027,214
Romania — 0.0%
Romania Government Bond:
3.00%, 02/14/31
(b)
................. 4,944 5,127,237
4.00%, 02/14/51 .................. 2,552 2,684,863
7,812,100
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 4,400 5,004,450
4.25%, 06/23/27 .................. 4,600 5,132,162
10,136,612
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 3,327 3,670,721
3.63%, 03/04/28 .................. 2,470 2,721,322
4.38%, 04/16/29
(b)
................. 7,447 8,595,700
14,987,743
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 2,503 2,709,185
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 07/27/21 .................. 473 461,264
5.75%, 01/18/22 .................. 1,750 1,602,672
5.75%, 04/18/23 .................. 2,591 1,928,352
6.85%, 03/14/24 .................. 7,147 4,912,669
6.35%, 06/28/24 .................. 7,362 5,032,847
7.85%, 03/14/29 .................. 7,244 4,583,188
7.55%, 03/28/30 .................. 5,522 3,491,975
22,012,967

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ukraine — 0.1%
Ukraine Government Bond:
8.99%, 02/01/24 .................. USD 3,160 $ 3,504,440
7.75%, 09/01/27 .................. 1,112 1,222,018
9.75%, 11/01/28 .................. 3,073 3,659,367
7.25%, 03/15/33
(b)
................. 1,905 1,980,962
10,366,787
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 4,449 5,112,602
Total Foreign Government Obligations — 1.7%
(Cost: $304,248,817) .............................. 313,468,710
Shares
Shares
Investment Companies — 4.4%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(q)
..................... 810,949 44,448,115
iShares Core Dividend Growth ETF
(q)
...... 7,756,980 390,641,513
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)(q)
......................... 4,111,785 362,001,551
MPLX LP ......................... 62,577 1,852,905
Western Midstream Partners LP .......... 26,069 558,398
Total Investment Companies — 4.4%
(Cost: $747,762,761) .............................. 799,502,482
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 4.8%
Collateralized Mortgage Obligations — 1.4%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 2.80%, 11/25/35 1,898 1,762,445
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.65%, 11/25/35 .... 1,202 1,189,055
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.63%, 11/25/35 .... 901 907,827
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.76%, 06/25/35
(a)
.... 486 464,731
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.71%, 08/25/35
(a)
... 1,505 1,359,976
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.61%, 12/25/35
(a)
... 209 196,803
Series 2005-63, Class 3A3, 2.87%,
11/25/35
(a)
.................... 2,250 2,144,801
Series 2005-63, Class 5A1, 3.31%,
12/25/35
(a)
.................... 78 75,624
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 66 64,998
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
... 2,553 2,439,927
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.12%,
02/25/36
(a)
.................... 4,991 4,733,090
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 756 605,465
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,139 851,208
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 532 356,484
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... USD 834 $ 536,319
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 3,017 1,977,371
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,944 1,448,457
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 939 700,624
Series 2006-9T1, Class A7, 6.00%, 05/25/36 357 232,186
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.84%, 11/20/46
(a)
......... 4,618 3,470,046
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,419 917,136
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.85%,
11/25/46
(a)
.................... 6,174 5,343,519
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.47%, 11/25/46
(a)
.. 4,998 4,477,575
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.97%,
11/25/46
(a)
.................... 8,957 8,102,078
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.38%), 0.47%, 10/25/46
(a)
... 380 367,676
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/20/46
(a)
... 1,602 1,379,120
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/25/36
(a)
... 8,606 7,887,860
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.28%, 07/25/46
(a)
... 12,248 11,116,818
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 2,052 1,392,410
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 455 318,425
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 289 242,141
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 271 223,431
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,316 944,453
Series 2007-19, Class 1A8, 6.00%, 08/25/37 640 459,515
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,397 2,280,537
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 522 347,056
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,341 2,122,027
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 573 364,162
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 06/25/37
(a)
... 6,882 5,484,635
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,643 940,318
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.50%,
11/25/47
(a)
.................... 1,918 1,755,751
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/47
(a)
... 11,547 10,443,809
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 05/25/47
(a)
... 4,311 4,080,948
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.27%, 06/25/47
(a)
... 9,929 8,022,888
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,182 938,296

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.09%, 10/25/46
(a)
.... USD 11,570 $ 11,035,622
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.06%,
10/25/46
(a)
.................... 5,349 4,351,269
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 772 743,720
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 388 382,057
Series 2006-D, Class 6A1, 2.89%, 05/20/36 358 363,488
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 06/20/47 .... 1,325 1,206,842
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.44%, 01/25/35
(a)
........ 2 1,869
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.53%, 04/25/36
(a)
................. 5,716 7,312,621
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 762 688,467
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 1,011 882,954
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 03/25/37 .... 1,397 1,317,743
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 1,996 1,891,957
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.29%, 09/25/47 .... 2,394 2,358,320
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.36%, 04/25/35
(a)
... 1,168 1,111,807
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.69%, 05/25/35
(a)
... 3,179 2,687,675
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.08%,
04/25/46
(a)
.................... 2,795 1,158,837
Series 2007-21, Class 1A1, 6.25%, 02/25/38 178 133,470
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 684 395,181
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,045 603,446
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 81 82,241
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 576 551,645
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 .......... —
(p)
329
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.62%,
09/27/37
(a)(b)
..................... 6,377 5,955,938
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.28%, 08/25/47
(a)
..... 13,408 12,663,566
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.12%,
02/25/37
(a)
...................... 1,311 969,821
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.10%, 05/25/35
(a)
...... 45 43,627
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.26%, 02/25/36 ... 4,199 4,039,415
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.12%,
03/25/36 ..................... USD 1,685 $ 1,667,338
GSR Mortgage Loan Trust, Series 2006-4F,
Class 1A1, 5.00%, 05/25/36 .......... 1 13,384
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.59%,
10/25/35
(a)
...................... 1,909 1,886,760
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 704 669,935
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,219 1,129,154
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 2.95%,
08/25/37 ..................... 121 107,397
Series 2007-AR15, Class 2A1, 3.22%,
08/25/37 ..................... 580 499,725
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.24%,
12/25/37
(a)
...................... 9,499 9,826,480
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.67%,
12/25/35 ..................... 556 542,470
Series 2006-1, Class 2A1, 2.04%, 02/25/36 378 398,106
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, 1.98%, 04/20/31
(a)
.... 2,250 2,235,282
Prima Capital CRE Securitization Ltd.
(b)(c)
:
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,151,578
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,645,200
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 2 1,507
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 435 398,059
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 202 193,210
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 323 177,800
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 44 42,011
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.07%,
04/25/47
(a)
...................... 250 160,824
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.55%, 02/25/36 .... 1,115 1,041,306
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 06/25/36 .... 8,316 7,798,444
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46 .... 11,651 10,119,219
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.27%, 09/25/47 ... 2,384 2,427,021
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.77%), 0.89%,
05/25/47 ..................... 1,798 1,736,593
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.87%,
06/25/47 ..................... 6,498 6,178,862

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.93%,
07/25/47 ..................... USD 3,588 $ 3,242,370
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 6.13%, 10/25/36
(d)
1,175 596,419
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.10%,
06/25/46
(a)
.................... 4,677 3,403,679
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.97%,
10/25/46
(a)
.................... 5,791 5,221,670
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.84%,
12/25/46
(a)
.................... 5,169 4,548,764
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.96%,
05/25/47
(a)
.................... 3,387 3,072,350
257,536,865
Commercial Mortgage-Backed Securities — 3.3%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
.......... 7,780 7,577,000
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.19%, 09/15/34
(a)(b)
.......... 29,015 28,650,534
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.17%, 04/15/35
(a)(b)
................ 3,467 3,453,752
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.02%, 12/15/36 .... 11,310 11,224,629
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.12%, 12/15/36 .... 1,490 1,423,448
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.57%, 11/15/32 .... 3,225 2,800,848
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.07%, 11/15/32 .... 3,965 3,294,241
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.77%, 09/15/34 .... 11,982 11,937,228
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,753,569
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.56%, 08/25/35 .... 3,597 3,448,034
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.57%, 11/25/35 .... 791 749,040
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.31%, 03/25/37 .... 2,913 2,815,262
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.38%, 07/25/37 .... 4,291 4,070,864
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 09/25/37 .... 1,161 1,100,385
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.59%, 12/25/37 .... 2,150 2,064,101
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ..................... 1,750 1,535,594
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.52%, 03/15/37 .... USD 2,000 $ 1,942,799
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
................ 2,672 2,260,579
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.21%, 04/10/51
(b)
1,250 1,168,579
Series 2018-B7, Class C, 5.02%, 05/15/53 . 4,770 5,418,236
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.77%, 10/15/35
(a)(b)
3,600 3,631,774
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,762,503
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,067,670
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.12%, 11/15/35 .... 10,150 10,153,243
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.07%, 11/15/35 .... 11,550 11,571,517
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.37%, 10/15/36 .... 6,789 6,791,630
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.72%, 10/15/36 .... 15,218 15,231,976
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.57%, 12/15/36 .... 7,240 7,235,495
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.67%, 11/15/32 .... 6,410 6,438,348
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 0.98%, 02/15/33
(c)
... 14,812 14,812,000
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.22%, 02/15/33
(c)
... 8,685 8,685,000
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.32%, 02/15/33
(c)
... 5,735 5,735,000
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.88%, 05/15/38 .... 18,644 18,643,998
BX Trust
(a)(b)
:
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.07%, 02/15/36 .... 11,900 11,922,567
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.07%, 02/15/36 .... 8,900 8,916,878
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.32%, 01/15/34 .... 4,680 4,678,603
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.07%, 01/15/34 .... 7,240 7,285,031
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.90%, 06/15/38 .... 11,180 11,201,255
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.85%, 06/15/38 .... 8,800 8,816,700
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.75%, 06/15/23 .... 9,532 9,531,977
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 6,800 7,167,122
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 10,985 11,254,926
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 5.01%, 05/10/58
(a)
3,330 3,681,473
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,738,789
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,180,998
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
.................... 2,278 2,460,209
Series 2015-GC27, Class C, 4.57%,
02/10/48
(a)
.................... 2,267 2,400,658
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 3,179,712

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
.......................... USD 980 $ 1,006,619
Series 2016-GC37, Class C, 5.08%,
04/10/49
(a)
.................... 2,640 2,793,419
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 3,118,321
Series 2016-P3, Class C, 5.05%, 04/15/49
(a)
1,271 1,342,900
Series 2018-C6, Class C, 5.23%, 11/10/51
(a)
3,976 4,531,785
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
................... 3,000 3,106,084
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
................... 5,000 4,702,472
Series 2014-CR15, Class C, 4.86%,
02/10/47
(a)
.................... 2,050 2,205,316
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 10,286,218
Series 2015-LC19, Class C, 4.38%,
02/10/48
(a)
.................... 6,513 6,972,466
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,535,036
Series 2015-LC21, Class C, 4.48%,
07/10/48
(a)
.................... 6,010 6,314,250
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
................... 3,200 3,099,711
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 709 670,960
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.47%, 09/15/33
(a)(b)
.. 2,500 2,484,401
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 5.10%, 01/15/49 3,950 4,219,738
Series 2018-C14, Class D, 5.05%,
11/15/51
(b)
.................... 2,545 2,662,063
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.93%,
10/15/37
(a)(b)
..................... 4,661 4,737,666
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34 .... 10,428 10,718,836
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ..................... 2,890 2,929,999
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.33%, 07/15/38 .... 10,150 10,198,782
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.93%, 07/15/38 .... 6,570 6,607,340
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.78%, 07/15/38 .... 6,858 6,899,343
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,586,312
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
.................... 1,075 1,151,609
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,109,565
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,544,891
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 1,260 1,128,607
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 3,022,836
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,938,420
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
..................... 1,898 1,875,318
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 4.02%, 03/15/50 USD 5,137 $ 5,440,821
Series 2017-JP5, Class D, 4.77%,
03/15/50
(b)
.................... 4,542 4,641,972
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,441,389
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.39%, 01/15/49 5,750 5,342,036
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 666 679,031
Series 2019-OSB, Class E, 3.91%,
06/05/39
(b)
.................... 2,800 2,804,069
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.87%, 05/15/36
(a)(b)
................ 12,751 12,754,895
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.42%,
03/15/38
(a)(b)
..................... 10,938 10,971,981
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
.... 3,375 3,438,137
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 3,305 3,378,379
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
................... 727 734,763
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,371,692
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,770,150
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,293,146
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
................... 7,725 6,940,057
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.02%, 11/15/34
(a)(b)
.. 3,998 3,999,262
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.67%, 11/15/34
(a)(b)
.. 7,904 7,898,097
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 6,009,806
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,570 1,334,500
Series 2018-H3, Class C, 5.01%, 07/15/51
(a)
2,880 3,262,015
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
.......................... 2,556 2,352,649
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.62%, 07/15/35
(a)(b)
.. 4,040 4,022,191
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
....... 8,300 7,480,514
TPGI Trust
(a)(b)
:
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.10%, 06/15/26 .... 5,180 5,179,991
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.95%, 06/15/26 ... 1,794 1,793,995
USDC, Series 2018-USDC, Class F, 4.64%,
05/13/38
(a)(b)
..................... 2,550 1,930,597
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 9,417 9,434,407
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 8.09%, 09/25/44
(a)(b)
... 857 859,625
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
.................... 1,600 1,771,134
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 508,831

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-C37, Class C, 4.63%,
12/15/49
(a)
.................... USD 2,803 $ 3,001,798
Series 2016-LC25, Class C, 4.56%,
12/15/59
(a)
.................... 8,320 8,896,554
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
.................... 1,875 2,092,014
Series 2016-NXS5, Class D, 5.15%,
01/15/59
(a)
.................... 1,130 1,214,642
Series 2016-NXS6, Class C, 4.46%,
11/15/49
(a)
.................... 4,783 5,151,731
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,509,701
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
................... 1,690 1,596,166
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 397,091
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
.................... 2,346 2,463,761
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,905,582
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,287,748
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
... 1,300 1,366,057
589,090,034
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 1.11%,
08/10/35 ..................... 76,232 3,401,470
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 411,950
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.24%, 11/10/49 .... 61,241 2,978,865
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.83%,
09/10/47
(b)
.................... 12,675 281,131
Series 2015-CR25, Class XA, 0.97%,
08/10/48 ..................... 12,748 370,516
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.98%,
09/15/47 ....................... 6,737 148,530
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,374,275
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.14%, 03/10/50
(b)
..... 42,469 1,185,679
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.50%,
04/15/47
(b)
.................... 80,982 712,326
Series 2015-C26, Class XD, 1.48%,
10/15/48
(b)
.................... 12,675 671,395
Series 2016-C32, Class XA, 0.83%,
12/15/49 ..................... 31,359 973,211
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.76%, 03/15/49
(b)
..... 13,600 916,368
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2017-75B, Class XA, 0.34%,
04/10/37 ..................... 40,610 513,923
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 87,969
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
.................... 11,784 636,808
Series 2016-LC25, Class XA, 1.11%,
12/15/59 ..................... 21,897 755,166
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.73%,
05/15/47 ..................... USD 57,079 $ 921,964
Series 2014-LC14, Class XA, 1.43%,
03/15/47 ..................... 25,862 696,185
17,037,731
Total Non-Agency Mortgage-Backed Securities — 4.8%
(Cost: $833,441,410) .............................. 863,664,630
Preferred Securities — 3.4%
Capital Trusts — 2.7%
Banks — 1.0%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% .... EUR 5,600 7,584,436
Bank of America Corp.:
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... USD 532 602,490
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 48 53,898
Citigroup, Inc.:
Series U, (SOFR + 3.81%), 5.00% ...... 39,856 41,713,290
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,589,465
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 7,515,362
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,212,200
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% ..... 26,805 28,331,545
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 24,368,594
Postal Savings Bank of China Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.63%), 4.50% ....... 1,439 1,474,345
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 38,897,750
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 1,321 1,479,401
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 8,065 8,349,695
176,172,471
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 21,025 21,892,281
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 21,725 22,648,313
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 25,785 26,378,055
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 12,030 13,195,827
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 6,755 7,220,150
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 16,500 16,793,700
108,128,326

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
98
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. USD 32,950 $ 34,126,315
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 20,150 21,584,881
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 4,000 4,353,560
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... 9,712 10,877,440
70,942,196
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
............ 16,815 18,160,200
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 36,050 36,313,165
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
................ 26,150 27,490,188
Oil, Gas & Consumable Fuels — 0.2%
(a)(k)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 6,728,906
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 22,050 22,766,625
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 7,314,230
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% ................... 170 173,162
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 6,270 5,537,664
42,520,587
Total Capital Trusts — 2.7%
(Cost: $465,202,236) .............................. 479,727,133
Shares
Shares
Preferred Stocks — 0.6%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(k)
................. 136,000 8,316,400
Equity Real Estate Investment Trusts (REITs)
— 0.0%
Firstar Realty LLC, 8.88%
(b)(k)
............ 5,000 5,150,000
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 125 65,064
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
..... 735,000 20,682,900
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
........... 625,000 15,625,000
Petroleo Brasileiro SA (Preference) ........ 1,002,853 5,933,886
21,558,886
Security
Shares
Shares Value
Personal Products — 0.0%
LG Household & Health Care Ltd. (Preference) 337 $ 228,913
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) .. 875,174 57,280,205
Total Preferred Stocks — 0.6%
(Cost: $88,509,209) ............................... 113,282,368
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.66%, 12/21/65
(a)(b)
................ 16,872,000 14,003,760
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.91%, 12/21/65
(a)(b)
.......... 11,944,000 10,191,815
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 24,195,575
Total Preferred Securities — 3.4%
(Cost: $581,606,374) .............................. 617,205,076
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.79%, 04/25/28
(a)(b)
................ USD 4,627 4,460,074
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2018-K732, Class B, 4.20%, 05/25/25 1,500 1,637,077
Series 2018-KHG1, Class C,
3.94%, 12/25/27 ................ 4,112 3,648,949
5,286,026
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.67%, 04/17/51
(a)
................. 14,394 579,228
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $10,847,156) ............................... 10,325,328
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(e)
..... 720 329
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
..... 1,489 11,435
Total Warrants — 0.0% .............................. 11,764
Total Long-Term Investments — 98.1%
(Cost: $16,667,407,006) ............................ 17,838,155,873

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 4.9%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 521,103,194 $ 521,103,194
SL Liquidity Series, LLC, Money Market Series,
0.13%
(s)
........................ 366,752,868 366,862,894
Total Short-Term Securities — 4.9%
(Cost: $887,966,006) .............................. 887,966,088
Total Options Purchased — 0.0%
(Cost: $44,540) ................................. 85,759
Total Investments — 103.0%
(Cost: $17,555,417,552 ) ............................ 18,726,207,720
Liabilities in Excess of Other Assets — (3.0)% ............. (544,117,575)
Net Assets — 100.0% ............................... $ 18,182,090,145
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,639,725, representing less than 0.05% of its net assets as of period end, and an original cost of $1,050,145.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,409,220,735 $ — $ (888,117,541) $ — $ — $ 521,103,194 521,103,194 $ 174,569 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,444,008 365,444,744 — (25,836) (22) 366,862,894 366,752,868 777,853
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 87,380,975 — (42,721,761) 1,070,423 (1,281,522) 44,448,115 810,949 1,263,669 —
iShares Core Dividend Growth
ETF .................. — 476,136,837 (136,561,737) 2,952,897 48,113,516 390,641,513 7,756,980 4,272,243 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 249,742,182 511,130,865 (409,624,750) 15,473,163 (4,719,909) 362,001,551 4,111,785 8,468,999 —
iShares MBS ETF
(c)
......... 110,134,025 — (110,062,024) 2,829,964 (2,901,965) — — 198,592 —
$ 22,300,611 $ 39,210,098 $ 1,685,057,267 $ 15,155,925 $ —
— —

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
100
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 09/17/21 $ 129,790 $ (1,049,921)
MSCI Emerging Markets E-Mini Index ............................................ 2,943 09/17/21 200,830 (741,430)
(1,791,351)
Short Contracts
Euro-Bund .............................................................. 30 09/08/21 6,140 (38,079)
GBP Currency ............................................................ 3,934 09/13/21 339,430 8,990,616
JPY Currency ............................................................ 573 09/13/21 64,513 1,008,310
S&P 500 E-Mini Index ...................................................... 722 09/17/21 154,818 (1,628,482)
U.S. Treasury 10 Year Note ................................................... 10,043 09/21/21 1,329,913 (7,591,949)
U.S. Treasury Long Bond .................................................... 13 09/21/21 2,087 (46,331)
U.S. Treasury Ultra Bond .................................................... 670 09/21/21 128,975 (6,029,636)
Long Gilt ............................................................... 26 09/28/21 4,607 (32,315)
U.S. Treasury 2 Year Note .................................................... 15 09/30/21 3,305 5,953
U.S. Treasury 5 Year Note .................................................... 3,892 09/30/21 480,206 930,633
(4,431,280)
$ (6,222,631)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,534,171 CHF 1,380,000 Morgan Stanley & Co. International plc 07/15/21 $ 42,148
USD 2,052,126 EUR 1,730,000 Barclays Bank plc 07/15/21 206
USD 371,678,076 EUR 306,570,000 JPMorgan Chase Bank NA 07/15/21 8,061,127
USD 3,045,924 EUR 2,550,000 UBS AG 07/15/21 21,417
USD 1,115,071 GBP 790,000 Morgan Stanley & Co. International plc 07/15/21 22,220
USD 60,439,403 GBP 43,010,000 UBS AG 07/15/21 941,257
USD 4,701,154 EUR 3,849,292 Citibank NA 09/16/21 129,515
9,217,890
EUR 1,000,000 USD 1,212,847 Morgan Stanley & Co. International plc 07/15/21 (26,767)
EUR 750,000 USD 909,562 UBS AG 07/15/21 (20,000)
(46,767)
$ 9,171,123
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 220 09/17/21 EUR 90.00 EUR 1,030 $ 85,759

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
102
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Amount includes $93,923 of net dividends and financing fees.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 10,948 $ (282,007) $ (255,925) $ (26,082)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 06/20/25 B EUR 450 $ 49,537 $ 41,169 $ 8,368
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 420 60,933 64,704 (3,771)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 51,720 42,967 8,753
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 210 18,014 13,672 4,342
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 200 17,157 12,742 4,415
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 140 12,794 7,169 5,625
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 B EUR 100 9,240 9,235 5
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 48,506 19,690 28,816
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 8,289 (106,490) 114,779
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (290,064) (356,118) 66,054
$ (13,874) $ (251,260) $ 237,386
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 18,212,561 $ 169,748
(c)
$ 18,288,386 0.1%
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR:
USD 1 Month

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of June 30, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 835,581 $ 2,779,182 15.2%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 219,374 $ 7,696,763 42.1%
United Kingdom
Prudential plc ............ 410,624 7,812,441 42.7
Total Reference Entity — Long ............ 18,288,386
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 18,288,386
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ (255,925) $ — $ (26,082)
OTC Swaps ................................................................... 211,348 (462,608) 241,157 (3,771)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
Glossary of Terms Used in this Report
Currency Abbreviations
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
JPY Japanese Yen
THB Thai Baht
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
104
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instrum ents and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above
.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,209,145,453 $ 49,786,090 $ 1,258,931,543
Common Stocks:
Aerospace & Defense .................................... 1,611,574 9,013,702 — 10,625,276
Air Freight & Logistics .................................... 8,037,338 9,769,234 — 17,806,572
Airlines .............................................. 11,391,223 11,469,568 — 22,860,791
Auto Components ...................................... 2,557,429 4,135,045 — 6,692,474
Automobiles .......................................... 7,124,266 13,226,324 — 20,350,590
Banks ............................................... 97,633,888 173,379,479 — 271,013,367
Beverages ........................................... 9,138,599 35,724,065 — 44,862,664
Biotechnology ......................................... 33,624,564 1,197,023 — 34,821,587
Building Products ....................................... 3,262,489 15,807,251 — 19,069,740
Capital Markets ........................................ 45,037,889 — — 45,037,889
Chemicals ............................................ 23,384,151 41,379,109 — 64,763,260
Commercial Services & Supplies ............................. 2,069,613 522,469 4,634 2,596,716
Communications Equipment ................................ 3,411,807 2,229,516 — 5,641,323
Construction & Engineering ................................ 220,942 11,007,382 — 11,228,324
Construction Materials .................................... 493,181 3,260,012 — 3,753,193
Consumer Finance ...................................... 38,436,452 17,257,301 — 55,693,753
Containers & Packaging .................................. 1,384,908 — — 1,384,908
Distributors ........................................... 5,806,808 — — 5,806,808
Diversified Consumer Services .............................. — 379,146 — 379,146
Diversified Financial Services ............................... 5,816,588 — — 5,816,588
Diversified Telecommunication Services ........................ 45,573,667 69,489,171 — 115,062,838
Electric Utilities ........................................ 120,296,397 43,520,456 — 163,816,853
Electrical Equipment ..................................... 7,304,780 28,805,506 — 36,110,286
Electronic Equipment, Instruments & Components ................. 13,440,874 25,327,536 — 38,768,410
Energy Equipment & Services .............................. 1,293,655 — — 1,293,655

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ 18,734,047 $ 18,310,792 $ — $ 37,044,839
Equity Real Estate Investment Trusts (REITs) .................... 521,267,750 149,688,995 — 670,956,745
Food & Staples Retailing .................................. 33,896,841 8,678,777 — 42,575,618
Food Products ......................................... 6,547,871 56,350,446 — 62,898,317
Gas Utilities ........................................... 5,463,932 53,213,317 — 58,677,249
Health Care Equipment & Supplies ........................... 31,479,208 24,670,363 — 56,149,571
Health Care Providers & Services ............................ 51,615,561 5,090,230 — 56,705,791
Health Care Technology .................................. 3,325,319 728,583 — 4,053,902
Hotels, Restaurants & Leisure .............................. 29,555,885 12,149,828 — 41,705,713
Household Durables ..................................... 1,684,312 25,444,494 — 27,128,806
Household Products ..................................... 7,766,595 32,537,593 — 40,304,188
Independent Power and Renewable Electricity Producers ............ 187,391 4,760,401 — 4,947,792
Industrial Conglomerates .................................. 11,162,416 663,076 — 11,825,492
Insurance ............................................ 56,604,235 99,253,377 — 155,857,612
Interactive Media & Services ............................... 39,464,865 57,440,907 — 96,905,772
Internet & Direct Marketing Retail ............................ 38,655,577 1,425,940 — 40,081,517
IT Services ........................................... 132,322,468 42,350,899 — 174,673,367
Leisure Products ....................................... 16,891,764 — — 16,891,764
Life Sciences Tools & Services .............................. 7,426,330 31,549,683 — 38,976,013
Machinery ............................................ 33,729,228 42,780,821 — 76,510,049
Marine .............................................. — 7,940,984 — 7,940,984
Media ............................................... 24,830,415 687,911 — 25,518,326
Metals & Mining ........................................ 7,281,415 27,308,452 — 34,589,867
Multiline Retail ......................................... 15,031,639 — — 15,031,639
Multi-Utilities .......................................... 79,764,226 12,608,580 — 92,372,806
Oil, Gas & Consumable Fuels ............................... 91,605,280 63,610,851 — 155,216,131
Paper & Forest Products .................................. 12,309,267 — — 12,309,267
Personal Products ...................................... 22,113,015 35,844,461 — 57,957,476
Pharmaceuticals ....................................... 65,929,025 125,138,101 — 191,067,126
Professional Services .................................... 2,869,264 48,757,444 — 51,626,708
Real Estate Management & Development ....................... 542,661 128,567,056 — 129,109,717
Road & Rail ........................................... 30,527,171 8,135,277 — 38,662,448
Semiconductors & Semiconductor Equipment .................... 53,770,163 140,062,433 — 193,832,596
Software ............................................. 114,308,040 10,703,796 — 125,011,836
Specialty Retail ........................................ 22,907,603 26,919,050 — 49,826,653
Technology Hardware, Storage & Peripherals .................... 42,595,115 28,122,841 — 70,717,956
Textiles, Apparel & Luxury Goods ............................ 3,107,066 53,286,232 — 56,393,298
Thrifts & Mortgage Finance ................................ — 14,817,011 — 14,817,011
Tobacco ............................................. 19,278,954 12,743,904 — 32,022,858
Trading Companies & Distributors ............................ 2,943,065 35,258,232 — 38,201,297
Transportation Infrastructure ............................... 12,097,181 106,532,134 — 118,629,315
Water Utilities ......................................... 5,928,148 6,343,999 — 12,272,147
Wireless Telecommunication Services ......................... 4,390,779 21,041,175 63,045 25,494,999
Corporate Bonds:
Aerospace & Defense .................................... — 101,202,955 — 101,202,955
Air Freight & Logistics .................................... — 1,964,794 — 1,964,794
Airlines .............................................. — 78,650,884 — 78,650,884
Auto Components ...................................... — 86,568,523 — 86,568,523
Automobiles .......................................... — 32,695,292 — 32,695,292
Banks ............................................... — 748,107,469 — 748,107,469
Beverages ........................................... — 20,968,399 — 20,968,399
Biotechnology ......................................... — 14,694,795 — 14,694,795
Building Products ....................................... — 41,862,527 — 41,862,527
Capital Markets ........................................ — 240,376,272 — 240,376,272
Chemicals ............................................ — 86,770,970 — 86,770,970
Commercial Services & Supplies ............................. — 128,900,465 — 128,900,465
Communications Equipment ................................ — 39,720,912 — 39,720,912
Construction & Engineering ................................ — 39,684,664 — 39,684,664
Construction Materials .................................... — 5,566,905 — 5,566,905
Consumer Finance ...................................... — 137,289,303 — 137,289,303
Containers & Packaging .................................. — 89,957,241 — 89,957,241
Distributors ........................................... — 20,833,427 — 20,833,427
Diversified Consumer Services .............................. — 22,793,665 — 22,793,665
Diversified Financial Services ............................... — 60,162,036 — 60,162,036
Diversified Telecommunication Services ........................ — 279,246,802 — 279,246,802
Electric Utilities ........................................ — 100,499,678 — 100,499,678

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
106
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 9,832,140 $ — $ 9,832,140
Electronic Equipment, Instruments & Components ................. — 9,880,421 — 9,880,421
Energy Equipment & Services .............................. — 31,815,696 — 31,815,696
Entertainment ......................................... — 40,168,477 — 40,168,477
Equity Real Estate Investment Trusts (REITs) .................... — 140,296,367 — 140,296,367
Food & Staples Retailing .................................. — 26,393,519 — 26,393,519
Food Products ......................................... — 88,869,692 — 88,869,692
Gas Utilities ........................................... — 11,792,574 — 11,792,574
Health Care Equipment & Supplies ........................... — 29,172,301 — 29,172,301
Health Care Providers & Services ............................ — 216,761,740 — 216,761,740
Health Care Technology .................................. — 6,759,822 — 6,759,822
Hotels, Restaurants & Leisure .............................. — 292,079,454 — 292,079,454
Household Durables ..................................... — 40,016,348 — 40,016,348
Household Products ..................................... — 9,890,265 — 9,890,265
Independent Power and Renewable Electricity Producers ............ — 26,226,734 — 26,226,734
Industrial Conglomerates .................................. — 3,971,071 — 3,971,071
Insurance ............................................ — 109,069,480 — 109,069,480
Interactive Media & Services ............................... — 10,417,964 — 10,417,964
Internet & Direct Marketing Retail ............................ — 24,675,956 — 24,675,956
IT Services ........................................... — 82,915,736 — 82,915,736
Leisure Products ....................................... — 8,205,481 — 8,205,481
Life Sciences Tools & Services .............................. — 7,057,525 — 7,057,525
Machinery ............................................ — 50,378,518 — 50,378,518
Marine .............................................. — 3,472,464 — 3,472,464
Media ............................................... — 260,080,802 — 260,080,802
Metals & Mining ........................................ — 138,469,527 — 138,469,527
Mortgage Real Estate Investment Trusts (REITs) .................. — 4,376,299 — 4,376,299
Multiline Retail ......................................... — 9,498,692 — 9,498,692
Multi-Utilities .......................................... — 8,437,194 — 8,437,194
Oil, Gas & Consumable Fuels ............................... — 584,960,080 — 584,960,080
Paper & Forest Products .................................. — 5,469,328 — 5,469,328
Personal Products ...................................... — 9,501,123 — 9,501,123
Pharmaceuticals ....................................... — 109,643,004 — 109,643,004
Professional Services .................................... — 22,170,374 — 22,170,374
Real Estate Management & Development ....................... — 532,565,860 — 532,565,860
Road & Rail ........................................... — 57,554,502 — 57,554,502
Semiconductors & Semiconductor Equipment .................... — 36,439,501 — 36,439,501
Software ............................................. — 118,003,105 — 118,003,105
Specialty Retail ........................................ — 96,259,813 — 96,259,813
Technology Hardware, Storage & Peripherals .................... — 21,534,908 — 21,534,908
Textiles, Apparel & Luxury Goods ............................ — 8,748,114 — 8,748,114
Thrifts & Mortgage Finance ................................ — 35,470,277 — 35,470,277
Tobacco ............................................. — 12,125,948 — 12,125,948
Trading Companies & Distributors ............................ — 41,566,403 — 41,566,403
Transportation Infrastructure ............................... — 8,440,743 — 8,440,743
Water Utilities ......................................... — 2,786,848 — 2,786,848
Wireless Telecommunication Services ......................... — 125,063,996 — 125,063,996
Equity-Linked Notes ...................................... — 2,426,546,772 — 2,426,546,772
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 45,629,768 3,814,800 49,444,568
Air Freight & Logistics .................................... — 509,204 — 509,204
Airlines .............................................. — 19,481,196 — 19,481,196
Auto Components ...................................... — 21,374,816 — 21,374,816
Automobiles .......................................... — 8,565,600 — 8,565,600
Building Products ....................................... — 15,929,060 — 15,929,060
Capital Markets ........................................ — 6,259,507 1,433,580 7,693,087
Chemicals ............................................ — 46,666,993 1,742,794 48,409,787
Commercial Services & Supplies ............................. — 40,911,902 — 40,911,902
Construction & Engineering ................................ — 15,069,421 — 15,069,421
Construction Materials .................................... — 14,273,868 — 14,273,868
Containers & Packaging .................................. — 24,266,347 4,527,234 28,793,581
Distributors ........................................... — 1,349,725 — 1,349,725
Diversified Consumer Services .............................. — 21,282,109 1,199,000 22,481,109
Diversified Financial Services ............................... — 112,678,442 82,349,935 195,028,377
Diversified Telecommunication Services ........................ — 39,084,572 — 39,084,572
Electric Utilities ........................................ — 3,088,218 — 3,088,218

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 12,822,889 $ — $ 12,822,889
Entertainment ......................................... — 16,096,221 — 16,096,221
Food & Staples Retailing .................................. — 11,498,843 — 11,498,843
Food Products ......................................... — 31,196,799 — 31,196,799
Health Care Equipment & Supplies ........................... — 903,569 — 903,569
Health Care Providers & Services ............................ — 33,871,201 1,547,933 35,419,134
Health Care Technology .................................. — 19,962,355 — 19,962,355
Hotels, Restaurants & Leisure .............................. — 42,433,276 13,598,917 56,032,193
Household Durables ..................................... — 9,317,074 — 9,317,074
Household Products ..................................... — — 639,178 639,178
Independent Power and Renewable Electricity Producers ............ — 1,563,673 — 1,563,673
Industrial Conglomerates .................................. — 16,238,432 — 16,238,432
Insurance ............................................ — 55,794,349 — 55,794,349
Interactive Media & Services ............................... — 29,001,559 — 29,001,559
Internet & Direct Marketing Retail ............................ — 5,677,770 — 5,677,770
IT Services ........................................... — 64,971,018 1,287,968 66,258,986
Life Sciences Tools & Services .............................. — 28,752,522 — 28,752,522
Machinery ............................................ — 37,647,035 411,485 38,058,520
Media ............................................... — 67,757,157 4,636,993 72,394,150
Metals & Mining ........................................ — 10,234,913 — 10,234,913
Oil, Gas & Consumable Fuels ............................... — 5,482,216 — 5,482,216
Personal Products ...................................... — 11,381,386 — 11,381,386
Pharmaceuticals ....................................... — 20,622,282 — 20,622,282
Professional Services .................................... — 23,587,392 — 23,587,392
Real Estate Management & Development ....................... — 63,678 — 63,678
Road & Rail ........................................... — 5,705,644 — 5,705,644
Software ............................................. — 137,176,299 5,675,883 142,852,182
Specialty Retail ........................................ — 26,774,882 — 26,774,882
Technology Hardware, Storage & Peripherals .................... — 712,449 — 712,449
Trading Companies & Distributors ............................ — 8,146,035 1,542,226 9,688,261
Wireless Telecommunication Services ......................... — 12,804,303 — 12,804,303
Foreign Agency Obligations ................................. — 62,919,920 — 62,919,920
Foreign Government Obligations .............................. — 313,468,710 — 313,468,710
Investment Companies .................................... 799,502,482 — — 799,502,482
Non-Agency Mortgage-Backed Securities ........................ — 813,301,352 50,363,278 863,664,630
Preferred Securities:
Banks ............................................... — 176,172,471 — 176,172,471
Capital Markets ........................................ — 108,128,326 — 108,128,326
Commercial Services & Supplies ............................. — 14,003,760 — 14,003,760
Consumer Finance ...................................... 8,316,400 81,134,011 — 89,450,411
Diversified Financial Services ............................... — 18,160,200 — 18,160,200
Electric Utilities ........................................ — 36,313,165 — 36,313,165
Equity Real Estate Investment Trusts (REITs) .................... 5,150,000 — — 5,150,000
Health Care Equipment & Supplies ........................... — 65,064 — 65,064
Insurance ............................................ 20,682,900 27,490,188 — 48,173,088
Oil, Gas & Consumable Fuels ............................... 21,558,886 42,520,587 — 64,079,473
Personal Products ...................................... — 228,913 — 228,913
Technology Hardware, Storage & Peripherals .................... — 57,280,205 — 57,280,205
U.S. Government Sponsored Agency Securities .................... — 10,325,328 — 10,325,328
Warrants .............................................. 11,435 329 — 11,764
Short-Term Securities ....................................... 521,103,194 — — 521,103,194
Options Purchased:
Equity contracts .......................................... 85,759 — — 85,759
Unfunded Floating Rate Loan Interests
(a)
.............................. — 154 — 154
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (6,785) (6,785)
$ 3,546,675,225 $ 14,588,044,782 $ 224,618,188 $ 18,359,338,195
Investments valued at NAV
(b)
...................................... 366,862,894
$ —
$ 18,726,201,089
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 241,157 $ — $ 241,157
Equity contracts ........................................... — 169,748 — 169,748
Foreign currency exchange contracts ............................ 9,998,926 9,217,890 — 19,216,816

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio
108
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 936,586 $ — $ — $ 936,586
Liabilities:
Credit contracts ........................................... — (29,853) — (29,853)
Equity contracts ........................................... (3,419,833) — — (3,419,833)
Foreign currency exchange contracts ............................ — (46,767) — (46,767)
Interest rate contracts ....................................... (13,738,310) — — (13,738,310)
$ (6,222,631) $ 9,552,175 $ — $ 3,329,544
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments:
Assets/Liabilities:
Opening balance, as of July 31, 2020 ..................... $ 21,054,655 $ 257,064 $ — $ 104,876,990 $ 25,158,253 $ 1,575,000 $ (102,437) $ 152, 819,525
Transfers into level 3 ............................... 1,005,394 — 53,461 49,459,701 — — — 50,518,556
Transfers out of level 3 .............................. — — — (3,691,871) (5,956,400) — — (9,648,271)
Accrued discounts/premiums ........................... 22,900 — — 16,464 25,662 — — 65,026
Net realized gain (loss) .............................. 300,616 — — (80,108) — (239,154) — (18,646)
Net change in unrealized appreciation (depreciation)
(a)
.......... (169,801) (189,385) (53,461) (3,435,101) 1,903,763 164,154 95,652 (1,684,179)
Purchases ....................................... 40,326,637 — — 22,204,390 29,232,000 — — 91,763,027
Sales .......................................... (12,754,311) — — (44,942,539) — (1,500,000) — (59,196,850)
Closing balance, as of June 30, 2021 .....................
$ 49,786,090 $ 67,679 $ — $ 124,407,926 $ 50,363,278 $ — $ (6,785) $ 224,618,188
Net change in unrealized appreciation (depreciation) on investments still held a t June 30, 2021
(a)
.........................
$ (58,809) $ (189,385) $ — $ (4,438,691) $ 1,903,763 $ — $ 95,652 $ (2,687,470)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
109
Financial Statements
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 17,041,150,453
Investments, at value — affiliated
(c)
......................................................................................... 1,685,057,267
Cash   ............................................................................................................. 7,112,850
Cash pledged:
Collateral — OTC derivatives ............................................................................................ 810,000
Futures contracts .................................................................................................... 61,620,735
Centrally cleared swaps ................................................................................................ 143,000
Foreign currency, at value
(d)
.............................................................................................. 58,631,334
Receivables: –
Investments sold .................................................................................................... 109,968,026
Securities lending income — affiliated ...................................................................................... 310,450
Capital shares sold ................................................................................................... 31,817,204
Dividends — affiliated ................................................................................................. 3,314
Dividends — unaffiliated ............................................................................................... 17,374,341
Interest — unaffiliated ................................................................................................. 113,056,285
From the Manager ................................................................................................... 222,415
Variation margin on futures contracts ....................................................................................... 1,559,487
Swap premiums paid ................................................................................................... 211,348
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 9,217,890
OTC swaps ........................................................................................................ 410,905
Unfunded floating rate loan interests ....................................................................................... 154
Prepaid expenses ..................................................................................................... 117,612
Total assets .........................................................................................................
19,138,795,070
LIABILITIES
Cash received as collateral for OTC derivatives ................................................................................. 410,000
Collateral on securities loaned, at value ....................................................................................... 366,837,091
Payables: –
Investments purchased ................................................................................................ 510,111,717
Accounting services fees ............................................................................................... 775,499
Administration fees ................................................................................................... 491,413
Capital shares redeemed ............................................................................................... 46,009,872
Custodian fees ...................................................................................................... 576,502
Deferred foreign capital gain tax .......................................................................................... 3,034,830
Income dividend distributions ............................................................................................ 8,993,735
Investment advisory fees ............................................................................................... 6,933,147
Trustees' and Officer's fees ............................................................................................. 118,521
Other affiliate fees ................................................................................................... 23,582
Printing and postage fees .............................................................................................. 108,205
Professional fees .................................................................................................... 381,469
Registration fees .................................................................................................... 783,488
Service and distribution fees ............................................................................................. 2,340,731
Transfer agent fees .................................................................................................. 2,719,589
Other accrued expenses ............................................................................................... 76,926
Variation margin on futures contracts ....................................................................................... 5,456,960
Variation margin on centrally cleared swaps .................................................................................. 1,717
Swap premiums received ................................................................................................ 462,608
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 46,767
OTC swaps ........................................................................................................ 3,771
Unfunded floating rate loan interests ....................................................................................... 6,785
Total liabilities ........................................................................................................
956,704,925
NET ASSETS ........................................................................................................
$ 18,182,090,145

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
110
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 17,589,750,420
Accumulated earnings .................................................................................................. 592,339,725
NET ASSETS ........................................................................................................
$ 18,182,090,145
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 15,921,730,185
(b)
  Securities loaned, at value .............................................................................................. $ 359,348,931
(c)
  Investments, at cost — affiliated .......................................................................................... $ 1,633,687,367
(d)
  Foreign currency, at cost ............................................................................................... $ 58,775,259
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
111
Financial Statements
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 10,222,645,127
Shares outstanding .................................................................................................
885,240,286
Net asset value ....................................................................................................
$ 11.55
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 5,337,186,735
Shares outstanding .................................................................................................
462,703,477
Net asset value ....................................................................................................
$ 11.53
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 1,519,803,177
Shares outstanding .................................................................................................
131,919,604
Net asset value ....................................................................................................
$ 11.52
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 1,102,455,106
Shares outstanding .................................................................................................
95,512,624
Net asset value ....................................................................................................
$ 11.54
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
RETINC-6/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 2, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 2, 2021